As filed with the Securities and Exchange Commission on February 29, 2008
1933 Act File No. 33-11387
1940 Act File No. 811-4984

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. _______	☐
Post-Effective Amendment No. 70	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 71
(Check appropriate box or boxes.)
AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (817) 967-3509
DOUGLAS G. HERRING, PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: March 1, 2008
It is proposed that this filing will become effective (check appropriate box)
     ☐ immediately upon filing pursuant to paragraph (b)
     ☑ on March 1, 2008 pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)(1)
     ☐ on (date) pursuant to paragraph (a)(1)
     ☐ 75 days after filing pursuant to paragraph (a)(2)
     ☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
Registrant has adopted a master-feeder operating structure for five of its eighteen series. This Post-Effective Amendment includes signature pages for the American Beacon Master Trust, the Quantitative Master Series Trust and the State Street Master Funds, the master trusts, and the American Beacon Funds, the feeder trust.

AMERICAN BEACON FUNDS
CONTENTS OF REGISTRATION STATEMENT
This registration statement is comprised of the following:
Cover Sheet
Contents of Registration Statement
Prospectus for the Institutional Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Value Opportunity Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, and Money Market Fund
Prospectus for the PlanAhead Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Value Opportunity Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, High Yield Bond Fund, Enhanced Income Fund, Short-Term Bond Fund, Money Market Fund, and U.S. Government Money Market Fund
Prospectus for the AMR Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, High Yield Bond Fund, S&P 500 Index Fund — Institutional Class, Small Cap Index Fund — Institutional Class, International Equity Index Fund — Institutional Class, Intermediate Bond Fund - Institutional Class, Short-Term Bond Fund — Institutional Class, and Treasury Inflation Protected Securities Fund — Institutional Class
Prospectus for the Service Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, and International Equity Fund
Prospectus for the Cash Management Class of the American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund
Prospectus for the BBH ComSet Class of the American Beacon Money Market Fund
Statement of Additional Information for the AMR Class, Institutional Class, PlanAhead Class, and Service Class of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Value Opportunity Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Enhanced Income Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, Money Market Fund, and U.S. Government Money Market Fund
Statement of Additional Information for the Cash Management Class of the American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund and the Mileage Class of the American Beacon Money Market Mileage Fund

Statement of Additional Information for the BBH ComSet Class of the American Beacon Money Market Fund
Part C
Signature Pages
Exhibits

GUIDANCE VISION EXPERIENCE PROSPECTUS March 1, 2008 INSTITUTIONAL CLASS EQUITY FUNDS Balanced Fund Large Cap Value Fund Large Cap Growth Fund Mid-Cap Value Fund Small Cap Value Fund Small Cap Value Opportunity Fund International Equity Fund Emerging Markets Fund INDEX FUNDS S&P 500 Index Fund Small Cap Index Fund International Equity Index Fund BOND FUNDS High Yield Bond Fund Intermediate Bond Fund Short-Term Bond Fund Treasury Inflation Protected Securities Fund MONEY MARKET FUNDS Money Market Fund The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund’s prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

About the Funds
Overview	2
Balanced Fund	3
Large Cap Value Fund	7
Large Cap Growth Fund	10
Mid-Cap Value Fund	13
Small Cap Value Fund	17
Small Cap Value Opportunity Fund	20
International Equity Fund	23
Emerging Markets Fund	26
S&P 500 Index Fund	30
Small Cap Index Fund	33
International Equity Index Fund	36
High Yield Bond Fund	39
Intermediate Bond Fund	42
Short-Term Bond Fund	45
Treasury Inflation Protected Securities Fund	48
Money Market Fund	51
The Manager	55
SSgA	56
BlackRock Advisors	56
The Sub-Advisors	57
Valuation of Shares	64

About Your Investment
Purchase and Redemption of Shares	65
Frequent Trading and Market Timing	69
Distributions and Taxes	70

Additional Information
Distribution of Fund Shares	71
Master-Feeder Structure	71
Portfolio Holdings	71
Delivery of Documents	72
Financial Highlights	72
Additional Information Back Cover
About the Funds

Overview

The American Beacon Funds (the “Funds”) are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly owned subsidiary of AMR Corporation.

The S&P 500 Index, Small Cap Index, International Equity Index, and Money Market Funds operate under a master-feeder structure (the “Master-Feeder Funds”). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.

•	The Money Market Fund invests all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (“Master Trust”). The Master Trust is managed by the Manager.

•	The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

•	The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series LLC (“Index LLC”). The Index LLC is managed by BlackRock Advisors, LLC, a Delaware limited liability company. BlackRock Advisors, LLC, on behalf of the Small Cap Index Series and International Index Series, has a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), a Delaware limited liability company. BIM is responsible for the day-to-day management of corresponding portfolios of the Index LLC. BlackRock Advisors, LLC and BIM (collectively, “BlackRock”) each is an indirect, wholly owned subsidiary of BlackRock, Inc., one of the world’s largest asset management firms with over $1 trillion in assets under management.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term “Fund” is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See “Master-Feeder Structure”.

Fund shares are only available in states in which they are authorized for purchase.

About the Funds	Prospectus
2

American Beacon

Balanced FundSM

Investment Objective

Income and capital appreciation.

Principal Strategies

Ordinarily, between 50% and 70% of the Fund’s total assets are invested in equity securities and between 30% and 50% of the Fund’s total assets are invested in debt securities.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets are currently allocated among the Manager and the following three investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC
(“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine Global, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund’s guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets, nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund’s investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a “top-down” or “bottom-up” investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

Prospectus	About the Funds
3

American Beacon

Balanced FundSM — (continued)

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

Market Risk (Stocks)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Value Stocks Risk (Stocks)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Interest Rate Risk (Bonds)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk (Bonds)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk (Bonds)
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

About the Funds	Prospectus
4

American Beacon

Balanced FundSM — (continued)

When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to three broad-based market indices, an index specific to the Fund’s strategy, and the Lipper Mixed-Asset Target Allocation Growth (MATAG) Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund’s strategy do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	13.81%
(1/1/98 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–10.83%
(1/1/98 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	2.05%	11.71%	6.97%
Return After Taxes on Distributions	0.23%	10.28%	5.21%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	9.72%	5.14%

Balanced Composite Index[1]	2.79%	10.57%	7.29%
Russell 1000® Value Index[1]	–0.17%	14.63%	7.68%
Lehman Brothers Aggregate Index[1]	6.97%	4.42%	5.97%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper MATAG Funds Index[2]	6.53%	11.45%	6.62%

[1]	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Lehman Brothers Aggregate Index have been combined in a 60%/40% proportion. Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper MATAG Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.27%
Distribution (12b-1) Fees	0.00
Other Expenses	0.30
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.58%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

Prospectus	About the Funds
5

American Beacon

Balanced FundSM — (continued)

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
6

American Beacon

Large Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index1 at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2007, the market capitalizations of the companies in the Russell 1000 Index ranged from $479 million to $527.8 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets are currently allocated among four investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Global Investment Management, LLC

Hotchkis and Wiley Capital Management, LLC

Metropolitan West Capital Management, LLC

The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Global Investment Management, LLC and Metropolitan West Capital Management, LLC.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 1000 Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
7

American Beacon

Large Cap Value FundSM — (continued)

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to two broad-based market indices and the Lipper Large-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	19.92%
(1/1/98 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–18.64%
(1/1/98 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	3.18%	16.96%	7.81%
Return After Taxes on Distributions	2.28%	16.31%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares	2.82%	14.83%	6.02%

Russell 1000® Value Index[1]	–0.17%	14.63%	7.68%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper Large-Cap Value Funds Index[2]	2.46%	13.04%	6.12%

[1]	Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do

About the Funds	Prospectus
8

American Beacon

Large Cap Value FundSM — (continued)

not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00
Other Expenses	0.31
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.60%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
9

American Beacon

Large Cap Growth FundSM

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index1 at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2007, the market capitalizations of the companies in the Russell 1000 Index ranged from $479 million to $527.8 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”) that the investment sub-advisors believe have above-average growth potential.

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Goldman Sachs Asset Management, L.P. (“GSAM”)

The Renaissance Group LLC (“Renaissance”)

GSAM utilizes a combination of qualitative insights and quantitative techniques in seeking to maximize its portion of the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to those of the Russell 1000® Growth Index.1 GSAM’s approach seeks to structure a portfolio that overweights stocks that it believes are attractively valued and profitable with positive momentum, sustainable earnings, positive sentiment and shareholder friendly management.

Renaissance attempts to construct a portfolio of attractively priced companies with demonstrated records of above-average profitability and accelerating earnings trends. Renaissance employs a disciplined decision-making process to create and manage a somewhat concentrated growth-oriented equity portfolio. The cornerstone of its process is a quantitative model that is designed to identify large market capitalization companies with above-average historical rates of profitability and strong financial characteristics.

The Fund’s investment strategies are likely to result in a portfolio turnover rate greater than 100%. Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 1000 Index and Russell 1000 Growth Index are registered trademarks of Frank Russell Company.

About the Funds	Prospectus
10

American Beacon

Large Cap Growth FundSM — (continued)

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	14.97%
(1/1/01 through 12/31/07)	(4th Quarter 2001)
Lowest Quarterly Return:	–21.98%
(1/1/01 through 12/31/07)	(1st Quarter 2001)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Year	(7/31/00)
Return Before Taxes	5.70%	11.19%	–3.79%
Return After Taxes on Distributions	5.15%	11.00%	–3.92%
Return After Taxes on Distributions and Sale of Fund Shares	4.46%	9.77%	–3.17%

Russell 1000 Growth Index[1]	11.81%	12.10%	–3.14%
Lipper Large-Cap Growth Funds Index[2]	14.97%	12.06%	–3.11%

[1]	The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

[2]	The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	About the Funds
11

American Beacon

Large Cap Growth FundSM — (continued)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.53%
Distribution (12b-1) Fees	0.00
Other Expenses	0.53
Acquired Fund Fee and Expense	0.00

Total Annual Fund Operating Expenses[1]	1.06%

Expense Reimbursement/(Recoupment)	0.16%[2]
Net Expenses	0.90%[3]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Manager has contractually agreed to reimburse the Institutional Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.90%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class of the Fund to exceed 0.90%.

[3]	The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$92
3 Years	$321
5 Years	$569
10 Years	$1,280

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
12

American Beacon

Mid-Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap® Index1 at the time of investment. As of December 31, 2007, the market capitalizations of the companies in the Russell Midcap Index ranged from $479 million to $42.1 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Pzena Investment Management, LLC (“Pzena”)

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow’s portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or “deep” value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with “normal earnings” defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company’s history and the history of its industry).

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In

1     Russell Midcap Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
13

American Beacon

Mid-Cap Value FundSM — (continued)

general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Institutional Class of the Fund began offering its shares on November 30, 2005. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on June 30, 2004. In the chart and table below, performance results before November 30, 2005 are for the older class. The older class had a similar expense structure to the Institutional Class of the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	7.11%
(1/1/05 through 12/31/07)	(4th Quarter 2006)
Lowest Quarterly Return:	−6.93%
(1/1/05 through 12/31/07)	(4th Quarter 2007)

About the Funds	Prospectus
14

American Beacon

Mid-Cap Value FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
		0Since Inception
	1 Year	(6/30/04)
Return Before Taxes	–5.13%	9.47%
Return After Taxes on Distributions	–6.63%	6.57%
Return After Taxes on Distributions and Sale of Fund Shares	–1.89%	6.83%

Russell Midcap® Value Index[1]	–1.42%	13.15%
Lipper Mid-Cap Value Funds Index[2]	3.62%	11.06%

[1]	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000® Index. Russell Midcap Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company.

[2]	The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.67%
Distribution (12b-1) Fees	0.00
Other Expenses	0.42
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.10%

Expense Reimbursement/(Recoupment)	0.12%[3]
Net Expenses	0.98%[4]

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[3]	The Manager has contractually agreed to reimburse the Institutional Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.98%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class of the Fund to exceed 0.98%.

[4]	The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

Prospectus	About the Funds
15

American Beacon

Mid-Cap Value FundSM — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$100
3 Years	$338
5 Years	$595
10 Years	$1,329

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
16

American Beacon

Small Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, “stocks”).

The Fund’s assets are currently allocated among five investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

Opus Capital Group, LLC (“Opus”)

The Boston Company Asset Management, LLC (“The Boston Company”)

The Fund’s Board of Trustees has appointed the following two investment sub-advisors to the Fund, but the Manager has not allocated Fund assets to these sub-advisors:

Dreman Value Management, LLC (“Dreman”)

Metropolitan West Capital Management, LLC (“MetWest Capital”)

The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine Global, Dreman, MetWest Capital, Opus, and The Boston Company as their capacity commitments to the Fund permit.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000® Index1):

•	above-average earnings growth potential,
•	below-average price to earnings ratio, and
•	below-average price to book value ratio.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 2000 Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
17

American Beacon

Small Cap Value FundSM — (continued)

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	24.86%
(1/1/99 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–20.88%
(1/1/99 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(12/31/98)
Return Before Taxes	–6.44%	16.30%	12.45%
Return After Taxes on Distributions	–8.64%	14.73%	10.94%
Return After Taxes on Distributions and Sale of Fund Shares	–2.06%	13.89%	10.36%

Russell 2000® Value Index[1]	–9.78%	15.80%	10.94%
Lipper Small-Cap Value Funds Index[2]	–4.57%	16.41%	11.28%

[1]	Russell 2000 Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors

[2]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

About the Funds	Prospectus
18

American Beacon

Small Cap Value FundSM — (continued)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00
Other Expenses	0.30
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.81%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
19

American Beacon

Small Cap Value Opportunity FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager currently allocates all of the Fund’s assets to PanAgora Asset Management, Inc. (“PanAgora”).

PanAgora’s investment process follows a bottom-up approach. The strategy applies quantitative techniques combined with traditional investment theory. The investment team utilizes a proprietary, multi-factor, quantitative model to create a return forecast for each stock in the Russell 2000® Value Index.1 Factors indicating relative value, such as book-to-price ratio, sales-to-price ratio, forward earnings-to-price ratio, and dividend yield, play a significant role in the model. Additional factor categories include earnings quality, earnings momentum, and price momentum. Each stock’s return forecast is then weighed against its contribution to the risk of the portfolio in comparison to the benchmark and transaction costs. PanAgora attempts to construct a portfolio with the highest return potential and the lowest risk. A key component of their investment process is the fundamental analysis of potential investments by the investment team. This insight is used to enhance and verify the quantitative techniques.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

1     Russell 2000 Value Index is a registered trademark of Frank Russell Company.

About the Funds	Prospectus
20

American Beacon

Small Cap Value Opportunity FundSM — (continued)

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by PanAgora may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2007. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	2.77%
(1/1/07 through 12/31/07)	(2nd Quarter 2007)
Lowest Quarterly Return:	–9.27%
(1/1/07 through 12/31/07)	(4th Quarter 2007)

Average Annual Total Return
as of 12/31/07
Since Inception
	1 Year	(3/31/06)
Return Before Taxes	−12.60%	−3.89%
Return After Taxes on Distributions	−12.77%	−4.06%
Return After Taxes on Distributions and Sale of Fund Shares	−7.96%	−3.32%

Russell 2000 Value Index[1]	−9.78%	−1.06%
Lipper Small-Cap Value Funds Index[2]	−4.57%	0.11%

[1]	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of Frank Russell Company.

[2]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	About the Funds
21

American Beacon

Small Cap Value Opportunity FundSM — (continued)

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Opportunity Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.52%
Distribution (12b-1) Fees	0.00
Other Expenses	0.75%
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.28%

Expense Reimbursement/(Recoupment)	0.23%[3]
Net Expenses	1.05%[4]

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[3]	The Manager has contractually agreed to reimburse the Institutional Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 1.05%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class of the Fund to exceed 1.05%.

[4]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$107
3 Years	$383
5 Years	$680
10 Years	$1,525

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
22

American Beacon

International Equity FundSM

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets.

The Fund’s assets are currently allocated among four investment sub-advisors:

Causeway Capital Management LLC

Lazard Asset Management LLC

Templeton Investment Counsel, LLC

The Boston Company Asset Management, LLC (“The Boston Company”)

The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as it has closed its international value equity strategy to further investments by the Fund. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):

•	above-average return on equity or earnings growth potential,
•	below-average price to earnings or price to cash flow ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

Prospectus	About the Funds
23

American Beacon

International Equity FundSM — (continued)

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Derivatives Risk
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	21.82%
(1/1/98 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–22.41%
(1/1/98 through 12/31/07)	(3rd Quarter 2002)

About the Funds	Prospectus
24

American Beacon

International Equity FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	9.73%	22.04%	10.33%
Return After Taxes on Distributions	7.41%	20.80%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	8.93%	19.45%	8.63%

MCSI EAFE Index[1]	11.17%	21.59%	8.66%
Lipper International Funds Index[2]	14.25%	21.83%	9.46%

[1]	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

[2]	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.34%
Distribution (12b-1) Fees	0.00
Other Expenses	0.34
Acquired Fund Fees and Expenses[2]	0.00

Total Annual Fund Operating Expenses[3]	0.68%

[1]	Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$69
3 Years	$218
5 Years	$379
10 Years	$847

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
25

American Beacon

Emerging Markets FundSM

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:

•	are primarily listed on the trading market of an emerging market country;
•	are headquartered in an emerging market country; or
•	derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

•	has an emerging stock market as defined by the International Finance Corporation (“IFC”);
•	has a low- to middle-income economy according to the World Bank;
•	is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or
•	has a per-capita gross national product of $10,000 or less.

The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as “stocks”).

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)

The Boston Company Asset Management, LLC (“The Boston Company”)

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund’s assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To attempt to manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

About the Funds	Prospectus
26

American Beacon

Emerging Markets FundSM — (continued)

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Emerging Markets Risk
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

Derivatives Risk
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	25.88%
(1/1/01 through 12/31/07)	(4th Quarter 2001)
Lowest Quarterly Return:	–20.38%
(1/1/01 through 12/31/07)	(3rd Quarter 2001)

Prospectus	About the Funds
27

American Beacon

Emerging Markets FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
Return Before Taxes	34.12%	35.18%	17.97%
Return After Taxes on Distributions	29.91%	32.66%	16.36%
Return After Taxes on Distributions and Sale of Fund Shares	25.57%	30.90%	15.52%

MSCI Emerging Markets Index[1]	39.39%	37.02%	18.42%
Lipper Emerging Markets Funds Index[2]	36.25%	36.33%	18.19%

[1]	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

[2]	The Lipper Emerging Markets Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Markets Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.81%
Distribution (12b-1) Fees	0.00
Other Expenses	0.59
Acquired Fund Fees and Expenses[2]	0.01

Total Annual Fund Operating Expenses[3]	1.41%

[1]	Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

About the Funds	Prospectus
28

American Beacon

Emerging Markets FundSM — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$144
3 Years	$446
5 Years	$771
10 Years	$1,691

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
29

American Beacon

S&P 500® Index Fund1

Investment Objective

To replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index” or “Index”).

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Tracking Error Risk
The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

Derivatives Risk
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost.

Investment Risks
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit

1    S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. “Standard and Poor’s ®,” “S&P ®,” “Standard & Poor’s 500,” “S&P 500 ®” and “500” are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in this Fund.

About the Funds	Prospectus
30

American Beacon

S&P 500® Index Fund — (continued)

Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund’s shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	21.32%
(1/1/98 through 12/31/07)	(4th Quarter 1998)
Lowest Quarterly Return:	–17.43%
(1/1/98 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	5.39%	12.65%	5.76%
Return After Taxes on Distributions	5.09%	12.35%	5.37%
Return After Taxes on Distributions and Sale of Fund Shares	3.90%	11.04%	4.86%

S&P 500 Index[1]	5.49%	12.83%	5.91%
Lipper S&P 500 Objective Funds Index[2]	5.25%	12.53%	5.62%

[1]	The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

[2]	The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees[2]	0.045%
Distribution (12b-1) Fees	0.000
Other Expenses	0.090

Total Annual Fund Operating Expenses	0.130%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

[2]	This fee represents the total fees paid by the State Street Equity 500 Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA’s service as investment advisor.

Prospectus	About the Funds
31

American Beacon

S&P 500® Index Fund — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$13
3 Years	$42
5 Years	$73
10 Years	$166

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
32

American Beacon

Small Cap Index FundSM

Investment Objective

To match the performance of the Russell 2000® Index1 (the “Russell 2000” or “Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust. The investment objective of the Master Small Cap Index Series may be changed without shareholder approval.

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of December 31, 2007, the market capitalizations of the companies in the Russell 2000 Index ranged from $27 million to $8.4 billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Russell 2000. The Fund is also a non-diversified fund.

Using a statistical sampling technique, the Fund invests in a sample of the stocks included in the Russell 2000 and aims to create a portfolio that approximates the performance of the Russell 2000. The Fund does not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000 and so has fewer transaction costs than it would incur through full replication. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may at times invest a significant portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund’s securities in a timely manner or at all.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Tracking Error Risk
The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

Non-Diversification Risk
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be

1     Russell 2000 ® Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
33

American Beacon

Small Cap Index FundSM — (continued)

particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Derivatives Risk
Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	23.23%
(1/1/01 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–21.33%
(1/1/01 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
Return Before Taxes	–1.63%	15.98%	7.09%
Return After Taxes on Distributions	–2.97%	15.21%	6.45%
Return After Taxes on Distributions and Sale of Fund Shares	0.19%	13.86%	5.94%

Russell 2000 Index[1]	–1.56%	16.25%	7.27%
Lipper Small-Cap Core Funds Index[2]	1.92%	15.76%	8.47%

[1]	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

[2]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.01%
Distribution (12b-1) Fees	0.00
Other Expenses	0.19

Total Annual Fund Operating Expenses	0.20%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.

About the Funds	Prospectus
34

American Beacon

Small Cap Index FundSM — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
35

American Beacon

International Equity Index FundSM

Investment Objective

To match the performance of the Morgan Stanley Capital International EAFE Index (the “MSCI EAFE Index” or “Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Master International Index Series of the Index Trust. The investment objective of the Master International Index Series may be changed without shareholder approval.

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The MSCI EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country’s relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index’s performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Index. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country, represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, using a statistical sampling technique, the Fund may invest in a sample of equity securities included in the MSCI EAFE Index and in derivative instruments that correlate with components of the MSCI EAFE Index as a whole. The Fund aims to create a portfolio that approximates the performance of the MSCI EAFE Index with fewer transaction costs than would be incurred through full replication.

The Fund may invest in derivative instruments, and may at times invest a significant portion of its assets in options and futures contracts correlated with market indices or countries included within the MSCI EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to international stocks quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund’s securities in a timely manner or at all.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Tracking Error Risk
The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held

About the Funds	Prospectus
36

American Beacon

International Equity Index FundSM — (continued)

by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return of the Index.

Non-Diversification Risk
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Derivatives Risk
Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	19.48%
(1/1/01 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–19.77%
(1/1/01 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
Return Before Taxes	10.68%	21.55%	6.72%
Return After Taxes on Distributions	9.64%	20.91%	6.14%
Return After Taxes on Distributions and Sale of Fund Shares	7.92%	18.96%	5.58%

MCSI EAFE Index[1]	11.17%	21.58%	6.91%
Lipper International Large-Cap Core Funds Index[2]	12.51%	18.55%	5.47%

[1]	Performance is that of the MCSI EAFE Index from inception through September 30, 2001 and from June 1, 2002 through December 31, 2002. Performance from October 1, 2001 through May 31, 2002 is that of the Provisional MCSI EAFE Index. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

[2]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	About the Funds
37

American Beacon

International Equity Index FundSM — (continued)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.01%
Distribution (12b-1) Fees	0.00
Other Expenses	0.18

Total Annual Fund Operating Expenses	0.19%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
38

American Beacon

High Yield Bond FundSM

Investment Objective

High current income and capital appreciation.

Principal Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisors. These types of securities are commonly referred to as “junk bonds.” The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets between two investment sub-advisors:

Franklin Advisers, Inc. (“Franklin”)

Post Advisory Group, LLC (“Post”)

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly “blue chip” companies that have encountered some financial difficulties.

In selecting investments, both Franklin and Post utilize a bottom-up and research-driven investment process that relies heavily on internal research and fundamental credit analysis. The investment philosophy of each sub-advisor concentrates on identification of relative value and downside protection.

To a lesser extent, the Fund may invest in other securities, including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund’s overall investment objective.

The fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

High Yield Securities Risk
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Market Risk
Market risk involves the possibility that the value of the Fund’s investments will decline due to drops in the overall high yield bond market. Changes in the economic

Prospectus	About the Funds
39

American Beacon

High Yield Bond FundSM — (continued)

climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s investments to decline, regardless of the financial conditions of the issuers held by the Fund.

Foreign Investing Risk
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Liquidity Risk
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund’s investments at favorable prices. In addition, valuation of the Fund’s investments may become more difficult if objective market prices are unavailable.

Market Timing Risk
Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Hedging Risk
Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

Securities Selection Risk
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper High Current Yield Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	6.83%
(1/1/01 through 12/31/07)	(4th Quarter 2001)
Lowest Quarterly Return:	–4.04%
(1/1/01 through 12/31/07)	(3rd Quarter 2001)

About the Funds	Prospectus
40

American Beacon

High Yield Bond FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(12/29/00)
Return Before Taxes	2.84%	8.36%	8.28%
Return After Taxes on Distributions	0.19%	5.41%	5.21%
Return After Taxes on Distributions and Sale of Fund Shares	1.85%	5.48%	5.27%

JPMorgan Global High-Yield Index[1]	2.88%	10.95%	8.95%
Lipper High Current Yield Bond Funds Index[2]	2.13%	10.07%	6.56%

[1]	The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index.

[2]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00
Other Expenses	0.36
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.87%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
41

American Beacon

Intermediate Bond FundSM

Investment Objective

Income and capital appreciation.

Principal Strategies

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”).

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

About the Funds	Prospectus
42

American Beacon

Intermediate Bond FundSM — (continued)

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus.

Securities Selection Risk
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Institutional Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund no longer in operation began offering its shares on September 15, 1997. In the chart and table below, performance results before March 1, 1999 are for the other class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Prior to March 1, 2005, the Institutional Class of the Fund was known as the AMR Class. Performance shown in the chart and tables below reflects the Fund’s one-time receipt in December 2006 of class action settlement proceeds that were related to investment activity in 2002. The Fund’s performance for all periods that include December 2006 was significantly higher than it would have been absent receipt of the settlement proceeds. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Prospectus	About the Funds
43

American Beacon

Intermediate Bond FundSM — (continued)

Highest Quarterly Return:	4.72%
(1/1/98 through 12/31/07)	(3rd Quarter 2001)
Lowest Quarterly Return:	–2.75%
(1/1/98 through 12/31/07)	(2nd Quarter 2004)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	7.19%	4.45%	5.61%
Return After Taxes on Distributions	5.38%	2.80%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	4.63%	2.82%	3.47%

Lehman Bros. Aggregate Index[1]	6.97%	4.42%	5.97%
Lipper Intermediate Investment Grade Index[2]	5.43%	4.36%	5.53%

[1]	The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

[2]	The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Funds category. Lipper is an independent research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.25%
Distribution (12b-1) Fees	0.00
Other Expenses	0.10
Acquired Fund Fees and Expenses[1]	0.00

Total Annual Fund Operating Expenses[2]	0.35%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
44

American Beacon

Short-Term Bond FundSM

Investment Objective

Income and capital appreciation.

Principal Strategies

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates.

Prospectus	About the Funds
45

American Beacon

Short-Term Bond FundSM — (continued)

When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus.

Securities Selection Risk
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Performance shown in the chart and tables below reflects the Fund’s one-time receipt in December 2006 of class action settlement proceeds that were related to investment activity in 2002. The Fund’s performance for all periods that include December 2006 was significantly higher than it would have been absent receipt of the settlement proceeds. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	3.34%
(1/1/98 through 12/31/07)	(3rd Quarter 2001)
Lowest Quarterly Return:	–1.03%
(1/1/98 through 12/31/07)	(2nd Quarter 2004)

About the Funds	Prospectus
46

American Beacon

Short-Term Bond FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	5.30%	3.42%	4.71%
Return After Taxes on Distributions	3.50%	1.69%	2.58%
Return After Taxes on Distributions and Sale of Fund Shares	3.41%	1.90%	2.70%

Merrill Lynch 1-3 Yr Gov./Corp. Index[1]	6.87%	3.35%	4.97%
Lipper Short Investment Grade Bond Funds Index[2]	4.80%	3.03%	4.30%

[1]	The Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

[2]	The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.25%
Distribution (12b-1) Fees	0.00
Other Expenses	0.12
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.38%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
47

American Beacon

Treasury Inflation Protected Securities FundSM

Investment Objective

Inflation protection and income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund’s assets may be invested in inflation-indexed debt securities issued by U.S. Government agencies or instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government), foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations, as well as fixed income securities that are not indexed to inflation.

Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security’s fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates all of the Fund’s assets to NISA Investment Advisors, LLC (“NISA”).

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security.

NISA’s investment process combines strategic (top-down) and tactical (bottom-up) analysis to determine a strategy whose goal is to outperform the Fund’s benchmark. NISA may use derivative instruments, such as futures contracts, options and swap agreements as a hedge against interest rate or foreign currency fluctuations.

Under normal circumstances, the Fund’s dollar-weighted average maturity is expected to be between five and twenty years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Income Risk
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund’s distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

About the Funds	Prospectus
48

American Beacon

Treasury Inflation Protected Securities FundSM — (continued)

Deflation Risk
In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

Derivatives Risk
The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost.

Foreign Investing Risk
The Fund may invest a portion of its assets in securities issued by foreign governments or foreign corporations. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Securities Selection Risk
Securities selected by NISA may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Additional Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Treasury Inflation-Protected Securities (TIPS) Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	5.17%
(1/1/05 through 12/31/07)	(4th Quarter 2007)
Lowest Quarterly Return:	–1.13%
(1/1/05 through 12/31/07)	(1st Quarter 2006)

	Average Annual Total Return
	as of 12/31/07
		Since Inception
	1 Year	(6/30/04)
Return Before Taxes	11.22%	5.09%
Return After Taxes on Distributions	9.70%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	7.23%	3.39%

Lehman Bros. 1-10 Yr. U.S. TIPS Index[1]	11.45%	5.61%
Lipper TIPS Funds Index[2]	10.52%	5.66%

[1]	The Lehman Brothers 1-10 Year U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury inflation-indexed securities with maturities between one and ten years.

[2]	The Lipper TIPS Funds Index tracks the results of the 30 largest mutual funds in the Lipper TIPS Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	About the Funds
49

American Beacon

Treasury Inflation Protected Securities FundSM — (continued)

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.19%
Distribution (12b-1) Fees	0.00
Other Expenses	0.24
Acquired Fund Fees and Expense	0.00

Total Annual Fund Operating Expenses	0.43%

Expense Reimbursement/(Recoupment)	0.08%[1]
Net Expenses	0.35%[2]

[1]	The Manager has contractually agreed to reimburse the Institutional Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.35%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class of the Fund to exceed 0.35%.

[2]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$130
5 Years	$233
10 Years	$534

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
50

American Beacon

Money Market FundSM

Investment Objective

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances; asset-backed securities; municipal securities; and repurchase agreements.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy securities with the following credit qualities:

•	rated in the highest short-term categories by two rating organizations, such as “A-1” by Standard & Poor’s Ratings Services and “P-1” by Moody’s Investors Service, Inc., at the time of purchase.
•	rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
•	unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors

Interest Rate Risk
The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

Concentration Risk
Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

NAV Risk
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk
The value of a security held by the Fund may decline if the security’s credit rating is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Securities Selection Risk
The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s average dollar-weighted maturity. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund’s yield could be less than other similar money market funds.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests

Prospectus	About the Funds
51

American Beacon

Money Market FundSM — (continued)

within the time periods stated in the “Redemption Policies” section of this Prospectus.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may visit the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to obtain the Fund’s current seven-day yield.

Highest Quarterly Return:	1.65%
(1/1/98 through 12/31/07)	(3rd & 4th Quarter 2000)
Lowest Quarterly Return:	0.21%
(1/1/98 through 12/31/07)	(3rd Quarter 2003)

Average Annual Total Return
as of 12/31/07
1 Year	5 Years	10 Years
5.24%	3.08%	3.83%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00
Other Expenses	0.12
Acquired Fund Fees and Expense	0.01

Total Annual Fund Operating Expenses	0.23%

Expense Reimbursement/(Recoupment)	0.05%[2]
Net Expenses	0.18%[3]

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.

[2]	The Manager has contractually agreed to reimburse the Institutional Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.18%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class of the Fund to exceed 0.18%.

[3]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

About the Funds	Prospectus
52

American Beacon

Money Market FundSM — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$69
5 Years	$124
10 Years	$288

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
53

Historical Performance of Accounts Similar to the Small Cap
Value Opportunity Fund

The performance shown in the following chart and tables is for the PanAgora Small Cap Value Stock Selector Composite (“PanAgora Composite”), which is composed of accounts managed by PanAgora that have investment objectives, policies and strategies substantially similar to those of the Small Cap Value Opportunity Fund. The performance of the composite has been calculated using a time-weighted rate of return, which differs from the standardized methodology for calculating mutual fund performance. The returns of the PanAgora Composite are shown net of all fees and expenses. Applying the Small Cap Value Opportunity Fund’s expense structure to the composite would have lowered the performance results shown. The Small Cap Value Opportunity Fund is subject to certain restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code that do not apply to the private accounts included in the composite. Had these restrictions been applicable, the performance of the composite may have been adversely affected. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE SMALL CAP VALUE OPPORTUNITY FUND. NEITHER THE BAR CHARTS NOR THE TABLES THAT FOLLOW ARE INTENDED TO INDICATE HOW THE SMALL CAP VALUE OPPORTUNITY FUND WILL PERFORM IN THE FUTURE.

Highest Quarterly Return:	21.82%
(1/1/03 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	−9.16%
(1/1/03 through 12/31/07)	(4th Quarter 2007)

	Average Annual Total Return
	as of 12/31/07
			Since
	1 Year	5 Years	Inception[1]
PanAgora Composite	–11.62%	16.54%	10.40%
Russell 2000® Value Index[2]	–9.78%	15.80%	10.36%
Lipper Small-Cap Value Funds Index[3]	–4.57%	16.41%	11.65%

[1]	The inception date for the PanAgora Composite is June 30, 2002.

[2]	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company.

[3]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

About the Funds	Prospectus
54

The Manager

The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2007, the Manager had approximately $60.9 billion of assets under management, including approximately $31.1 billion under active management and $29.8 billion as named fiduciary or financial advisor. Approximately $27.0 billion of the Manager’s total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

•	develops the investment programs for each Fund,
•	selects and changes sub-advisors and master portfolios, where applicable (subject to requisite approvals),
•	allocates assets among sub-advisors,
•	monitors the sub-advisors’ and master portfolio advisors’ investment programs and results,
•	coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,
•	oversees each Fund’s securities lending activities and actions taken by the securities lending agent, and
•	with the exception of the High Yield Bond, S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

•	0.25% of the net assets of the Manager’s portion of the Intermediate Bond Fund,
•	0.25% of the net assets of the Short-Term Bond Fund, plus
•	0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund’s net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, Small Cap Value Opportunity, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond, and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net monthly income generated from the Funds’ securities lending activities. Currently, the Manager receives 10% of such income. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 2007, net of reimbursements and shown as a percentage of average net assets, were as follows:

Management
Fund	Fees
Balanced	0.27%
Large Cap Value	0.28%
Large Cap Growth	0.53%
Mid-Cap Value	0.67%
Small Cap Value	0.50%
Small Cap Value Opportunity	0.52%
International Equity	0.34%
Emerging Markets	0.81%
High Yield Bond	0.50%
Intermediate Bond	0.25%
Short-Term Bond	0.25%

The management fees paid by the Treasury Inflation Protected Securities Fund and the Money Market Fund for their fiscal year ended December 31, 2007 were 0.19% and 0.10%, respectively, of each Fund’s average net assets.

A discussion of the Board’s consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager is available in the semi-annual reports dated June 30, 2007 for the S&P 500 Index, Small Cap Index, International Equity Index, Treasury Inflation Protected Securities, and Money Market Funds and in the annual reports dated October 31, 2007 for all other Funds.

Douglas G. Herring and Wyatt C. Crumpler are the leaders of the Manager’s portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond and Money Market Funds. Mr. Herring and Mr. Crumpler are responsible for developing each Fund’s investment program and recommending sub-advisors to the Funds’ Board of Trustees. In addition, Mr. Crumpler, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor’s performance and allocates the Funds’ assets among the sub-advisors and the Manager, as applicable.

Funds Under Management	Team Members
Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Small Cap Value Opportunity, and Intermediate Bond	Adriana R. Posada
Large Cap Growth, S&P 500 Index, Small Cap Index, and International Equity Index	Cynthia Thatcher
International Equity, Emerging Markets, High Yield Bond, and Treasury Inflation Protected Securities	Kirk L. Brown

Mr. Herring is President and CEO of the Manager and has served on the portfolio management team since September 2006. Prior to joining the Manager, Mr. Herring was

Prospectus	About the Funds
55

Vice President and Controller of American Airlines, Inc. from August 1998 to March 2006. Mr. Crumpler joined the Manager in January 2007 as Vice President of Trust Investments and a member of the portfolio management team. From January 2004 to January 2007, Mr. Crumpler was Managing Director of Corporate Accounting at American Airlines, Inc. Prior to that time, he was Director of IT Strategy and Finance for American Airlines, Inc. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager in December 1999. Mr. Brown is Managing Director of Trust and Alternative Investments, and he has served on the portfolio management team since February 1994. The Funds’ Statement of Additional Information (“SAI”) provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond and Money Market Funds and a portion of the fixed income assets of the Balanced and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds’ holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002. She has responsibility for credit and relative value analysis of corporate bonds. The Funds’ SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.

SSgA

The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the “State Street Portfolio”), which is advised by SSgA Funds Management Inc. (“SSgA FM”). SSgA FM is a subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2007, SSgA FM managed approximately $144 billion in assets and, together with its affiliates, which comprise State Street Global Advisors (“SSgA”), the investment management business of State Street Corporation, managed approximately $1.98 trillion in assets. SSgA FM serves as investment advisor, and State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA FM’s services as investment advisor and State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio.

SSgA FM manages the State Street Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the State Street Portfolio include the following: John Tucker and Karl Schneider. Mr. Tucker is a Vice President of SSgA and a Principal of SSgA FM. Mr. Tucker is a Senior Portfolio Manager in SSgA FM’s Global Structured Products Team. Mr. Tucker joined SSgA in 1988. Prior to joining the Global Structured Products Group, Mr. Tucker worked in the SSgA Structured Products Group in London as Manager of all index strategies. Mr. Schneider is a Principal of SSgA and a Principal of SSgA FM. Mr. Schneider joined SSgA in 1996 as a member of the SSgA Global Fundamental Strategies Team. The Funds’ SAI provides additional information about Mr. Tucker and Mr. Schneider, including other accounts they manage, their ownership in the State Street Portfolio and their compensation.

BlackRock Advisors

The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series LLC (“Index LLC”) with similar names and identical investment objectives. The Index LLC is managed by BlackRock Advisors, LLC, a Delaware limited liability company. BlackRock Advisors, LLC, on behalf of the Master Small Cap Index Series and Master International Index Series of the Index LLC, has a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), a Delaware limited liability company. BIM is responsible for the day-to-day management of corresponding portfolios of the Index LLC. BlackRock Advisors LLC and BIM (collectively, “BlackRock”) each is an indirect, wholly owned subsidiary of BlackRock, Inc., one of the world’s largest asset management firms with over $1 trillion in assets under management. Assets under

About the Funds	Prospectus
56

management as of December 31, 2007 were approximately $1.36 trillion. BlackRock serves as investment advisor to the Index LLC. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), BlackRock Advisors, LLC receives an annualized fee of 0.01% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the Master International Index Series, a portion of which it pays to BIM as compensation for its services as sub-advisor.

The Master Small Cap Index Series and the Master International Index Series (the “Series”) are managed by BlackRock’s Quantitative Index Management Team. The members of the team are Jeffrey L. Russo and Debra L. Jelilian. Mr. Russo and Ms. Jelilian are jointly and primarily responsible for the day-to-day management of each Series’ portfolio and the selection of each Series’ investments. Mr. Russo has been a Director of and portfolio manager with BlackRock since 2006. Prior to joining BlackRock, Mr. Russo was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2004 to 2006 and was a Vice President thereof from 1999 to 2004. He has been a member of the Series’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian has been a Director of and portfolio manager with BlackRock since 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of MLIM from 1999 to 2006 and has been a member of the Series’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments. The Funds’ SAI provides additional information about Mr. Russo and Ms. Jelilian, including other accounts they manage, their ownership in the Series and their compensation.

The Sub-Advisors

The Manager is the sole investment advisor to the Money Market Fund and the Short-Term Bond Fund. Except for these Funds, each Fund’s assets are allocated among one or more sub-advisors by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-advisor. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund’s assets in accordance with the Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund’s shareholders, but subject to approval of the Funds’ Board of Trustees (“Board”) and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.

Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. (“Barrow”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2007, Barrow had discretionary investment management authority with respect to approximately $65.4 billion of assets, including approximately $4.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds. The Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.

Business
Name and Title of	Length of Service	Experience
Portfolio Managers	to Fund	Past 5 Years
Balanced & Large Cap Value Funds
James P. Barrow Portfolio Manager/Partner	Since Inception	Portfolio Manager/Barrow
Mid-Cap Value Fund
James P. Barrow Portfolio Manager/Partner	Since Inception	Portfolio Manager/Barrow
Mark Giambrone Portfolio Manager/Partner	Since Inception	Portfolio Manager/Barrow
Small Cap Value Fund
James S. McClure Portfolio Manager	Since 2003	Portfolio Manager/Barrow
John P. Harloe Portfolio Manager	Since 2003	Portfolio Manager/Barrow
Balanced & Intermediate Bond Funds
John S. Williams Portfolio Manager	Since Inception	Portfolio Manager/Barrow
David H. Hardin Portfolio Manager	Since Inception	Portfolio Manager/Barrow
J. Scott McDonald Portfolio Manager	Since 1994	Portfolio Manager/Barrow
Mark C. Luchsinger Portfolio Manager	Since 1996	Portfolio Manager/Barrow
Deborah A. Petruzzelli Portfolio Manager	Since 2002	Portfolio Manager/Barrow

Portfolio managers have broad research responsibilities, although they focus their efforts on particular sectors. Analysts have specific industry assignments for more specialized, in-depth research.

Barrow manages its fixed income portion of the Balanced and Intermediate Bond Funds using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals — five senior portfolio managers and one dedicated research analyst.

Prospectus	About the Funds
57

All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“Brandywine Global”), formerly known as Brandywine Asset Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104, is a professional investment advisory firm founded in 1986. Brandywine Global is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2007, Brandywine Global had assets under management totaling approximately $49.2 billion, including approximately $4.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine Global serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

Brandywine Global Portfolio Managers for the
Balanced and Large Cap Value Funds

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine Global’s Executive Committee and serves as lead Portfolio Manager of Brandywine Global’s fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine Global’s domestic equity products. Mr. Lesutis joined Brandywine Global in 1991 and has served as lead portfolio manager to Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine Global’s large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine Global’s equity products. Mr. Gaskins has been with Brandywine Global since 1996 and has co-managed Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as co-lead Portfolio Manager for Brandywine Global’s fixed income and balanced strategies and also contributes his extensive knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine Global’s large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine Global’s equity products. He joined Brandywine Global in 1991 and has served as a portfolio manager to Brandywine Global’s portion of the fixed income portion of the Balanced Fund since April 1996.

Brandywine Global Portfolio Managers for the
Small Cap Value Fund

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine Global’s diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine Global’s Executive Committee. He joined Brandywine Global in 1987 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as Co-Manager for Brandywine Global’s diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine Global’s information systems. Mr. Tonkovich has been with Brandywine Global since 1989 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”), 11111 Santa Monica Blvd., Suite 1500, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2007, Causeway had approximately $17.3 billion in assets under management, including approximately $1.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.

Causeway’s portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin.

Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“MLIM”) since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since August 2001.

Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since August 2001.

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James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.

Jonathan P. Eng is a Director of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.

Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.

DREMAN VALUE MANAGEMENT, LLC (“Dreman”), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor firms dating back to 1977. As of December 31, 2007, Dreman had approximately $18.8 billion of assets under management, which included approximately $351 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.

David N. Dreman is the Lead Portfolio Manager for Dreman’s portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Mr. Dreman has managed Dreman’s portion of the Fund since August 2005. E. Clifton Hoover, Jr. and Mark Roach serve as Portfolio Managers for Dreman’s portion of the Fund. Mr. Roach has been a Managing Director and Portfolio Manager of Dreman since 2006. From 2002 to 2006, he was a Portfolio Manager at Vaughan Nelson Investment Management. Mr. Roach has managed Dreman’s portion of the Fund since November 2006. Mr. Hoover has been Co-Chief Investment Officer and Managing Director of Large and Small Cap Value Strategies for Dreman since 2006. From 1997 to 2006, he was Managing Director and a Portfolio Manager at NFJ Investment Group. Mr. Hoover has managed Dreman’s portion of the Fund since November 2006.

FRANKLIN ADVISERS, INC. (“Franklin”), One Franklin Parkway, San Mateo, California 94403, is a wholly-owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Fiduciary Trust, Mutual Series, and Darby Investments subsidiaries. The San Mateo, CA-based company has over 60 years of investment experience and $643.7 billion in assets under management as of December 31, 2007. Of this amount, approximately $1.8 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Franklin serves as a sub-advisor to the High Yield Bond Fund.

Eric Takaha, Senior Vice President and Director of Corporate Credit and High Yield for the Franklin Templeton Fixed Income Group, is the lead portfolio manager of the team that has primary responsibility for managing Franklin’s portion of the Fund. Mr. Takaha joined Franklin’s High Yield team in 1989 and has managed Franklin’s portion of the Fund since September 2006. Chris Molumphy and Glenn Voyles share responsibility for investment decision-making with Mr. Takaha. Mr. Molumphy, Executive Vice President and Chief Investment Officer for the Franklin Templeton Fixed Income Group, joined Franklin in 1988 and has managed Franklin’s portion of the Fund since September 2006. Mr. Voyles, Vice President for the Franklin Templeton Fixed Income Group, joined Franklin in 1993 and has managed Franklin’s portion of the Fund since September 2006.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005, has been registered as an investment advisor with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2007, GSAM along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $763 billion, including approximately $44.6 million of assets of AMR Corporation and its subsidiaries and affiliates entities. GSAM serves as a sub-advisor to the Large Cap Growth Fund.

Robert C. Jones, Managing Director and Co-CIO for GSAM’s Quantitative Investment Strategies (“QIS”) team, is involved in all aspects of the firm’s equity business, including ongoing research, product development, implementation, and performance analysis along with Mark Carhart. Mr. Jones founded Goldman Sachs’ quantitative equity area in 1989. By combining his research in Goldman Sachs’ Investment Research Department with an earlier model, Mr. Jones designed the initial prototype for the CORESM (“Computer-Optimized, Research-Enhanced”) multifactor model. Mr. Jones has co-managed GSAM’s portion of the Large Cap Growth Fund since 2007.

Mark Carhart, Managing Director and Co-CIO for QIS, joins Mr. Jones in overseeing all aspects of GSAM’s equity process, including ongoing research, product development, implementation and performance analysis. Mark Carhart joined GSAM in 1997 and in 1998 became Co-CIO of the macro/fixed income area of the group. From 1998 through 2007, along with joint oversight of the macro business, Mr. Carhart was involved in portfolio

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management and research for equity portfolios that were jointly managed by the macro and equity platforms, and was instrumental in building QIS’ equity research capabilities. He has co-managed GSAM’s portion of the Fund since 2007.

Andrew Alford, PhD, Managing Director and Senior Portfolio Manager, is responsible for GSAM’s U.S. portfolios and long/short Flex strategies. Mr. Alford has been involved in all aspects of the investment process, from research to implementation, since he joined the team in 1998. Mr. Alford has co-managed GSAM’s portion of the Fund since 2007.

Melissa R. Brown, Managing Director and Co-Head of Global Product Strategy for QIS, is responsible for product development, strategy and communications for the QIS team. Ms. Brown joined GSAM in 1998 as product manager for the Quantitative Equity Group, focusing on U.S. and Global portfolios. She became a Senior Portfolio Manager of the group in 2001, with responsibilities in research and portfolio construction. Ms Brown has co-managed GSAM’s portion of the Fund since 2000.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (“Hotchkis”), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2007, Hotchkis had approximately $27.6 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis’ investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. The culmination of this process is the formation of a “target portfolio” for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced (equity portion), Large Cap Value and Small Cap Value Funds are managed by Hotchkis’ investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis’ portion of each Fund’s assets. This list does not include all members of the investment team.

Hotchkis Portfolio Managers for the
Balanced and Large Cap Value Funds

George Davis, Patricia McKenna, Sheldon Lieberman, Stan Majcher, and David Green participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Funds. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Funds’ cash flows, which includes directing the Funds’ purchases and sales to ensure that the Funds’ holdings remain reflective of the “target portfolio.”

Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to Hotchkis’ portion of the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis’ portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis’ portion of the Funds since then. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis’ portion of the Funds since 1999. Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis’ portion of the Funds since 1997.

Hotchkis Portfolio Managers for the
Small Cap Value Fund

David Green, Jim Miles, Stan Majcher, George Davis, and Judd Peters participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for Hotchkis’ portion of the Fund. Mr. Green and Mr. Majcher are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis’ portion of the Fund since 1999. Mr. Miles, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis’ portion of the Fund since 1999. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis’ portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has

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served as portfolio manager to Hotchkis’ portion of the Funds since 1999. Mr. Peters, currently Portfolio Manager, joined Hotchkis in 1999 as an Analyst and became Portfolio Manager in 2002. He has served as portfolio manager to Hotchkis’ portion of the Fund since 2002.

LAZARD ASSET MANAGEMENT LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Frères & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007, including approximately $713 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.

The following individuals comprise Lazard’s International Equity management team, which is responsible for the day-to-day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.

John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global strategies. He is also Portfolio Manager on the Global Equity and International Equity portfolio teams. He joined Lazard in 1992 and began working in the investment field in 1981. Mr. Reinsberg has co-managed Lazard’s portion of the Fund since March 1999.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity and Global Equity teams. He joined Lazard in 1992 and has worked in the investment field since 1987. Mr. Bennett has co-managed Lazard’s portion of the Fund since May 2003.

Michael G. Fry joined Lazard in 2005 and is a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981. He has co-managed Lazard’s portion of the Fund since November 2005.

Gabrielle Boyle is a Senior Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. She is a Portfolio Manager on the Global Equity, International Equity, and European Equity portfolio teams. Ms. Boyle began working in the investment field in 1990 and has co-managed Lazard’s portion of the Fund since May 2003.

Michael Powers is a Managing Director of Lazard and a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1990 when he joined Lazard and has co-managed Lazard’s portion of the Fund since May 2003.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC (“MetWest Capital”), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by Evergreen Investments, a division of Wachovia Corporation, and minority owned by its key professionals. As of December 31, 2007, MetWest Capital had approximately $9.9 billion of assets under management, which included approximately $3.0 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.

Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund’s investment team includes Gary W. Lisenbee, David M. Graham, Jeffrey Peck, and Jay Cunningham. Mr. Lisenbee has served as President since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital’s portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. Mr. Cunningham has served as Research Analyst since November 2005 and has managed MetWest Capital’s portion of the Large Cap Value Fund since May 2006. From August 2003 to November 2005, he was a Senior Analyst with Hibernia Southcoast Capital. From June 2001 through July 2003, he served as a Senior Analyst for AIM Investments.

Gary W. Lisenbee and Samir Sikka have joint responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund. Mr. Lisenbee has managed the Fund since August 2005. Mr. Sikka has served as Co-Lead Strategist since February 2007, Research Analyst since July 2006, and has managed MetWest Capital’s portion of the Small Cap Value Fund since July 2006. From April 1999 to February 2006, he was a Senior Analyst with Trust Company of the West.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM Inc.”), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion, including approximately $461 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-advisor to the Emerging Markets Fund.

MSIM Inc. has entered into a sub-advisory agreement, whereby MSIM Inc. may delegate certain of its investment

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advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliated investment adviser located at 23 Church Street, #16-01 Capital Square, Singapore, Singapore 049481.

MSIM Inc.’s Emerging Markets Equity team manages a portion of the Emerging Markets Fund. The team consists of portfolio managers and analysts who work collaboratively when making portfolio decisions. Members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are: Ruchir Sharma, a Managing Director of MSIM Inc., James Cheng, a Managing Director of MSIM Company, and Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita, each an Executive Director of MSIM Inc.

Mr. Sharma has been associated with MSIM Inc. in an investment management capacity since 1996 and has managed MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000. Mr. Cheng has been associated with MSIM Company in an investment management capacity and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with MSIM Inc. in an investment management capacity since 1994 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000. Mr. Carlson has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Mr. Piper has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Ms. Piedrahita has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006.

Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

NISA INVESTMENT ADVISORS, LLC (“NISA”), 150 N. Meramec Avenue, Sixth Floor, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994. As of December 31, 2007, NISA had assets of approximately $37.2 billion under management, including approximately $2.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. NISA serves as sub-advisor to the Treasury Inflation Protected Securities Fund.

NISA’s Investment Committee develops the investment strategy for the Treasury Inflation Protected Securities Fund. The Investment Committee comprises Dr. Jess Yawitz, Dr. William Marshall and Mr. Ken Lester. Dr. Yawitz is NISA’s Chairman and Chief Executive Officer. Dr. Marshall is NISA’s President. Mr. Lester is NISA’s Managing Director, Fixed Income and Derivatives. Each has held these or comparable positions since the firm’s inception in 1994. Dr. Yawitz, Dr. Marshall and Mr. Lester lead the portfolio management team that has joint responsibility for the day-to-day management of NISA’s portion of the Fund and oversee the personnel responsible for implementing the strategy. Anthony Pope, Director, Fixed Income Trading, is responsible for implementing NISA’s strategy for the Fund on a day-to-day basis. Mr. Pope has served as Director, Fixed Income Trading since 2007 and has been an Investment Officer since 1997. The NISA portfolio management team has managed NISA’s portion of the Fund since its inception in June 2004.

OPUS CAPITAL GROUP, LLC (“Opus”), 1 West Fourth Street, Suite 2500, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2007, Opus had assets under management of approximately $1.4 billion, including approximately $431 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.

The Investment Committee at Opus is comprised of Len Haussler, President and Portfolio Manager, Kevin Whelan, Portfolio Manager, and Jonathon Detter, Portfolio Manager. Opus has a team approach to the buying and selling of individual securities, and a consensus is formed before any purchase or sale of a security is initiated. All of the Portfolio Managers are generalists and look at every potential sale or trade.

Len A. Haussler co-founded Opus in 1996 and serves as the President and Portfolio Manager for the firm. Mr. Haussler conducts equity research and directs investments for all portfolios. He has over 25 years of investment experience and has managed Opus’ portion of the Small Cap Value Fund since January 2005.

Kevin P. Whelan has served as Vice President and Portfolio Manager of Opus since 1998. He is primarily responsible for conducting research. Mr. Whelan has over nine years of investment experience and has managed Opus’ portion of the Fund since January 2005.

Jonathon M. Detter has served as Portfolio Manager for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed Opus’ portion of the Fund since January 2005.

PANAGORA ASSET MANAGEMENT, INC. (“PanAgora”), 260 Franklin Street, 22nd Floor, Boston,

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Massachusetts 02110, is an independently operated Delaware corporation that is majority owned by Putnam Investments and minority owned by Nippon Life Insurance. Putnam Investments is a wholly owned subsidiary of Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the Unites States and Europe and is a member of the Power Financial Corporation group of companies. PanAgora was established in 1985 as part of The Boston Company Asset Management and registered as an investment advisor with the SEC in September of 1989. As of December 31, 2007, PanAgora had assets of approximately $25.5 billion under management, which included approximately $10.3 million of assets of AMR Corporation and its subsidiaries and affiliated entities. PanAgora serves as sub-advisor to the Small Cap Value Opportunity Fund.

PanAgora’s investment team for the Fund consists of Richard T. Wilk, John W. Griffin, and George D. Mussalli, who have all managed the Fund since its inception in 2006. The team shares responsibility for the investment process, including research and trading.

Richard T. Wilk is Director of Equity Investments for PanAgora. Mr. Wilk is responsible for the daily research and management of PanAgora’s active equity strategies. He is also a member of PanAgora’s Investment and Management Committees. Mr. Wilk has been with PanAgora and its predecessor organization since 1985.

John W. Griffin is a Portfolio Manager responsible for the research and daily management of active equity investments at PanAgora. He joined PanAgora in 2000.

George D. Mussalli is a Portfolio Manager responsible for U.S. active equity investments at PanAgora. Before joining PanAgora in 2004, he had been a Vice President and Portfolio Manager on Putnam Investments’ Structured Equity team since 2000.

POST ADVISORY GROUP, LLC (“Post”), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2007, Post had assets under management totaling approximately $11.7 billion, including approximately $105 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-advisor to the High Yield Bond Fund.

As a firm, Post utilizes a co-manager system to protect the client and to ensure continuity of performance. The High Yield Bond Fund has been managed by Lawrence Post since its inception in December 2000, and Allan Schweitzer became co-manager in 2004. Lawrence Post, Chief Executive Officer and Chief Investment Officer of Post, has overall responsibility for the Fund’s portfolio and investment process. Mr. Post has 40 years of experience in the investment business, including over 30 years in the high yield bond area. Mr. Schweitzer joined Post in 2000 and has over 14 years of experience in the high yield bond area.

PZENA INVESTMENT MANAGEMENT, LLC (“Pzena”), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2007, Pzena had assets of approximately $23.7 billion under management, including approximately $49.7 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.

Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund’s portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Mr. Tandon joined Pzena in 2002 and has managed Pzena’s portion of the Fund since January 2006.

TEMPLETON INVESTMENT COUNSEL, LLC (“Templeton”), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 60 years of investment experience and more than $643.7 billion in assets under management as of December 31, 2007. Of this amount, approximately $1.8 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.

Gary P. Motyl has served as a portfolio manager to Templeton’s portion of the International Equity Fund since the Fund’s inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Global Equities. He joined Templeton in 1981.

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THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“The Boston Company”), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2007 were $53.3 billion, including approximately $2.1 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value, International Equity and Emerging Markets Funds.

The Boston Company Portfolio Managers for the
Small Cap Value Fund

Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone’s research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.

The Boston Company Portfolio
Managers for the Emerging Markets
and International Equity Funds

D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the Emerging Markets Fund since August 2000 and a portion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, and Carolyn M. Kedersha, Senior Vice President, have been with The Boston Company since 1998 and 1988, respectively. Prior to becoming portfolio managers in March 2003, they each served as research analysts. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004, and Ms. Kedersha has served as a portfolio manager to a portion of the Emerging Markets Fund since March 2003. Both Mr. Smith and Ms. Kedersha continue to conduct research on a variety of regions and sectors. Mr. Smith focuses on global technology and European capital goods companies, while Ms. Kedersha targets companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America. Warren Skillman joined The Boston Company in September 2005 as a Senior Research Analyst. He has served as a Vice President and portfolio manager for a portion of the Emerging Markets Fund since September 2006. As a member of the portfolio management team, Mr. Skillman provides research on emerging markets.

THE RENAISSANCE GROUP LLC (“Renaissance”), The Baldwin Center, 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, is an investment advisor that has specialized in growth equity management since 1978. Renaissance operates under the name of Renaissance Investment Management and is majority owned by Affiliated Managers Group, Inc., a publicly traded asset management company. As of December 31, 2007, Renaissance had $8.8 billion in assets under management, which included approximately $45.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Renaissance serves as a sub-advisor to the Large Cap Growth Fund.

Michael E. Schroer, Renaissance’s Chief Investment Officer and Managing Partner, serves as portfolio manager for Renaissance’s portion of the Large Cap Growth Fund. Mr. Schroer joined Renaissance in 1984 and has managed Renaissance’s portion of the Fund since September 2006.

All other assets of AMR Corporation and its affiliates under management by each respective sub-advisor (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Money Market Fund are valued in accordance with the amortized cost method, which is designed to enable that Fund to maintain a stable NAV of $1.00 per share. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund’s or Portfolio’s applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not

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reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets Fund, International Equity Fund and Master International Index Series often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds’ fair valuation procedures.

The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Fund’s or Portfolio’s (as applicable) investment income, expenses and total capital gains and losses. Except for the Money Market Fund, each Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“Exchange”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share for the Money Market Fund is typically determined as of 5:00 p.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Money Market Fund invests close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Money Market Fund is also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, the Money Market Fund, at its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between the Money Market Fund and another American Beacon Fund). Because the International Equity, Emerging Markets, and International Equity Index Funds (the “International Funds”) invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds’ shares.
About Your Investment

Purchase and Redemption of Shares

Eligibility

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:

•	agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);
•	endowment funds and charitable foundations;
•	employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (“Code”);
•	qualified pension and profit sharing plans;
•	cash and deferred arrangements under Section 401(k) of the Code;
•	corporations; and
•	other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

The Small Cap Value Fund closed to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept additional investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who had open accounts on February 4, 2005; (2) participants in most qualified retirement plans if the Fund was designated as an available option as of February 4, 2005; (3) investors who had committed to invest in the Fund prior to February 4, 2005 and who funded their accounts by December 31, 2005; and (4) existing accounts managed on a discretionary basis by registered investment advisors that included the Fund in their discretionary account program as of February 4, 2005. Financial intermediaries with open accounts as of February 4, 2005 may not accept new investors in the Fund after that date. The Fund’s ability to monitor this policy is limited when intermediaries have omnibus accounts in the Fund, since the Fund may not receive information on the underlying investors. In the case of mergers, reorganizations, acquisitions or other business combinations in which one or more companies involved in the transaction currently offer the Fund as an investment option to retirement plan participants, a company that, as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise), may request to add the Fund as

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an investment option under its retirement plan. A company currently offering the Fund as an investment option under its retirement plan may wish to consolidate available investment options under its plan and, as a result, may request to transfer significant assets to the Fund. In addition, financial intermediaries, such as broker-dealers and investment advisers, may request to open new accounts in the Fund. The Fund’s Board has authorized the Manager to consider such requests and approve or deny each request on an individual basis, if the Manager determines that the addition of the expected assets to the Fund would not negatively impact existing Fund shareholders.

Opening an Account

A completed, signed application is required to open an account. You may obtain an application form by:

•	calling 1-800-967-9009, or

•	downloading an account application from the Funds’ website at www.americanbeaconfunds.com.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

Mail to:	or Fax to:
American Beacon Funds	(817) 931-8803
P.O. Box 219643 Kansas City, MO 64121-9643

Purchase Policies

Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, the Money Market Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Money Market Fund are not offered and orders are not accepted on Columbus Day and Veterans Day.

Purchase Order Deadline
Fund	(Eastern Time)
Money Market	5:00 p.m.	*
All other Funds	4:00 p.m.	**

*	or such other time as may be designated by the Fund

**	or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund’s deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept “starter” checks, credit card checks, money orders, cashier’s checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Redemption Policies

Shares of any Fund may be redeemed by telephone, via the Funds’ website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. For assistance with completing a redemption request, please call 1-800-658-5811.

For the Money Market Fund, wire proceeds from redemption requests received in good order by 5:00 p.m. Eastern Time (or such other time as may be designated by the Fund) will generally be transmitted to shareholders on the same day. For all other Funds, wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to discourage frequent trading and market timing. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purpose of assessing the redemption fee. The redemption fee does not apply to:

•	shares acquired through the reinvestment of dividends and distributions;

•	shares acquired through payroll contributions to a retirement or employee benefit plan;

•	shares redeemed through systematic redemption plans;

•	shares redeemed to return excess IRA contributions;

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•	certain redemption transactions made within a retirement or employee benefit plan, such as minimum required distributions, loans and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant; or

•	redemption transactions made within a “Qualified Wrap Program” as defined in the section titled “Frequent Trading and Market Timing.”

For more information on the redemption fee, including how the fee applies to investors who own shares through financial intermediaries, such as broker-dealers, third party administrators of retirement plans, and trust companies, please see the section titled “Frequent Trading and Market Timing.”

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds’ shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

Shares of the Institutional Class of any Fund may be exchanged for shares of the Institutional Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days if shares of the redeeming Fund were purchased by check. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds reserve the right to modify or terminate the exchange privilege at any time.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

How to Purchase Shares

By Wire

If your account has been established, you may call 1-800-658-5811 or visit www.americanbeaconfunds.com (select “My Account”) to purchase shares by wire. Send a bank wire to State Street Bank and Trust Co. with these instructions:

•	ABA# 0110-0002-8; AC-9905-342-3,
•	Attn: American Beacon Funds-Institutional Class,
•	the Fund name and Fund number, and
•	shareholder’s account number and registration.

By Check

•	Make check payable to American Beacon Funds.
•	Include the shareholder’s account number, Fund name and Fund number on the check.
•	Mail the check to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Exchange
Send a written request to the address above, visit www.americanbeaconfunds.com or call 1-800-658-5811 to exchange shares.

Via “My Account” on www.americanbeaconfunds.com

You may purchase shares via wire transfer or Automated Clearing House (“ACH”) by selecting “My Account” on www.americanbeaconfunds.com.

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How to Redeem Shares

By Telephone

•	Call 1-800-658-5811 to request a redemption.
•	Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.

By Mail

Write a letter of instruction including:

•	the Fund name and Fund number,
•	shareholder account number,
•	shares or dollar amount to be redeemed, and
•	authorized signature(s) of all persons required to sign for the account.
Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

•	Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call 1-800-658-5811 for instructions.
•	Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

•	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
•	for an account requesting payment by check whose address has changed within the last 30 days.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

By Exchange

Send a written request to the address above, visit www.americanbeaconfunds.com or call 1-800-658-5811 to exchange shares.

Via “My Account” on www.americanbeaconfunds.com

If you have established bank instructions for your account, you may request a redemption by selecting “My Account” on www.americanbeaconfunds.com. To establish bank instructions, please call 1-800-658-5811.

General Policies

If a shareholder’s account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account’s registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Funds by telephone:

•	The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
•	The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Funds are

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unable to verify the shareholder’s identity within three business days of account opening,

•	seek reimbursement from the shareholder for any related loss incurred by a Fund if payment for the purchase of Fund shares by check does not clear the shareholder’s bank, and
•	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by a Fund if funds are not received by the applicable wire deadline.

The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee.

The Manager may compensate financial intermediaries for providing recordkeeping, administrative, and other services. These payments may create an incentive for such intermediaries or their employees to recommend or sell shares to you. These payments are described in more detail in the Funds’ Statement of Additional Information.

Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Frequent Trading and
Market Timing

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund’s NAV is known as market timing. The International Equity, Emerging Markets, and High Yield Bond Funds are particularly at risk for market timing activity. Please see Market Timing Risk under the description of each of these Funds.

The Funds’ Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing. These policies include a 2% redemption fee imposed on shares of the Emerging Markets and International Equity Funds that are sold within 90 days of purchase. The redemption fee is described further in the “Redemption Policies” section. Shareholders may transact one “round trip” in a Fund in any rolling 90-day period. This one round-trip limit does not apply to the Money Market Fund. A “round trip” is defined as two transactions, each in an opposite direction. A round trip may involve (i) a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund or (ii) a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund. If the Manager detects that a shareholder has exceeded one round trip in a Fund (except the Money Market Fund) in any rolling 90-day period, the Manager, without prior notice to the shareholder, will prohibit the shareholder from making further purchases of that Fund. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege, or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this Prospectus.

The round-trip limit does not apply to the following transaction types:

•	shares acquired through the reinvestment of dividends and distributions;

•	systematic purchases and redemptions;

•	shares redeemed to return excess IRA contributions; or

•	certain transactions made within a retirement or employee benefit plan, such as payroll contributions, minimum required distributions, loans, and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant.

Financial intermediaries that offer Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Funds’ policies to discourage frequent trading and market timing by investors. However, certain intermediaries that offer Fund shares have informed the Funds that they are currently unable to enforce the Funds’ policies on an automated basis. In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors. In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Funds’ policies. The Funds may defer to an intermediary’s policies. For more information, please contact the financial intermediary through which you invest in the Funds.

The Manager monitors trading activity in the Funds to attempt to identify shareholders engaged in frequent trading or market timing. The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time. The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors. The Funds have entered agreements with the intermediaries that service the Funds’ investors, pursuant to which the intermediaries agree to provide information on investor transactions to the Funds and to act on the Funds’ instructions to

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restrict transactions by investors who the Manager has identified as having violated the Funds’ policies and procedures to deter frequent trading and market timing.

Wrap programs offered by certain intermediaries may be designated “Qualified Wrap Programs” by the Funds based on specific criteria established by the Funds and a certification by the intermediary that the criteria has been met. A Qualified Wrap Program is: (i) a wrap program whose sponsoring intermediary certifies that it has investment discretion over $50 million or more in client assets invested in mutual funds at the time of the certification, (ii) a wrap program whose sponsoring intermediary certifies that it directs transactions in accounts participating in the wrap program(s) in concert with changes in a model portfolio; (iii) managed by an intermediary that agrees to provide the Manager a description of the wrap program(s) that the intermediary seeks to qualify; and (iv) managed by an intermediary that agrees to provide the Manager sufficient information to identify individual accounts in the intermediary’s wrap program(s). For purposes of applying the round-trip limit, transactions initiated by clients invested in a Qualified Wrap Program will not be matched to transactions initiated by the intermediary sponsoring the Qualified Wrap Program. For example, a client’s purchase of a Fund followed within 90 days by the intermediary’s redemption of the same Fund would not be considered a round trip. However, transactions initiated by a Qualified Wrap Program client are subject to the round-trip limit and will be matched to determine if the client has exceeded the round-trip limit. In addition, the Manager will monitor transactions initiated by Qualified Wrap Program intermediaries to determine whether any intermediary has engaged in frequent trading or market timing. If the Manager determines that an intermediary has engaged in activity that is harmful to a Fund, the Manager will revoke the intermediary’s Qualified Wrap Program status. Upon termination of status as a Qualified Wrap Program, all account transactions will be matched for purposes of testing compliance with the Funds’ frequent trading and market timing policies, including any applicable redemption fees.

The Funds reserve the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the Funds’ policies and procedures to deter frequent trading and market timing will have the intended effect nor that the Manager will be able to detect frequent trading and market timing.

Distributions and Taxes

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

Other
Distributions
Fund	Dividends Paid	Paid
Balanced	Annually	Annually
Large Cap Value	Annually	Annually
Large Cap Growth	Annually	Annually
Mid-Cap Value	Annually	Annually
Small Cap Value	Annually	Annually
Small Cap Value Opportunity	Annually	Annually
International Equity	Annually	Annually
Emerging Markets	Annually	Annually
S&P 500 Index	April, July, October and December	Annually
Small Cap Index	Annually	Annually
International Equity Index	Annually	Annually
High Yield Bond	Monthly	Annually
Intermediate Bond	Monthly	Annually
Short-Term Bond	Monthly	Annually
Treasury Inflation Protected Securities	July and December	Annually
Money Market	Monthly	Monthly

Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether the dividends are reinvested, except for a Fund’s dividends that are attributable to qualified dividend income (“QDI”). However, the portion of a Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Distributions by a Fund of the excess of net short-term capital gain over net long-term capital loss and gains from certain foreign currency transactions are similarly taxed as ordinary income. Distributions by a Fund of the excess of net long-term capital gain over net short-term capital loss are taxable to their shareholders as long-term capital gains regardless of how long they have been shareholders. To the extent those distributions are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, they are subject to a 15% maximum federal income tax rate for individual shareholders.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, “flow the tax through” to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the

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Small Cap Value Opportunity Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the High Yield Bond Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2010. The eligible portion for such a Fund may not exceed its qualified dividend income (“QDI”). QDI is the aggregate of dividends a Fund receives from most domestic corporations and certain foreign corporations. If a Fund’s QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies certain holding period and other restrictions with respect to the shares on which the dividends are paid (and the shareholder meets similar restrictions with respect to its Fund shares), the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by these Funds may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends a Fund receives from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. Dividends paid by the Intermediate Bond, Short-Term Bond and Money Market Funds will not qualify, and dividends an International Fund pays most likely will not qualify, for the maximum 15% rate or for the dividends-received deduction.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Fund). That gain or loss may be treated as a short-term or long-term gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2010 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds. Each year, shareholders will receive tax information from the Funds to assist them in preparing their tax returns.
Additional Information

Distribution of Fund Shares

The Funds do not incur any direct distribution expenses related to Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure

Under a master-feeder structure, a “feeder” fund invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases securities for investment. The master-feeder structure works as follows:

Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Portfolio Holdings

With the exception of the International Equity Index, S&P 500 Index, and Small Cap Index Funds, a complete listing of each Fund’s holdings is made available on the Funds’ website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a Fund’s complete list of holdings, go to

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www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on...” menu on the home page. A list of each Fund’s ten largest holdings is made available on the Funds’ website on a quarterly basis. The ten largest holdings of the International Equity Index, Money Market, S&P 500 Index, and Small Cap Index Funds are generally posted to the website approximately thirty days after the end of each calendar quarter, and the ten largest holdings of all other Funds are generally posted to the website approximately fifteen days after the end of each calendar quarter. Each Fund’s list of its ten largest holdings remains available on the website until the next quarter. To access a Fund’s ten largest holdings on www.americanbeaconfunds.com, select “Fund Holdings” under the “I want info on . . .” menu on the home page or select the “Funds Info” tab on the home page and then click on the name of the Fund.

Delivery of Documents

If you invest in the Funds through a financial institution, you may be able to receive the Funds’ regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund’s financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds’ financial statements, is found in the Funds’ Annual Report, which you may obtain upon request.

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	Balanced Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$15.83	$15.00	$14.31	$12.99	$10.97

Income from investment operations:
Net investment incomeA	0.50	0.39	0.36	0.29	0.31	B
Net gains on securities (both realized and unrealized)B	0.90	1.54	1.11	1.36	1.84	B

Total income from investment operations	1.40	1.93	1.47	1.65	2.15

Less distributions:
Dividends from net investment income	(0.42)	(0.38)	(0.31)	(0.33)	(0.13)
Distributions from net realized gains on securities	(0.72)	(0.72)	(0.47)	—	—

Total distributions	(1.14)	(1.10)	(0.78)	(0.33)	(0.13)

Net asset value, end of period	$16.09	$15.83	$15.00	$14.31	$12.99

Total return	9.31%	13.60%	10.53%	12.87%	19.77%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$51,399	$22,587	$14,122	$8,378	$9,041
Ratios to average net assets (annualized):
Expenses, net of waivers	0.57%	0.59%	0.56%	0.63%	0.63%
Expenses, before waivers	0.57%	0.59%	0.56%	0.63%	0.63%
Net investment income, net of waivers	2.91%	2.81%	2.45%	2.15%	2.74%
Net investment income, before waivers	2.91%	2.81%	2.45%	2.15%	2.74%
Portfolio turnover rate	50%	59%	58%	62%	69%

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

B	For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from 0.30 and 1.85, respectively.

Prospectus	Additional Information
73

	Large Cap Value Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$23.77	$21.00	$18.23	$15.62	$12.55

Income from investment operations:
Net investment incomeA	0.40	0.31	0.28	0.26	0.25	B
Net gains on securities (both realized and unrealized)B	2.78	3.48	2.74	2.62	3.11	B

Total income from investment operations	3.18	3.79	3.02	2.88	3.36

Less distributions:
Dividends from net investment income	(0.31)	(0.26)	(0.25)	(0.27)	(0.29)
Distributions from net realized gains on securities	(0.61)	(0.76)	—	—	—

Total distributions	(0.92)	(1.02)	(0.25)	(0.27)	(0.29)

Net asset value, end of period	$26.03	$23.77	$21.00	$18.23	$15.62

Total return	13.76%	18.69%	16.64%	18.59%	27.30%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,493,451	$958,830	$201,111	$48,451	$23,512
Ratios to average net assets (annualized):
Expenses, net of waivers	0.59%	0.60%	0.60%	0.66%	0.66%
Expenses, before waivers	0.59%	0.60%	0.60%	0.66%	0.66%
Net investment income, net of waivers	1.82%	1.86%	1.58%	1.49%	1.88%
Net investment income, before waivers	1.82%	1.86%	1.58%	1.49%	1.88%
Portfolio turnover rate	20%	26%	25%	29%	27%

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

B	For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from 0.20 and 3.16, respectively.

	Large Cap Growth Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006A	2005	2004	2003

Net asset value, beginning of period	$6.89	$6.18	$5.82	$5.47	$4.53

Income from investment operations:
Net investment income (loss)	0.04	0.04	0.04	0.02	0.02
Net gains on securities (both realized and unrealized)	0.77	0.70	0.37	0.35	0.94

Total income from investment operations	0.81	0.74	0.41	0.37	0.96

Less distributions:
Dividends from net investment income	(0.03)	(0.03)	(0.05)	(0.02)	(0.02)
Distributions from net realized gains on securities	—	—	—	—	—

Total distributions	(0.03)	(0.03)	(0.05)	(0.02)	(0.02)

Net asset value, end of period	$7.67	$6.89	$6.18	$5.82	$5.47

Total return	11.84%	12.04%	7.06%	6.71%	21.15%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$119	$110	$105	$1	$1
Ratios to average net assets (annualized):
Expenses, net of waivers	0.90%	0.90%	0.89%	0.84%	0.87%
Expenses, before waivers	1.06%	0.99%	4.64%	13.22%	0.87%
Net investment income (loss), net of waivers	0.58%	0.56%	(0.18)%	0.18%	0.18%
Net investment income (loss), before waivers	0.42%	0.48%	(3.93)%	(12.20)%	0.18%
Portfolio turnover rate	128%	181%	164%	131%	138%

A	On September 12, 2006, The Renaissance Group, LLC assumed management of the Large Cap Growth Fund’s assets previously managed by J.P. Morgan Investment Management Inc.

Additional Information	Prospectus
74

	Mid-Cap Value Fund-Institutional Class
		November 30,
	Year Ended	2005 to
	October 31,	October 31,
For a share outstanding throughout the period:	2007	2006
Net asset value, beginning of period	$10.81	$12.09

Income from investment operations:
Net investment income	0.12	0.21
Net gains on securities (both realized and unrealized)	0.41	1.25

Total income from investment operations	0.53	1.46

Less distributions:
Dividends from net investment income	(0.07)	(0.16)
Distributions from net realized gains on securities	(0.26)	(2.58)

Total distributions	(0.33)	(2.74)

Redemption fees added to beneficial interests	—	—
Net asset value, end of period	$11.01	$10.81

Total return	4.87%	15.30	%A

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,047	$3,396
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	0.92%	1.19	%B
Expenses, before expense reimbursements (recoupments)	1.09%	1.19	%B
Net investment income, after expense reimbursements (recoupments)	1.22%	1.11	%B
Net investment income, before expense reimbursements (recoupments)	1.05%	1.11	%B
Portfolio turnover rate	35%	42	%C

A	Not annualized.

B	Annualized.

C	Portfolio turnover rate is for the period November 1, 2005 through October 31, 2006.

	Small Cap Value Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005B	2004C	2003A
Net asset value, beginning of period	$22.53	$20.43	$18.85	$16.21	$11.28

Income from investment operations:
Net investment income (loss)	0.22	0.19	0.11	0.07	(0.01)
Net gains (losses) on securities (both realized and unrealized)	1.10	2.94	2.31	3.09	5.24

Total income (loss) from investment operations	1.32	3.13	2.42	3.16	5.23

Less distributions:
Dividends from net investment income	(0.19)	(0.14)	(0.07)	(0.08)	(0.02)
Distributions from net realized gains on securities	(1.56)	(0.89)	(0.77)	(0.44)	(0.28)

Total distributions	(1.75)	(1.03)	(0.84)	(0.52)	(0.30)

Net asset value, end of period	$22.10	$22.53	$20.43	$18.85	$16.21

Total return	6.10%	15.80%	12.90%	19.86%	47.45%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,413,734	$1,319,024	$1,076,909	$429,540	$89,579
Ratios to average net assets (annualized):
Expenses, net of waivers	0.80%	0.82%	0.87%	0.89%	0.89%
Expenses, before waivers	0.80%	0.82%	0.87%	0.89%	0.89%
Net investment income, net of waivers	0.94%	0.83%	0.66%	0.57%	0.60%
Net investment income, before waivers	0.94%	0.83%	0.66%	0.57%	0.60%
Portfolio turnover rate	52%	48%	47%	35%	75%

A	Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

B	Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.

C	The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.

Prospectus	Additional Information
75

	Small Cap Value
	Opportunity Fund-Institutional Class
	Year Ended		March 31 to
	October 31,		October 31,
For a share outstanding throughout the period:	2007		2006
Net asset value, beginning of period	$10.26		$10.00

Income from investment operations:
Net investment income	0.11	A	0.01
Net gains on securities (both realized and unrealized)	—	A	0.25

Total income from investment operations	0.11		0.26

Less distributions:
Dividends from net investment income	(0.03)		—
Distributions from net realized gains on securities	(0.01)		—

Total distributions	(0.04)		—

Net asset value, end of period	$10.33		$10.26

Total return	1.08%		2.60	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$29,596		$4,693
Ratios to average net assets (annualized):
Expenses net of waivers	1.05%		1.03%
Expenses before waivers	1.27%		6.12%
Net investment income, net of waivers	0.96%		0.30%
Net investment income, before waivers	0.73%		(4.80)%
Portfolio turnover rate	58%		32	%B

A	Based upon average shares outstanding.

B	Not annualized.

	International Equity Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004A	2003B
Net asset value, beginning of period	$24.68	$20.98	$18.47	$15.46	$12.10

Income from investment operations:
Net investment incomeC D	0.65	0.60	0.44	0.30	0.25
Net gains (losses) on securities (both realized and unrealized)C	4.31	4.86	2.31	3.12	3.47

Total income (loss) from investment operations	4.96	5.46	2.75	3.42	3.72

Less distributions:
Dividends from net investment income	(0.50)	(0.43)	(0.24)	(0.41)	(0.36)
Distributions from net realized gains on securities	(1.82)	(1.33)	—	—	—

Total distributions	(2.32)	(1.76)	(0.24)	(0.41)	(0.36)

Redemption fees added to beneficial interestE	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$27.32	$24.68	$20.98	$18.47	$15.46

Total return	21.54%	27.49%	15.04%	22.49%	31.61%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,686,668	$1,549,521	$1,286,441	$1,029,272	$722,333
Ratios to average net assets (annualized):
Expenses, net of waiversC	0.67%	0.71%	0.70%	0.76%	0.79%
Expenses, before waiversC	0.67%	0.71%	0.70%	0.76%	0.79%
Net investment income, net of waiversC	2.46%	2.52%	2.17%	1.69%	1.97%
Net investment income, before waiversC	2.46%	2.52%	2.17%	1.69%	1.97%
Portfolio turnover rateF	38%	40%	37%	36%	44%

A	The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

B	Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

C	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master International Equity Portfolio through February 28, 2006.

D	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

E	Amounts represent less than $0.01 per share.

F	The International Equity Fund invested all of its investable assets in the American Beacon Master International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the Portfolio.

Additional Information	Prospectus
76

	Emerging Markets Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007		2006	2005		2004		2003
Net asset value, beginning of period	$17.42		15.10	$12.64		$10.62		$7.20

Income from investment operations:
Net investment income	0.26		0.11	0.15		0.07		0.04
Net gains on securities (both realized and unrealized)	9.11		4.63	3.45		2.01		3.43

Total income from investment operations	9.37		4.74	3.60		2.08		3.47

Less distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.06)		(0.06)		(0.05)
Distributions from net realized gains on securities	(2.49)		(2.21)	(1.08)		—		—

Total distributions	(2.59)		(2.42)	(1.14)		(0.06)		(0.05)

Redemption fees added to beneficial interests	—	A	—	—	A	—	A	—

Net asset value, end of period	$24.20		$17.42	$15.10		$12.64		$10.62

Total return	60.83%		34.49%	30.11%		19.65%		48.45%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$13,773		$16,552	$9,348		$7,282		$3,557
Ratios to average net assets (annualized):
Expenses, net of waivers	1.60%		1.56%	1.52%		1.85%		1.76%
Expenses, before waivers	1.60%		1.56%	1.52%		1.85%		1.76%
Net investment income, net of waivers	0.93%		0.80%	1.22%		0.74%		0.62%
Net investment income, before waivers	0.93%		0.80%	1.22%		0.74%		0.62%
Portfolio turnover rate	81%		67%	63%		76%		80%

A	Amounts represent less than $0.01 per share.

	S&P 500 Index Fund-Institutional Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007	2006	2005		2004	2003
Net asset value, beginning of period	$19.19	$16.90	$16.43		$15.10	$11.96

Income from investment operations:
Net investment incomeA	0.39	0.33	0.29		0.29	0.21
Net gains on investments, foreign currency and futures transactions (both realized and unrealized)	0.65	2.30	0.47		1.32	3.14

Total from investment operations	1.04	2.63	0.76		1.61	3.35

Less distributions:
Dividends from net investment income	(0.38)	(0.34)	(0.29)		(0.28)	(0.21)
Tax return of capital	—	—	0.00	B	—	—

Total distributions	(0.38)	(0.34)	(0.29)		(0.28)	(0.21)

Net asset value, end of period	$19.85	$19.19	$16.90		$16.43	$15.10

Total return	5.39%	15.69%	4.74%		10.76%	28.26%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$271,746	$223,008	$225,857		$244,668	$245,251
Ratios to average net assets (annualized)A:
Net investment income, net of waivers	1.89%	1.85%	1.75%		1.85%	1.63%
Net investment income, before waivers	1.89%	1.85%	1.75%		1.85%	1.63%
Expenses, including expenses of the master portfolio, net of waivers	0.13%	0.14%	0.13%		0.17%	0.14%
Expenses, including expenses of the master portfolio, before of waivers	0.13%	0.14%	0.13%		0.17%	0.14%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

Prospectus	Additional Information
77

	Small Cap Index Fund-Institutional Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007		2006	2005		2004	2003
Net asset value, beginning of period	$14.89		$12.78	$12.57		$11.27	$7.70

Income from investment operations:
Net investment incomeA	0.32		0.17	0.16		0.14	0.04
Net gains (losses) on investments, foreign currency and futures transactions (both realized and unrealized)	(0.53)		2.11	0.42		1.87	3.57

Total from investment operations	(0.21)		2.28	0.58		2.01	3.61

Less distributions:
Dividends from net investment income	(0.31)		(0.17)	(0.17)		(0.13)	(0.04)
Distributions from net realized gain on investments	(0.80)		—	(0.15)		(0.58)	—
Tax return of capital	(0.06	)B	—	(0.05	)B	—	—

Total distributions	(1.17)		(0.17)	(0.37)		(0.71)	(0.04)

Net asset value, end of period	$13.51		$14.89	$12.78		$12.57	$11.27

Total return	(1.63)%		17.85%	4.51%		17.91%	46.90%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$52,325		$151,878	$46,113		$39,196	$67,756
Ratios to average net assets (annualized)A:
Net investment income	1.49%		1.49%	1.12%		0.90%	1.04%
Expenses, including expenses of the master portfolio	0.20%		0.18%	0.18%		0.22%	0.24%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Small Cap Index Series.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

	International Equity Index Fund-Institutional Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007		2006	2005		2004	2003
Net asset value, beginning of period	$12.76		$10.33	$9.39		$8.01	$5.86

Income from investment operations:
Net investment incomeA	0.52		0.23	0.21		0.17	0.14
Net gains (losses) on investments, foreign currency and futures transactions (both realized and unrealized)	0.85		2.50	1.06		1.44	2.13

Total from investment operations	1.37		2.73	1.27		1.61	2.27

Less distributions:
Dividends from net investment income	(0.53)		(0.23)	(0.24)		(0.23)	(0.12)
Dividends from net realized gains on investments	(0.22)		(0.07)	—		—	—
Tax return of capital	(0.01	)B	—	(0.09	)B	—	—

Total distributions	(0.76)		(0.30)	(0.33)		(0.23)	(0.12)

Net asset value, end of period	$13.37		$12.76	$10.33		$9.39	$8.01

Total return	10.68%		26.52%	13.58%		20.12%	38.87%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$267,293		$162,113	$90,200		$23,156	$10,043
Ratios to average net assets (annualized)A:
Net investment income	2.96%		2.44%	2.49%		2.16%	2.71%
Expenses, including expenses of the master portfolio	0.19%		0.22%	0.23%		0.26%	0.31%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master International Index Series.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

Additional Information	Prospectus
78

	High Yield Bond Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006A	2005	2004	2003
Net asset value, beginning of period	$10.20	$10.22	$10.86	$10.73	$9.63

Income from investment operations:
Net investment income	0.77	0.88	0.76	0.78	0.78
Net gains (losses) on securities (both realized and unrealized)	(0.09)	0.09	(0.84)	0.27	1.10

Total income (loss) from investment operations	0.68	0.97	(0.08)	1.05	1.88

Less distributions:
Dividends from net investment income	(0.77)	(0.88)	(0.76)	(0.78)	(0.78)
Distributions from net realized gains on securities	—	(0.11)	0.20	(0.14)	—

Total distributions	(0.77)	(0.99)	(0.56)	(0.92)	(0.78)

Net asset value, end of period	$10.11	$10.20	$10.22	$10.86	$10.73

Total return	6.85%	8.78%	3.03%	10.19%	20.11%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$114,911	$231,693	$216,744	$241,777	$161,380
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	0.85%	0.85%	0.84%	0.88%	0.90%
Expenses, before expense reimbursements (recoupments)	0.86%	0.85%	0.84%	0.92%	1.00%
Net investment income, after expense reimbursements (recoupments)	7.55%	7.55%	7.24%	7.27%	7.51%
Net investment income, before expense reimbursements (recoupments)	7.54%	7.55%	7.24%	7.23%	7.41%
Portfolio turnover rate	92%	88%	128%	138%	114%

A	Franklin Advisers, Inc. was added as an investment advisor to the High Yield Bond Fund on September 12, 2006.

	Intermediate Bond Fund-Institutional Class
	(formerly AMR Class prior to 3/1/05)
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005A	2004	2003
Net asset value, beginning of period	$10.02	$10.01	$10.33	$10.24	$10.22

Income from investment operations:
Net investment income	0.50	0.46	0.42	0.40	0.45
Net gains (losses) on securities (both realized and unrealized)	0.07	0.02	(0.29)	0.14	0.02

Total income from investment operations	0.57	0.48	0.13	0.54	0.47

Less distributions:
Dividends from net investment income	(0.49)	(0.47)	(0.45)	(0.45)	(0.45)
Distributions from net realized gains on securities	—	—	—	—	—

Total distributions	(0.49)	(0.47)	(0.45)	(0.45)	(0.45)

Net asset value, end of period	$10.10	$10.02	$10.01	$10.33	$10.24

Total return	5.83%	4.96%	1.26%	5.38%	4.62%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$109,674	$97,319	$93,270	$96,242	$131,927
Ratios to average net assets (annualized):
Expenses, net of waivers	0.34%	0.35%	0.31%	0.34%	0.32%
Expenses, before waivers	0.34%	0.35%	0.31%	0.34%	0.32%
Net investment income, net of waivers	4.86%	4.64%	4.12%	3.97%	4.32%
Net investment income, before waivers	4.86%	4.64%	4.12%	3.97%	4.32%
Portfolio turnover rate	85%	122%	119%	106%	187%

A	On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0202. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

Prospectus	Additional Information
79

	Short-Term Bond Fund-Institutional Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007		2006		2005A	2004	2003
Net asset value, beginning of period	$8.74		$8.75		$9.07	$9.31	$9.44

Income from investment operations:
Net investment income	0.39	B	0.32	B	0.29	0.27	0.42
Net gains (losses) on securities (both realized and unrealized)	0.09		0.07		(0.20)	(0.05)	(0.07)

Total income from investment operations	0.48		0.39		0.09	0.22	0.35

Less distributions:
Dividends from net investment income	(0.43)		(0.40)		(0.41)	(0.46)	(0.48)
Distributions from net realized gains on securities	—		—		—	—	—

Total distributions	(0.43)		(0.40)		(0.41)	(0.46)	(0.48)

Net asset value, end of period	$8.79		$8.74		$8.75	$9.07	$9.31

Total return	5.61%		4.56%		1.00%	2.39%	3.82%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$89,427		$73,417		$79,683	$80,504	$91,911
Ratios to average net assets (annualized):
Expenses, net of waivers	0.37%		0.35%		0.33%	0.33%	0.33%
Expenses, before waivers	0.37%		0.35%		0.33%	0.33%	0.33%
Net investment income, net of waivers	4.48%		3.64%		3.15%	3.00%	4.54%
Net investment income, before waivers	4.48%		3.64%		3.15%	3.00%	4.54%
Portfolio turnover rate	40%		48%		38%	41%	81%

A	On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0014. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

B	For purposes of this calculation, the charge in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

	Treasury Inflation Protected
	Securities Fund-Institutional Class
	Year Ended						June 30 to
	December 31,						December 31,
For a share outstanding throughout the period	2007F		2006		2005		2004A
Net asset value, beginning of period	$9.53		$9.75		$10.16		$10.00

Income from investment operations:
Net investment income	0.45		0.29		0.56	B	0.18	B
Net gains (losses) on securities (both realized and unrealized)	0.59		(0.19)		(0.37)		0.21

Total income (loss) from investment operations	1.04		0.10		(0.19)		0.39

Less distributions:
Dividends from net investment income	(0.39)		(0.29)		(0.55)		(0.23)
Distributions from net realized gains on securities	—		—		(0.05)		0.00	C
Tax return of capital	0.00	C,D	(0.03	)D	—		—

Total distributions	(0.39)		(0.32)		(0.60)		(0.23)

Net asset value, end of period	$10.18		$9.53		$9.75		$10.16

Total return	11.22%		1.05%		1.86%		3.94	%E

Ratios and supplemental data:
Net assets, end of period (in thousands)	$223,697		$33,792		$30,584		$20,943
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	0.43%		0.49%		0.44%		0.46%
Expenses, before expense reimbursements (recoupments)	0.43%		0.49%		0.39%		0.62%
Net investment income, after expense reimbursements (recoupments)	4.74%		2.94%		5.45%		3.34%
Net investment income, before expense reimbursements (recoupments)	4.74%		2.94%		5.50%		3.18%
Portfolio turnover rate	139%		259%		355%		190	%E

A	The American Beacon Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

B	Based on average shares outstanding.

C	Amount represents less than $0.01 per share.

D	The tax returns of capital is calculated based on outstanding shares at the time of distribution.

E	Not annualized.

F	Brown Brothers Harriman & Co. was removed as an investment advisor to the Treasury Inflation Protected Securities Fund on November 30, 2007.

Additional Information	Prospectus
80

	Money Market Fund-Institutional Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007	2006		2005		2004		2003
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.05	0.05		0.03		0.01		0.01
Net realized gain on investmentsB	—	—	B	—	B	—	B	—	B

Total income from investment operations	0.05	0.05		0.03		0.01		0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.05)		(0.03)		(0.01)		(0.01)
Distributions from net realized gain on investmentsB	—	—	B	—	B	—	B	—	B

Total distributions	(0.05)	(0.05)		(0.03)		(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00

Total return	5.24%	4.99%		3.06%		1.20%		0.97%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$450,662	$504,403		$36,421		$34,146		$159,092
Ratios to average net assets (annualized):A
Expenses, net of waivers	0.18%	0.19%		0.28%		0.24%		0.27%
Expenses, before waivers	0.22%	0.23%		0.28%		0.24%		0.27%
Net investment income, net of waivers	5.13%	5.06%		3.07%		1.05%		1.00%
Net investment income, before waivers	5.10%	5.02%		3.07%		1.05%		1.00%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $0.01 per share.

Prospectus	Additional Information
81

Additional Information	541487

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Funds’ website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report	Statement of Additional Information (“SAI”)
The Funds’ Annual and Semi-Annual Reports list each Fund’s actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds’ performance. The report of the Funds’ Independent Registered Public Accounting Firm is included in the Annual Report.
The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Funds:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643	american beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services Portland, Maine

SEC File Number 811-4984

American Beacon Funds is a service mark of AMR Corporation. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value Opportunity Fund, American Beacon Money Market Fund, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.

Additional Information	Prospectus

GUIDANCE VISION EXPERIENCE PROSPECTUS March 1, 2008 PLAN AHEAD CLASS EQUITY FUNDS Balanced Fund Large Cap Value Fund Mid-Cap Value Fund Small Cap Value Fund Small Cap Value Opportunity Fund International Equity Fund Emerging Markets Fund S&P 500 Index Fund BOND FUNDS High Yield Bond Fund Enhanced Income Fund Short-Term Bond Fund MONEY MARKET FUNDS Money Market Fund U.S. Government Money Market Fund The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund’s prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

About the Funds
Overview	2
Balanced Fund	3
Large Cap Value Fund	7
Mid-Cap Value Fund	10
Small Cap Value Fund	13
Small Cap Value Opportunity Fund	16
International Equity Fund	19
Emerging Markets Fund	22
S&P 500 Index Fund	25
High Yield Bond Fund	28
Enhanced Income Fund	31
Short-Term Bond Fund	35
Money Market Fund	38
U.S. Government Money Market Fund	40
The Manager	43
SSgA	44
The Sub-Advisors	44
Valuation of Shares	51

About Your Investment
Purchase and Redemption of Shares	52
Frequent Trading and Market Timing	57
Distributions and Taxes	58

Additional Information
Distribution of Fund Shares	59
Master-Feeder Structure	59
Portfolio Holdings	60
Delivery of Documents	60
Financial Highlights	60
Additional InformationBack Cover
About the Funds

Overview

The American Beacon Funds (the “Funds”) are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly owned subsidiary of AMR Corporation.

The S&P 500 Index, Money Market, and U.S. Government Money Market Funds operate under a master-feeder structure (the “Master-Feeder Funds”). Each Master-Feeder Fund, except for the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (“Master Trust”) that has a similar name and identical investment objective. The Master Trust is managed by the Manager. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is a separate investment company with an identical investment objective, managed by SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term “Fund” is used throughout the Prospectus to refer to either a Master-Feeder Fund or its portfolio, unless stated otherwise. See “Master-Feeder Structure”.

About the Funds	Prospectus
2

American Beacon

Balanced FundSM

Investment Objective

Income and capital appreciation.

Principal Strategies

Ordinarily, between 50% and 70% of the Fund’s total assets are invested in equity securities and between 30% and 50% of the Fund’s total assets are invested in debt securities.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets are currently allocated among the Manager and the following three investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine Global, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund’s guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets, nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund’s investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a “top-down” or “bottom-up” investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

Prospectus	About the Funds
3

American Beacon

Balanced FundSM — (continued)

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

Market Risk (Stocks)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Value Stocks Risk (Stocks)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Interest Rate Risk (Bonds)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk (Bonds)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk (Bonds)
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

About the Funds	Prospectus
4

American Beacon

Balanced FundSM — (continued)

When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to three broad-based market indices, an index specific to the Fund’s strategy, and the Lipper Mixed-Asset Target Allocation Growth (MATAG) Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund’s strategy do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	13.65%
(1/1/98 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	-10.75%
(1/1/98 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	1.78%	11.37%	6.68%
Return After Taxes on Distributions	-0.10%	9.92%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares	2.23%	9.42%	4.84%

Balanced Composite Index[1]	2.79%	10.57%	7.29%
Russell 1000® Value Index[1]	-0.17%	14.63%	7.68%
Lehman Brothers Aggregate Index[1]	6.97%	4.42%	5.97%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper MATAG Funds Index[2]	6.53%	11.45%	6.62%

[1]	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Lehman Brothers Aggregate Index have been combined in a 60%/40% proportion. Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper MATAG Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.27%
Distribution (12b-1) Fees	0.00
Other Expenses	0.56
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.84%

Prospectus	About the Funds
5

American Beacon

Balanced FundSM — (continued)

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$86
3 Years	$268
5 Years	$466
10 Years	$1,037

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
6

American Beacon

Large Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index1 at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2007, the market capitalizations of the companies in the Russell 1000 Index ranged from $479 million to $527.8 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets, are currently allocated among four investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Global Investment Management, LLC

Hotchkis and Wiley Capital Management, LLC

Metropolitan West Capital Management, LLC

The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Global Investment Management, LLC and Metropolitan West Capital Management, LLC.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

• above-average earnings growth potential,
• below-average price to earnings ratio,
• below-average price to book value ratio, and
• above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 1000  Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
7

American Beacon

Large Cap Value FundSM — (continued)

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to two broad-based market indices and the Lipper Large-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	19.76% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-18.68% (3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	2.95%	16.66%	7.52%
Return After Taxes on Distributions	2.06%	16.02%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	14.57%	5.75%

Russell 1000® Value Index[1]	-0.17%	14.63%	7.68%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper Large-Cap Value Funds Index[2]	2.46%	13.04%	6.12%

[1]	Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do

About the Funds	Prospectus
8

American Beacon

Large Cap Value FundSM — (continued)

not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00
Other Expenses	0.55
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.84%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$86
3 Years	$268
5 Years	$466
10 Years	$1,037

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
9

American Beacon

Mid-Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap® Index1 at the time of investment. As of December 31, 2007, the market capitalizations of the companies in the Russell Midcap Index ranged from $479 million to $42.1 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar- denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Pzena Investment Management, LLC (“Pzena”)

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index():

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow’s portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or “deep” value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with “normal earnings” defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company’s history and the history of its industry).

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In

1    Russell Midcap Index is a registered trademark of Frank Russell Company.

About the Funds	Prospectus
10

American Beacon

Mid-Cap Value FundSM — (continued)

general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 2006. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on June 30, 2004 and November 30, 2005, respectively. In the chart and table below, performance results before November 30, 2005 are for the AMR Class, and performance results from November 30, 2005 through February 28, 2006 are for the Institutional Class of the Fund. Because the other classes had lower expenses, their performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	7.01%
(1/1/05 through 12/31/07)	(4th Quarter 2006)
Lowest Quarterly Return:	-7.09%
(1/1/05 through 12/31/07)	(4th Quarter 2007)

Prospectus	About the Funds
11

American Beacon

Mid-Cap Value FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
		Since Inception
	1 Year	(6/30/04)
Return Before Taxes	-5.28%	9.33%
Return After Taxes on Distributions	-6.69%	6.46%
Return After Taxes on Distributions and Sale of Fund Shares	-2.03%	6.72%

Russell Midcap® Value Index[1]	-1.42%	13.15%
Lipper Mid-Cap Value Funds Index[2]	3.62%	11.06%

[1]	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000® Index. Russell Midcap Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company.

[2]	The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.67%
Distribution (12b-1) Fees	0.00
Other Expenses	0.59
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.27%

Expense Reimbursement/(Recoupment)	0.04%[3]
Net Expenses	1.23%[4]

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[3]	The Manager has contractually agreed to reimburse the PlanAhead Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 1.23%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the PlanAhead Class of the Fund to exceed 1.23%.

[4]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$125
3 Years	$399
5 Years	$693
10 Years	$1,530

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
12

American Beacon

Small Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, “stocks”).

The Fund’s assets are currently allocated among five investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

Opus Capital Group, LLC (“Opus”)

The Boston Company Asset Management, LLC (“The Boston Company”)

The Fund’s Board of Trustees has appointed the following two investment sub-advisors to the Fund, but the Manager has not allocated Fund assets to these sub-advisors:

Dreman Value Management, LLC (“Dreman”)

Metropolitan West Capital Management, LLC (“MetWest Capital”)

The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine Global, Dreman, MetWest Capital, Opus, and The Boston Company as their capacity commitments to the Fund permit.

The sub-advisors, select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000® Index1):

•	above-average earnings growth potential,
•	below-average price to earnings ratio, and
•	below-average price to book value ratio.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 2000  Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
13

American Beacon

Small Cap Value FundSM — (continued)

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	24.75%
(1/1/99 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	-20.90%
(1/1/99 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(12/31/98)
Return Before Taxes	-6.64%	16.00%	12.17%
Return After Taxes on Distributions	-8.82%	14.47%	10.66%
Return After Taxes on Distributions and Sale of Fund Shares	-2.17%	13.65%	10.11%

Russell 2000® Value Index[1]	-9.78%	15.80%	10.94%
Lipper Small-Cap Value Funds Index[2]	-4.57%	16.41%	11.28%

[1]	Russell 2000 Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index

About the Funds	Prospectus
14

American Beacon

Small Cap Value FundSM — (continued)

of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

[2]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00
Other Expenses	0.55
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.06%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$108
3 Years	$337
5 Years	$585
10 Years	$1,294

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
15

American Beacon

Small Cap Value Opportunity FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager currently allocates all of the Fund’s assets to PanAgora Asset Management, Inc. (“PanAgora”).

PanAgora’s investment process follows a bottom-up approach. The strategy applies quantitative techniques combined with traditional investment theory. The investment team utilizes a proprietary, multi-factor, quantitative model to create a return forecast for each stock in the Russell 2000® Value Index.1 Factors indicating relative value, such as book-to-price ratio, sales-to-price ratio, forward earnings-to-price ratio, and dividend yield, play a significant role in the model. Additional factor categories include earnings quality, earnings momentum, and price momentum. Each stock’s return forecast is then weighed against its contribution to the risk of the portfolio in comparison to the benchmark and transaction costs. PanAgora attempts to construct a portfolio with the highest return potential and the lowest risk. A key component of their investment process is the fundamental analysis of potential investments by the investment team. This insight is used to enhance and verify the quantitative techniques.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater

1     Russell 2000  Value Index is a registered trademark of Frank Russell Company.

About the Funds	Prospectus
16

American Beacon

Small Cap Value Opportunity FundSM — (continued)

volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by PanAgora may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2007. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/07 through 12/31/07)	2.69% 2nd Quarter 2007
Lowest Quarterly Return: (1/1/07 through 12/31/07)	-9.41% 4th Quarter 2007

	Average Annual Total Return
	as of 12/31/07
		Since Inception
	1 Year	(3/31/06)
Return Before Taxes	-12.74%	-3.99%
Return After Taxes on Distributions	-12.89%	-4.20%
Return After Taxes on Distributions and Sale of Fund Shares	-8.09%	-3.43%

Russell 2000 Value Index[1]	-9.78%	-1.06%
Lipper Small-Cap Value Funds Index[2]	-4.57%	0.11%

[1]	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of Frank Russell Company.

[2]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Opportunity Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Prospectus	About the Funds
17

American Beacon

Small Cap Value Opportunity FundSM — (continued)

Management Fees	0.52%
Distribution (12b-1) Fees	0.00
Other Expenses	1.18
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.71%

Expense Reimbursement/(Recoupment)	0.41%[3]
Net Expenses	1.30%[4]

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[3]	The Manager has contractually agreed to reimburse the PlanAhead Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 1.30%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the PlanAhead Class of the Fund to exceed 1.30%.

[4]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$132
3 Years	$499
5 Years	$890
10 Years	$1,985

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
18

American Beacon

International Equity FundSM

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets.

The Fund’s assets are currently allocated among four investment sub-advisors:

Causeway Capital Management LLC

Lazard Asset Management LLC

Templeton Investment Counsel, LLC

The Boston Company Asset Management, LLC (“The Boston Company”)

The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as it has closed its international value equity strategy to further investments by the Fund. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):

•	above-average return on equity or earnings growth potential,
•	below-average price to earnings or price to cash flow ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

Prospectus	About the Funds
19

American Beacon

International Equity FundSM — (continued)

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the Sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Derivatives Risk
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	21.79% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-22.51% (3rd Quarter 2002)

About the Funds	Prospectus
20

American Beacon

International Equity FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	9.46%	21.79%	10.10%
Return After Taxes on Distributions	7.19%	20.57%	8.86%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.75%	19.23%	8.48%

EAFE Index[1]	11.17%	21.59%	8.66%
Lipper International Funds Index[2]	14.25%	21.83%	9.46%

[1]	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

[2]	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.34%
Distribution (12b-1) Fees	0.00
Other Expenses	0.59
Acquired Fund Fees and Expenses[2]	0.00

Total Annual Fund Operating Expenses[3]	0.93%

[1]	Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$95
3 Years	$296
5 Years	$515
10 Years	$1,143

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
21

American Beacon

Emerging Markets FundSM

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:

•	are primarily listed on the trading market of an emerging market country;
•	are headquartered in an emerging market country; or
•	derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

•	has an emerging stock market as defined by the International Finance Corporation (“IFC”);
•	has a low- to middle-income economy according to the World Bank;
•	is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or
•	has a per-capita gross national product of $10,000 or less.

The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as “stocks”).

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)

The Boston Company Asset Management, LLC (“The Boston Company”)

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund’s assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To attempt to manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investment in stocks of a particular county will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

About the Funds	Prospectus
22

American Beacon

Emerging Markets FundSM — (continued)

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the Sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Emerging Markets Risk
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

Derivatives Risk
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on October 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on July 31, 2000. In the chart and table below, performance results before October 1, 2002 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Prospectus	About the Funds
23

American Beacon

Emerging Markets FundSM — (continued)

Highest Quarterly Return: (1/1/01 through 12/31/07)	25.88% (4th Quarter 2001)
Lowest Quarterly Return: (1/1/01 through 12/31/07)	-20.38% (3rd Quarter 2001)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
Return Before Taxes	33.67%	34.82%	17.74%
Return After Taxes on Distributions	29.47%	32.35%	16.13%
Return After Taxes on Distributions and Sale of Fund Shares	25.30%	30.60%	15.31%

MSCI Emerging Markets Index[1]	39.39%	37.02%	18.42%
Lipper Emerging Markets Funds Index[2]	36.25%	36.33%	18.19%

[1]	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

[2]	The Lipper Emerging Markets Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Markets Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.81%
Distribution (12b-1) Fees	0.00
Other Expenses	0.95
Acquired Fund Fees and Expenses[2]	0.01

Total Annual Fund Operating Expenses[3]	1.77%

[1]	Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$180
3 Years	$557
5 Years	$959
10 Years	$2,084

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
24

American Beacon

S&P 500® Index Fund1

Investment Objective

To replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index” or “Index”).

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Tracking Error Risk
The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

Derivatives Risk
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost.

Investment Risks
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit

1    S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. “Standard and Poor’s ®,” “S&P ®,” “Standard & Poor’s 500,” “S&P 500 ®” and “500” are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in this Fund.

Prospectus	About the Funds
25

American Beacon

S&P 500® Index Fund — (continued)

Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1998. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1997. In the chart and table below, performance results before March 1, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	21.15% (4th Quarter 1998)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-17.46% (3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	4.88%	12.12%	5.34%
Return After Taxes on Distributions	4.64%	11.88%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares	3.49%	10.58%	4.51%

S&P 500 Index[1]	5.49%	12.83%	5.91%
Lipper S&P 500 Objective Funds Index[2]	5.25%	12.53%	5.62%

[1]	The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

[2]	The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees[2]	0.045%
Distribution (12b-1) Fees	0.000
Other Expenses	0.590

Total Annual Fund Operating Expenses	0.630%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

[2]	This fee represents the total fees paid by the State Street Equity 500 Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA’s service as investment advisor.

About the Funds	Prospectus
26

American Beacon

S&P 500® Index Fund — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
27

American Beacon

High Yield Bond FundSM

Investment Objective

High current income and capital appreciation.

Principal Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisors. These types of securities are commonly referred to as “junk bonds.” The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets between two investment sub-advisors:

Franklin Advisers, Inc. (“Franklin”)

Post Advisory Group, LLC (“Post”)

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly “blue chip” companies that have encountered some financial difficulties.

In selecting investments, both Franklin and Post utilize a bottom-up and research-driven investment process that relies heavily on internal research and fundamental credit analysis. The investment philosophy of each sub-advisor concentrates on identification of relative value and downside protection.

To a lesser extent, the Fund may invest in other securities, including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund’s overall investment objective.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

High Yield Securities Risk
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Market Risk
Market risk involves the possibility that the value of the Fund’s investments will decline due to drops in the overall high yield bond market. Changes in the economic

About the Funds	Prospectus
28

American Beacon

High Yield Bond FundSM — (continued)

climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s investments to decline, regardless of the financial conditions of the issuers held by the Fund.

Foreign Investing Risk
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Liquidity Risk
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund’s investments at favorable prices. In addition, valuation of the Fund’s investments may become more difficult if objective market prices are unavailable.

Market Timing Risk
Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Hedging Risk
Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

Securities Selection Risk
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper High Current Yield Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on December 29, 2000. In the chart and table below, performance results before March 1, 2002 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Prospectus	About the Funds
29

American Beacon

High Yield Bond FundSM — (continued)

Highest Quarterly Return: (1/1/01 through 12/31/07)	6.83% (4th Quarter 2001)
Lowest Quarterly Return: (1/1/01 through 12/31/07)	-4.04% (3rd Quarter 2001)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(12/29/00)
Return Before Taxes	2.52%	8.05%	8.02%
Return After Taxes on Distributions	-0.05%	5.20%	5.05%
Return After Taxes on Distributions and Sale of Fund Shares	1.64%	5.28%	5.11%

JPMorgan Global High-Yield Index[1]	2.88%	10.95%	8.95%
Lipper High Current Yield Bond Funds Index[2]	2.13%	10.07%	6.56%

[1]	The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index.

[2]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00
Other Expenses	0.58
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.09%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
30

American Beacon

Enhanced Income FundSM

Investment Objective

Income and capital appreciation.

Principal Strategies

Approximately 75% of the Fund’s total assets are invested in fixed-income securities considered investment grade at the time of purchase. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes (collectively referred to as “investment grade fixed-income securities”). In an attempt to enhance the return of the Fund beyond the income offered by investment grade fixed-income securities, the Fund’s remaining total assets are invested in convertible and non-convertible debt obligations without regard to credit quality, as well as equity securities, warrants and options. The Fund seeks capital appreciation by investing in debt securities and convertible and equity securities of corporate issuers whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets between itself and Calamos Advisors LLC (“Calamos”). The Manager makes investment decisions regarding the approximate 75% of the Fund allocated to investment grade fixed-income securities, while Calamos makes investment decisions regarding the remainder of Fund assets.

Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”) rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Manager seeks to maintain a weighted average duration of three to seven years in the investment grade fixed-income portion of the Fund. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.

In selecting securities, Calamos may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure. Calamos utilizes credit ratings by NRSROs as preliminary indicators of investment quality, in addition to its own credit research and analysis.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price and typically offer greater appreciation potential than non-convertible debt securities. Calamos may establish a “synthetic” convertible instrument by combining separate securities that possess economic characteristics similar to a convertible security, i.e., fixed-income securities, which may be convertible or non-convertible securities, (“fixed-income component”), and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy

Prospectus	About the Funds
31

American Beacon

Enhanced Income FundSM — (continued)

common stock at a certain exercise price. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

Calamos may invest in debt obligations rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or not rated, but considered by Calamos to be of similar quality. These types of securities are commonly referred to as “junk bonds.”

The average term to maturity of the fixed-income securities held in Calamos’ portion of the Fund will typically range from three to ten years. In addition to fixed-income securities, Calamos may invest up to 40% of its portion of the Fund’s total assets in non-convertible equity securities, including common stocks, preferred stocks and U.S. dollar-denominated American Depositary Receipts. Historically, Calamos’ investment process has led it to invest in the equity securities of small to medium-sized companies that, in its opinion, provide opportunities for long-term capital appreciation. Small to medium-sized companies are typically those companies having market capitalizations of up to $25 billion at the time of purchase. However, the Fund may also invest in well-established companies with large capitalizations.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the fixed-income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed-income securities go down. The price of a fixed-income security is also affected by its maturity. Fixed-income securities with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a fixed-income security, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down. For the portion of Fund assets invested in lower-quality debt securities, this risk will be substantial.

Prepayment and Extension Risk
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the security’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Convertible Securities Risk
The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is strictly based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.

Derivatives Risk
Warrants and options are considered derivative instruments. The use of these instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost. If the value of the underlying common stock falls below the exercise price of a warrant or option, the warrant or option may lose all value.

High Yield Securities Risk
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade fixed-income securities. Compared

About the Funds	Prospectus
32

American Beacon

Enhanced Income FundSM — (continued)

with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Liquidity Risk
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund’s investments at favorable prices. In addition, valuation of the Fund’s investments may become more difficult if objective market prices are unavailable.

Small and Medium Capitalization Companies Risk
Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by the Manager or Calamos for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to two broad-based market indices, an index specific to the Fund’s strategy, and the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund. The returns of the two broad-based market indices and the index specific to the Fund’s strategy do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/04 through 12/31/07)	3.08% (3rd Quarter 2006)
Lowest Quarterly Return: (1/1/04 through 12/31/07)	-2.07% (2nd Quarter 2004)

Prospectus	About the Funds
33

American Beacon

Enhanced Income FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
		Since Inception
	1 Year	(6/30/03)
Return Before Taxes	6.67%	4.47%
Return After Taxes on Distributions	4.39%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	4.64%	3.07%

Enhanced Composite Index[1]	6.43%	4.82%
Linked Lehman Brothers Aggregate Index[1]	6.97%	3.48%
Lehman Brothers Aggregate Index[1]	6.97%	4.03%
Merrill Lynch All U.S. convertibles Index[1]	4.53%	8.71%
Lipper Intermediate Investment Grade Index[2]	5.43%	3.76%

[1]	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Linked Lehman Brothers Aggregate Index and the Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion. The Linked Lehman Brothers Aggregate Index represents returns of the Lehman Brothers Gov./Credit Intermediate Index (“Intermediate Index”) up to October 31, 2006 and the Lehman Brothers Aggregate Index (“Aggregate Index”) thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents.

[2]	The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Funds category. Lipper is an independent research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Income Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.36%
Distribution (12b-1) Fees	0.00
Other Expenses	0.59
Acquired Fund Fees and Expenses[1]	0.00

Total Annual Fund Operating Expenses[2]	0.95%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
34

American Beacon

Short-Term Bond FundSM

Investment Objective

Income and capital appreciation.

Principal Strategies

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates.

Prospectus	About the Funds
35

American Beacon

Short-Term Bond FundSM — (continued)

When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus.

Securities Selection Risk
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Performance shown in the chart and tables below reflects the Fund’s one-time receipt in December 2006 of class action settlement proceeds that were related to investment activity in 2002. The Fund’s performance for all periods that include December 2006 was significantly higher than it would have been absent receipt of the settlement proceeds. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	3.21% (3rd Quarter 2001)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-1.16% (2nd Quarter 2004)

About the Funds	Prospectus
36

American Beacon

Short-Term Bond FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	4.76%	2.85%	4.22%
Return After Taxes on Distributions	3.16%	1.32%	2.27%
Return After Taxes on Distributions and Sale of Fund Shares	3.07%	1.53%	2.39%

Merrill Lynch 1-3 Yr. Gov./Corp. Index[1]	6.87%	3.35%	4.97%
Lipper Short Investment Grade Bond Funds Index[2]	4.80%	3.03%	4.30%

[1]	The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

[2]	The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.25%
Distribution (12b-1) Fees	0.00
Other Expenses	0.73
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	0.99%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$101
3 Years	$315
5 Years	$547
10 Years	$1,213

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
37

American Beacon

Money Market FundSM

Investment Objective

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances; asset-backed securities; municipal securities; and repurchase agreements.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy securities with the following credit qualities:

•	rated in the highest short-term categories by two rating organizations, such as “A-1” by Standard & Poor’s Ratings Services and “P-1” by Moody’s Investors Service, Inc., at the time of purchase,
•	rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
•	unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors

Interest Rate Risk
The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

Concentration Risk
Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

NAV Risk
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk
The value of a security held by the Fund may decline if the security’s credit rating is downgraded or credit quality otherwise fails. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Securities Selection Risk
The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s average dollar-weighted maturity. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund’s yield could be less than other similar money market funds.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests

About the Funds	Prospectus
38

American Beacon

Money Market FundSM — (continued)

within the time periods stated in the “Redemption Policies” section of this Prospectus.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds’ website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.

Highest Quarterly Return:	1.58%
(1/1/98 through 12/31/07)	(3rd & 4th Quarter 2000)
Lowest Quarterly Return:	0.15%
(1/1/98 through 12/31/07)	(3rd & 4th Quarter 2003, 1st & 2nd Quarter 2004)

Average Annual Total Return
as of 12/31/07
1 Year	5 Years	10 Years
4.94%	2.80%	3.54%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00
Other Expenses	0.37
Acquired Fund Fees and Expense	0.01

Total Annual Fund Operating Expenses	0.48%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
39

American Beacon

U.S. Government Money Market FundSM

Investment Objective

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Currently, the Manager is the sole investment advisor to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

The Fund has a policy of investing exclusively in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

NAV Risk
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk
The value of a security held by the Fund may decline if the security’s credit rating is downgraded or credit quality otherwise fails. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Securities Selection Risk
The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s average dollar-weighted maturity. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund’s yield could be less than other similar money market funds.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

About the Funds	Prospectus
40

American Beacon

U.S. Government Money Market FundSM — (continued)

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds’ website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.

Highest Quarterly Return: (1/1/98 through 12/31/07)	1.54% (3rd Quarter 2000)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	0.12% (3rd & 4th Quarter 2003)

Average Annual Total Return
as of 12/31/07
1 Year	5 Years	10 Years
4.65%	2.65%	3.39%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00
Other Expenses	1.10

Total Annual Fund Operating Expenses	1.20%

Expense Reimbursement/(Recoupment)	0.55%[2]
Net Expenses	0.65%[3]

[1]	The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.

[2]	The Manager has contractually agreed to reimburse the PlanAhead Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.65%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the PlanAhead Class of the Fund to exceed 0.65%.

[3]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$66
3 Years	$326
5 Years	$607
10 Years	$1,406

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
41

Historical Performance of Accounts Similar to the Small Cap Value
Opportunity Fund

The performance shown in the following chart and tables is for the PanAgora Small Cap Value Stock Selector Composite (“PanAgora Composite”), which is composed of accounts managed by PanAgora that have investment objectives, policies and strategies substantially similar to those of the Small Cap Value Opportunity Fund. The performance of the composite has been calculated using a time-weighted rate of return, which differs from the standardized methodology for calculating mutual fund performance. The returns of the PanAgora Composite are shown net of all fees and expenses. Applying the Small Cap Value Opportunity Fund’s expense structure to the composite would have lowered the performance results shown. The Small Cap Value Opportunity Fund is subject to certain restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code that do not apply to the private accounts included in the composite. Had these restrictions been applicable, the performance of the composite may have been adversely affected. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE SMALL CAP VALUE OPPORTUNITY FUND. NEITHER THE BAR CHARTS NOR THE TABLES THAT FOLLOW ARE INTENDED TO INDICATE HOW THE SMALL CAP VALUE OPPORTUNITY FUND WILL PERFORM IN THE FUTURE.

Highest Quarterly Return:	21.82%
(1/1/03 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	-9.16%
(1/1/03 through 12/31/07)	(4th Quarter 2007)

	Average Annual Total Return
	as of 12/31/07
			Since
	1 Year	5 Years	Inception[1]
PanAgora Composite	-11.62%	16.54%	10.40%
Russell 2000® Value Index[2]	-9.78%	15.80%	10.36%
Lipper Small-Cap Value Funds Index[3]	-4.57%	16.41%	11.65%

[1]	The inception date for the PanAgora Composite is June 30, 2002.

[2]	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company.

[3]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

About the Funds	Prospectus
42

The Manager

The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2007, the Manager had approximately $60.9 billion of assets under management, including approximately $31.1 billion under active management and $29.8 billion as named fiduciary or financial advisor. Approximately $27.0 billion of the Manager’s total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

•	develops the investment programs for each Fund,

•	selects and changes sub-advisors and master portfolios, where applicable (subject to requisite approvals),
•	allocates assets among sub-advisors,
•	monitors the sub-advisors’ and master portfolio advisors’ investment programs and results,
•	coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,
•	oversees each Fund’s securities lending activities and actions taken by the securities lending agent, and

•	with the exception of the High Yield Bond Enhanced Income and S&P 500 Index Funds, invests the portion of Fund assets which the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

•	0.25% of the net assets of the Short-Term Bond Fund, plus
•	0.10% of the net assets of all other Funds, except the S&P 500 Index Fund.

The Manager receives a fee of 0.10% of the net assets of the Balanced and Enhanced Income Funds (as noted above) plus a fee of 0.15% of each Fund’s net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Small Cap Value Opportunity, International Equity, Emerging Markets, High Yield Bond, and Enhanced Income Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net monthly income generated from the Funds’ securities lending activities. Currently, the Manager receives 10% of such income. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 2007, net of reimbursements and shown as a percentage of average net assets, were as follows:

Management
Fund	Fees
Balanced	0.27%
Large Cap Value	0.28%
Mid-Cap Value	0.67%
Small Cap Value	0.50%
Small Cap Value Opportunity	0.52%
International Equity	0.34%
Emerging Markets	0.81%
High Yield Bond	0.50%
Enhanced Income	0.36%
Short-Term Bond	0.25%

The management fees paid by the Funds for the fiscal year ended December 31, 2007, shown as a percentage of average net assets, were as follows:

Management
Fund	Fees
Money Market	0.10%
U.S. Government Money Market	0.10%

A discussion of the Board’s consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager is available in the semi-annual reports dated June 30, 2007 for the S&P 500 Index and Money Market Funds and in the annual reports dated October 31, 2007 for all other Funds.

Douglas G. Herring and Wyatt C. Crumpler are the leaders of the Manager’s portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond, Money Market and U.S. Government Money Market. Mr. Herring and Mr. Crumpler are responsible for developing each Fund’s investment program and recommending sub-advisors to the Funds’ Board of Trustees. In addition, Mr. Crumpler, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor’s performance and allocates the Funds’ assets among the sub-advisors and the Manager, as applicable.

Funds Under Management	Team Members
Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, and Small Cap Value Opportunity	Adriana R. Posada
S&P 500 Index and Enhanced Income	Cynthia Thatcher
International Equity, Emerging Markets and High Yield Bond	Kirk L. Brown

Mr. Herring is President of the Manager and has served on the portfolio management team since September 2006. Prior to joining the Manager, Mr. Herring was Vice President and Controller of American Airlines, Inc. from August 1998 to March 2006. Mr. Crumpler joined the Manager in January 2007 as Vice President of Trust Investments and a member of the portfolio management team. From January 2004 to January 2007, Mr. Crumpler was

Prospectus	About the Funds
43

Managing Director of Corporate Accounting at American Airlines, Inc. Prior to that time, he was Director of IT Strategy and Finance for American Airlines, Inc. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager in December 1999. Mr. Brown is Managing Director of Trust and Alternative Investments, and he has served on the portfolio management team since February 1994. The Funds’ Statement of Additional Information (“SAI”) provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond and Money Market Funds and a portion of the fixed income assets of the Balanced and Enhanced Income Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Enhanced Income, and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001, to the Enhanced Income Fund since its inception in July 2003 and to the Short-Term Bond Fund since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds’ holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced and Short-Term Bond Funds since November 2002 and to the Enhanced Income Fund since its inception in July 2003. She has responsibility for credit and relative value analysis of corporate bonds. The Funds’ SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.

SSgA

The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the “State Street Portfolio”), which is advised by SSgA Funds Management Inc. (“SSgA FM”). SSgA FM is a subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2007, SSgA FM managed approximately $144 billion in assets and, together with its affiliates, which comprise State Street Global Advisors (“SSgA”), the investment management business of State Street Corporation, managed approximately $1.98 trillion in assets. SSgA FM serves as investment advisor, and State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA FM’s services as investment advisor and State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio.

SSgA FM manages the State Street Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the State Street Portfolio include the following: John Tucker and Karl Schneider. Mr. Tucker is a Vice President of SSgA and a Principal of SSgA FM. Mr. Tucker is a Senior Portfolio Manager in SSgA FM’s Global Structured Products Team. Mr. Tucker joined SSgA in 1988. Prior to joining the Global Structured Products Group, Mr. Tucker worked in the SSgA Structured Products Group in London as Manager of all index strategies. Mr. Schneider is a Principal of SSgA and a Principal of SSgA FM. Mr. Schneider joined SSgA in 1996 as a member of the SSgA Global Fundamental Strategies Team. The Funds’ SAI provides additional information about Mr. Tucker and Mr. Schneider, including other accounts they manage, their ownership in the State Street Portfolio and their compensation.

The Sub-Advisors

The Manager is the sole investment advisor to the Money Market Funds and the Short-Term Bond Fund. Except for these Funds, each Fund’s assets are allocated among one or more sub-advisors by the Manager. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. The assets of the Enhanced Income Fund are allocated by the Manager between the Manager and another sub-advisor. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund’s assets in accordance with the Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund’s shareholders, but subject to approval of the Funds’ Board of Trustees (“Board”) and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisors are

About the Funds	Prospectus
44

retained or the contract with any existing sub-advisor is terminated.

Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. (“Barrow”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2007, Barrow had discretionary investment management authority with respect to approximately $65.4 billion of assets, including approximately $4.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, and Short-Term Bond Funds. The Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.

Business
Name and Title of	Length of Service	Experience
Portfolio Managers	to Fund	Past 5 Years

Balanced & Large Cap Value Funds
James P. Barrow	Since Inception	Portfolio
Portfolio Manager/Partner		Manager/Barrow
Mid-Cap Value Fund
James P. Barrow	Since Inception	Portfolio
Portfolio		Manager/Partner
Mark Giambrone	Since Inception	Portfolio
Portfolio Manager/Partner		Manager/Barrow[1]
Small Cap Value Fund
James S. McClure	Since 2003	Portfolio
Portfolio Manager		Manager/Barrow
John P. Harloe	Since 2003	Portfolio
Portfolio Manager		Manager/Barrow
Balanced Fund
John S. Williams	Since Inception	Portfolio
Portfolio Manager		Manager/Barrow
David H. Hardin	Since Inception	Portfolio
Portfolio Manager		Manager/Barrow
J. Scott McDonald	Since 1994	Portfolio
Portfolio Manager		Manager/Barrow
Mark C. Luchsinger	Since 1996	Portfolio
Portfolio Manager		Manager/Barrow
Deborah A. Petruzzelli	Since 2002	Portfolio
Portfolio Manager		Manager/Barrow

Portfolio managers have broad research responsibilities, although they focus their efforts on particular sectors, Analysts have specific industry assignments for more specialized, in-depth research.

Barrow manages its fixed income portion of the Balanced Fund using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals — five senior portfolio managers and one dedicated research analyst. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“Brandywine Global”), formerly known as Brandywine Asset Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104, is a professional investment advisory firm founded in 1986. Brandywine Global is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2007, Brandywine had assets under management totaling approximately $49.2 billion, including approximately $4.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine Global serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

Brandywine Global Portfolio Managers for the
Balanced and Large Cap Value Funds

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine Global’s Executive Committee and serves as lead Portfolio Manager of Brandywine Global’s fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine Global’s domestic equity products. Mr. Lesutis joined Brandywine Global in 1991 and has served as lead portfolio manager to Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine Global’s large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine Global’s equity products. Mr. Gaskins has been with Brandywine Global since 1996 and has co-managed Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as co-lead Portfolio Manager for Brandywine Global’s fixed income and balanced strategies and also contributes his extensive knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine Global’s large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine

Prospectus	About the Funds
45

Global’s equity products. He joined Brandywine Global in 1991 and has served as a portfolio manager to Brandywine Global’s portion of the fixed income portion of the Balanced Fund since April 1996.

Brandywine Global Portfolio Managers for the
Small Cap Value Fund

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine Global’s diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine Global’s Executive Committee. He joined Brandywine Global in 1987 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as Co-Manager for Brandywine Global’s diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine Global’s information systems. Mr. Tonkovich has been with Brandywine Global since 1989 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

CALAMOS ADVISORS LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, is an institutional money management firm that has specialized in security research and money management since 1977. Calamos is an indirect subsidiary of Calamos Asset Management, Inc. As of December 31, 2007, Calamos had assets under management totaling approximately $46.2 billion, including approximately $168 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Calamos serves as a sub-advisor to the Enhanced Income Fund.

Calamos employs a team approach to portfolio management, with teams led by the Co-Chief Investment Officers (the ”Co-CIOs”) and comprised generally of the Co-CIOs and senior strategy analysts supported by intermediate analysts and junior analysts. The Co-CIOs, along with the senior strategy analysts identified below, have had joint primary and supervisory responsibility for Calamos’ portion of the Enhanced Income Fund since its inception in July 2003.

John P. Calamos, Sr., President and Co-CIO of Calamos, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Senior Executive Vice President and Co-CIO of Calamos, also focuses on these approaches and themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Sr. and Nick P. Calamos have managed money together at Calamos or a predecessor entity for over 20 years.

John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts. John P. Calamos, Jr., Executive Vice President of Calamos, joined the firm in 1985 and has held various senior investment positions since that time. John Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Jeff Scudieri joined Calamos in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a senior strategy analyst since July 2002.

CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”), 11111 Santa Monica Blvd., Suite 1500, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2007, Causeway had approximately $17.3 billion in assets under management, including approximately $1.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.

Causeway’s portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin.

Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“MLIM”) since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since August 2001.

Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since August 2001.

James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.

Jonathan P. Eng is a Director of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate

About the Funds	Prospectus
46

for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.

Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.

DREMAN VALUE MANAGEMENT, LLC (“Dreman”), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor firms dating back to 1977. As of December 31, 2007, Dreman had approximately $18.8 billion of assets under management, which included approximately $351 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.

David N. Dreman is the Lead Portfolio Manager for Dreman’s portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Mr. Dreman has managed Dreman’s portion of the Fund since August 2005. E. Clifton Hoover, Jr. and Mark Roach serve as Co-Portfolio Managers for Dreman’s portion of the Fund. Mr. Roach has been a Managing Director and Portfolio Manager of Dreman since 2006. From 2002 to 2006, he was a Portfolio Manager at Vaughan Nelson Investment Management. Mr. Roach has managed Dreman’s portion of the Fund since November 2006. Mr. Hoover has been Co-Chief Investment Officer and Managing Director of Large and Small Cap Value Strategies for Dreman since 2006. From 1997 to 2006, he was Managing Director and a Portfolio manager at NFJ Investment Group. Mr. Hoover has managed Dreman’s portion of the Fund since November 2006.

FRANKLIN ADVISERS, INC. (“Franklin”), One Franklin Parkway, San Mateo, California 94403, is a wholly-owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Fiduciary Trust, Mutual Series, and Darby Investments subsidiaries. The San Mateo, CA-based company has over 60 years of investment experience and $643.7 billion in assets under management as of December 31, 2007. Of this amount, approximately $1.8 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Franklin serves as a sub-advisor to the High Yield Bond Fund.

Eric Takaha, Senior Vice President and Director of Corporate Credit and High Yield for the Franklin Templeton Fixed Income Group, is the lead portfolio manager of the team that has primary responsibility for managing Franklin’s portion of the Fund. Mr. Takaha joined Franklin’s High Yield team in 1989 and has managed Franklin’s portion of the Fund since September 2006. Chris Molumphy and Glenn Voyles share responsibility for investment decision-making with Mr. Takaha. Mr. Molumphy, Executive Vice President and Chief Investment Officer for the Franklin Templeton Fixed Income Group, joined Franklin in 1988 and has managed Franklin’s portion of the Fund since September 2006. Mr. Voyles, Vice President for the Franklin Templeton Fixed Income Group, joined Franklin in 1993 and has managed Franklin’s portion of the Fund since September 2006.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (“Hotchkis”), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2007, Hotchkis had approximately $27.6 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis’ investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. The culmination of this process is the formation of a “target portfolio” for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced (equity portion), Large Cap Value and Small Cap Value Funds are managed by Hotchkis’ investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis’ portion of each Fund’s assets. This list does not include all members of the investment team.

Hotchkis Portfolio Managers for the
Balanced and Large Cap Value Funds

George Davis, Patricia McKenna, Sheldon Lieberman, Stan Majcher, and David Green participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Funds. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the

Prospectus	About the Funds
47

Funds’ cash flows, which includes directing the Funds’ purchases and sales to ensure that the Funds’ holdings remain reflective of the “target portfolio.”

Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to Hotchkis’ portion of the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis’ portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis’ portion of the Funds since then. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis’ portion of the Funds since 1999. Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis’ portion of the Funds since 1997.

Hotchkis Portfolio Managers for the
Small Cap Value Fund

David Green, Jim Miles, Stan Majcher, George Davis, and Judd Peters participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for Hotchkis’ portion of the Fund. Mr. Green and Mr. Majcher are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis’ portion of the Fund since 1999. Mr. Miles, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis’ portion of the Fund since 1999. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis’ portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis’ portion of the Funds since 1999. Mr. Peters, currently Portfolio Manager, joined Hotchkis in 1999 as an Analyst and became Portfolio Manager in 2002. He has served as Portfolio Manager to Hotchkis’ portion of the Fund since 2002.

LAZARD ASSET MANAGEMENT LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Frères & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007, including approximately $713 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.

The following individuals comprise Lazard’s International Equity management team, which is responsible for the day-to-day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.

John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global strategies. He is also Portfolio Manager in the Global Equity and International Equity portfolio teams. He joined Lazard in 1992 and began working in the investment field in 1981. Mr. Reinsberg has co-managed Lazard’s portion of the Fund since March 1999.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity and Global Equity teams. He joined Lazard in 1992 and has worked in the investment field since 1987. Mr. Bennett has co-managed Lazard’s portion of the Fund since May 2003.

Michael G. Fry joined Lazard in 2005 and is a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981. He has co-managed Lazard’s portion of the Fund since November 2005.

Gabrielle Boyle is a Senior Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. She is a Portfolio Manager on the Global Equity, International Equity, and European Equity portfolio teams. Ms. Boyle began working in the investment field in 1990 and has co-managed Lazard’s portion of the Fund since May 2003.

Michael Powers is a Managing Director of Lazard and a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1990 when he joined Lazard and has co-managed Lazard’s portion of the Fund since May 2003.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC (“MetWest Capital”), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by Evergreen Investments, a division of Wachovia Corporation, and minority owned by its key professionals. As of December 31, 2007, MetWest Capital had approximately $9.9 billion of assets under management, which included approximately $3.0 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.

About the Funds	Prospectus
48

Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund’s investment team includes Gary W. Lisenbee, David M. Graham. Jeffrey Peck, and Jay Cunningham. Mr. Lisenbee has served as President since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital’s portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. Mr. Cunningham has served as Research Analyst since November 2005 and has managed MetWest Capital’s portion of the Large Cap Value Fund since May 2006. From August 2003 to November 2005, he was a Senior Analyst with Hibernia Southcoast Capital. From June 2001 through July 2003, he served as a Senior Analyst for AIM Investments.

Gary W. Lisenbee and Samir Sikka have joint responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund. Mr. Lisenbee has managed the Fund since August 2005. Mr. Sikka has served as Co-Lead Strategist since February 2007, Research Analyst since July 2006, and has managed MetWest Capital’s portion of the Small Cap Value Fund since July 2006. From April 1999 to February 2006, he was a Senior Analyst with Trust Company of the West.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM Inc.”), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion, including approximately $461 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-advisor to the Emerging Markets Fund.

MSIM Inc. has entered into a sub-advisory agreement, whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliated investment adviser located at 23 Church Street, #16-01 Capital Square, Singapore, Singapore 049481.

MSIM Inc.’s Emerging Markets Equity team manages a portion of the Emerging Markets Fund. The team consists of portfolio managers and analysts who work collaboratively when making portfolio decisions. Members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are: Ruchir Sharma, a Managing Director of MSIM Inc., James Cheng, a Managing Director of MSIM Company, and Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita, each an Executive Director of MSIM Inc.

Mr. Sharma has been associated with MSIM Inc. in an investment management capacity since 1996 and has managed MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000. Mr. Cheng has been associated with MSIM Company in an investment management capacity and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with MSIM Inc. in an investment management capacity since 1994 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000. Mr. Carlson has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Mr. Piper has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Ms. Piedrahita has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006.

Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

OPUS CAPITAL GROUP, LLC (“Opus”), 1 West Fourth Street, Suite 2500, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2007, Opus had assets under management of approximately $1.4 billion, including approximately $431 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.

The Investment Committee at Opus is comprised of Len Haussler, President and Portfolio Manager, Kevin Whelan, Portfolio Manager, and Jonathon Detter, Portfolio Manager. Opus has a team approach to the buying and selling of individual securities, and a consensus is formed before any purchase or sale of a security is initiated. All of the Portfolio Managers are generalists and look at every potential sale in trade.

Len A. Haussler co-founded Opus in 1996 and serves as the President and Portfolio Manager for the firm. Mr. Haussler conducts equity research and directs investments for all portfolios. He has over 25 years of

Prospectus	About the Funds
49

investment experience and has managed Opus’ portion of the Small Cap Value Fund since January 2005.

Kevin P. Whelan has served as Vice President and Portfolio Manager of Opus since 1998. He is primarily responsible for conducting research. Mr. Whelan has over nine years of investment experience and has managed Opus’ portion of the Fund since January 2005.

Jonathon M. Detter has served as Portfolio Manager for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed Opus’ portion of the Fund since January 2005.

PANAGORA ASSET MANAGEMENT, INC. (“PanAgora”), 260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110, is an independently operated Delaware corporation that is majority owned by Putnam Investments and minority owned by Nippon Life Insurance. Putnam Investments is a wholly-owned subsidiary of Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. PanAgora was established in 1985 as part of The Boston Company Asset Management and registered as an investment advisor with the SEC in September of 1989. As of December 31, 2007, PanAgora had assets of approximately $25.5 billion under management, which included approximately $10.3 million of assets of AMR Corporation and its subsidiaries and affiliated entities. PanAgora serves as sub-advisor to the Small Cap Value Opportunity Fund.

PanAgora’s investment team for the Fund consists of Richard T. Wilk, John W. Griffin, and George D. Mussalli, who have all managed the Fund since its inception in 2006. The team shares responsibility for the investment process, including research and trading.

Richard T. Wilk is Director of Equity Investments for PanAgora. Mr. Wilk is responsible for the daily research and management of PanAgora’s active equity strategies. He is also a member of PanAgora’s Investment and Management Committees. Mr. Wilk has been with PanAgora and its predecessor organization since 1985.

John W. Griffin is a Portfolio Manager responsible for the research and daily management of active equity investments at PanAgora. He joined PanAgora in 2000.

George D. Mussalli is a Portfolio Manager responsible for U.S. active equity investments at PanAgora. Before joining PanAgora in 2004, he had been a Vice President and Portfolio Manager on Putnam Investments’ Structured Equity team since 2000.

POST ADVISORY GROUP, LLC (“Post”), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2007, Post had assets under management totaling approximately $11.7 billion, including approximately $105 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-advisor to the High Yield Bond Fund.

As a firm, Post utilizes a co-manager system to protect the client and to ensure continuity of performance. The High Yield Bond Fund has been managed by Lawrence Post since its inception in December 2000, and Allan Schweitzer became co-manager in 2004. Lawrence Post, Chief Executive Officer and Chief Investment Officer of Post, has overall responsibility for the Fund’s portfolio and investment process. Mr. Post has 40 years of experience in the investment business, including over 30 years in the high yield bond area. Mr. Schweitzer joined Post in 2000 and has over 14 years of experience in the high yield bond area.

PZENA INVESTMENT MANAGEMENT, LLC (“Pzena”), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2007, Pzena had assets of approximately $23.7 billion under management, including approximately $49.7 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.

Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund’s portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Mr. Tandon joined Pzena in 2002 and has managed Pzena’s portion of the Fund since January 2006.

TEMPLETON INVESTMENT COUNSEL, LLC (“Templeton”), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides

About the Funds	Prospectus
50

global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 60 years of investment experience and more than $643.7 billion in assets under management as of December 31, 2007. Of this amount, approximately $1.8 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.

Gary P. Motyl has served as a portfolio manager to Templeton’s portion of the International Equity Fund since the Fund’s inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Global Equities. He joined Templeton in 1981.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“The Boston Company”), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2007 were $53.3 billion, including approximately $2.1 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value, International Equity and Emerging Markets Funds.

The Boston Company Portfolio
Managers for the Small Cap Value Fund

Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone’s research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.

The Boston Company Portfolio
Managers for the Emerging Markets
and International Equity Funds

D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the Emerging Markets Fund since August 2000 and a portion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, and Carolyn M. Kedersha, Senior Vice President, have been with The Boston Company since 1998 and 1988, respectively. Prior to becoming portfolio managers in March 2003, they each served as research analysts. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004, and Ms. Kedersha has served as a portfolio manager to a portion of the Emerging Markets Fund since March 2003. Both Mr. Smith and Ms. Kedersha continue to conduct research on a variety of regions and sectors. Mr. Smith focuses on global technology and European capital goods companies, while Ms. Kedersha targets companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America. Warren Skillman joined The Boston Company in September 2005 as a Senior Research Analyst. He has served as a Vice President and portfolio manager for a portion of the Emerging Markets Fund since September 2006. As a member of the portfolio management team, Mr. Skillman provides research on emerging markets.

All other assets of AMR Corporation and its affiliates under management by each respective sub-advisor (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share. The Funds cannot guarantee that their NAVs will always remain at $1.00 per share. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund’s or Portfolio’s applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs

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after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets and International Equity Funds often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds’ fair valuation procedures.

The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Fund’s or Portfolio’s (as applicable) investment income, expenses and total capital gains and losses. Except for the Money Market Funds, each Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“Exchange”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share for the Money Market and U.S. Government Money Market Funds is typically determined as of 5:00 p.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Money Market Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Money Market Fund, at its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between a Money Market Fund and another American Beacon Fund). Because the International Equity and Emerging Markets Funds (the “International Funds”) invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds’ shares.

About Your Investment

Purchase and Redemption of Shares

Eligibility

PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.

The Small Cap Value Fund closed to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept additional investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who had open accounts on February 4, 2005; (2) participants in most qualified retirement plans if the Fund was designated as an available option as of February 4, 2005; (3) investors who had committed to invest in the Fund prior to February 4, 2005 and who funded their accounts by December 31, 2005; and (4) existing accounts managed on a discretionary basis by registered investment advisors that included the Fund in their discretionary account program as of February 4, 2005. Financial intermediaries with open accounts as of February 4, 2005 may not accept new investors in the Fund after that date. The Fund’s ability to monitor this policy is limited when intermediaries have omnibus accounts in the Fund, since the Fund may not receive information on the underlying investors. In the case of mergers, reorganizations, acquisitions or other business combinations in which one or more companies involved in the transaction currently offer the Fund as an investment option to retirement plan participants, a company that, as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise), may request to add the Fund as an investment option under its retirement plan. A company currently offering the Fund as an investment option under its retirement plan may wish to consolidate available investment options under its plan and, as a result, may request to transfer significant assets to the Fund. In addition, financial intermediaries, such as broker-dealers and investment advisers, may request to open new accounts in the Fund. The Fund’s Board has authorized the Manager to consider such requests and approve or deny each request on an individual basis, if the Manager determines that the addition of the expected assets to the Fund would not negatively impact existing Fund shareholders.

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Opening an Account

A completed, signed application is required to open an account. You may obtain an application form by:

•	calling 1-800-658-5811, or

•	downloading an account application from the Funds’ web site at www.americanbeaconfunds.com.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Purchase Policies

Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Money Market Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

Purchase Order Deadline
Fund	(Eastern Time)
Money Market and U.S. Government Money Market	5:00 p.m.	*
All other Funds	4:00 p.m.	**

*	or such other time as may be designated by the Fund

**	or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund’s deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept “starter” checks, credit card checks, money orders, cashier’s checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Redemption Policies

Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds’ website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. For assistance with completing a redemption request, please call 1-800-658-5811.

For the Money Market Funds, wire proceeds from redemption requests received in good order by 5:00 p.m. Eastern Time (or such other time as may be designated by the Fund) will generally be transmitted to shareholders on the same day. For all other Funds, wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) are generally transmitted to Shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.
A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to discourage frequent trading and market timing. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purpose of assessing the redemption fee. The redemption fee does not apply to:

•	shares acquired through the reinvestment of dividends and distributions;

•	shares acquired through payroll contributions to a retirement or employee benefit plan;

•	shares redeemed through systematic redemption plans;

•	shares redeemed to return excess IRA contributions;

•	certain redemption transactions made within a retirement or employee benefit plan, such as minimum required distributions, loans and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant; or

•	redemption transactions made within a “Qualified Wrap Program” as defined in the section titled “Frequent Trading and Market Timing.”

For more information on the redemption fee, including how the fee applies to investors who own shares through financial intermediaries, such as broker-dealers, third party administrators of retirement plans, and trust

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53

companies, please see the section titled “Frequent Trading and Market Timing.”

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds’ shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund or the Fund’s corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

Shares of the PlanAhead Class of any Fund may be exchanged for shares of the PlanAhead Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days if shares of the redeeming Fund were purchased by check. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds reserve the right to modify or terminate the exchange privilege at any time.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

How to Purchase Shares

By Check

•	The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
•	Make check payable to the American Beacon Funds.
•	Include the shareholder’s account number, Fund name, and Fund number on the check.
•	Mail check to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Wire

If your account has been established, you may call 1-800-658-5811 to purchase shares by wire. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:

•	ABA# 0110-0002-8; AC-9905-342-3,
•	Attn: American Beacon Funds-PlanAhead Class,
•	the Fund name and Fund number, and
•	shareholder’s account number and registration.

Via “My Account” on www.americanbeaconfunds.com

•	Funds will be transferred automatically from your bank account via Automated Clearing House (“ACH”) if valid bank instructions were included on your application. If not, please call 1-800-658-5811 to establish bank instructions prior to the purchase.
•	The minimum amount for each subsequent investment is $50.

By Pre-Authorized Automatic Investment

•	The minimum account size of $2,500 must be met before establishing an automatic investment plan.
•	Fill in required information on the account application, including amount of automatic investment ($50 minimum). Attach a voided check to the account application.
•	You may also establish an automatic investment plan through www.americanbeaconfunds.com.

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•	Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify. If you establish your automatic investment plan through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange

•	Send a written request to the address above, call 1-800-658-5811 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
•	A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
•	The minimum amount for each exchange is $50.

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How to Redeem Shares

By Telephone

•	Call 1-800-658-5811 to request a redemption.
•	Telephone redemption orders are limited to $50,000 within any 30 day period.
•	Proceeds will generally be mailed only to the account address of record or transmitted by wire ($500 minimum) to a commercial bank account designated on the account application form.

By Mail

Write a letter of instruction including:

•	the Fund name and Fund number,
•	shareholder account number,
•	shares or dollar amount to be redeemed, and
•	authorized signature(s) of all persons required to sign for the account.
Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

•	Proceeds will only be mailed to the account address of record or transmitted by wire ($500 minimum) to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

•	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
•	for an account whose address has changed within the last 30 days if proceeds are sent by check.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public can not provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

Via “My Account” on www.americanbeaconfunds.com

•	Proceeds will only be mailed to the account address of record, transmitted by wire to a commercial bank account designated on the account application form or transferred via ACH to your bank account as designated on the account application form.
•	If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.
•	The minimum amount is $500 for a wire and $50 for a check or ACH.

By Shareholder Draft

(Money Market Funds’ shareholders only)
Choose the check writing feature on the account application or establish via www.americanbeaconfunds.com.

•	Minimum check amount is $100.
•	A $2 service fee per check is charged for check copies.

By Pre-Authorized Automatic Redemption

•	Fill in required information on the account application or establish via www.americanbeaconfunds.com ($50 minimum).
•	Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month. If you establish automatic redemption through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange

•	Send a written request to the address above, call 1-800-658-5811 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
•	A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
•	The minimum amount for each exchange is $50.

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56

General Policies

If a shareholder’s account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account’s registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Funds by telephone:

•	The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
•	The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Funds are unable to verify the shareholder’s identity within three business days of account opening,
•	seek reimbursement from the shareholder for any related loss incurred by a Fund if payment for the purchase of Fund shares by check does not clear the shareholder’s bank, and
•	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by a Fund if funds are not received by the applicable wire deadline.

The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee.

The Manager may compensate financial intermediaries for providing recordkeeping, administrative, and other services. These payments may create an incentive for such intermediaries or their employees to recommend or sell shares to you. These payments are described in more detail in the Funds’ statement of Additional Information.

Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Frequent Trading and Market Timing

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund’s NAV is known as market timing. The International Equity, Emerging Markets and High Yield Bond Funds are particularly at risk for market timing activity. Please see Market Timing Risk under the description of each of these Funds.

The Funds’ Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing. These policies include a 2% redemption fee imposed on shares of the Emerging Markets and International Equity Funds that are sold within 90 days of purchase. The redemption fee is described further in the “Redemption Policies” section. Shareholders may transact one “round trip” in a Fund in any rolling 90-day period. This one round-trip limit does not apply to the Money Market Funds. A “round trip” is defined as two transactions, each in an opposite direction. A round trip may involve (i) a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund or (ii) a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund. If the Manager detects that a shareholder has exceeded one round trip in a Fund (except the Money Market Funds) in any rolling 90-day period, the Manager, without prior notice to the shareholder, will prohibit the shareholder from making further purchases of that Fund. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege, or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this Prospectus.

The round-trip limit does not apply to the following transaction types:

•	shares acquired through the reinvestment of dividends and distributions;

•	systematic purchases and redemptions;

•	shares redeemed to return excess IRA contributions; or

•	certain transactions made within a retirement or employee benefit plan, such as payroll contributions, minimum required distributions, loans, and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant.

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Financial intermediaries that offer Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Funds’ policies to discourage frequent trading and market timing by investors. However, certain intermediaries that offer Fund shares have informed the Funds that they are currently unable to enforce the Funds’ policies on an automated basis. In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors. In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Funds’ policies. The Fund may defer to an intermediary’s policies. For more information, please contact the financial intermediary through which you invest in the Funds.

The Manager monitors trading activity in the Funds to attempt to identify shareholders engaged in frequent trading or market timing. The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time. The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors. The Funds have entered agreements with the intermediaries that service the Funds’ investors, pursuant to which the intermediaries agree to provide information on investor transactions to the Funds and to act on the Funds’ instructions to restrict transactions by investors who the Manager has identified as having violated the Funds’ policies and procedures to deter frequent trading and market timing.

Wrap programs offered by certain intermediaries may be designated “Qualified Wrap Programs” by the Funds based on specific criteria established by the Funds and a certification by the intermediary that the criteria has been met. A Qualified Wrap Program is: (i) a wrap program whose sponsoring intermediary certifies that it has investment discretion over $50 million or more in client assets invested in mutual funds at the time of the certification, (ii) a wrap program whose sponsoring intermediary certifies that it directs transactions in accounts participating in the wrap program(s) in concert with changes in a model portfolio; (iii) managed by an intermediary that agrees to provide the Manager a description of the wrap program(s) that the intermediary seeks to qualify; and (iv) managed by an intermediary that agrees to provide the Manager sufficient information to identify individual accounts in the intermediary’s wrap program(s). For purposes of applying the round-trip limit, transactions initiated by clients invested in a Qualified Wrap Program will not be matched to transactions initiated by the intermediary sponsoring the Qualified Wrap Program. For example, a client’s purchase of a Fund followed within 90 days by the intermediary’s redemption of the same Fund would not be considered a round trip. However, transactions initiated by a Qualified Wrap Program client are subject to the round-trip limit and will be matched to determine if the client has exceeded the round-trip limit. In addition, the Manager will monitor transactions initiated by Qualified Wrap Program intermediaries to determine whether any intermediary has engaged in frequent trading or market timing. If the Manager determines that an intermediary has engaged in activity that is harmful to a Fund, the Manager will revoke the intermediary’s Qualified Wrap Program status. Upon termination of status as a Qualified Wrap Program, all account transactions will be matched for purposes of testing compliance with the Funds’ frequent trading and market timing policies, including any applicable redemption fees.

The Funds reserve the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the Funds’ policies and procedures to deter frequent trading and market timing will have the intended effect nor that the Manager will be able to detect frequent trading and market timing.

Distributions and Taxes

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

Other
Distributions
Fund	Dividends Paid	Paid
Balanced	Annually	Annually
Large Cap Value	Annually	Annually
Mid-Cap Value	Annually	Annually
Small Cap Value	Annually	Annually
Small Cap Value Opportunity	Annually	Annually
International Equity	Annually	Annually
Emerging Markets	Annually	Annually
S&P 500 Index	April, July, October and December	Annually
High Yield Bond	Monthly	Annually
Enhanced Income	Monthly	Annually
Short-Term Bond	Monthly	Annually
Money Market	Monthly	Monthly
U.S. Government Money Market	Monthly	Monthly

Usually, any dividends and distributions of net realized gains are taxable events. However, the portion of a Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. The following table

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outlines the typical tax liabilities for transactions in taxable accounts:

Type of Transaction	Tax Status
Dividends from net investment income*	Ordinary income**
Distributions of excess net short-term capital gain over net long-term capital loss*	Ordinary income
Distributions of gains from certain foreign currency transactions*	Ordinary income
Distributions of excess net long-term capital gain over net short-term capital loss*	Long-term capital gains
Redemptions or exchanges of shares owned for more than one year	Long-term capital gains or losses
Redemptions or exchanges of shares owned for one year or less	Net gains are taxed at the same rate as ordinary income; net losses are subject to special rules

*	whether reinvested or taken in cash

**	except for dividends that are attributable to qualified dividend income

To the extent distributions of the excess of net long-term capital gain over net short-term capital loss are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, they are subject to a 15% maximum federal income tax rate for individual shareholders.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, “flow the tax through” to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Small Cap Value Opportunity Fund, the S&P 500 Index Fund, the High Yield Bond Fund, and the Enhanced Income Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2010. The eligible portion for such a Fund may not exceed its qualified dividend income (“QDI”). QDI is the aggregate of dividends a Fund receives from most domestic corporations and certain foreign corporations. If a Fund’s QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies certain holding period and other restrictions with respect to the shares on which the dividends are paid (and the shareholder meets similar restrictions with respect to its Fund shares), the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by these Funds may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends a Fund receives from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. Dividends paid by the Short-Term Bond and Money Market Funds will not qualify, and dividends an International Fund pays most likely will not qualify, for the maximum 15% rate or for the dividends-received deduction.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2010 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds. Each year, shareholders will receive tax information from the Funds to assist them in preparing their tax returns.
Additional Information

Distribution of Fund Shares

The Funds do not incur any direct distribution expenses related to PlanAhead Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure

Under a master-feeder structure, a “feeder” fund invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases

Prospectus	Additional Information
59

securities for investment. The master-feeder structure works as follows:

Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Portfolio Holdings

With the exception of the S&P 500 Index Fund, a complete listing of each Fund’s holdings is made available on the Funds’ website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a Fund’s complete list of holdings, go to www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on...” menu on the home page. A list of each Fund’s ten largest holdings is made available on the Funds’ website on a quarterly basis. The ten largest holdings of the Money Market, Municipal Money Market, S&P 500 Index, and U.S. Government Money Market Funds are generally posted to the website approximately thirty days after the end of each calendar quarter, and the ten largest holdings of all other Funds are generally posted to the website approximately fifteen days after the end of each calendar quarter. Each Fund’s list of its ten largest holdings remains available on the website until the next quarter. To access a Fund’s ten largest holdings on www.americanbeaconfunds.com, select “Fund Holdings” under the “I want info on . . .” menu on the home page or select the “Funds Info” tab on the home page and then click on the name of the Fund.

Delivery of Documents

If you invest in the Funds through a financial institution, you may be able to receive the Funds’ regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund’s financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds’ financial statements, is found in the Funds’ Annual Report, which you may obtain upon request.

Additional Information	Prospectus
60

	Balanced Fund-PlanAhead Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$14.91	$14.20	$13.62	$12.40	$10.81

Income from investment operations:
Net investment incomeA	0.41	0.35	0.34	0.27	0.28	B
Net gains on securities (both realized and unrealized)	0.87	1.44	1.01	1.25	1.74	B

Total income from investment operations	1.28	1.79	1.35	1.52	2.02

Less distributions:
Dividends from net investment income	(0.38)	(0.36)	(0.30)	(0.30)	(0.43)
Distributions from net realized gains on securities	(0.72)	(0.72)	(0.47)	—	—

Total distributions	(1.10)	(1.08)	(0.77)	(0.30)	(0.43)

Net asset value, end of period	$(15.09)	$14.91	$14.20	$13.62	$12.40

Total return	9.06%	13.31%	10.12%	12.44%	19.36%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$202,750	$111,837	$86,875	$21,571	$13,321
Ratios to average net assets (annualized):
Expenses, net of waivers	0.83%	0.85%	0.86%	0.93%	0.94%
Expenses, before waivers	0.83%	0.85%	0.86%	0.93%	0.94%
Net investment income, net of waivers	2.65%	2.55%	2.14%	1.84%	2.40%
Net investment income, before waivers	2.65%	2.55%	2.14%	1.84%	2.40%
Portfolio turnover rate	50%	59%	58%	62%	69%

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

B	For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from 0.36 and 1.66, respectively.

	Large Cap Value Fund-PlanAhead Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$22.74	$20.16	$17.54	$15.05	$12.09

Income from investment operations:
Net investment incomeA	0.35	0.28	0.27	0.23	0.22	B
Net gains on securities (both realized and unrealized)	2.63	3.31	2.58	2.49	2.99	B

Total income from investment operations	2.98	3.59	2.85	2.72	3.21

Less distributions:
Dividends from net investment income	(0.28)	(0.25)	(0.23)	(0.23)	(0.25)
Distributions from net realized gains on securities	(0.61)	(0.76)	—	—	—

Total distributions	(0.89)	(1.01)	(0.23)	(0.23)	(0.25)

Net asset value, end of period	$24.83	$22.74	$20.16	$17.54	$15.05

Total return	13.46%	18.44%	16.33%	18.26%	26.99%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,198,835	$2,586,410	$526,357	$51,489	$21,331
Ratios to average net assets (annualized):
Expenses, net of waivers	0.83%	0.85%	0.86%	0.94%	0.95%
Expenses, before waivers	0.83%	0.85%	0.86%	0.94%	0.95%
Net investment income, net of waivers	1.59%	1.61%	1.30%	1.21%	1.57%
Net investment income, before waivers	1.59%	1.61%	1.30%	1.21%	1.57%
Portfolio turnover rate	20%	26%	25%	29%	27%

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

B	For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from 0.10 and 3.11, respectively.

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61

	Mid-Cap Value Fund-
	PlanAhead Class
	Year Ended	February 28 to
	October 31,	October 31,
For a share outstanding throughout the period:	2007	2006
Net asset value, beginning of period	$10.80	$9.80

Income from investment operations:
Net investment income	0.10	0.01
Net gains on securities (both realized and unrealized)	0.40	0.99

Total income from investment operations	0.50	1.00

Less distributions:
Dividends from net investment income	(0.08)	—
Distributions from net realized gains on securities	(0.26)	0.00

Total distributions	(0.34)	—

Redemption fees added to beneficial interests	—	—
Net asset value, end of period	$10.96	$10.80

Total return	4.68%	10.20	%A

Ratios and supplemental data:
Net assets, end of period (in thousands)	$43,158	$27,240
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	1.23%	1.49%
Expenses, before expense reimbursements (recoupments)	1.26%	1.61%
Net investment income, after expense reimbursements (recoupments)	0.93%	0.57%
Net investment income, before expense reimbursements (recoupments)	0.90%	0.44%
Portfolio turnover rate	35%	42	%B

A	Not annualized.

B	Annualized

C	Portfolio turnover rate is for the period November 1, 2005 through October 31, 2006.

	Small Cap Value Fund-PlanAhead Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005B	2004C	2003A
Net asset value, beginning of period	$22.08	$20.04	$18.54	$15.95	$11.22

Income from investment operations:
Net investment income	0.16	0.13	0.09	0.08	0.05
Net gains on securities (both realized and unrealized)	1.07	2.89	2.24	2.98	5.08

Total income from investment operations	1.23	3.02	2.33	3.06	5.13

Less distributions:
Dividends from net investment income	(0.13)	(0.09)	(0.06)	(0.03)	(0.12)
Distributions from net realized gains on securities	(1.56)	(0.89)	(0.77)	(0.44)	(0.28)

Total distributions	(1.69)	(0.98)	(0.83)	(0.47)	(0.40)

Net asset value, end of period	$21.62	$22.08	$20.04	$18.54	$15.95

Total return	5.83%	15.56%	12.63%	19.56%	47.12%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,316,188	$1,333,814	$1,320,853	$466,364	$66,906
Ratios to average net assets (annualized):
Expenses, net of waivers	1.05%	1.06%	1.10%	1.15%	1.16%
Expenses, before waivers	1.05%	1.06%	1.10%	1.15%	1.16%
Net investment income, net of waivers	0.70%	0.59%	0.42%	0.33%	0.39%
Net investment income, before waivers	0.70%	0.59%	0.42%	0.33%	0.39%
Portfolio turnover rate	52%	48%	47%	35%	75%

A	Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

B	Opus Capital Group, LLC was added as an investment advisor on February 1, 2005, and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.

C	The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.

Additional Information	Prospectus
62

	Small Cap Value
	Opportunity
	Fund-PlanAhead Class
	Year Ended		March 31 to
	October 31,		October 31,
For a share outstanding throughout the period:	2007		2006A
Net asset value, beginning of period	$10.26		$10.00

Income from investment operations:
Net investment income	0.14	A	0.01
Net gains (losses) on securities (both realized and unrealized)	(0.05	)A	0.25

Total income from investment operations	0.09		0.26

Less distributions:
Dividends from net investment income	(0.06)		—
Distributions from net realized gains on securities	(0.01)		—

Total distributions	(0.07)		—

Net asset value, end of period	$10.28		$10.26

Total return	0.96%		2.60	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$91		$70
Ratios to average net assets (annualized):
Expenses net of waivers	1.30%		1.28%
Expenses before waivers	1.70%		20.05%
Net investment income, net of waivers	0.97%		0.21%
Net investment income (loss), before waivers	0.57%		(18.56%)
Portfolio turnover rate	58%		32	%B

A	Based upon average shares outstanding.

B	Not annualized.

	International Equity Fund-PlanAhead Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007		2006	2005	2004A	2003B
Net asset value, beginning of period	$24,42		$20.79	$18.31	$15.34	$11.95

Income from investment operations:
Net investment incomeC	0.58		0.50	0.41	0.26	0.22
Net gains on securities (both realized and unrealized)C	4.26		4.84	2.29	3.08	3.46

Total income from investment operations	4.84		5.34	2.70	3.34	3.68

Less distributions:
Dividends from net investment income	(0.45)		(0.38)	(0.22)	(0.37)	(0.29)
Distributions from net realized gains on securities	(1.82)		(1.33)	—	—	—

Total distributions	(2.27)		(1.71)	(0.22)	(0.37)	(0.29)

Redemption fees added to beneficial interestE	0.00	E	0.00	0.00	0.00	0.00

Net asset value, end of period	$26.99		$24.42	$20.79	$18.31	$15.34

Total return	21.22%		27.20%	14.73%	22.16%	31.62%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$909,385		$771,298	$560,770	$310,540	$177,425
Ratios to average net assets (annualized):
Expenses, net of waiversC	0.93%		0.96%	0.95%	1.02%	1.10%
Expenses, before waiversC	0.93%		0.96%	0.95%	1.02%	1.10%
Net investment income, net of waiversC	2.26%		2.25%	1.96%	1.46%	1.68%
Net investment income, before waiversC	2.26%		2.25%	1.96%	1.46%	1.68%
Portfolio turnover rateF	38%		40%	37%	36%	44%

A	The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

B	Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

C	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

D	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

E	Amounts represent less than $0.01 per share.

F	The International Equity Fund invested all of its investable assets in the American Beacon Master International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the Portfolio.

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63

	Emerging Markets Fund-PlanAhead Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007		2006	2005		2004		2003
Net asset value, beginning of period	$17.22		$14.98	$12.53		$10.55		$7.19

Income from investment operations:
Net investment income	0.11		0.09	0.15		0.04		0.09
Net gains (losses) on securities (both realized and unrealized)	9.11		4.55	3.41		1.99		3.34

Total income (loss) income from investment operations	9.22		4.64	3.56		2.03		3.43

Less distributions:
Dividends from net investment income	(0.04)		(0.19)	(0.03)		(0.05)		(0.07)
Distributions from net realized gains on securities	(2.49)		(2.21)	(1.08)		—		—

Total distributions	(2.53)		(2.40)	(1.11)		(0.05)		(0.07)

Redemption fees added to beneficial interests	—	A	—	—	A	—	A	—	A

Net asset value, end of period	$23.91		$17.22	$14.98		$12.53		$10.55

Total return	60.17%		34.16%	29.95%		19.33%		48.07%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$11,694		$5,841	$2,592		$1,214		$492
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	1.96%		2.04%	1.75%		2.14%		2.08%
Expenses, before expense reimbursements (recoupments)	1.96%		1.91%	2.01%		2.20%		2.08%
Net investment income (loss), after expense reimbursements (recoupments)	0.65%		0.49%	1.16%		0.37%		0.57%
Net investment income (loss), before expense reimbursements (recoupments)	0.65%		0.62%	0.90%		0.31%		0.57%
Portfolio turnover rate	81%		67%	63%		76%		80%

A	Amounts represent less than $0.01 per share.

	S&P 500 Index Fund-PlanAhead Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007	2006	2005		2004	2003
Net asset value, beginning of period	$18.97	$16.69	$16.23		$14.96	$11.85

Income from investment operationsA:
Net investment income	0.28	0.17	0.21		0.21	0.15
Net gains (losses) on investments, foreign currency and futures transactions (both realized and unrealized)	0.65	2.33	0.48		1.31	3.12

Total from investment operations	0.93	2.50	0.69		1.52	3.27

Less distributions:
Dividends from net investment income	(0.30)	(0.22)	(0.23)		(0.25)	(0.16)
Tax return of capital	—	—	0.00	B	—	—

Total distributions	(0.30)	(0.22)	(0.23)		(0.25)	(0.16)

Net asset value, end of period	$19.60	$18.97	$16.69		$16.23	$14.96

Total return	4.88%	15.09%	4.32%		10.21%	27.65%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$18,430	$16,056	$48,985		$46,344	$34,729
Ratios to average net assets (annualized)A:
Net investment income, net of waivers	1.38%	1.37%	1.28%		1.43%	1.16%
Net investment income, before waivers	1.38%	1.37%	1.28%		1.43%	1.15%
Expenses, including expenses of the master portfolio, net of waiversC	0.63%	0.61%	0.61%		0.62%	0.63%
Expenses, including expenses of the master portfolio, before waivers	0.63%	0.61%	0.61%		0.62%	0.64%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

C	American Beacon Advisors, Inc. agreed to reimburse the Class for a portion of its expenses through March 1, 2003.

Additional Information	Prospectus
64

	High Yield Bond Fund-PlanAhead Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006A	2005	2004	2003
Net asset value, beginning of period	$10.21	$10.22	$10.87	$10.73	$9.63

Income from investment operations:
Net investment income	0.75	0.85	0.74	0.74	0.75
Net gains (losses) on securities (both realized and unrealized)	(0.10)	0.10	(0.85)	0.28	1.10

Total income from investment operations	0.65	0.95	(0.11)	1.02	1.85

Less distributions:
Dividends from net investment income	(0.75)	(0.85)	(0.74)	(0.74)	(0.75)
Distributions from net realized gains on securities	—	(0.11)	0.20	(0.14)	—

Total distributions	(0.75)	(0.96)	(0.54)	(0.88)	(0.75)

Net asset value, end of period	$10.11	$10.21	$10.22	$10.87	$10.73

Total return	6.52%	8.63%	2.69%	9.94%	19.57	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$28,758	$80,284	$120,360	$148,266	$125,654
Ratios to average net assets (annualized):
Expenses, net of waivers	1.08%	1.08%	1.08%	1.20%	1.24%
Expenses, before waivers	1.08%	1.08%	1.08%	1.20%	1.24%
Net investment income, net of waivers	7.32%	7.33%	7.00%	6.95%	7.11%
Net investment income, before waivers	7.32%	7.33%	7.00%	6.95%	7.11%
Portfolio turnover rate	92%	88%	128%	138%	114%

A	Franklin Advisers, Inc. was added as an investment advisor to the High Yield Bond Fund on September 12, 2006.

B	Not annualized.

	Enhanced Income Fund-PlanAhead Class
					June 30 to
	Year Ended October 31,				October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.25	$9.98	$10.16	$9.96	$10.00

Income from investment operations:
Net investment income	0.36	0.33	0.29	0.26	0.07	A
Net gains (losses) on securities (both realized and unrealized)	0.32	0.29	(0.16)	0.20	(0.04)

Total income from investment operations	0.68	0.62	0.13	0.46	0.03

Less distributions:
Dividends from net investment income	(0.42)	(0.35)	(0.31)	(0.26)	(0.07)
Distributions from net realized gains on securities	(0.01)	—	—	—	—

Total distributions	(0.43)	(0.35)	(0.31)	(0.26)	(0.07)

Net asset value, end of period	$10.50	$10.25	$9.98	$10.16	$9.96

Total return	6.75%	6.36%	1.32%	4.70%	0.32	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$99,789	$125,915	$112,341	$103,897	$101,072
Ratios to average net assets (annualized):
Expenses	0.94%	0.93%	0.92%	1.00%	0.93%
Net investment income	3.69%	3.21%	2.79%	2.54%	2.20%
Portfolio turnover rate	103%	65%	41%	72%	57	%B

A	Based on average shares outstanding.

B	Not annualized.

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65

	Short-Term Bond Fund-PlanAhead Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006		2005	2004	2003
Net asset value, beginning of period	$8.76	$8.77		$9.09	$9.33	$9.45

Income from investment operations:
Net investment income	0.35A	0.27	A	0.28	0.25	0.39
Net gains (losses) on securities (both realized and unrealized)	0.09	0.07		(0.24)	(0.07)	(0.08)

Total income from investment operations	0.44	0.34		0.04	0.18	0.31

Less distributions:
Dividends from net investment income	(0.39)	(0.35)		(0.36)	(0.42)	(0.43)

Distributions from net realized gains on securities	—	—		—	—	—

Total distributions	(0.39)	(0.35)		(0.36)	(0.42)	(0.43)

Net asset value, end of period	$8.81	$8.76		$8.77	$9.09	$9.33

Total return	5.08%	4.01%		0.46%	1.84%	3.38%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,976	$7,189		$8,582	$7,781	$5,783
Ratios to average net assets (annualized):
Expenses, net of waivers	0.87%	0.88%		0.87%	0.87%	0.86%
Expenses, before waivers	0.98%	0.90%		0.94%	0.87%	0.86%
Net investment income, net of waivers	3.91%	3.10%		2.59%	2.44%	4.00%
Net investment income, before waivers	3.81%	3.08%		2.52%	2.44%	4.00%
Portfolio turnover rate	40%	48%		38%	41%	81%

A	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

	Money Market Fund-PlanAhead Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment incomeA	0.05	0.05	0.03	0.01	0.01
Net realized gain on investmentsB	—	—	—	—	—

Total income from investment operations	0.05	0.05	0.03	0.01	0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Distributions from net realized gain on investmentsB	—	—	—	—	—

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.94%	4.69%	2.82%	0.93%	0.70%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$112,278	$170,518	$236,903	$132,438	$126,972
Ratios to average net assets (annualized)A:
Expenses, net of waivers	0.47%	0.49%	0.51%	0.51%	0.54%
Expenses, before waivers	0.47%	0.49%	0.51%	0.51%	0.54%
Net investment income, net of waivers	4.85%	4.59%	2.83%	0.94%	0.71%
Net investment income, before waivers	4.84%	4.59%	2.83%	0.94%	0.71%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $0.01 per share.

Additional Information	Prospectus
66

	U.S. Government Money Market Fund-PlanAhead Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007	2006	2005	2004		2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.05	0.04	0.03	0.00	B	0.01
Net realized gain on investmentsB	—	—	—	—		—

Total income from investment operations	0.05	0.04	0.03	—		0.01

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.03)	0.00	B	(0.01)
Distributions from net realized gain on investmentsB	—	—	—	—		—

Total distributions	(0.05)	(0.04)	(0.03)	—		(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	4.65%	4.51%	2.71%	0.85%		0.61%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,628	$2,058	$1,933	$5,370		$26,785
Ratios to average net assets (annualized)A:
Expenses, net of waivers	0.61%	0.63%	0.58%	0.56%		0.58%
Expenses, before waivers	1.20%	1.02%	0.61%	0.57%		0.62%
Net investment income, net of waivers	4.56%	4.39%	2.47%	0.68%		0.72%
Net investment income, before waivers	3.97%	4.00%	2.44%	0.67%		0.68%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon U.S. Government Master Money Market Portfolio.

B	Amount is less than $0.01 per share.

Prospectus	Additional Information
67

— Notes —

Additional Information	541496

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Funds’ website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report	Statement of Additional Information (“SAI”)
The Funds’ Annual and Semi-Annual Reports list each Fund’s actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds’ performance. The report of the Funds’ Independent Registered Public Accounting Firm is included in the Annual Report.
The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Funds or to request a copy of the documents listed above:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643	american beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services Portland, Maine

SEC File Number 811-4984

American Beacon Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Opportunity Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Enhanced Income Fund, American Beacon Short-Term Bond Fund, American Beacon Small Cap Value Fund, American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.

Prospectus	Additional Information

G U I D A N C E l V I S I O N l E X P E R I E N C E
P R O S P E C T U S March 1, 2008
A M R C L A S S
Balanced Fund Large Cap Value Fund Large Cap Growth Fund Mid-Cap Value Fund Small Cap Value Fund International Equity Fund Emerging Markets Fund High Yield Bond Fund
I N S T I T U T I O N A L C L A S S
S&P 500 Index Fund Small Cap Index Fund International Equity Index Fund Intermediate Bond Fund Short-Term Bond Fund Treasury Inflation Protected Securities Fund
The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund’s prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

About the Funds

Overview	2
Balanced Fund	3
Large Cap Value Fund	7
Large Cap Growth Fund	10
Mid-Cap Value Fund	13
Small Cap Value Fund	16
International Equity Fund	19
Emerging Markets Fund	22
High Yield Bond Fund	25
S&P 500 Index Fund	28
Small Cap Index Fund	30
International Equity Index Fund	33
Intermediate Bond Fund	36
Short-Term Bond Fund	39
Treasury Inflation Protected Securities Fund	42
The Manager	45
SSgA	46
BlackRock Advisors	46
The Sub-Advisors	47
Valuation of Shares	54

About Your Investment
Purchase and Redemption of Shares	55
Frequent Trading and Market Timing	56
Distributions and Taxes	56

Additional Information
Distribution of Fund Shares	57
Master-Feeder Structure	57
Portfolio Holdings	57
Financial Highlights	58
Additional InformationBack Cover

About the Funds

Overview

The American Beacon Funds (the “Funds”) are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly owned subsidiary of AMR Corporation.

The S&P 500 Index, Small Cap Index, and International Equity Index Funds operate under a master-feeder structure (the “Master-Feeder Funds”). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.

•	The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

•	The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series LLC (“Index LLC”). The Index LLC is managed by BlackRock Advisors, LLC, a Delaware limited liability company. BlackRock Advisors, LLC, on behalf of the Small Cap Index Series and International Index Series, has a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), a Delaware limited liability company. BIM is responsible for the day-to-day management of the corresponding portfolios of the Index LLC. BlackRock Advisors, LLC and BIM (collectively, “BlackRock”) each is an indirect, wholly owned subsidiary of BlackRock, Inc., one of the world’s largest asset management firms with over $1 trillion in assets under management.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term “Fund” is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See “Master-Feeder Structure”.

About the Funds	Prospectus
2

American Beacon

Balanced FundSM — AMR Class

Investment Objective

Income and capital appreciation.

Principal Strategies

Ordinarily, between 50% and 70% of the Fund’s total assets are invested in equity securities and between 30% and 50% of the Fund’s total assets are invested in debt securities.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets are currently allocated among the Manager and the following three investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC
(“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine Global, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund’s guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets, nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500--registered trademark-- Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund’s investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a “top-down” or “bottom-up” investment strategy or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

Prospectus	About the Funds
3

American Beacon

Balanced FundSM — AMR Class — (continued)

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

Market Risk (Stocks)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Value Stocks Risk (Stocks)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Interest Rate Risk (Bonds)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk (Bonds)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk (Bonds)
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

About the Funds	Prospectus
4

American Beacon

Balanced FundSM — AMR Class — (continued)

When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to three broad-based market indices, an index specific to the Fund’s strategy, and the Lipper Mixed-Asset Target Allocation Growth (MATAG) Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund’s strategy do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	13.75% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-10.61% (3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Balanced Fund	2.35%	11.98%	7.26%
Balanced Composite Index[1]	2.79%	10.57%	7.29%
Russell 1000® Value Index[1]	-0.17%	14.63%	7.68%
Lehman Brothers Aggregate Index[1]	6.97%	4.42%	5.97%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper MATAG Funds Index[2]	6.53%	11.45%	6.62%

[1]	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Lehman Brothers Aggregate Index have been combined in a 60%/40% proportion. Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper MATAG Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[2]	0.32%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Prospectus	About the Funds
5

American Beacon

Balanced FundSM — AMR Class — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$33
3 Years	$103
5 Years	$180
10 Years	$406

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
6

American Beacon

Large Cap Value FundSM — AMR Class

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index1 at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2007, the market capitalizations of the companies in the Russell 1000 Index ranged from $479 million to $527.8 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets are currently allocated among four investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Global Investment Management, LLC

Hotchkis and Wiley Capital Management, LLC

Metropolitan West Capital Management, LLC

The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Global Investment Management, LLC and Metropolitan West Capital Management, LLC.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500--registered trademark-- Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 1000® Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
7

American Beacon

Large Cap Value FundSM — AMR Class — (continued)

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to two broad-based market indices and the Lipper Large-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	19.91% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-18.59% (3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Large Cap Value Fund	3.47%	17.27%	8.09%
Russell 1000® Value Index[1]	-0.17%	14.63%	7.68%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper Large-Cap Value Funds Index[2]	2.46%	13.04%	6.12%

[1]	Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

About the Funds	Prospectus
8

American Beacon

Large Cap Value FundSM — AMR Class — (continued)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[2]	0.33%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
9

American Beacon

Large Cap Growth FundSM — AMR Class

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index1 at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2007, the market capitalizations of the companies in the Russell 1000 Index ranged from $479 million to $527.8 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”) that the investment sub-advisors believe have above-average growth potential.

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Goldman Sachs Asset Management, L.P. (“GSAM”)

The Renaissance Group LLC (“Renaissance”)

GSAM utilizes a combination of qualitative insights and quantitative techniques in seeking to maximize its portion of the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index1. GSAM’s approach seeks to structure a portfolio that overweights stocks that it believes are attractively valued and profitable with positive momentum, sustainable earnings, positive sentiment and shareholder friendly management.

Renaissance attempts to construct a portfolio of attractively priced companies with demonstrated records of above-average profitability and accelerating earnings trends. Renaissance employs a disciplined decision-making process to create and manage a somewhat concentrated growth-oriented equity portfolio. The cornerstone of its process is a quantitative model that is designed to identify large market capitalization companies with above-average historical rates of profitability and strong financial characteristics.

The Fund’s investment strategies are likely to result in a portfolio turnover rate greater than 100%. Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 1000® Index and Russell 1000® Growth Index are registered trademarks of Frank Russell Company.

About the Funds	Prospectus
10

American Beacon

Large Cap Growth FundSM — AMR Class — (continued)

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return:	14.87%
(1/1/01 through 12/31/07)	(4th Quarter 2001)
Lowest Quarterly Return:	-21.86%
(1/1/01 through 12/31/07)	(1st Quarter 2001)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
Large Cap Growth Fund	6.14%	11.43%	-3.59%
Russell 1000 Growth Index[1]	11.81%	12.10%	-3.14%
Lipper Large-Cap Growth Funds Index[2]	14.97%	12.06%	-3.11%

[1]	The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

[2]	The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.53%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	0.61%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

Prospectus	About the Funds
11

American Beacon

Large Cap Growth FundSM — AMR Class — (continued)

return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
12

American Beacon

Mid-Cap Value FundSM — AMR Class

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap® Index1 at the time of investment. As of December 31, 2007, the market capitalization of the companies in the Russell Midcap Index ranged from $479 million to $42.1 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Pzena Investment Management, LLC (“Pzena”)

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow’s portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or “deep” value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with “normal earnings” defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company’s history and the history of its industry).

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same

1     Russell Midcap Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
13

American Beacon

Mid-Cap Value FundSM — AMR Class — (continued)

direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Prior to November 30, 2005, the AMR Class of the Fund was known as the Institutional Class. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/05 through 12/31/07)	7.23% (4th Quarter 2006)
Lowest Quarterly Return: (1/1/05 through 12/31/07)	-6.93% (4th Quarter 2007)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	3 Years	(6/30/04)
Mid-Cap Value Fund	-4.87%	7.04%	9.62%
Russell Midcap® Value Index[1]	-1.42%	10.11%	13.15%
Lipper Mid-Cap Value Funds Index[2]	3.62%	9.23%	11.06%

[1]	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000®Index. Russell Midcap Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company.

[2]	The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

About the Funds	Prospectus
14

American Beacon

Mid-Cap Value FundSM — AMR Class — (continued)

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.67%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[3]	0.76%

[1]	Fee applies to the proceeds of shares that are redeemed within 180 days of purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$78
3 Years	$243
5 Years	$422
10 Years	$942

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
15

American Beacon

Small Cap Value FundSM — AMR Class

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, “stocks”).

The Fund’s assets are currently allocated among five investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

Opus Capital Group, LLC (“Opus”)

The Boston Company Asset Management, LLC (“The Boston Company”)

The Fund’s Board of Trustees has appointed the following two investment sub-advisors to the Fund, but the Manager has not allocated Fund assets to these sub-advisors:

Dreman Value Management, LLC (“Dreman”)

Metropolitan West Capital Management, LLC (“MetWest Capital”)

The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine Global, Dreman, MetWest Capital, Opus, and The Boston Company as their capacity commitments to the Fund permit.

The sub-advisors, select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000® Index1):

•	above-average earnings growth potential,
•	below-average price to earnings ratio, and
•	below-average price to book value ratio.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In

1     Russell 2000 Index is a registered trademark of Frank Russell Company.

About the Funds	Prospectus
16

American Beacon

Small Cap Value FundSM — AMR Class — (continued)

general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the AMR Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return: (1/1/99 through 12/31/07)	24.93% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/99 through 12/31/07)	-20.79% (3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(12/31/98)
Small Cap Value Fund	-6.18%	16.60%	12.76%
Russell 2000 Value Index[1]	-9.78%	15.80%	10.94%
Lipper Small-Cap Value Funds Index[2]	-4.57%	16.41%	11.28%

[1]	Russell 2000 Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index

Prospectus	About the Funds
17

American Beacon

Small Cap Value FundSM — AMR Class — (continued)

is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

[2]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[2]	0.55%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
18

American Beacon

International Equity FundSM — AMR Class

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets.

The Fund’s assets are currently allocated among four investment sub-advisors:

Causeway Capital Management LLC

Lazard Asset Management LLC

Templeton Investment Counsel, LLC

The Boston Company Asset Management, LLC (“The Boston Company”)

The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as it has closed its international value equity strategy to further investments by the Fund. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):

•	above-average return on equity or earnings growth potential,
•	below-average price to earnings or price to cash flow ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

Prospectus	About the Funds
19

American Beacon

International Equity FundSM — AMR Class — (continued)

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Derivatives Risk
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	21.92% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-22.36% (3rd Quarter 2002)

About the Funds	Prospectus
20

American Beacon

International Equity FundSM — AMR Class — (continued)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
International Equity Fund	10.01%	22.36%	10.62%
MSCI EAFE Index[1]	11.17%	21.59%	8.66%
Lipper International Funds Index[2]	14.25%	21.83%	9.46%

[1]	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

[2]	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, as applicable)[1]	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses[2]	0.00%

Total Annual Fund Operating Expenses[3]	0.42%

[1]	Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$43
3 Years	$135
5 Years	$235
10 Years	$530

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
21

American Beacon

Emerging Markets FundSM — AMR Class

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:

•	are primarily listed on the trading market of an emerging market country;
•	are headquartered in an emerging market country; or
•	derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

•	has an emerging stock market as defined by the International Finance Corporation (“IFC”);
•	has a low- to middle-income economy according to the World Bank;
•	is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or
•	has a per-capita gross national product of $10,000 or less.

The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as “stocks”).

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)

The Boston Company Asset Management, LLC (“The Boston Company”)

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund’s assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To attempt to manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

About the Funds	Prospectus
22

American Beacon

Emerging Markets FundSM — AMR Class — (continued)

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Emerging Markets Risk
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

Derivatives Risk
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return:	26.03%
(1/1/01 through 12/31/07)	(4th Quarter 2001)
Lowest Quarterly Return:	-20.36%
(1/1/01 through 12/31/07)	(3rd Quarter 2001)

Prospectus	About the Funds
23

American Beacon

Emerging Markets FundSM — AMR Class — (continued)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
Emerging Markets Fund	34.40%	35.51%	18.27%
MSCI Emerging Markets Index[1]	39.39%	37.02%	18.42%
Lipper Emerging Markets Funds Index[2]	36.25%	36.33%	18.19%

[1]	The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

[2]	The Lipper Emerging Markets Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Markets Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, as applicable)[1]	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.81%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.36%
Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[3]	1.18%

[1]	Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$120
3 Years	$375
5 Years	$649
10 Years	$1,432

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
24

American Beacon

High Yield Bond FundSM — AMR Class

Investment Objective

High current income and capital appreciation.

Principal Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisors. These types of securities are commonly referred to as “junk bonds.” The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets between two investment sub-advisors:

Franklin Advisers, Inc. (“Franklin”)

Post Advisory Group, LLC (“Post”)

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly “blue chip” companies that have encountered some financial difficulties.

In selecting investments, both Franklin and Post utilize a bottom-up and research-driven investment process that relies heavily on internal research and fundamental credit analysis. The investment philosophy of each sub-advisor concentrates on identification of relative value and downside protection.

To a lesser extent, the Fund may invest in other securities, including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund’s overall investment objective.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

High Yield Securities Risk
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Market Risk
Market risk involves the possibility that the value of the Fund’s investments will decline due to drops in the overall high yield bond market. Changes in the economic

Prospectus	About the Funds
25

American Beacon

High Yield Bond FundSM — AMR Class — (continued)

climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s investments to decline, regardless of the financial conditions of the issuers held by the Fund.

Foreign Investing Risk
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Liquidity Risk
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund’s investments at favorable prices. In addition, valuation of the Fund’s investments may become more difficult if objective market prices are unavailable.

Market Timing Risk
Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Hedging Risk
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

Securities Selection Risk
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper High Current Yield Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. The AMR Class of the Fund began offering its shares on September 4, 2007. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on December 29, 2000. In the chart and table below, performance results before September 4, 2007 are for the older class. Because the other class had a higher expense structure than the AMR Class of the Fund, total returns shown may be lower than they would have been had the AMR Class been in existence for the entirety of each period shown. Neither the bar chart nor the performance table that follows is

About the Funds	Prospectus
26

American Beacon

High Yield Bond FundSM — AMR Class — (continued)

intended to indicate how the Fund will perform in the future.

Highest Quarterly Return:	6.83%
(1/1/01 through 12/31/07)	(4th Quarter 2001)
Lowest Quarterly Return:	-4.04%
(1/1/01 through 12/31/07)	(3rd Quarter 2001)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(12/29/00)
High Yield Bond Fund	2.93%	8.38%	8.29%
JPMorgan Global High-Yield Index[1]	2.88%	10.95%	8.95%
Lipper High Current Yield Bond Funds Index[2]	2.13%	10.07%	6.56%

[1]	The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index.

[2]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.11%
Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[2]	0.62%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
27

American Beacon

S&P 500® Index Fund1 — Institutional Class

Investment Objective

To replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index” or “Index”).

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Tracking Error Risk
The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

Derivatives Risk
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost.

Investment Risks
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit

1    S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. “Standard and Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “S&P 500®” and “500” are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in this Fund.

About the Funds	Prospectus
28

American Beacon

S&P 500® Index Fund — Institutional Class — (continued)

Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund’s shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	21.32% (4th Quarter 1998)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-17.43% (3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
S&P 500 Index Fund	5.39%	12.65%	5.76%
S&P 500 Index[1]	5.49%	12.83%	5.91%
Lipper S&P 500 Objective Funds Index[2]	5.25%	12.53%	5.62%

[1]	The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

[2]	The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees[2]	0.045%
Distribution (12b-1) Fees	0.000%
Other Expenses	0.090%

Total Annual Fund Operating Expenses	0.130%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

[2]	This fee represents the total fees paid by the State Street Equity 500 Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA’s service as investment advisor.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$13
3 Years	$42
5 Years	$73
10 Years	$166

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
29

American Beacon

Small Cap Index FundSM — Institutional Class

Investment Objective

To match the performance of the Russell 2000® Index1 (the “Russell 2000” or “Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust. The investment objective of the Master Small Cap Index Series may be changed without shareholder approval.

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of December 31, 2007, the market capitalizations of the companies in the Russell 2000 Index ranged from $27 million to $8.4 billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Russell 2000. The Fund is also a non-diversified fund.

Using a statistical sampling technique, the Fund invests in a sample of the stocks included in the Russell 2000 and aims to create a portfolio that approximates the performance of the Russell 2000. The Fund does not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000 and so has fewer transaction costs than it would incur through full replication. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may at times invest a significant portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund’s securities in a timely manner or at all.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Tracking Error Risk
The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

Non-Diversification Risk
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be

1     Russell 2000 ® Index is a registered trademark of Frank Russell Company.

About the Funds	Prospectus
30

American Beacon

Small Cap Index FundSM — Institutional Class — (continued)

particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Derivatives Risk
Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return:	23.23%
(1/1/01 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	-21.33%
(1/1/01 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
Small Cap Index Fund	-1.63%	15.98%	7.09%
Russell 2000 Index[1]	-1.56%	16.25%	7.27%
Lipper Small-Cap Core Funds Index[2]	1.92%	15.76%	8.47%

[1]	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

[2]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.01%
Distribution (12b-1) Fees	0.00
Other Expenses	0.19

Total Annual Fund Operating Expenses	0.20%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Prospectus	About the Funds
31

American Beacon

Small Cap Index FundSM — Institutional Class — (continued)

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
32

American Beacon

International Equity Index FundSM —
Institutional Class

Investment Objective

To match the performance of the Morgan Stanley Capital International EAFE Index (the “MSCI EAFE Index” or “Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Master International Index Series of the Index Trust. The investment objective of the Master International Index Series may be changed without shareholder approval.

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The MSCI EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country’s relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index’s performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Index. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country, represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, using a statistical sampling technique, the Fund may invest in a sample of equity securities included in the MSCI EAFE Index and in derivative instruments that correlate with components of the MSCI EAFE Index as a whole. The Fund aims to create a portfolio that approximates the performance of the MSCI EAFE Index with fewer transaction costs than would be incurred through full replication.

The Fund may invest in derivative instruments, and may at times invest a significant portion of its assets in options and futures contracts correlated with market indices or countries included within the MSCI EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to international stocks quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund’s securities in a timely manner or at all.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Tracking Error Risk
The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held

Prospectus	About the Funds
33

American Beacon

International Equity Index FundSM — Institutional Class —
(continued)

by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return of the Index.

Non-Diversification Risk
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Derivatives Risk
Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return:	19.48%
(1/1/01 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	-19.77%
(1/1/01 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(7/31/00)
International Equity Index Fund	10.68%	21.55%	6.72%
MSCI EAFE Index[1]	11.17%	21.59%	8.16%
Lipper International Large-Cap Core Funds Index[2]	12.51%	18.55%	5.47%

[1]	Performance is that of the MSCI EAFE Index from inception through September 30, 2001 and from June 1, 2002 through December 31, 2002. Performance from October 1, 2001 through May 31, 2002 is that of the Provisional MSCI EAFE Index. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

[2]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.1

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.01%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%

Total Annual Fund Operating Expenses	0.19%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.

About the Funds	Prospectus
34

American Beacon

International Equity Index FundSM — Institutional Class —
(continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
35

American Beacon

Intermediate Bond FundSM — Institutional Class

Investment Objective

Income and capital appreciation.

Principal Strategies

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”).

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

About the Funds	Prospectus
36

American Beacon

Intermediate Bond FundSM — Institutional Class — (continued)

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus.

Securities Selection Risk
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. The Institutional Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund no longer in operation began offering its shares on September 15, 1997. In the chart and table below, performance results before March 1, 1999 are for the other class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Prior to March 1, 2005, the Institutional Class of the Fund was known as the AMR Class. Performance shown in the chart and tables below reflects the Fund’s one-time receipt in December 2006 of class action settlement proceeds that were related to investment activity in 2002. The Fund’s performance for all periods that include December 2006 was significantly higher than it would have been absent receipt of the settlement proceeds. Neither the bar chart nor the performance

Prospectus	About the Funds
37

American Beacon

Intermediate Bond FundSM — Institutional Class — (continued)

table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	4.72% (3rd Quarter 2001)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	-2.75% (2nd Quarter 2004)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Intermediate Bond Fund	7.19%	4.45%	5.61%
Lehman Bros. Aggregate Index[1]	6.97%	4.42%	5.97%
Lipper Intermediate Investment Grade Index[2]	5.43%	4.36%	5.53%

[1]	The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

[2]	The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Funds category. Lipper is an independent research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses[1]	0.00%

Total Annual Fund Operating Expenses[2]	0.35%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
38

American Beacon

Short-Term Bond FundSM — Institutional Class

Investment Objective

Income and capital appreciation.

Principal Strategies

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates.

Prospectus	About the Funds
39

American Beacon

Short-Term Bond FundSM — Institutional Class — (continued)

When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus.

Securities Selection Risk
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Performance shown in the chart and tables below reflects the Fund’s one-time receipt in December 2006 of class action settlement proceeds that were related to investment activity in 2002. The Fund’s performance for all periods that include December 2006 was significantly higher than it would have been absent receipt of the settlement proceeds. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

Highest Quarterly Return:	3.34%
(1/1/98 through 12/31/07)	(3rd Quarter 2001)
Lowest Quarterly Return:	-1.03%
(1/1/98 through 12/31/07)	(2nd Quarter 2004)

About the Funds	Prospectus
40

American Beacon

Short-Term Bond FundSM — Institutional Class — (continued)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Short-Term Bond Fund	5.30%	3.42%	4.71%
Merrill Lynch 1-3 Yr Gov./ Corp. Index[1]	6.87%	3.35%	4.97%
Lipper Short Investment Grade Bond Funds Index[2]	4.80%	3.03%	4.30%

[1]	The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

[2]	The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[2]	0.38%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
41

American Beacon

Treasury Inflation Protected Securities FundSM —
Institutional Class

Investment Objective

Inflation protection and income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund’s assets may be invested in inflation-indexed debt securities issued by U.S. Government agencies or instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government), foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations, as well as fixed income securities that are not indexed to inflation.

Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security’s fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates all of the Fund’s assets to NISA Investment Advisors, LLC (“NISA”).

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security.

NISA’s investment process combines strategic (top-down) and tactical (bottom-up) analysis to determine a strategy whose goal is to outperform the Fund’s benchmark. NISA may use derivative instruments, such as futures contracts, options and swap agreements as a hedge against interest rate or foreign currency fluctuations.

Under normal circumstances, the Fund’s dollar-weighted average maturity is expected to be between five and twenty years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Interest Rate Risk
The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk
Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Income Risk
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund’s distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

About the Funds	Prospectus
42

American Beacon

Treasury Inflation Protected Securities FundSM —
Institutional Class — (continued)

Deflation Risk
In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

Derivatives Risk
The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost.

Foreign Investing Risk
The Fund may invest a portion of its assets in securities issued by foreign governments or foreign corporations. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Securities Selection Risk
Securities selected by NISA may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Additional Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Treasury Inflation-Protected Securities (TIPS) Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	5.17%
(1/1/05 through 12/31/07)	(4th Quarter 2007)
Lowest Quarterly Return:	-1.13%
(1/1/05 through 12/31/07)	(1st Quarter 2006)

	Average Annual
	Total Return
	as of 12/31/07
			Since
			Inception
	1 Year	3 Years	(6/30/04)
Treasury Inflation Protected Securities Fund	11.22%	4.61%	5.09%
Lehman Bros. 1-10 Yr. U.S. TIPS Index[1]	11.45%	4.87%	5.61%
Lipper TIPS Funds Index[2]	10.52%	4.29%	5.66%

[1]	The Lehman Brothers 1-10 Year U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury inflation-indexed securities with maturities between one and ten years.

[2]	The Lipper TIPS Funds Index tracks the results of the 30 largest mutual funds in the Lipper TIPS Funds category. Lipper is an independent mutual fund research and ranking service.

Prospectus	About the Funds
43

American Beacon

Treasury Inflation Protected Securities FundSM —
Institutional Class — (continued)

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.19%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	0.43%

Expense Reimbursement/(Recoupment)	0.08%[1]
Net Expenses	0.35%[2]

[1]	The Manager has contractually agreed to reimburse the Institutional Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.35%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class of the Fund to exceed 0.35%.

[2]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$130
5 Years	$233
10 Years	$534

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
44

The Manager

The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2007, the Manager had approximately $60.9 billion of assets under management, including approximately $31.1 billion under active management and $29.8 billion as named fiduciary or financial advisor. Approximately $27.0 billion of the Manager’s total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

•	develops the investment programs for each Fund,
•	selects and changes sub-advisors and master portfolios, where applicable (subject to requisite approvals),
•	allocates assets among sub-advisors,
•	monitors the sub-advisors’ and master portfolio advisors’ investment programs and results,
•	coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,
•	oversees each Fund’s securities lending activities and actions taken by the securities lending agent, and
•	with the exception of the High Yield Bond, S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

•	0.25% of the net assets of the Manager’s portion of the Intermediate Bond Fund,
•	0.25% of the net assets of the Short-Term Bond Fund, plus
•	0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund’s net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond, and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net monthly income generated from the Funds’ securities lending activities. Currently, the Manager receives 10% of such income. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid for the Funds for the fiscal year ended October 31, 2007, net of reimbursements and shown as a percentage of average net assets, were as follows:

Management
Fund	Fees
Balanced	0.27%
Large Cap Value	0.28%
Large Cap Growth	0.53%
Mid-Cap Value	0.67%
Small Cap Value	0.50%
International Equity	0.34%
Emerging Markets	0.81%
High Yield Bond	0.50%
Intermediate Bond	0.25%
Short-Term Bond	0.25%

The management fees paid by the Treasury Inflation Protected Securities Fund for its fiscal year ended December 31, 2007 were 0.19% of average net assets.

A discussion of the Board’s consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager is available in the semi-annual reports dated June 30, 2007 for the S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds and in the annual reports dated October 31, 2007 for all other Funds.

Douglas G. Herring and Wyatt C. Crumpler are the leaders of the Manager’s portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond Fund. Mr. Herring and Mr. Crumpler are responsible for developing each Fund’s investment program and recommending sub-advisors to the Funds’ Board of Trustees. In addition, Mr. Crumpler, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor’s performance and allocates the Funds’ assets among the sub-advisors and the Manager, as applicable.

Funds Under Management	Team Members
Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, and Intermediate Bond	Adriana R. Posada
Large Cap Growth, S&P 500 Index, Small Cap Index, and International Equity Index	Cynthia Thatcher
International Equity, Emerging Markets, High Yield Bond, and Treasury Inflation Protected Securities	Kirk L. Brown

Mr. Herring is President and CEO of the Manager and has served on the portfolio management team since September 2006. Prior to joining the Manager, Mr. Herring was

Prospectus	About the Funds
45

Vice President and Controller of American Airlines, Inc. from August 1998 to March 2006. Mr. Crumpler joined the Manager in January 2007 as Vice President of Trust Investments and a member of the portfolio management team. From January 2004 to January 2007, Mr. Crumpler was Managing Director of Corporate Accounting at American Airlines, Inc. Prior to that time, he was Director of IT Strategy and Finance for American Airlines, Inc. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager in December 1999. Mr. Brown is Managing Director of Trust and Alternative Investments, and he has served on the portfolio management team since February 1994. The Funds’ Statement of Additional Information (“SAI”) provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds’ holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002. She has responsibility for credit and relative value analysis of corporate bonds. The Funds’ SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.

SSgA

The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the “State Street Portfolio”), which is advised by SSgA Funds Management Inc. (“SSgA FM”). SSgA FM is a subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2007, SSgA FM managed approximately $144 billion in assets and, together with its affiliates, which comprise State Street Global Advisors (“SSgA”), the investment management business of State Street Corporation, managed approximately $1.98 trillion in assets. SSgA FM serves as investment advisor, and State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA FM’s services as investment advisor and State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio.

SSgA FM manages the State Street Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the State Street Portfolio include the following: John Tucker and Karl Schneider. Mr. Tucker is a Vice President of SSgA and a Principal of SSgA FM. Mr. Tucker is a Senior Portfolio Manager in SSgA FM’s Global Structured Products Team. Mr. Tucker joined SSgA in 1988. Prior to joining the Global Structured Products Group, Mr. Tucker worked in the SSgA Structured Products Group in London as Manager of all index strategies. Mr. Schneider is a Principal of SSgA and a Principal of SSgA FM. Mr. Schneider joined SSgA in 1996 as a member of the SSgA Global Fundamental Strategies Team. The Funds’ SAI provides additional information about Mr. Tucker and Mr. Schneider, including other accounts they manage, their ownership in the State Street Portfolio and their compensation.

BlackRock Advisors

The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series LLC (“Index LLC”) with similar names and identical investment objectives. The Index LLC is managed by BlackRock Advisors, LLC, a Delaware limited liability company. BlackRock Advisors, LLC, on behalf of the Master Small Cap Index Series and Master International Index Series of the Index LLC, has a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), a Delaware limited liability company. BIM is responsible for the day-to-day management of corresponding portfolios of the Index LLC. BlackRock Advisors LLC and BIM (collectively, “BlackRock”) each is an indirect, wholly owned subsidiary of BlackRock, Inc., one of the world’s largest asset management firms with over $1 trillion in assets under management. Assets under management as of

About the Funds	Prospectus
46

December 31, 2007 were approximately $1.36 trillion. BlackRock serves as investment advisor to the Index LLC. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), BlackRock Advisors, LLC receives an annualized fee of 0.01% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the Master International Index Series, a portion of which it pays to BIM as compensation for its services as sub-advisor.

The Master Small Cap Index Series and the Master International Index Series (the “Series”) are managed by BlackRock Quantitative Index Management Team. The members of the team are Jeffrey L. Russo and Debra L. Jelilian. Mr. Russo and Ms. Jelilian are jointly and primarily responsible for the day-to-day management of each Series’ portfolio and the selection of each Series’ investments. Mr. Russo has been a Director of and portfolio manager with BlackRock since 2006. Prior to joining BlackRock, Mr. Russo was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2004 to 2006 and was a Vice President thereof from 1999 to 2004. He has been a member of the Series’ management team since 2000. Mr. Russo has eleven years’ experience as a portfolio manager and trader. Ms. Jelilian has been a Director of and portfolio manager with BlackRock since 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of MLIM from 1999 to 2006 and has been a member of the Series’ management team since 2000. Ms. Jelilian has fourteen years’ experience in investing and in managing index investments. The Funds’ SAI provides additional information about Mr. Russo and Ms. Jelilian, including other accounts they manage, their ownership in the Series and their compensation.

The Sub-Advisors

The Manager is the sole investment advisor to the Short-Term Bond Fund. Except for this Fund, each Fund’s assets are allocated among one or more sub-advisors by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-advisor. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund’s assets in accordance with the Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund’s shareholders, but subject to approval of the Funds’ Board of Trustees (“Board”). The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.

Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. (“Barrow”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2007, Barrow had discretionary investment management authority with respect to approximately $65.4 billion of assets, including approximately $4.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds. The Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.

Business
Name and Title of	Length of Service	Experience
Portfolio Managers	to Fund	Past 5 Years

Balanced & Large Cap Value Funds
James P. Barrow Portfolio Manager/Partner	Since Inception	Portfolio Manager/Barrow

Mid-Cap Value Fund
James P. Barrow Portfolio Manager/Partner	Since Inception	Portfolio Manager/Barrow

Mark Giambrone Portfolio Manager/Partner	Since Inception	Portfolio Manager/Barrow

Small Cap Value Fund
James S. McClure Portfolio Manager	Since 2003	Portfolio Manager/Barrow

John P. Harloe Portfolio Manager	Since 2003	Portfolio Manager/Barrow

Balanced & Intermediate Bond Funds
John S. Williams Portfolio Manager	Since Inception	Portfolio Manager/Barrow

David H. Hardin Portfolio Manager	Since Inception	Portfolio Manager/Barrow

J. Scott McDonald Portfolio Manager	Since 1994	Portfolio Manager/Barrow

Mark C. Luchsinger Portfolio Manager	Since 1996	Portfolio Manager/Barrow

Deborah A. Petruzzelli Portfolio Manager	Since 2002	Portfolio Manager/ Barrow

Portfolio managers have broad research responsibilities, although they focus their efforts on particular sectors. Analysts have specific industry assignments for more specialized, in-depth research.

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47

Barrow manages its fixed income portion of the Balanced and Intermediate Bond Funds using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals — five senior portfolio managers and one dedicated research analyst. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“Brandywine Global”), Formerly known as Brandywine Asset Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104, is a professional investment advisory firm founded in 1986. Brandywine Global is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2007, Brandywine had assets under management totaling approximately $49.2 billion, including approximately $4.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine Global serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

Brandywine Global Portfolio Managers for the
Balanced and Large Cap Value Funds

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine Global’s Executive Committee and serves as lead Portfolio Manager of Brandywine Global’s fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine Global’s domestic equity products. Mr. Lesutis joined Brandywine Global in 1991 and has served as lead portfolio manager to Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine Global’s large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine Global’s equity products. Mr. Gaskins has been with Brandywine Global since 1996 and has co-managed Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as co-lead Portfolio Manager for Brandywine Global’s fixed income and balanced strategies and also contributes his extensive knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine Global’s large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine Global’s equity products. He joined Brandywine Global in 1991 and has served as a portfolio manager to Brandywine Global’s portion of the fixed income portion of the Balanced Fund since April 1996.

Brandywine Global Portfolio Managers
for the Small Cap Value Fund

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine Global’s diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine Global’s Executive Committee. He joined Brandywine Global in 1987 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as Co-Manager for Brandywine Global’s diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine Global’s information systems. Mr. Tonkovich has been with Brandywine Global since 1989 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”), 11111 Santa Monica Blvd., Suite 1500, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2007, Causeway had approximately $17.3 billion in assets under management, including approximately $1.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.

Causeway’s portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin.

Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“MLIM”) since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since August 2001.

Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis

About the Funds	Prospectus
48

and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since August 2001.

James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.

Jonathan P. Eng is a Director of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.

Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.

DREMAN VALUE MANAGEMENT, LLC (“Dreman”), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor firms dating back to 1977. As of December 31, 2007, Dreman had approximately $18.8 billion of assets under management, which included approximately $351 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.

David N. Dreman is the Lead Portfolio Manager for Dreman’s portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Mr. Dreman has managed Dreman’s portion of the Fund since August 2005. E. Clifton Hoover, Jr. and Mark Roach serve as Co-Portfolio Managers for Dreman’s portion of the Fund. Mr. Roach has been a Managing Director and Portfolio Manager of Dreman since 2006. From 2002 to 2006, he was a Portfolio Manager at Vaughan Nelson Investment Management. Mr. Roach has managed Dreman’s portion of the Fund since November 2006. Mr. Hoover has been Co-Chief Investment Officer and Managing Director of Large and Small Cap Value Strategies for Dreman since 2006. From 1997 to 2006, he was Managing Director and a Portfolio Manager at NFJ Investment Group. Mr. Hoover has managed Dreman’s portion of the Fund since November 2006.

FRANKLIN ADVISERS, INC. (“Franklin”), One Franklin Parkway, San Mateo, California 94403, is a wholly-owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Fiduciary Trust, Mutual Series, and Darby Investments subsidiaries. The San Mateo, CA-based company has over 60 years of investment experience and $643.7 billion in assets under management as of December 31, 2007. Of this amount, approximately $1.8 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Franklin serves as a sub-advisor to the High Yield Bond Fund.

Eric Takaha, Senior Vice President and Director of Corporate Credit and High Yield for the Franklin Templeton Fixed Income Group, is the lead portfolio manager of the team that has primary responsibility for managing Franklin’s portion of the Fund. Mr. Takaha joined Franklin’s High Yield team in 1989 and has managed Franklin’s portion of the Fund since September 2006. Chris Molumphy and Glenn Voyles share responsibility for investment decision-making with Mr. Takaha. Mr. Molumphy, Executive Vice President and Chief Investment Officer for the Franklin Templeton Fixed Income Group, joined Franklin in 1988 and has managed Franklin’s portion of the Fund since September 2006. Mr. Voyles, Vice President for the Franklin Templeton Fixed Income Group, joined Franklin in 1993 and has managed Franklin’s portion of the Fund since September 2006.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005, has been registered as an investment advisor with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2007, GSAM, including its investment advisory affiliates, had assets under management of $763 billion, including approximately $44.6 million of assets of AMR Corporation and its subsidiaries and affiliates entities. GSAM serves as a sub-advisor to the Large Cap Growth Fund.

Robert C. Jones, Managing Director and Co-CIO for GSAM’s Quantitative Investment Strategies (“QIS”) team, is involved in all aspects of the firm’s equity business, including ongoing research, product development, implementation, and performance analysis along with Mark Carhart. Mr. Jones founded Goldman Sachs’ quantitative equity area in 1989. By combining his research in Goldman Sachs’ Investment Research Department with an earlier model, Mr. Jones designed the initial prototype for the CORESM (“Computer-Optimized, Research-Enhanced”) multifactor model. Mr. Jones has co-managed GSAM’s portion of the Large Cap Growth Fund since 2007.

Mark Carhart, Managing Director and Co-CIO for QIS, joins Mr. Jones in overseeing all aspects of GSAM’s equity process, including ongoing research, product development, implementation and performance analysis. Mark Carhart joined GSAM in 1997 and in 1998 became Co-CIO of the macro/fixed income area of the group. From 1998 through

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49

2007, along with joint oversight of the macro business, Mr. Carhart was involved in portfolio management and research for equity portfolios that were jointly managed by the macro and equity platforms, and was instrumental in building QIS’ equity research capabilities. He has co-managed GSAM’s portion of the Fund since 2007.

Andrew Alford, PhD, Managing Director and Senior Portfolio Manager, is responsible for GSAM’s U.S. portfolios and long/short Flex strategies. Mr. Alford has been involved in all aspects of the investment process, from research to implementation, since he joined the team in 1998. Mr. Alford has co-managed GSAM’s portion of the Fund since 2007.

Melissa R. Brown, Managing Director and Co-Head of Global Product Strategy for QIS, is responsible for product development, strategy and communications for the QIS team. Ms. Brown joined GSAM in 1998 as product manager for the Quantitative Equity Group, focusing on U.S. and Global portfolios. She became a Senior Portfolio Manager of the group in 2001, with responsibilities in research and portfolio construction. Ms Brown has co-managed GSAM’s portion of the Fund since 2000.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (“Hotchkis”), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2007, Hotchkis had approximately $27.6 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis’ investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. The culmination of this process is the formation of a “target portfolio” for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced (equity portion), Large Cap Value and Small Cap Value Funds are managed by Hotchkis’ investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis’ portion of each Fund’s assets. This list does not include all members of the investment team.

Hotchkis Portfolio Managers for the
Balanced and Large Cap Value Funds

George Davis, Patricia McKenna, Sheldon Lieberman, Stan Majcher, and David Green participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Funds. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Funds’ cash flows, which includes directing the Funds’ purchases and sales to ensure that the Funds’ holdings remain reflective of the “target portfolio.”

Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis’ portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis’ portion of the Funds since then. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis’ portion of the Funds since 1999. Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis’ portion of the Funds since 1997.

Hotchkis Portfolio Managers
for the Small Cap Value Fund

David Green, Jim Miles, Stan Majcher, George Davis, and Judd Peters participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for Hotchkis’ portion of the Fund. Mr. Green and Mr. Majcher are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed the Fund since 1999. Mr. Miles, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to the Fund since 1999. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis’ portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis’ portion

About the Funds	Prospectus
50

of the Funds since 1999. Mr. Peters, currently Portfolio Manager, joined Hotchkis in 1999 as an Analyst and became portfolio manager in 2002. He has served as Portfolio Manager to Hotchkis’ portion of the Fund since 2002.

LAZARD ASSET MANAGEMENT LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Frères & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007, including approximately $713 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.

The following individuals comprise Lazard’s International Equity management team, which is responsible for the day-to-day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.

John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global strategies. He is also Portfolio Manager on the Global Equity and International Equity portfolio teams. He joined Lazard in 1992 and began working in the investment field in 1981. Mr. Reinsberg has co-managed the Fund since March 1999.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity and Global Equity teams. He joined Lazard in 1992 and has worked in the investment field since 1987. Mr. Bennett has co-managed Lazard’s portion of the Fund since May 2003.

Michael G. Fry joined Lazard in 2005 and is a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981. He has co-managed Lazard’s portion of the Fund since November 2005.

Gabrielle Boyle is a Senior Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. She is a Portfolio Manager on the Global Equity, International Equity, and European Equity portfolio teams. Ms. Boyle began working in the investment field in 1990 and has co-managed Lazard’s portion of the Fund since May 2003.

Michael Powers is a Managing Director of Lazard and a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1990 when he joined Lazard and has co-managed Lazard’s portion of the Fund since May 2003.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC (“MetWest Capital”), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by Evergreen Investments, a division of Wachovia Corporation, and minority owned by its key professionals. As of December 31, 2007, MetWest Capital had approximately $9.9 billion of assets under management, which included approximately $3.0 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.

Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund’s investment team includes Gary W. Lisenbee, David M. Graham, Jeffrey Peck, and Jay Cunningham. Mr. Lisenbee has served as President since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital’s portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. Mr. Cunningham has served as Research Analyst since November 2005 and has managed MetWest Capital’s portion of the Large Cap Value Fund since May 2006. From August 2003 to November 2005, he was a Senior Analyst with Hibernia Southcoast Capital. From June 2001 through July 2003, he served as a Senior Analyst for AIM Investments.

Gary W. Lisenbee and Samir Sikka have joint responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund. Mr. Lisenbee has managed the Fund since August 2005. Mr. Sikka has served as Co-Lead Strategist since February 2007, Research Analyst since July 2006, and has managed MetWest Capital’s portion of the Small Cap Value Fund since July 2006. From April 1999 to February 2006, he was a Senior Analyst with Trust Company of the West.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM Inc.”), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion, including approximately $461 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-advisor to the Emerging Markets Fund.

MSIM Inc. has entered into a sub-advisory agreement, whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliated

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investment adviser located at 23 Church Street, #16-01 Capital Square, Singapore, Singapore 049481.

MSIM Inc.’s Emerging Markets Equity team manages a portion of the Emerging Markets Fund. The team consists of portfolio managers and analysts who work collaboratively when making portfolio decisions. Members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are: Ruchir Sharma, a Managing Director of MSIM Inc., James Cheng, a Managing Director of MSIM Company, and Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita, each an Executive Director of MSIM Inc.

Mr. Sharma has been associated with MSIM Inc. in an investment management capacity since 1996 and has managed MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000. Mr. Cheng has been associated with MSIM Company in an investment management capacity and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with MSIM Inc. in an investment management capacity since 1994 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000. Mr. Carlson has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Mr. Piper has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006. Ms. Piedrahita has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006.

Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

NISA INVESTMENT ADVISORS, LLC (“NISA”), 150 N. Meramec Avenue, Sixth Floor, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994. As of December 31, 2007, NISA had assets of approximately $37.2 billion under management, including approximately $2.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. NISA serves as sub-advisor to the Treasury Inflation Protected Securities Fund.

NISA’s Investment Committee develops the investment strategy for the Treasury Inflation Protected Securities Fund. The Investment Committee comprises Dr. Jess Yawitz, Dr. William Marshall and Mr. Ken Lester. Dr. Yawitz is NISA’s Chairman and Chief Executive Officer. Dr. Marshall is NISA’s President. Mr. Lester is NISA’s Managing Director, Fixed Income and Derivatives. Each has held these or comparable positions since the firm’s inception in 1994. Dr. Yawitz, Dr. Marshall and Mr. Lester lead the portfolio management team that has joint responsibility for the day-to-day management of the Fund and oversee the personnel responsible for implementing the strategy. Anthony Pope, Director, Fixed Income Trading, is responsible for implementing NISA’s strategy for the Fund on a day-to-day basis. Mr. Pope has served as Director, Fixed Income Trading since 2007 and has been an Investment Officer since 1997. The NISA portfolio management team has managed the Fund since its inception in June 2004.

OPUS CAPITAL GROUP, LLC (“Opus”), 1 West Fourth Street, Suite 2500, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2007, Opus had assets under management of approximately $1.4 billion, including approximately $431 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.

The Investment Committee at Opus is comprised of Len Haussler, President and Portfolio Manager, Kevin Whelan, Portfolio Manager and Jonathon Detter, Portfolio Manager. Opus has a team approach to the buying and selling of individual securities, and a consensus is formed before any purchase or sale of a security is initiated. All of the Portfolio Managers are generalists and look at every potential sale or trade.

Len A. Haussler co-founded Opus in 1996 and serves as the President and Portfolio Manager for the firm. Mr. Haussler conducts equity research and directs investments for all portfolios. He has over 25 years of investment experience and has managed a portion of the Small Cap Value Fund since January 2005.

Kevin P. Whelan has served as Vice President and Portfolio Manager of Opus since 1998. He is primarily responsible for conducting research. Mr. Whelan has over nine years of investment experience and has managed a portion of the Fund since January 2005.

Jonathon M. Detter has served as Portfolio Manager for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed a portion of the Fund since January 2005.

POST ADVISORY GROUP, LLC (“Post”), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority

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owned by Principal Global Investors, LLC. As of December 31, 2007, Post had assets under management totaling approximately $11.7 billion, including approximately $105 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-advisor to the High Yield Bond Fund.

As a firm, Post utilizes a co-manager system to protect the client and to ensure continuity of performance. The High Yield Bond Fund has been managed by Lawrence Post since its inception in December 2000, and Allan Schweitzer became co-manager in 2004. Lawrence Post, Chief Executive Officer and Chief Investment Officer of Post, has overall responsibility for the Fund’s portfolio and investment process. Mr. Post has 40 years of experience in the investment business, including over 30 years in the high yield bond area. Mr. Schweitzer joined Post in 2000 and has over 14 years of experience in the high yield bond area.

PZENA INVESTMENT MANAGEMENT, LLC (“Pzena”), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2007, Pzena had assets of approximately $23.7 billion under management, including approximately $49.7 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.

Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund’s portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Mr. Tandon joined Pzena in 2002 and has managed Pzena’s portion of the Fund since January 2006.

TEMPLETON INVESTMENT COUNSEL, LLC (“Templeton”), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 60 years of investment experience and more than $643.7 billion in assets under management as of December 31, 2007. Of this amount, approximately $1.8 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.

Gary P. Motyl has served as a portfolio manager to Templeton’s portion of the International Equity Fund since the Fund’s inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Global Equities. He joined Templeton in 1981.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“The Boston Company”), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2007 were $53.3 billion, including approximately $2.1 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value, International Equity and Emerging Markets Funds.

The Boston Company Portfolio
Managers for the Small Cap Value Fund

Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone’s research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.

The Boston Company Portfolio
Managers for the Emerging Markets
and International Equity Funds

D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the Emerging Markets Fund since August 2000 and a portion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, and Carolyn M. Kedersha, Senior Vice President, have

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been with The Boston Company since 1998 and 1988, respectively. Prior to becoming portfolio managers in March 2003, they each served as research analysts. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004, and Ms. Kedersha has served as a portfolio manager to a portion of the Emerging Markets Fund since March 2003. Both Mr. Smith and Ms. Kedersha continue to conduct research on a variety of regions and sectors. Mr. Smith focuses on global technology and European capital goods companies, while Ms. Kedersha targets companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America. Warren Skillman joined the Boston Company in September 2005 as a Senior Research Analyst. He has served as a Vice President and portfolio manager for a portion of the Emerging Markets Fund since September 2006. As a member of the portfolio management team, Mr. Skillman provides research on emerging markets.

THE RENAISSANCE GROUP LLC (“Renaissance”), The Baldwin Center, 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, is an investment advisor that has specialized in growth equity management since 1978. Renaissance operates under the name of Renaissance Investment Management and is majority owned by Affiliated Managers Group, Inc., a publicly traded asset management company. As of December 31, 2007, Renaissance had $8.8 billion in assets under management, which included approximately $45.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Renaissance serves as a sub-advisor to the Large Cap Growth Fund.

Michael E. Schroer, Renaissance’s Chief Investment Officer and Managing Partner, serves as portfolio manager for Renaissance’s portion of the Large Cap Growth Fund. Mr. Schroer joined Renaissance in 1984 and has managed Renaissance’s portion of the Fund since September 2006.

All other assets of AMR Corporation, Inc. and its affiliates under management by each respective sub-advisor (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund’s or Portfolio’s applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets Fund, International Equity Fund and Master International Index Series often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds’ fair valuation procedures.

The NAV of AMR and Institutional Class shares will be determined based on a pro rata allocation of the Fund’s or Portfolio’s (as applicable) investment income, expenses and total capital gains and losses. Each Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“Exchange”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity, Emerging Markets, and International Equity Index Funds (the “International Funds”) invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds’ shares.

About Your Investment	Prospectus
54

About Your Investment

Purchase and Redemption of Shares

Eligibility

AMR Class shares are offered only to investors in the retirement and benefit plans of AMR Corporation and its affiliates.

Purchase Policies

Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call 1-800-658-5811.

Proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the Mid-Cap Value Fund that you have owned for less than 180 days. A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 90 days. The redemption fee is paid to the applicable Fund and is intended to discourage frequent trading and market timing. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purpose of assessing the redemption fee.

The redemption fee does not apply to:

•	shares acquired through the reinvestment of dividends and distributions;

•	shares acquired through payroll contributions;

•	shares acquired through rollovers and loan repayments;

•	shares redeemed through minimum required distributions, loans and hardship withdrawals; or

•	other transactions that are initiated by a party other than the plan participant.

For more information on the redemption fee, including how the fee applies to investors who own shares through financial intermediaries, such as broker-dealers, third party administrators of retirement plans, and trust companies, please see the section titled “Frequent Trading and Market Timing.”

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds’ shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

A 90-day exchange restriction applies to the Funds. Pursuant to this restriction, participants will be limited to one purchase and one sale during a rolling 90-day period. Participants exceeding one purchase and one sale of the same Fund within a 90-day period cannot purchase shares of that Fund via an exchange for an additional 90 days.

The exchange restriction does not apply to the following transaction types:

•	payroll contributions;

•	reinvestment of dividends and distributions;

•	minimum required distributions, loans, and hardship withdrawals; or

•	other transactions that are initiated by a party other than the plan participant.

Prospectus	About Your Investment
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Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

General Policies

The following policies apply to instructions you may provide to the Funds by telephone:

•	The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
•	The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Funds are unable to verify the shareholder’s identity within three business days of account opening,
•	modify or terminate the exchange privilege at any time, and
•	limit the number of exchanges between Funds a shareholder may exercise.

Frequent Trading and Market Timing

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund’s NAV is known as market timing. The International Equity, Emerging Markets, and High Yield Bond Funds are particularly at risk for market timing activity. Please see Market Timing Risk under the description of each of these Funds.

The Funds’ Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing. These policies include redemption fees imposed on the Mid-Cap Value, International Equity and Emerging Markets Funds, which are described in the “Redemption Policies” section. In addition, the Funds have established limitations on exchanges between Funds, which are described in the “Exchange Policies” section. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this Prospectus.

Financial intermediaries that offer Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Funds’ policies to discourage frequent trading and market timing by investors. However, certain intermediaries that offer Fund shares have informed the Funds that they are currently unable to enforce the Funds’ policies on an automated basis. In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors. In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Funds’ policies. The Funds may defer to an intermediary’s policies. For more information, please contact the financial intermediary through which you invest in the Funds.

The Manager monitors trading activity in the Funds to attempt to identify shareholders engaged in frequent trading or market timing. The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time. The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors. The Funds have entered agreements with the intermediaries that service the Funds’ investors, pursuant to which the intermediaries agree to provide information on investor transactions to the Funds and to act on the Funds’ instructions to restrict transactions by investors who the Manager has identified as having violated the Funds’ policies and procedures to deter frequent trading and market timing.

The Funds reserve the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the Funds’ policies and procedures to deter frequent trading and market timing will have the intended effect nor that the Manager will be able to detect frequent trading and market timing.

Distributions and Taxes

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions on a class of Fund shares will be reinvested in additional shares of the same class. Monthly distributions are paid to shareholders on

About Your Investment	Prospectus
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the first business day of the following month. Distributions are paid as follows:

Other
Distributions
Fund	Dividends Paid	Paid
Balanced	Annually	Annually
Large Cap Value	Annually	Annually
Large Cap Growth	Annually	Annually
Mid-Cap Value	Annually	Annually
Small Cap Value	Annually	Annually
International Equity	Annually	Annually
Emerging Markets	Annually	Annually
S&P 500 Index	April, July, October and December	Annually
Small Cap Index	Annually	Annually
International Equity Index	Annually	Annually
High Yield Bond	Monthly	Annually
Intermediate Bond	Monthly	Annually
Short-Term Bond	Monthly	Annually
Treasury Inflation
Protected Securities	July and December	Annually

The qualified retirement and benefit plans of AMR Corporation and its affiliates (“Plans”) pay no federal income tax. Individual participants in the Plans should consult the Plans’ governing documents and their own tax advisors for information on the tax consequences associated with participating in the Plans.
Additional Information

Distribution of Fund Shares

The Funds do not incur any direct distribution expenses related to AMR Class or Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure

Under a master-feeder structure, a “feeder” fund invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases securities for investment. The master-feeder structure works as follows:

Each Master-Feeder Fund can withdraw its investment in its corresponding Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Portfolio Holdings

With the exception of the International Equity Index, S&P 500 Index, and Small Cap Index Funds, a complete listing of each Fund’s holdings is made available on the Funds’ website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a Fund’s complete list of holdings, go to www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on . . .” menu on the home page. A list of each Fund’s ten largest holdings is made available on the Funds’ website on a quarterly basis. The ten largest holdings of the International Equity Index, S&P 500 Index, and Small Cap Index Funds are generally posted to the website approximately thirty days after the end of each calendar quarter, and the ten largest holdings of all other Funds are generally posted to the website approximately fifteen days after the end of each calendar quarter. Each Fund’s list of its ten largest holdings remains available on the website until the next quarter. To access a Fund’s ten largest holdings on www.americanbeaconfunds.com, select “Fund Holdings” under the “I want info on . . .” menu on the home page or select the “Funds Info” tab on the home page and then click on the name of the Fund.

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57

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund’s financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds’ financial statements, is found in the Funds’ Annual Report, which you may obtain upon request.

	Balanced Fund-AMR Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$15.27	$14.49	$13.87	$12.60	$10.98

Income from investment operations:
Net investment incomeA	0.50	0.45	0.39	0.32	0.34
Net gains on securities (both realized and unrealized)B	0.89	1.46	1.05	1.31	1.78

Total income from investment operations	1.39	1.91	1.44	1.63	2.12

Less distributions:
Dividends from net investment income	(0.45)	(0.41)	(0.35)	(0.36)	(0.50)
Distributions from net realized gains on securities	(0.72)	(0.72)	(0.47)	—	—

Total distributions	(1.17)	(1.13)	(0.82)	(0.36)	(0.50)

Net asset value, end of period	$15.49	$15.27	$14.49	$13.87	$12.60

Total return	9.59%	13.98%	10.63%	13.13%	20.06%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$898,584	$817,333	$712,073	$636,420	$557,612
Ratios to average net assets (annualized):
Expenses, net of waivers	0.31%	0.33%	0.33%	0.37%	0.38%
Expenses, before waivers	0.31%	0.33%	0.33%	0.37%	0.38%
Net investment income, net of waivers	3.21%	3.08%	2.70%	2.40%	2.98%
Net investment income, before waivers	3.21%	3.08%	2.70%	2.40%	2.98%
Portfolio turnover rate	50%	59%	58%	62%	69%

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

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	Large Cap Value Fund-AMR Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004	2003
Net asset value, beginning of period	$23.55	$20.78	$18.02	$15.44	$12.40

Income from investment operations:
Net investment incomeA	0.45	0.35	0.31	0.30	0.29
Net gains on securities (both realized and unrealized)	2.76	3.47	2.73	2.58	3.06

Total income from investment operations	3.21	3.82	3.04	2.88	3.35

Less distributions:
Dividends from net investment income	(0.35)	(0.29)	(0.28)	(0.30)	(0.31)
Distributions from net realized gains on securities	(0.61)	(0.76)	—	—	—

Total distributions	(0.96)	(1.05)	(0.28)	(0.30)	(0.31)

Net asset value, end of period	$25.80	$23.55	$20.78	$18.02	$15.44

Total return	14.03%	19.08%	16.95%	18.89%	27.64%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$972,260	$1,024,899	$848,219	$696,206	$598,869
Ratios to average net assets (annualized):
Expenses, net of waivers	0.32%	0.34%	0.35%	0.39%	0.36%
Expenses, before waivers	0.32%	0.34%	0.35%	0.39%	0.36%
Net investment income, net of waivers	2.13%	2.18%	1.87%	1.79%	2.13%
Net investment income, before waivers	2.13%	2.18%	1.87%	1.79%	2.13%
Portfolio turnover rate	20%	26%	25%	29%	27%

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

	Large Cap Growth Fund-AMR Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006A	2005	2004	2003
Net asset value, beginning of period	$6.95	$6.21	$5.84	$5.48	$4.54

Income from investment operations:
Net investment incomeA	0.06	0.05	0.06	0.02	0.02
Net gains (losses) on securities (both realized and unrealized)A	0.77	0.73	0.36	0.36	0.93

Total income (loss) from investment operations	0.83	0.78	0.42	0.38	0.95

Less distributions:
Dividends from net investment income	(0.06)	(0.04)	(0.05)	(0.02)	(0.01)
Distributions from net realized gains on securities	—	—	—	—	—

Total distributions	(0.06)	(0.04)	(0.05)	(0.02)	(0.01)

Net asset value, end of period	$7.72	$6.95	$6.21	$5.84	$5.48

Total return	12.07%	12.52%	7.22%	6.88%	21.09%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$101,698	$82,042	$63,183	$55,121	$48,926
Ratios to average net assets (annualized):
Expenses, net of waivers	0.60%	0.59%	0.64%	0.71%	0.68%
Expenses, before waivers	0.60%	0.59%	0.64%	0.71%	0.68%
Net investment income, net of waivers	0.85%	0.88%	0.98%	0.34%	0.40%
Net investment income, before waivers	0.85%	0.88%	0.98%	0.34%	0.40%
Portfolio turnover rate	128%	181%	164%	131%	138%

A	On September 12, 2006, The Renaissance Group LLC assumed management of the Large Cap Growth Fund’s assets previously managed by J.P. Morgan Investment Management Inc.

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	Mid-Cap Value Fund-
	AMR Class
	(formerly Institutional Class prior to December 1, 2005)A
	Year Ended			June 30 to
	October 31,			October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004
Net asset value, beginning of period	$10.87	$11.72	$10.27	$10.00

Income from investment operations:
Net investment income	0.18	0.12	0.13	0.02	B
Net gains on securities (both realized and unrealized)	0.36	1.75	1.37	0.25

Total income from investment operations	0.54	1.87	1.50	0.27

Less distributions:
Dividends from net investment income	(0.08)	(0.14)	(0.05)	—
Distributions from net realized gains on securities	(0.26)	(2.58)	—	—

Total distributions	(0.34)	(2.72)	(0.05)	—

Redemption fees added to beneficial interests	—	—	—	—
Net asset value, end of period	$11.07	$10.87	$11.72	$10.27

Total return	5.19%	19.16%	14.63%	2.70	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$78,794	$66,290	$44,342	$25,546
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	0.75%	0.97%	1.01%	1.14	%D
Expenses, before expense reimbursements (recoupments)	0.75%	0.92%	1.02%	1.34	%D
Net investment income, after expense reimbursements (recoupments)	1.41%	1.38%	0.92%	0.73	%D
Net investment income, before expense reimbursements (recoupments)	1.40%	1.42%	0.91%	0.53	%D
Portfolio turnover rate	35%	42%	298%	6	%C

A	On November 30, 2005, the Mid-Cap Value Fund’s Institutional Class of shares was renamed the AMR Class and the Fund began offering a new class of shares known as the Institutional Class.

B	Based on average shares outstanding.

C	Not annualized.

D	Annualized.

	Small Cap Value Fund-AMR Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005B	2004C	2003A
Net asset value, beginning of period	$22.48	$20.38	$18.78	$16.13	$11.30

Income from investment operations:
Net investment income	0.30	0.27	0.21	0.14	0.10
Net gains on securities (both realized and unrealized)	1.08	2.91	2.26	3.04	5.15

Total income from investment operations	1.38	3.18	2.47	3.18	5.25

Less distributions:
Dividends from net investment income	(0.25)	(0.19)	(0.10)	(0.09)	(0.14)
Distributions from net realized gains on securities	(1.56)	(0.89)	(0.77)	(0.44)	(0.28)

Total distributions	(1.81)	(1.08)	(0.87)	(0.53)	(0.42)

Net asset value, end of period	$22.05	$22.48	$20.38	$18.78	$16.13

Total return	6.39%	16.12%	13.23%	20.12%	47.93%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$411,406	$412,857	$424,965	$438,353	$327,542
Ratios to average net assets (annualized):
Expenses, net of waivers	0.54%	0.55%	0.58%	0.60%	0.61%
Expenses, before waivers	0.54%	0.55%	0.58%	0.60%	0.61%
Net investment income, net of waivers	1.21%	1.10%	0.94%	0.84%	0.95%
Net investment income, before waivers	1.21%	1.10%	0.94%	0.84%	0.95%
Portfolio turnover rate	52%	48%	47%	35%	75%

A	Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

B	Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.

C	The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.

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	International Equity Fund-AMR Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004A	2003B
Net asset value, beginning of period	$24.86	$21.12	$18.58	$15.54	$12.18

Income from investment operations:
Net investment incomeCD	0.73	0.63	0.50	0.34	0.29
Net gains on securities (both realized and unrealized)C	4.33	4.92	2.33	3.14	3.46

Total income from investment operations	5.06	5.55	2.83	3.48	3.75

Less distributions:
Dividends from net investment income	(0.56)	(0.48)	(0.29)	(0.44)	(0.39)
Distributions from net realized gains on securities	(1.82)	(1.33)	—	—	—

Total distributions	(2.38)	(1.81)	(0.29)	(0.44)	(0.39)

Redemption fees added to beneficial interestE	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$27.54	$24.86	$21.12	$18.58	$15.54

Total return	21.86%	27.88%	15.32%	22.84%	31.77%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$672,680	$563,231	$448,096	$460,114	$322,801
Ratios to average net assets (annualized):
Expenses, net of waiversC	0.42%	0.45%	0.44%	0.49%	0.52%
Expenses, before waiversC	0.42%	0.45%	0.44%	0.49%	0.52%
Net investment income, net of waiversC	2.77%	2.76%	2.49%	1.97%	2.22%
Net investment income, before waiversC	2.77%	2.76%	2.49%	1.97%	2.22%
Portfolio turnover rateF	0.38%	40%	37%	36%	44%

A	The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

B	Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

C	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master International Equity Portfolio through February 28, 2006.

D	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

E	Amounts represent less than $0.01 per share.

F	The International Equity Fund invested all of its investable assets in the American Beacon Master International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the Portfolio.

	Emerging Markets Fund-AMR Class
	Year Ended October 31,
For a share outstanding throughout the period:	2007		2006	2005	2004	2003
Net asset value, beginning of period	$17.52		$15.17	$12.68	$10.66	$7.22

Income from investment operations:
Net investment income	0.19		0.15	0.24	0.10	0.07
Net gains (losses) on securities (both realized and unrealized)	9.30		4.65	3.42	2.00	3.44

Total income (loss) from investment operations	9.49		4.80	3.66	2.10	3.51

Less distributions:
Dividends from net investment income	(0.15)		(0.24)	(0.09)	(0.08)	(0.07)
Distributions from net realized gains on securities	(2.49)		(2.21)	(1.08)	—	—

Total distributions	(2.64)		(2.45)	(1.17)	(0.08)	(0.07)

Redemption fees added to beneficial interests	—	A	—	—	—	—
Net asset value, end of period	$24.37		$17.52	$15.17	$12.68	$10.66

Total return	61.19%		34.87%	30.43%	20.00%	48.84%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$271,726		$135,146	$94,864	$74,199	$51,498
Ratios to average net assets (annualized):
Expenses, net of waivers	1.37%		1.30%	1.25%	1.59%	1.50%
Expenses, before waivers	1.37%		1.30%	1.25%	1.59%	1.50%
Net investment income, net of waivers	1.25%		1.01%	1.60%	1.01%	0.92%
Net investment income, before waivers	1.25%		1.01%	1.60%	1.01%	0.92%
Portfolio turnover rate	81%		67%	63%	76%	80%

A	Amounts represent less than $0.01 per share.

Prospectus	Additional Information
61

	High Yield Bond
	Fund-AMR Class
	September 4 to
	October 31,
For a share outstanding throughout the period:	2007
Net asset value, beginning of period	$9.94

Income from investment operations:
Net investment income	0.12
Net gains on securities (both realized and unrealized)	0.17

Total income from investment operations	0.29

Less distributions:
Dividends from net investment income	(0.12)
Distributions from net realized gains on securities	—

Total distributions	(0.12)

Net asset value, end of period	$10.11

Total return	2.94	%A

Ratios and supplemental data:
Net assets, end of period (in thousands)	$82,322
Ratios to average net assets (annualized):
Expenses, net of waivers	0.61	%B
Expenses, before waivers	0.61	%B
Net investment income, net of waivers	7.54	%B
Net investment income, before waivers	7.54	%B
Portfolio turnover rate	92	%C

A	Not Annualized.

B	Annualized.

C	Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

	S&P 500 Index Fund-Institutional Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007	2006	2005		2004	2003
Net asset value, beginning of period	$19.19	$16.90	$16.43		$15.10	$11.96

Income from investment operationsA:
Net investment income	0.39	0.33	0.29		0.29	0.21
Net gains (losses) on investments, foreign currency and futures transactions (both realized and unrealized)	0.65	2.30	0.47		1.32	3.14

Total from investment operations	1.04	2.63	0.76		1.61	3.35

Less distributions:
Dividends from net investment income	(0.38)	(0.34)	(0.29)		(0.28)	(0.21)
Tax return of capital	—	—	0.00	B	—	—

Total distributions	(0.38)	(0.34)	(0.29)		(0.28)	(0.21)

Net asset value, end of period	$19.85	$19.19	$16.90		$16.43	$15.10

Total return	5.39%	15.69%	4.74%		10.76%	28.26%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$271,746	$223,008	$225,857		$244,668	$245,251
Ratios to average net assets (annualized)A:
Net investment income, net of waivers	1.89%	1.85%	1.75%		1.85%	1.63%
Net investment income, before waivers	1.89%	1.85%	1.75%		1.85%	1.63%
Expenses, including expenses of the master portfolio, net of waivers	0.13%	0.14%	0.13%		0.17%	0.14%
Expenses, including expenses of the master portfolio, before waivers	0.13%	0.14%	0.13%		0.17%	0.14%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

Additional Information	Prospectus
62

	Small Cap Index Fund-Institutional Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007		2006	2005		2004	2003
Net asset value, beginning of period	$14.89		$12.78	$12.57		$11.27	$7.70

Income from investment operationsA:
Net investment income	0.32		0.17	0.16		0.14	0.04
Net gains (losses) on investments, foreign currency and futures transactions (both realized and unrealized)	(0.53)		2.11	0.42		1.87	3.57

Total from investment operations	(0.21)		2.28	0.58		2.01	3.61

Less distributions:
Dividends from net investment income	(0.31)		(0.17)	(0.17)		(0.13)	(0.04)
Distributions from net realized gain on investments	(0.80)		—	(0.15)		(0.58)	—
Tax return of capital	(0.06	)B	—	(0.05	)B	—	—

Total distributions	(1.17)		(0.17)	(0.37)		(0.71)	(0.04)

Net asset value, end of period	$13.51		$14.89	$12.78		$12.57	$11.27

Total return	(1.63%)		17.85%	4.51%		17.91%	46.90%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$52,325		$151,878	$46,113		$39,196	$67,756
Ratios to average net assets (annualized)A:
Net investment income	1.49%		1.49%	1.12%		0.90%	1.04%
Expenses, including expenses of the master portfolio	0.20%		0.18%	0.18%		0.22%	0.24%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Small Cap Index Series.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

	International Equity Index Fund-Institutional Class
	Year Ended December 31,
For a share outstanding throughout the period:	2007		2006	2005		2004	2003
Net asset value, beginning of period	$12.76		$10.33	$9.39		$8.01	$5.86

Income from investment operationsA:
Net investment income	0.52		0.23	0.21		0.17	0.14
Net gains (losses) on investments, foreign currency and futures transactions (both realized and unrealized)	0.85		2.50	1.06		1.44	2.13

Total from investment operations	1.37		2.73	1.27		1.61	2.27

Less distributions:
Dividends from net investment income	(0.53)		(0.23)	(0.24)		(0.23)	(0.12)
Dividends from net realized gains on investments	(0.22)		(0.07)	—		—	—
Tax return of capital	(0.01	)B	—	(0.09	)B	—	—

Total distributions	(0.76)		(0.30)	(0.33)		(0.23)	(0.12)

Net asset value, end of period	$13.37		$12.76	$10.33		$9.39	$8.01

Total return	10.68%		26.52%	13.58%		20.12%	38.87%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$267,293		$162,113	$90,200		$23,156	$10,043
Ratios to average net assets (annualized)A:
Net investment income	2.96%		2.44%	2.49%		2.16%	2.71%
Expenses, including expenses of the master portfolio	0.19%		0.22%	0.23%		0.26%	0.31%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master International Index Series.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

Prospectus	Additional Information
63

	Intermediate Bond Fund-Institutional Class
	(formerly AMR Class prior to 3/1/05)
	Year Ended October 31,
For a share outstanding throughout the period:	2007	2006	2005A	2004	2003
Net asset value, beginning of period	$10.02	$10.01	$10.33	$10.24	$10.22

Income from investment operations:
Net investment income	0.50	0.46	0.42	0.40	0.45
Net gains (losses) on securities (both realized and unrealized)	0.07	0.02	(0.29)	0.14	0.02

Total income from investment operations	0.57	0.48	0.13	0.54	0.47

Less distributions:
Dividends from net investment income	(0.49)	(0.47)	(0.45)	(0.45)	(0.45)
Distributions from net realized gains on securities	—	—	—	—	—

Total distributions	(0.49)	(0.47)	(0.45)	(0.45)	(0.45)

Net asset value, end of period	$10.10	$10.02	$10.01	$10.33	$10.24

Total return	5.83%	4.96%	1.26%	5.38%	4.62%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$109,674	$97,319	$93,270	$96,242	$131,927
Ratios to average net assets (annualized):
Expenses, net of waivers	0.34%	0.35%	0.31%	0.34%	0.32%
Expenses, before waivers	0.34%	0.35%	0.31%	0.34%	0.32%
Net investment income, net of waivers	4.86%	4.64%	4.12%	3.97%	4.32%
Net investment income, before waivers	4.86%	4.64%	4.12%	3.97%	4.32%
Portfolio turnover rate	85%	122%	119%	106%	187%

A	On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0202. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

	Short-Term Bond Fund-Institutional Class
	(formerly AMR Class prior to 3/1/05)
	Year Ended October 31,
For a share outstanding throughout the period:	2007		2006		2005A	2004	2003
Net asset value, beginning of period	$8.74		$8.75		$9.07	$9.31	$9.44

Income from investment operations:
Net investment income	0.39	B	0.32	B	0.29	0.27	0.42
Net gains (losses) on securities (both realized and unrealized)	0.09		0.07		(0.20)	(0.05)	(0.07)

Total income from investment operations	0.48		0.39		0.09	0.22	0.35

Less distributions:
Dividends from net investment income	(0.43)		(0.40)		(0.41)	(0.46)	(0.48)
Distributions from net realized gains on securities	—		—		—	—	—
Total distributions	(0.43)		(0.40)		(0.41)	(0.46)	(0.48)

Net asset value, end of period	$8.79		$8.74		$8.75	$9.07	$9.31

Total return	5.61%		4.56%		1.00%	2.39%	3.82%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$89,427		$73,417		$79,683	$80,504	$91,911
Ratios to average net assets (annualized):
Expenses, net of waivers	0.37%		0.35%		0.33%	0.33%	0.33%
Expenses, before waivers	0.37%		0.35%		0.33%	0.33%	0.33%
Net investment income, net of waivers	4.48%		3.64%		3.15%	3.00%	4.54%
Net investment income, before waivers	4.48%		3.64%		3.15%	3.00%	4.54%
Portfolio turnover rate	40%		48%		38%	41%	81%

A	On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0014. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

Additional Information	Prospectus
64

	Treasury Inflation Protected
	Securities Fund-Institutional Class
	Year Ended						June 30 to
	December 31,						December 31,
For a share outstanding throughout the period	2007		2006		2005		2004A
Net asset value, beginning of period	$9.53		$9.75		$10.16		$10.00

Income from investment operations:
Net investment income	0.45		0.29		0.56	B	0.18	B
Net gains on securities (both realized and unrealized)	0.59		(0.19)		(0.37)		0.21

Total income from investment operations	1.04		0.10		(0.19)		0.39

Less distributions:
Dividends from net investment income	(0.39)		(0.29)		(0.55)		(0.23)
Distributions from net realized gains on securities	—		—		(0.05)		0.00	C
Tax Return of capital	0.00	C,D	(0.03	)D	—		—

Total distributions	(0.39)		(0.32)		(0.60)		(0.23)

Net asset value, end of period	$10.18		$9.53		$9.75		$10.16

Total return	11.22%		1.05%		1.86%		3.94	%E

Ratios and supplemental data:
Net assets, end of period (in thousands)	$223,697		$33,792		$30,584		$20,943
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	0.43%		0.49%		0.44%		0.46%
Expenses, before expense reimbursements (recoupments)	0.43%		0.49%		0.39%		0.62%
Net investment income, after expense reimbursements (recoupments)	4.74%		2.94%		5.45%		3.34%
Net investment income, before expense reimbursements (recoupments)	4.74%		2.94%		5.50%		3.18%
Portfolio turnover rate	139%		259%		355%		190	%E

A	The American Beacon Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

B	Based on average shares outstanding.

C	Amount represents less than $0.01 per share.

D	The tax return of capital is calculated based on outstanding shares at the time of distribution.

E	Not annualized.

Prospectus	Additional Information
65

Additional Information

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-345-2345 or you may access them on the Funds’ website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report	Statement of Additional Information (SAI)
The Funds’ Annual and Semi-Annual Reports list each Fund’s actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds’ performance. The report of the Funds’ Independent Registered Public Accounting Firm is included in the Annual Report.
The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Funds or to request a copy of the documents listed above:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-345-2345	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643	american beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services Portland, Maine

SEC File Number 811-4984

American Beacon Funds is a service mark of AMR Corporation. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon Small Cap Index Fund, American Beacon International Equity Index Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

Prospectus	Additional Information

GUIDANCE l VISION l EXPERIENCE PROSPECTUS March 1, 2008 SERVICE CLASS Balanced Fund Large Cap Value Fund Mid-Cap Value Fund Small Cap Value Fund International Equity Fund The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund’s prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

About the Funds

Overview	2
Balanced Fund	3
Large Cap Value Fund	7
Mid-Cap Value Fund	10
Small Cap Value Fund	13
International Equity Fund	16
The Manager	19
The Sub-Advisors	20
Valuation of Shares	25

About Your Investment
Purchase and Redemption of Shares	25
Frequent Trading and Market Timing	30
Distributions and Taxes	31

Additional Information
Distribution of Fund Shares	32
Portfolio Holdings	32
Delivery of Documents	32
Financial Highlights	32
Additional InformationBack Cover
About the Funds

Overview

The American Beacon Funds (the “Funds”) are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly owned subsidiary of AMR Corporation.

About the Funds	Prospectus
2

American Beacon

Balanced FundSM

Investment Objective

Income and capital appreciation.

Principal Strategies

Ordinarily, between 50% and 70% of the Fund’s total assets are invested in equity securities and between 30% and 50% of the Fund’s total assets are invested in debt securities.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets are currently allocated among the Manager and the following three investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine Global, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund’s guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets, nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund’s investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a “top-down” or “bottom-up” investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.
•	Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

Prospectus	About the Funds
3

American Beacon

Balanced FundSM — (continued)

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

Market Risk (Stocks)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Value Stocks Risk (Stocks)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Interest Rate Risk (Bonds)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk (Bonds)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk (Bonds)
The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

About the Funds	Prospectus
4

American Beacon

Balanced FundSM — (continued)

When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to three broad-based market indices, an index specific to the Fund’s strategy, and the Lipper Mixed-Asset Target Allocation Growth (MATAG) Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund’s strategy do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 31, 2005. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 1, 1994. In the chart and table below, performance results before May 31, 2005 are for the older class. Because the other class had lower expenses, its performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	13.65%
(1/1/98 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–10.75%
(1/1/98 through 12/31/07)	(3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	1.62%	11.19%	6.60%
Return After Taxes on Distributions	-0.29%	9.73%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares	2.14%	9.26%	4.77%

Balanced Composite Index[1]	2.79%	10.57%	7.29%
Russell 1000® Value Index[1]	-0.17%	14.63%	7.68%
Lehman Brothers Aggregate Index[1]	6.97%	4.42%	5.97%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper MATAG Funds Index[2]	6.53%	11.45%	6.62%

[1]	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Lehman Brothers Aggregate Index have been combined in a 60%/40% proportion. Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper MATAG Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-

Prospectus	About the Funds
5

American Beacon

Balanced FundSM — (continued)

deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.27%
Distribution (12b-1) Fees	0.25
Other Expenses	0.55%
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.08%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
6

American Beacon

Large Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index1 at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2007, the market capitalizations of the companies in the Russell 1000 Index ranged from $479 million to $527.8 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund’s assets are currently allocated among four investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Global Investment Management, LLC

Hotchkis and Wiley Capital Management, LLC

Metropolitan West Capital Management, LLC

The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Global Investment Management, LLC and Metropolitan West Capital Management, LLC.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

• above-average earnings growth potential,
• below-average price to earnings ratio,
• below-average price to book value ratio, and
• above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

1     Russell 1000 ® Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
7

American Beacon

Large Cap Value FundSM — (continued)

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to two broad-based market indices and the Lipper Large-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 31, 2005. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 1, 1994. In the chart and table below, performance results before May 31, 2005 are for the older class. Because the other class had lower expenses, its performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	19.76% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	–18.68% (3rd Quarter 2002)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	2.68%	16.50%	7.45%
Return After Taxes on Distributions	1.81%	15.87%	5.92%
Return After Taxes on Distributions and Sale of Fund Shares	2.48%	14.43%	5.69%

Russell 1000® Value Index[1]	-0.17%	14.63%	7.68%
Linked S&P 500/Citigroup Value Index[1]	2.00%	14.81%	6.69%
Lipper Large-Cap Value Funds Index[2]	2.46%	13.04%	6.12%

[1]	Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index (“Barra Index”) up to October 31, 2005 and the S&P 500/Citigroup Value Style Index (“Citigroup Index”) thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500. The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. Effective November 1, 2007, the

About the Funds	Prospectus
8

American Beacon

Large Cap Value FundSM — (continued)

benchmark for the Fund’s equity securities changed from the Linked S&P 500/Citigroup Value Index to the Russell 1000 Value Index, as it is a more widely accepted benchmark for large cap value stocks.

[2]	The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.28%
Distribution (12b-1) Fees	0.25
Other Expenses	0.54
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.08%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
9

American Beacon

Mid-Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap® Index1 at the time of investment. As of December 31, 2007, the market capitalizations of the companies in the Russell Midcap Index ranged from $479 million to $42.1 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar- denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager currently allocates the Fund’s assets, generally on an equal basis, between two investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Pzena Investment Management, LLC (“Pzena”)

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index():

•	above-average earnings growth potential,
•	below-average price to earnings ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow’s portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or “deep” value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with “normal earnings” defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company’s history and the history of its industry).

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In

(1     Russell Midcap Index is a registered trademark of Frank Russell Company.

About the Funds	Prospectus
10

American Beacon

Mid-Cap Value FundSM — (continued)

general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on June 30, 2007. However, three other classes of shares of the Fund not offered in this Prospectus (the AMR Class, the Institutional Class and the PlanAhead Class) began offering their shares on June 30, 2004, November 30, 2005, and March 1, 2006, respectively. In the chart and table below, performance results prior to November 30, 2005 are for the AMR Class, performance results from November 30, 2005 through February 28, 2006 are for the Institutional Class, performance results from March 1, 2006 to June 30, 2007 are for the PlanAhead Class, and performance results since June 30, 2007 are for the Service Class of the Fund. Because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	7.01%
(1/1/05 through 12/31/07)	(4th Quarter 2006)
Lowest Quarterly Return:	-7.07%
(1/1/05 through 12/31/07)	(4th Quarter 2007)

Prospectus	About the Funds
11

American Beacon

Mid-Cap Value FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
		Since Inception
	1 Year	(6/30/04)
Return Before Taxes	-5.35%	9.30%
Return After Taxes on Distributions	-6.81%	6.42%
Return After Taxes on Distributions and Sale of Fund Shares	-2.05%	6.69%

Russell Midcap® Value Index[1]	-1.42%	13.15%
Lipper Mid-Cap Value Funds Index[2]	3.62%	11.06%

[1]	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index®. Russell Midcap Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company.

[2]	The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.67%
Distribution (12b-1) Fees	0.25
Other Expenses[1]	0.88 [1]
Acquired Fund Fees and Expenses[2]	0.01

Total Annual Fund Operating Expenses[3]	1.81%

Expense Reimburse/(Recoupment)[4]	0.31%
Net Expenses	1.50%

[1]	Other Expenses are based on estimates for the current fiscal year.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

[4]	The Manager has contractually agreed to reimburse the Service Class of the Fund for Distribution Fees and Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 1.50%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursements to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Service Class of the Fund to exceed 1.50%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$153
3 Years	$539
5 Years	$951
10 Years	$2,101

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
12

American Beacon

Small Cap Value FundSM

Investment Objective

Long-term capital appreciation and current income.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, “stocks”).

The Fund’s assets are currently allocated among five investment sub-advisors:

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)

Opus Capital Group, LLC (“Opus”)

The Boston Company Asset Management, LLC (“The Boston Company”)

The Fund’s Board of Trustees has appointed the following two investment sub-advisors to the Fund, but the Manager has not allocated Fund assets to these sub-advisors:

Dreman Value Management, LLC (“Dreman”)

Metropolitan West Capital Management, LLC (“MetWest Capital”)

The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine Global, Dreman, MetWest Capital, Opus, and The Boston Company as their capacity commitments to the Fund permit.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000® Index1):

•	above-average earnings growth potential,
•	below-average price to earnings ratio, and
•	below-average price to book value ratio.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In

1     Russell 2000 Index is a registered trademark of Frank Russell Company.

Prospectus	About the Funds
13

American Beacon

Small Cap Value FundSM — (continued)

general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on January 1, 1999 and March 1, 1999, respectively. In the chart and table below, performance results before March 1, 1999 are for the Institutional Class, and performance results from March 1, 1999 through April 30, 2003 are for the PlanAhead Class of the Fund. Because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return:	24.65%
(1/1/99 through 12/31/07)	(2nd Quarter 2003)
Lowest Quarterly Return:	–20.90%
(1/1/99 through 12/31/07)	(3rd Quarter 2002)

About the Funds	Prospectus
14

American Beacon

Small Cap Value FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
			Since Inception
	1 Year	5 Years	(12/31/98)
Return Before Taxes	-6.92%	15.68%	12.01%
Return After Taxes on Distributions	-9.03%	14.21%	10.52%
Return After Taxes on Distributions and Sale of Fund Shares	-2.36%	13.41%	9.97%

Russell 2000® Value Index[1]	-9.78%	15.80%	10.94%
Lipper Small-Cap Value Funds Index[2]	-4.57%	16.41%	11.28%

[1]	Russell 2000 Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller capitalization stocks from various industrial sectors.

[2]	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.25
Other Expenses	0.56
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[2]	1.32%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$134
3 Years	$418
5 Years	$723
10 Years	$1,590

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	About the Funds
15

American Beacon

International Equity FundSM

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets.

The Fund’s assets are currently allocated among four investment sub-advisors:

Causeway Capital Management LLC

Lazard Asset Management LLC

Templeton Investment Counsel, LLC

The Boston Company Asset Management, LLC (“The Boston Company”)

The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as it has closed its international value equity strategy to further investments by the Fund. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):

•	above-average return on equity or earnings growth potential,
•	below-average price to earnings or price to cash flow ratio,
•	below-average price to book value ratio, and
•	above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broken-dealers and other institutions to earn additional income.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

Market Risk
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

About the Funds	Prospectus
16

American Beacon

International Equity FundSM — (continued)

Foreign Investing Risk
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund’s fair valuation and market timing policies, please see the sections titled “Valuation of Shares” and “Frequent Trading and Market Timing.”

Derivatives Risk
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk
Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 1, 2003. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 1, 1994. In the chart and table below, performance results before May 1, 2003 are for the older class of the Fund. Because the other class had lower expenses, its performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/98 through 12/31/07)	21.79% (2nd Quarter 2003)
Lowest Quarterly Return: (1/1/98 through 12/31/07)	–22.51% (3rd Quarter 2002)

Prospectus	About the Funds
17

American Beacon

International Equity FundSM — (continued)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Return Before Taxes	9.18%	21.47%	9.95%
Return After Taxes on Distributions	6.95%	20.21%	8.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.55%	18.87%	8.32%

MSCI EAFE Index[1]	11.17%	21.59%	8.66%
Lipper International Funds Index[2]	14.25%	21.83%	9.46%

[1]	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

[2]	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.34%
Distribution (12b-1) Fees	0.25
Other Expenses	0.56%
Acquired Fund Fees and Expenses[2]	0.00

Total Annual Fund Operating Expenses[3]	1.15%

[1]	Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.

[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$117
3 Years	$365
5 Years	$633
10 Years	$1,398

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	Prospectus
18

The Manager

The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2007, the Manager had approximately $60.9 billion of assets under management, including approximately $31.1 billion under active management and $29.8 billion as named fiduciary or financial advisor. Approximately $27.0 billion of the Manager’s total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager:

•	develops the investment programs for each Fund,
•	selects and changes sub-advisors (subject to requisite approvals),
•	allocates assets among sub-advisors,
•	monitors the sub-advisors’ investment programs and results,
•	coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,
•	oversees each Fund’s securities lending activities and actions taken by the securities lending agent, and
•	invests the portion of Fund assets which the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of each Fund.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund’s net fixed income assets under its management. In addition, the Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net monthly income generated from the Funds’ securities lending activities. Currently, the Manager receives 10% of such income. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 2007, net of reimbursements and shown as a percentage of average net assets, were as follows:

Management
Fund	Fees
Balanced	0.27%
Large Cap Value	0.28%
Mid-Cap Value	0.67%
Small Cap Value	0.50%
International Equity	0.34%

A discussion of the Board’s consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager is available in the Funds’ annual reports dated October 31, 2007.

Douglas G. Herring and Wyatt C. Crumpler are the leaders of the Manager’s portfolio management team that has joint responsibility for the day-to-day management of the Funds. Mr. Herring and Mr. Crumpler are responsible for developing each Fund’s investment program and recommending sub-advisors to the Funds’ Board of Trustees. In addition, Mr. Crumpler, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor’s performance and allocates the Funds’ assets among the sub-advisors and the Manager, as applicable.

Funds Under Management	Team Members
Balanced, Large Cap Value, Mid-Cap Value, and Small Cap Value	Adriana R. Posada
International Equity	Kirk L. Brown

Mr. Herring is President and CEO of the Manager and has served on the portfolio management team since September 2006. Prior to joining the Manager, Mr. Herring was Vice President and Controller of American Airlines, Inc. from August 1998 to March 2006. Mr. Crumpler joined the Manager in January 2007 as Vice President of Trust Investments and a member of the portfolio management team. From January 2004 to January 2007, Mr. Crumpler was Managing Director of Corporate Accounting at American Airlines, Inc. Prior to that time, he was Director of IT Strategy and Finance for American Airlines, Inc. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Mr. Brown is Managing Director of Trust and Alternative Investments, and he has served on the portfolio management team since February 1994. The Funds’ Statement of Additional Information (“SAI”) provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.

Michael W. Fields oversees the team responsible for the portfolio management of a portion of the Balanced Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for the Manager’s portion of the Balanced Fund. In addition to Mr. Fields, the team responsible for the portfolio management of the

Prospectus	About the Funds
19

Balanced Fund includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as a Senior Portfolio Manager since January 1999 and has managed a portion of the Balanced Fund since September 2001. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Fund’s holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund since November 2002. She has responsibility for credit and relative value analysis of corporate bonds. The Funds’ SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Balanced Fund and their compensation.

The Sub-Advisors

Each Fund’s assets are allocated among one or more sub-advisors by the Manager. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund’s assets in accordance with the Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund’s shareholders, but subject to approval of the Funds’ Board of Trustees (“Board”). The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.

Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. (“Barrow”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2007, Barrow had discretionary investment management authority with respect to approximately $65.4 billion of assets, including approximately 4.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, and Small Cap Value Funds.

Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.

Business
Name and Title of	Length of Service	Experience
Portfolio Managers	to Fund	Past 5 Years

Balanced & Large Cap Value Funds	Since Inception	Portfolio Manager/Barrow
James P. Barrow
Portfolio Manager/Partner

Mid-Cap Value Fund	Since Inception	Portfolio
James P. Barrow		Manager/Barrow
Portfolio Manager/Partner

Mark Giambrone	Since Inception	Portfolio
Portfolio Manager/Partner		Manager/Barrow

Small Cap Value Fund	Since 2003	Portfolio
James S. McClure		Manager/Barrow
Portfolio Manager

John P. Harloe	Since 2003	Portfolio
Portfolio Manager		Manager/Barrow

Balanced Fund	Since Inception	Portfolio
John S. Williams		Manager/Barrow
Portfolio Manager

David H. Hardin	Since Inception	Portfolio
Portfolio Manager		Manager/Barrow

J. Scott McDonald	Since 1994	Portfolio
Portfolio Manager		Manager/Barrow

Mark C. Luchsinger	Since 1996	Portfolio
Portfolio Manager		Manager/Barrow

Deborah A. Petruzzelli	Since 2002	Portfolio
Portfolio Manager		Manager/Barrow

Portfolio managers have broad research responsibilities, although they focus their efforts on particular sectors. Analysts have specific industry assignments for more specialized, in-depth research.

Barrow manages its fixed income portion of the Balanced Fund using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals — five senior portfolio managers and one dedicated research analyst. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“Brandywine Global”), formerly known as Brandywine Asset Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104, is a professional investment advisory firm founded in 1986. Brandywine Global is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2007, Brandywine had assets under management totaling approximately $49.2 billion, including approximately $4.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine

About the Funds	Prospectus
20

Global serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

Brandywine Global Portfolio Managers for the
Balanced and Large Cap Value Funds

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine Global’s Executive Committee and serves as lead Portfolio Manager of Brandywine Global’s fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine Global’s domestic equity products. Mr. Lesutis joined Brandywine Global in 1991 and has served as lead portfolio manager to Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine Global’s large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine Global’s equity products. Mr. Gaskins has been with Brandywine Global since 1996 and has co-managed Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as co-lead Portfolio Manager for Brandywine Global’s fixed income and balanced strategies and also contributes his extensive knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine Global’s large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine Global’s equity products. He joined Brandywine Global in 1991 and has served as a portfolio manager to Brandywine Global’s portion of the fixed income portion of the Balanced Fund since April 1996.

Brandywine Global Portfolio Managers for the
Small Cap Value Fund

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine Global’s diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine Global’s Executive Committee. He joined Brandywine Global in 1987 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as Co-Manager for Brandywine Global’s diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine Global’s information systems. Mr. Tonkovich has been with Brandywine Global since 1989 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”), 11111 Santa Monica Blvd., Suite 1500, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2007, Causeway had approximately $17.3 billion in assets under management, including approximately $1.9 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.

Causeway’s portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin.

Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“MLIM”) since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since August 2001.

Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since August 2001.

James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.

Jonathan P. Eng is a Director of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.

Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples,

Prospectus	About the Funds
21

industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.

DREMAN VALUE MANAGEMENT, LLC (“Dreman”), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor firms dating back to 1977. As of December 31, 2007, Dreman had approximately $18.8 billion of assets under management, which included approximately $351 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.

David N. Dreman is the Lead Portfolio Manager for Dreman’s portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Mr. Dreman has managed Dreman’s portion of the Fund since August 2005. E. Clifton Hoover, Jr. and Mark Roach serve as Co-Portfolio Managers for Dreman’s portion of the Fund. Mr. Roach has been a Managing Director and Portfolio Manager of Dreman since 2006. From 2002 to 2006, he was a Portfolio Manager at Vaughan Nelson Investment Management. Mr. Roach has managed Dreman’s portion of the Fund since November 2006. Mr. Hoover has been Co-Chief Investment Officer and Managing Director of Large and Small Cap Value Strategies for Dreman since 2006. From 1997 to 2006, he was Managing Director and a Portfolio Manager at NFJ Investment Group. Mr. Hoover has managed Dreman’s portion of the Fund since November 2006.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (“Hotchkis”), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2007, Hotchkis had approximately $27.6 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis’ investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. The culmination of this process is the formation of a “target portfolio” for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced (equity portion), Large Cap Value and Small Cap Value Funds are managed by Hotchkis’ investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis’ portion of each Fund’s assets. This list does not include all members of the investment team.

Hotchkis Portfolio Managers for the
Balanced and Large Cap Value Funds

George Davis, Patricia McKenna, Sheldon Lieberman, Stan Majcher, and David Green participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Funds. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Funds’ cash flows, which includes directing the Funds’ purchases and sales to ensure that the Funds’ holdings remain reflective of the “target portfolio.”

Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to Hotchkis’ portion of the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis’ portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis’ portion of the Funds since then. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis’ portion of the Funds since 1999. Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis’ portion of the Funds since 1997.

Hotchkis Portfolio Managers for the
Small Cap Value Fund

David Green, Jim Miles, Stan Majcher, George Davis, and Judd Peters participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for Hotchkis’ portion of the Fund. Mr. Green and Mr. Majcher are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

About the Funds	Prospectus
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Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis’ portion of the Fund since 1999. Mr. Miles, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis’ portion of the Fund since 1999. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis’ portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis’ portion of the Funds since 1999. Mr. Peters, currently Portfolio Manager, joined Hotchkis in 1999 as an Analyst and became Portfolio Manager in 2002. He has served as portfolio manager to Hotchkis’ portion of the Fund since 2002.

LAZARD ASSET MANAGEMENT LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Frères & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007, including approximately $713 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.

The following individuals comprise Lazard’s International Equity management team, which is responsible for the day-to-day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.

John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global strategies. He is also Portfolio Manager on the Global Equity and International Equity portfolio teams. He joined Lazard in 1991 and began working in the investment field in 1981. Mr. Reinsberg has co-managed Lazard’s portion of the Fund since March 1999.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity and Global Equity teams. He joined Lazard in 1992 and has worked in the investment field since 1987. Mr. Bennett has co-managed Lazard’s portion of the Fund since May 2003.

Michael G. Fry joined Lazard in 2005 and is a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981. He has co-managed Lazard’s portion of the Fund since November 2005.

Gabrielle Boyle is a Senior Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. She is a Portfolio Manager on the Global Equity, International Equity, and European Equity portfolio teams. Ms. Boyle began working in the investment field in 1990 and has co-managed Lazard’s portion of the Fund since May 2003.

Michael Powers is a Managing Director of Lazard and a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1990 when he joined Lazard and has co-managed Lazard’s portion of the Fund since May 2003.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC (“MetWest Capital”), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by Evergreen Investments, a division of Wachovia Corporation, and minority owned by its key professionals. As of December 31, 2007, MetWest Capital had approximately $9.9 billion of assets under management, which included approximately $3.0 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.

Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund’s investment team includes Gary W. Lisenbee, David M. Graham, Jeffrey Peck, and Jay Cunningham. Mr. Lisenbee has served as President since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital’s portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. Mr. Cunningham has served as Research Analyst since November 2005 and has managed MetWest Capital’s portion of the Large Cap Value Fund since May 2006. From August 2003 to November 2005, he was a Senior Analyst with Hibernia Southcoast Capital. From June 2001 through July 2003, he served as a Senior Analyst for AIM Investments.

Gary W. Lisenbee and Samir Sikka have joint responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund. Mr. Lisenbee has managed the Fund since August 2005. Mr. Sikka has served as Co-Lead Strategist since February 2007, Research Analyst since July 2006, and has managed MetWest Capital’s portion of the Small Cap Value Fund since July 2006. From April

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1999 to February 2006, he was a Senior Analyst with Trust Company of the West.

OPUS CAPITAL GROUP, LLC. (“Opus”), 1 West Fourth Street, Suite 2500, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2007, Opus had assets under management of approximately $1.4 billion, including approximately $431 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.

The Investment Committee at Opus is comprised of Len Haussler, President and Portfolio Manager, Kevin Whelan, Portfolio Manager, and Jonathon Detter, Portfolio Manager. Opus has a team approach to the buying and selling of individual securities, and a consensus is formed before any purchase or sale of a security is initiated. All of the Portfolio Managers are generalists and look at every potential sale or trade.

Len A. Haussler co-founded Opus in 1996 and serves as the President and Portfolio Manager for the firm. Mr. Haussler conducts equity research and directs investments for all portfolios. He has over 25 years of investment experience and has managed a portion of the Small Cap Value Fund since January 2005.

Kevin P. Whelan has served as Vice President and Portfolio Manager of Opus since 1998. He is primarily responsible for conducting research. Mr. Whelan has over nine years of investment experience and has managed a portion of the Fund since January 2005.

Jonathon M. Detter has served as Portfolio Manager for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed a portion of the Fund since January 2005.

PZENA INVESTMENT MANAGEMENT, LLC (“Pzena”), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2007, Pzena had assets of approximately $23.7 billion under management, including approximately $49.7 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.

Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund’s portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Mr. Tandon joined Pzena in 2002 and has managed Pzena’s portion of the Fund since January 2006.

TEMPLETON INVESTMENT COUNSEL, LLC (“Templeton”), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 60 years of investment experience and more than $643.7 billion in assets under management as of December 31, 2007. Of this amount, approximately $1.8 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.

Gary P. Motyl has served as a portfolio manager to Templeton’s portion of the International Equity Fund since the Fund’s inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Global Equities. He joined Templeton in 1981.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“The Boston Company”), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2007 were $53.3 billion, including approximately $2.1 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value and International Equity Funds.

The Boston Company Portfolio Managers for the
Small Cap Value Fund

Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both

About the Funds	Prospectus
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Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone’s research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.

The Boston Company Portfolio Managers for the
International Equity Fund

D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, has been with The Boston Company since 1998. Prior to becoming a portfolio manager in March 2003, he served as a research analyst. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004. He continues to conduct research on a variety of regions and sectors, focusing on global technology and European capital goods companies.

All other assets of AMR Corporation and its affiliates under management by each respective sub-advisor (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The International Equity Fund often fair values securities as a result of significant events occurring after the close of the foreign markets in which this Fund invests.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds’ fair valuation procedures.

The NAV of Service Class shares will be determined based on a pro rata allocation of the Fund’s or portfolio’s (as applicable) investment income, expenses and total capital gains and losses. Each Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“Exchange”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity Fund invests in securities primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the NAV per share of this Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

About Your Investment

Purchase and Redemption of Shares

Eligibility

Service Class shares are offered to all investors who invest through intermediary organizations, such as broker-dealers or third party administrators.

The Small Cap Value Fund closed to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept additional investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who had open accounts on February 4, 2005; (2) participants in most qualified retirement plans if the Fund was designated as an available option as of February 4, 2005; (3) investors who had committed to invest in the Fund prior to February 4, 2005 and who funded their accounts by December 31, 2005; and (4) existing accounts managed on a discretionary basis by registered investment

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advisors that included the Fund in their discretionary account program as of February 4, 2005. Financial intermediaries with open accounts as of February 4, 2005 may not accept new investors in the Fund after that date. The Fund’s ability to monitor this policy is limited when intermediaries have omnibus accounts in the Fund, since the Fund may not receive information on the underlying investors. In the case of mergers, reorganizations, acquisitions or other business combinations in which one or more companies involved in the transaction currently offer the Fund as an investment option to retirement plan participants, a company that, as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise), may request to add the Fund as an investment option under its retirement plan. A company currently offering the Fund as an investment option under its retirement plan may wish to consolidate available investment options under its plan and, as a result, may request to transfer significant assets to the Fund. In addition, financial intermediaries, such as broker-dealers and investment advisers, may request to open new accounts in the Fund. The Fund’s Board has authorized the Manager to consider such requests and approve or deny each request on an individual basis, if the Manager determines that the addition of the expected assets to the Fund would not negatively impact existing Fund shareholders.

Opening an Account

A completed, signed application is required to open an account. You may obtain an application form by:

•	calling 1-800-658-5811, or

•	downloading an account application from the Funds’ web site at www.americanbeaconfunds.com.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for information that will allow it to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Purchase Policies

Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business.

If a purchase order is received in good order prior to the Fund’s deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept “starter” checks, credit card checks, money orders, cashier’s checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Redemption Policies

Shares of any Fund may be redeemed by telephone, via the Funds’ website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call 1-800-658-5811.

Wire proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to discourage frequent trading and market

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timing. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purpose of assessing the redemption fee. The redemption fee does not apply to:

•	shares acquired through the reinvestment of dividends and distributions;

•	shares acquired through payroll contributions to a retirement or employee benefit plan;

•	shares redeemed through systematic redemption plans;

•	shares redeemed to return excess IRA contributions;

•	certain redemption transactions made within a retirement or employee benefit plan, such as minimum required distributions, loans and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant; or

•	redemption transactions made within a “Qualified Wrap Program” as defined in the section titled “Frequent Trading and Market Timing.”

For more information on the redemption fee, including how the fee applies to investors who own shares through financial intermediaries, such as broker-dealers, third party administrators of retirement plans, and trust companies, please see the section titled “Frequent Trading and Market Timing.”

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds’ shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

Shares of the Service Class of any Fund may be exchanged for shares of the Service Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days if shares of the redeeming Fund were purchased by check. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds reserve the right to modify or terminate the exchange privilege at any time.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

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How to Purchase Shares

By Wire

If your account has been established, you may call 1-800-658-5811. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:

•	ABA# 0110-0002-8; AC-9905-342-3,
•	Attn: American Beacon Funds-Service Class,
•	the Fund name and Fund number, and
•	shareholder’s account number and registration.

By Check

•	The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
•	Make check payable to the American Beacon Funds.
•	Include the shareholder’s account number, Fund name, and Fund number on the check.
•	Mail check to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Exchange

•	Send a written request to the address above, call 1-800-658-5811.
•	A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.
•	The minimum amount for each exchange is $50.

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How to Redeem Shares

By Telephone

•	Call 1-800-658-5811 to request a redemption.
•	Proceeds will generally be mailed only to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

By Mail

Write a letter of instruction including:

•	the Fund name and Fund number,
•	shareholder account number,
•	shares or dollar amount to be redeemed, and
•	authorized signature(s) of all persons required to sign for the account.
Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

•	Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

•	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
•	for an account whose address has changed within the last 30 days if proceeds are sent by check.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public can not provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

Via “My Account” on www.americanbeaconfunds.com

•	Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
•	If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.

By Exchange

•	Send a written request to the address above or call 1-800-658-5811 to exchange shares.
•	A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.
•	The minimum amount for each exchange is $50.

General Policies

If a shareholder’s account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account’s registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Funds by telephone:

•	The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
•	The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

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The Funds reserve the right to:

•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the financial institution is unable to verify the shareholder’s identity within three business days of account opening,
•	seek reimbursement from the shareholder for any related loss incurred by a Fund if payment for the purchase of Fund shares by check does not clear the shareholder’s bank, and
•	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by a Fund if funds are not received by the applicable wire deadline.

The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee.

The Manager may compensate financial intermediaries for providing recordkeeping, administrative, and other services. These payments may create an incentive for such intermediaries or their employees to recommend or sell shares to you. These payments are described in more detail in the Funds’ Statement of Additional Information.

Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

Frequent Trading and Market Timing

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund’s NAV is known as market timing. The International Equity Fund is particularly at risk for market timing activity. Please see Market Timing Risk under the description of this Fund.

The Funds’ Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing. These policies include a 2% redemption fee imposed on shares of the International Equity Fund that are sold within 90 days of purchase. The redemption fee is described further in the “Redemption Policies” section. Shareholders may transact one “round trip” in a Fund in any rolling 90-day period. A “round trip” is defined as two transactions, each in an opposite direction. A round trip may involve (i) a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund or (ii) a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund. If the Manager detects that a shareholder has exceeded one round trip in a Fund in any rolling 90-day period, the Manager, without prior notice to the shareholder, will prohibit the shareholder from making further purchases of that Fund. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege, or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this Prospectus.

The round-trip limit does not apply to the following transaction types:

•	shares acquired through the reinvestment of dividends and distributions;

•	systematic purchases and redemptions;

•	shares redeemed to return excess IRA contributions; or

•	certain transactions made within a retirement or employee benefit plan, such as payroll contributions, minimum required distributions, loans, and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant.

Financial intermediaries that offer Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Funds’ policies to discourage frequent trading and market timing by investors. However, certain intermediaries that offer Fund shares have informed the Funds that they are currently unable to enforce the Funds’ policies on an automated basis. In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors. In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Funds’ policies. The Funds may defer to an intermediary’s policies. For more information, please contact the financial intermediary through which you invest in the Funds.

The Manager monitors trading activity in the Funds to attempt to identify shareholders engaged in frequent trading or market timing. The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time. The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors. The Funds have entered agreements with the intermediaries that service the Funds’ investors, pursuant to which the intermediaries agree to provide information on investor transactions to the Funds and to act on the Funds’ instructions to restrict transactions by investors who the Manager has

About the Funds	Prospectus
30

identified as having violated the Funds’ policies and procedures to deter frequent trading and market timing.

Wrap programs offered by certain intermediaries may be designated “Qualified Wrap Programs” by the Funds based on specific criteria established by the Funds and a certification by the intermediary that the criteria has been met. A Qualified Wrap Program is: (i) a wrap program whose sponsoring intermediary certifies that it has investment discretion over $50 million or more in client assets invested in mutual funds at the time of the certification, (ii) a wrap program whose sponsoring intermediary certifies that it directs transactions in accounts participating in the wrap program(s) in concert with changes in a model portfolio; (iii) managed by an intermediary that agrees to provide the Manager a description of the wrap program(s) that the intermediary seeks to qualify; and (iv) managed by an intermediary that agrees to provide the Manager sufficient information to identify individual accounts in the intermediary’s wrap program(s). For purposes of applying the round-trip limit, transactions initiated by clients invested in a Qualified Wrap Program will not be matched to transactions initiated by the intermediary sponsoring the Qualified Wrap Program. For example, a client’s purchase of a Fund followed within 90 days by the intermediary’s redemption of the same Fund would not be considered a round trip. However, transactions initiated by a Qualified Wrap Program client are subject to the round-trip limit and will be matched to determine if the client has exceeded the round-trip limit. In addition, the Manager will monitor transactions initiated by Qualified Wrap Program intermediaries to determine whether any intermediary has engaged in frequent trading or market timing. If the Manager determines that an intermediary has engaged in activity that is harmful to a Fund, the Manager will revoke the intermediary’s Qualified Wrap Program status. Upon termination of status as a Qualified Wrap Program, all account transactions will be matched for purposes of testing compliance with the Funds’ frequent trading and market timing policies, including any applicable redemption fees.

The Funds reserve the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the Funds’ policies and procedures to deter frequent trading and market timing will have the intended effect nor that the Manager will be able to detect frequent trading and market timing.

Distributions and Taxes

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

Other
Distributions
Fund	Dividends Paid	Paid
Balanced	Annually	Annually
Large Cap Value	Annually	Annually
Mid-Cap Value	Annually	Annually
Small Cap Value	Annually	Annually
International Equity	Annually	Annually

Usually, any dividends and distributions of net realized gains are taxable events. However, the portion of a Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes.

The following table outlines the typical tax liabilities for transactions in taxable accounts:

Type of Transaction	Tax Status
Dividends from net investment income*	Ordinary income**
Distributions of excess net short-term capital gain over net long-term capital loss*	Ordinary income
Distributions of gains from certain foreign currency transactions*	Ordinary income
Distributions of excess net long-term capital gain over net short-term capital loss*	Long-term capital gains
Redemptions or exchanges of shares owned for more than one year	Long-term capital gains or losses
Redemptions or exchanges of shares owned for one year or less	Net gains are taxed at the same rate as ordinary income; net losses are subject to special rules

*	whether reinvested or taken in cash

**	except for dividends that are attributable to qualified dividend income

To the extent distributions of the excess of net long-term capital gain over net short-term capital loss are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, they are subject to a 15% maximum federal income tax rate for individual shareholders.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, “flow the tax through” to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, and the Small Cap Value Fund, may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2010. The eligible portion for such a Fund may not exceed its qualified dividend income (“QDI”). QDI is the aggregate of dividends a Fund receives from most domestic corporations and certain foreign corporations. If a Fund’s QDI is at

Prospectus	About the Funds
31

least 95% of its gross income (as specially computed) and the Fund satisfies certain holding period and other restrictions with respect to the shares on which the dividends are paid (and the shareholder meets similar restrictions with respect to its Fund shares), the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by these Funds may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions, but the eligible portion will not exceed the aggregate dividends a Fund received from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. The International Equity Fund’s dividends most likely will not qualify for the maximum 15% rate or for the dividends-received deduction.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss is generally treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2010 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds. Each year, shareholders will receive tax information from the Funds to assist them in preparing their tax returns.
Additional Information

Distribution of Fund Shares

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allows the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. The Plan provides that each Fund will pay up to 0.25% per annum of the average daily net assets of the Service Class to the Manager (or another entity approved by the Board). Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

Portfolio Holdings

A complete listing of each Fund’s holdings is made available on the Funds’ website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. A list of each Fund’s ten largest holdings is made available on the Funds’ website on a quarterly basis. The ten largest holdings are generally posted to the website approximately fifteen days after the end of each calendar quarter and remain available until the next quarter. To access holdings information, go to www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on...” menu on the home page. A Fund’s ten largest holdings may also be accessed by selecting the “Funds Info” tab on the home page and then clicking on the name of the Fund.

Delivery of Documents

If you invest in the Funds through a financial institution, you may be able to receive the Funds’ regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund’s financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds’ financial statements, is found in the Funds’ Annual Report, which you may obtain upon request.

Additional Information	Prospectus
32

	Balanced Fund-Service Class
	Year Ended		May 31 to
	October 31,		October 31,
For a share outstanding throughout the period:	2007	2006	2005

Net asset value, beginning of period	$14.83	$14.16	$13.96

Income from investment operations:
Net investment incomeA	0.41	0.38	0.09
Net gains on securities (both realized and unrealized)	0.83	1.35	0.11

Total income from investment operations	1.24	1.73	0.20

Less distributions:
Dividends from net investment income	(0.40)	(0.34)	—
Distributions from net realized gains on securities	(0.72)	(0.72)	—

Total distributions	(1.12)	(1.06)	—

Net asset value, end of period	$14.95	$14.83	$14.16

Total return	8.76%	13.01%	1.43	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$9,504	$1,562	$1
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	1.07%	1.22%	1.09	%C
Expenses, before expense reimbursements (recoupments)	1.07%	1.22%	360.24	%C
Net investment income, after expense reimbursements (recoupments)	2.34%	2.18%	1.52	%C
Net investment income (loss), before expense reimbursements (recoupments)	2.34%	2.17%	(357.63	)%C
Portfolio turnover rate	50%	59%	58	%D

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

	Large Cap Value Fund-
	Service Class
	Year Ended		May 31 to
	October 31,		October 31,
For a share outstanding throughout the period:	2007	2006	2005
Net asset value, beginning of period	$22.64	$20.13	$19.33

Income from investment operations:
Net investment incomeA	0.28	0.26	0.01
Net gains on securities (both realized and unrealized)	2.62	3.27	0.79

Total income from investment operations	2.90	3.53	0.80

Less distributions:
Dividends from net investment income	(0.23)	(0.26)	—
Distributions from net realized gains on securities	(0.61)	(0.76)	—

Total distributions	(0.84)	(1.02)	—

Net asset value, end of period	$24.70	$22.64	$20.13

Total return	$13.16%	18.18%	4.14	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$99,854	$39,077	$11,604
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	1.08%	1.09%	1.14	%C
Expenses, before expense reimbursements (recoupments)	1.08%	1.09%	1.77	%C
Net investment income, after expense reimbursements (recoupments)	1.32%	1.39%	1.72	%C
Net investment income, before expense reimbursements (recoupments)	1.32%	1.39%	1.09	%C
Portfolio turnover rate	20%	26%	25	%D

A	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

Prospectus	Additional Information
33

	Mid-Cap Value Fund-
	Service Class
	June 29 to
	October 31,
For a share outstanding throughout the period:	2007
Net asset value, beginning of period	$11.73

Income from investment operations:
Net investment income	0.01
Net gains on securities (both realized and unrealized)	(0.80)

Total income from investment operations	(0.79)

Less distributions:
Dividends from net investment income	—
Distributions from net realized gains on securities	—

Total distributions	—
Redemption fees added to beneficial interests	—

Net asset value, end of period	$10.94

Total return	(6.65	)%A

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	1.50	%B
Expenses, before expense reimbursements (recoupments)	1.80	%B
Net investment income, after expense reimbursements (recoupments)	0.32	%B
Net investment income, before expense reimbursements (recoupments)	0.02	%B
Portfolio turnover rate	35	%C

A	Not annualized.

B	Annualized.

C	Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

	Small Cap Value Fund-Service Class
					May 1 to
	Year Ended October 31,				October 31,
For a share outstanding throughout the period:	2007	2006	2005B	2004C	2003A

Net asset value, beginning of period	$21.94	$19.94	$18.49	$15.92	$11.88

Income from investment operations:
Net investment income	0.10	0.07	0.04	0.01	—
Net gains on securities (both realized and unrealized)	1.07	2.88	2.23	3.00	4.04

Total income from investment operations	1.17	2.95	2.27	3.01	4.04

Less distributions:
Dividends from net investment income	(0.09)	(0.06)	(0.05)	—	—
Distributions from net realized gains on securities	(1.56)	(0.89)	(0.77)	(0.44)	—

Total distributions	(1.65)	(0.95)	(0.82)	(0.44)	—

Net asset value, end of period	$21.46	$21.94	$19.94	$18.49	$15.92

Total return	5.55%	15.23%	12.32%	19.24%	34.01	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$69,112	$70,602	$44,709	$11,828	$1
Ratios to average net assets (annualized):
Expenses, after expense reimbursements (recoupments)	1.32%	1.34%	1.40%	1.38%	1.49	%E
Expenses, before expense reimbursements (recoupments)	1.32%	1.34%	1.40%	1.69%	1,089.04%
Net investment income (loss), after expense reimbursements (recoupments)	0.43%	0.31%	0.12%	0.17%	(0.05)%
Net investment income (loss), before expense reimbursements (recoupments)	0.43%	0.31%	0.12%	(0.14)%	(1,087.60)%
Portfolio turnover rate	52%	48%	47%	35%	75	%F

A	Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

B	Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.

C	The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2002 through October 31, 2003.

Additional Information	Prospectus
34

	International Equity Fund-Service Class
					May 1 to
	Year Ended October 31,				October 31,
For a share outstanding throughout the period:	2007	2006	2005	2004B	2003A

Net asset value, beginning of period	$24.24	$20.61	$18.24	$15.31	$12.18

Income from investment operations:
Net investment incomeC D	0.56	0.46	0.37	0.30	0.09
Net gains on securities (both realized and unrealized)C	4.20	4.76	2.26	2.99	3.04

Total income from investment operations	4.76	5.22	2.63	3.29	3.13

Less distributions:
Dividends from net investment income	(0.35)	(0.26)	(0.26)	(0.36)	—
Distributions from net realized gains on securities	(1.82)	(1.33)	—	—	—

Total distributions	(2.17)	(1.59)	(0.26)	(0.36)	—

Redemption fees added to beneficial interestE	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$26.83	$24.24	$20.61	$18.24	$15.31

Total return	20.85%	26.89%	14.45%	21.88%	25.70%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,932	$4,740	$2,987	$739	$1
Ratios to average net assets (annualized):
Expenses, net of waiversC	1.12%	1.16%	1.21%	1.27%	1.50%
Expenses, before waiversC	1.15%	1.19%	1.21%	6.26%	1,139.08%
Net investment income, net of waiversC	2.04%	2.09%	1.70%	0.81%	1.33%
Net investment income (loss), before waiversC	2.01%	2.05%	1.70%	(4.18)%	(1,136.25)%
Portfolio turnover rateF	38%	40%	37%	36%	44	%G

A	Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

B	The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

C	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master International Equity Portfolio through February 28, 2006.

D	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

E	Amounts represent less than $0.01 per share.

F	The International Equity Fund invested all of its investable assets in the American Beacon Master International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the Portfolio.

G	Portfolio turnover rate is for the period from November 1, 2002 through October 31, 2003.

Prospectus	Additional Information
35

— Notes —

Additional Information	541499

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Funds’ website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report	Statement of Additional Information (“SAI”)
The Funds’ Annual and Semi-Annual Reports list each Fund’s actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds’ performance. The report of the Funds’ Independent Registered Public Accounting Firm independent auditors is included in the Annual Report.
The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Funds or to request a copy of the documents listed above:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121	american beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services Portland, Maine

SEC File Number 811-4984

American Beacon Funds is a service mark of AMR Corporation. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

Prospectus	Additional Information

About the Funds
Overview	2
Money Market Fund	3
U.S. Government Money Market Fund	9
The Manager	14
Valuation of Shares	15

About Your Investment
Purchase and Redemption of Shares	15
General Policies	20
Frequent Trading	21
Distributions and Taxes	21

Additional Information
Distribution of Fund Shares	22
Master-Feeder Structure	22
Portfolio Holdings	23
Delivery of Documents	23
Financial Highlights	23
Additional Information	Back Cover
About the Funds

Overview
The American Beacon Money Market Fund and the American Beacon U.S. Government Money Market Fund (the “Funds”) are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment advisor to the Funds.
The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the “Master Trust”) that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term “Fund” is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See “Master-Feeder Structure”.

About the Funds	2	Prospectus

American Beacon
Money Market Fundsm

Investment Objective
Current income, liquidity and the maintenance of a stable price of $1.00 per share.
Principal Strategies
The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.
The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances; asset-backed securities; municipal securities; and repurchase agreements.
The Fund will only buy securities with the following credit qualities:
•	rated in the highest short-term categories by two rating organizations, such as “A-1” by Standard & Poor’s Ratings Services and “P-1” by Moody’s Investors Service, Inc., at the time of purchase,

•	rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

•	unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.
The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.
Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Prospectus	3	About the Funds

American Beacon
Money Market Fundsm — (continued)

Principal Risk Factors
Interest Rate Risk
 The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
Concentration Risk
 Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.
NAV Risk
 Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Credit Risk
 The value of a security held by the Fund may decline if the security’s credit rating is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.
Securities Selection Risk
 The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s average dollar-weighted maturity. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund’s yield could be less than other money market funds.

About the Funds	4	Prospectus

American Beacon
Money Market Fundsm — (continued)

Foreign Exposure Risk
 The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.
Liquidity Risk
 From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus.
Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.
Historical Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The Cash Management Class of the Fund began offering its shares on December 1, 2001. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 1, 1987. In the chart and table below, performance results prior to December 1, 2001 are for the older class. Because the other class had moderately higher expenses, its performance was slightly worse than the Cash Management Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call 1-800-658-5811 or visit the Funds’ website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.

Prospectus	5	About the Funds

American Beacon
Money Market Fundsm — (continued)

Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return:	1.65%
(1/1/98 through 12/31/07)	(3rd & 4th Quarter 2000)
Lowest Quarterly Return:	0.24%
(1/1/98 through 12/31/07)	(2nd Quarter 2004)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Money Market Fund	5.28%	3.17%	3.88%

About the Funds	6	Prospectus

American Beacon
Money Market Fundsm — (continued)

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.1
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00
Other Expenses	0.09
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.20%

Expense Reimbursement/(Recoupment)[2]	0.05
Net Expenses[3]	0.15%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.

[2]
The Manager has contractually agreed to reimburse the Cash Management Class of the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.15%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Cash Management Class of the Fund to exceed 0.15%.

[3]	The contractual expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.

Prospectus	7	About the Funds

American Beacon
Money Market Fundsm — (continued)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$15
3 Years	$59
5 Years	$108
10 Years	$250
Portfolio Holdings
A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

About the Funds	8	Prospectus

American Beacon
U.S. Government
Money Market Fundsm

Investment Objective
Current income, liquidity and the maintenance of a stable price of $1.00 per share.
Principal Strategies
The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.
The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.
Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.
Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Prospectus	9	About the Funds

American Beacon
U.S. Government
Money Market Fundsm — (continued)

The Fund has a policy of investing exclusively in securities that are consistent with the Fund’s name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.
Principal Risk Factors
Interest Rate Risk
The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
NAV Risk
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Credit Risk
The value of a security held by the Fund may decline if the security’s credit rating is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.
Securities Selection Risk
The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s average dollar-weighted maturity. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund’s yield could be less than other similar money market funds.
Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

About the Funds	10	Prospectus

American Beacon
U.S. Government
Money Market Fundsm — (continued)

Historical Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call 1-800-658-5811 or visit the Funds’ website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return:	1.62%
(1/1/98 through 12/31/07)	(3rd Quarter 2000)
Lowest Quarterly Return:	0.22%
(1/1/98 through 12/31/07)	(2nd Quarter 2004)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
U.S. Government Money Market Fund	5.13%	3.08%	3.79%

Prospectus	11	About the Funds

American Beacon
U.S. Government
Money Market Fundsm — (continued)

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.1
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00
Other Expenses	0.50

Total Annual Fund Operating Expenses	0.60%

Expense Reimbursement/(Recoupment)[2]	0.45
Net Expenses[3]	0.15%

[1]	The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.

[2]
The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.15%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Cash Management Class of the Fund to exceed 0.15%.

[3]	The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

About the Funds	12	Prospectus

American Beacon
U.S. Government
Money Market Fundsm — (continued)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost for year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$15
3 Years	$147
5 Years	$290
10 Years	$707
Portfolio Holdings
A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	13	About the Funds

The Manager
The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative, and asset management consulting services. As of December 31, 2007, the Manager had approximately $60.9 billion of assets under management, including approximately $31.1 billion under active management and $29.8 billion as named fiduciary or financial advisor. Approximately $27.0 billion of the Manager’s total assets under management were related to AMR Corporation.
The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment advisor to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. A discussion of the Board’s consideration and approval of the Management Agreement between the Funds and the Manager is available in the Funds’ semi-annual report dated June 30, 2007.
The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.
The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund’s objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of a Fund’s shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Funds. The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.

About the Funds	14	Prospectus

Valuation of Shares
The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. The Funds cannot guarantee that their NAVs will always remain at $1.00 per share.
The NAV of Cash Management Class shares will be determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. Each Fund’s NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange (“Exchange”) is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.
About Your Investment

Purchase and Redemption of Shares
Eligibility
Cash Management Class shares are offered to institutional investors, including:
•	agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

•	endowment funds and charitable foundations;

•	employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (Code);

•	qualified pension and profit sharing plans;

•	corporations; and

•	other investors who meet the initial investment requirement.

Prospectus	15	About Your Investment

An initial investment of at least $10 million is required for the Money Market Fund. The U.S. Government Money Market Fund has an initial investment requirement of $2 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.
Opening an Account
A completed, signed application is required to open an account. You may request an application form by:

•	calling 1-800-658-5811, or

•	visiting the Funds’ website at www.americanbeaconfunds.com and downloading an account application.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. The Funds are required by law to reject your new account application if the required identifying information is not provided.
Complete the application, sign it and:
Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643
or Fax to:
(817)  931-8803
Purchase Policies
Shares of each Fund are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time on each day on which the Exchange is open for business. If a purchase order is received in good order prior to a Fund’s deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund’s deadline, the purchase price will be the NAV

About Your Investment	16	Prospectus

per share determined on the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. In addition, a Fund may, in its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day. No sales charges are assessed on the purchase or sale of Fund shares.
Redemption Policies
Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. Wire proceeds from redemption requests received by 5:00 p.m. Eastern Time (or such other time as may be designated by a Fund) will generally be transmitted to shareholders on the same day. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. For assistance with completing a redemption request, please call 1-800-658-5811.
Each Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund’s shareholders.
Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

Prospectus	17	About Your Investment

How to Purchase Shares
By Wire
If your account has been established, you may call 1-800-658-5811 or visit www.americanbeaconfunds.com (select “My Account”) to purchase shares by wire. Send a bank wire to State Street Bank and Trust Co. with these instructions:
•	ABA# 0110-0002-8; AC-9905-342-3,

•	Attn: American Beacon Funds—Cash Management Class,

•	the Fund name, Fund number, and

•	account number and registration.

Via “My Account” on www.americanbeaconfunds.com
You may purchase shares via wire transfer or Automated Clearing House (“ACH”) by selecting “My Account” on www.americanbeaconfunds.com.
Via DST Vision
If you have access to DST Vision, you may purchase shares on-line through DST. Please call 1-800-967-9009, extension 70771, to have on-line trading added to your DST Vision access.

About Your Investment	18	Prospectus

How to Redeem Shares
By Telephone
•	Call 1-800-658-5811 to request a redemption.

•	Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.

By Mail
Write a letter of instruction including:
•	the Fund name, Fund number,

•	the shareholder account number,

•	the number of shares or dollar amount to be redeemed, and

•	the authorized signature(s) of all persons required to sign for the account. Mail the letter to: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

•	Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call 1-800-658-5811 for instructions.

•	Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:
•	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or

•	for an account requesting payment by check whose address has changed within the last 30 days.
The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained from most banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.
Via “My Account” on www.americanbeaconfunds.com
If you have established bank instructions for your account, you may request a redemption by selecting “My Account” on www.americanbeaconfunds.com. To establish bank instructions, please call 1-800-658-5811.

Prospectus	19	About Your Investment

How to Redeem Shares (cont.)
Via DST Vision
If you have access to DST Vision, you may request a redemption on-line through DST. Please call 1-800-967-9009, extension 70771, to have on-line trading added to your DST Vision access.
  General Policies
If a shareholder’s account balance in either Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.
A STAMP 2000 Medallion signature guarantee may be required in order to change an account’s registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.
The Funds reserve the right to:
•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Funds are unable to verify the shareholder’s identity within three business days of account opening,

•	modify or terminate the exchange privilege at any time, and

•	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by a Fund if funds are not received by the applicable wire deadline.
The following policies apply to instructions you may provide to the Funds by telephone:
•
The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

•	The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.
The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial

About Your Investment	20	Prospectus

intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee.
The Manager may compensate financial intermediaries for providing recordkeeping, administrative and other services. These payments may create an incentive for such intermediaries or their employees to recommend or sell shares to you. These payments are described in more detail in the Fund’s Statement of Additional Information.
Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.
Frequent Trading
The Funds are intended to serve as short-term investment vehicles providing daily liquidity to shareholders. As such, the Funds’ Board of Trustees has determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.
Distributions and Taxes
The Funds distribute most or all of their net earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Dividends and distributions of realized net short-term capital gains are taxable as ordinary income; none of the Funds’ distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders’ “qualified dividend income” or net capital gains or for the dividends-received deduction available to corporations. However, the portion of a Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.
This is only a summary of some of the important federal income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds. Each year, shareholders will receive tax information from the Funds to assist them in preparing their tax returns.

Prospectus	21	About Your Investment

Additional Information

Distribution of Fund Shares
The Funds do not incur any direct distribution expenses. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements to be used for the sale and distribution of Fund shares. In the event a Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.
Master-Feeder Structure
The Funds operate under a master-feeder structure. This means that each Fund is a “feeder” fund that invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases securities for investment. The master-feeder structure works as follows:
Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of a Fund and its shareholders to do so. A change in a portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified

Additional Information	22	Prospectus

portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.
Portfolio Holdings
A complete list of each Fund’s holdings is made available on the Funds’ website on a monthly basis. A list of each Fund’s ten largest holdings is made available on the Funds’ website on a quarterly basis. The holdings information is generally posted to the website approximately thirty days after the end of each period. Each Fund’s list of its complete holdings remains available on the website for six months, and the list of its ten largest holdings remains available on the website until the next quarter. To access a Fund’s holdings on www.americanbeaconfunds.com, select “Fund Holdings” under the “I want info on...” menu on the home page.
Delivery of Documents
If you invest in the Funds through a financial institution, you may be able to receive the Funds’ regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned on an investment in that Fund (assuming reinvestment of all dividends and distributions). The Fund’s financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, is found in the Funds’ Annual Report, which you may obtain upon request.

Prospectus	23	Additional Information

	Money Market Fund-Cash Management Class
	Year Ended December 31,
For a share outstanding throughout the period:
	2007		2006		2005		2004		2003
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.05		0.05		0.03		0.01		0.01
Net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total income from investment operations	0.05		0.05		0.03		0.01		0.01

Less distributions:
Dividends from net investment income	(0.05)		(0.05)		(0.03)		(0.01)		(0.01)
Distributions from net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total distributions	0.05		(0.05)		(0.03)		(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	5.28%		5.05%		3.19%		1.30%		1.08%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$349,249		$501,905		$200,010		$434,587		$117,395
Ratios to average net assets (annualized)A:
Expenses, net of waivers	0.15%		0.15%		0.15%		0.15%		0.16%
Expenses, before waivers	0.19%		0.20%		0.23%		0.23%		0.24%
Net investment income, net of waivers	5.18%		5.04%		3.08%		1.34%		1.03%
Net investment income, before waivers	5.14%		4.99%		3.00%		1.26%		0.95%
A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $0.01 per share.

Additional Information	24	Prospectus

	U.S. Government Money Market
	Fund-Cash Management Class
	Year Ended December 31,
For a share outstanding throughout the period:
	2007		2006		2005		2004		2003
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.05		0.05		0.03		0.01		0.01
Net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total income from investment operations	0.05		0.05		0.03		0.01		0.01

Less distributions:
Dividends from net investment income	(0.05)		(0.05)		(0.03)		(0.01)		(0.01)
Distributions from net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total distributions	(0.05)		(0.05)		(0.03)		(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	5.13%		4.97%		3.12%		1.22%		1.04%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$16,433		$3,568		$22,518		$28,591		$22,060
Ratios to average net assets (annualized)A:
Expenses, net of waivers	0.15%		0.19%		0.19%		0.19%		0.19%
Expenses, before waivers	0.60%		0.64%		0.38%		0.29%		0.37%
Net investment income, net of waivers	4.87%		4.60%		2.99%		1.21%		1.04%
Net investment income, before waivers	4.42%		4.16%		2.80%		1.11%		0.86%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

B	Amount is less than $0.01 per share.

Prospectus	25	Additional Information

— Notes —

— Notes —

— Notes —

— Notes —

541500
Additional Information

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Funds’ website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report

The Funds’ Annual and Semi-Annual Reports list the Funds’ actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds’ performance. The report of the Funds’ Independent Registered Public Accounting Firm is included in the Annual Report.

Statement of Additional Information (SAI)

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).
To obtain more information about the Funds:

By Telephone:	By Mail:
Call 1-800-658-5811	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov
The SAI and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Fund Service Providers

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services Portland, Maine

SEC File Number 811-4984

American Beacon Funds is a service mark of AMR Corporation. American Beacon Money Market Fund and
American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.

Additional Information	Prospectus

G U I D A N C E l V I S I O N l E X P E R I E N C E P R O S P E C T U S March 1, 2008 B B H C o m S e t C l a s s Money Market Fund The Securities And Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund’s prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

About the Fund
Overview	2
Money Market Fund	3
The Manager	6
Valuation of Shares	7

About Your Investment
Purchase and Redemption of Shares	8
Frequent Trading	10
Distributions and Taxes	10

Additional Information
Distribution of Fund Shares	11
Shareholder Servicing Fees	11
Master-Feeder Structure	11
Portfolio Holdings	12
Financial Highlights	12
Additional Information	Back Cover
About the Fund

Overview
The American Beacon Money Market Fund (the “Fund”) and its BBH ComSet Class are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment advisor to the Fund.
The Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (the “Money Market Portfolio”) of the American Beacon Master Trust (the “Master Trust”) that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by the Fund refer to investments made by its corresponding portfolio. For easier reading, the term “Fund” is used throughout the Prospectus to refer to either the Fund or its portfolio, unless stated otherwise. See “Master-Feeder Structure”.

About the Fund	2	Prospectus

BBH ComSet Class of the
American Beacon
Money Market Fund

Investment Objective
Current income, liquidity and the maintenance of a stable price of $1.00 per share.
Principal Strategies
The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.
The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances; asset-backed securities; municipal securities; and repurchase agreements.
The Fund will only buy securities with the following credit qualities:
•	rated in the highest short-term categories by two rating organizations, such as “A-1” by Standard & Poor’s Ratings Services and “P-1” by Moody’s Investors Service, Inc., at the time of purchase,

•	rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

•	unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.
The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.
Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.
Principal Risk Factors
Interest Rate Risk
The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
Concentration Risk
Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.
NAV Risk
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Prospectus	3	About the Fund

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

Credit Risk
 The value of a security held by the Fund may decline if the security’s credit rating is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.
Securities Selection Risk
The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s average dollar-weighted maturity. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund’s yield could be less than other money market funds.
Foreign Exposure Risk
The Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations. Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.
Liquidity Risk
From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.
Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, Brown Brothers Harriman & Co., or any other financial or government institution.
Historical Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The BBH ComSet Class of the Fund began offering its shares on March 30, 2007. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on September 1, 1987 and December 1, 2001, respectively. In the chart and table below, performance results prior to December 1, 2001 are for the Institutional Class, performance results from December 1, 2001 through March 29, 2007 are for the Cash Management Class of the Fund, and performance results since March 30, 2007 are for the BBH ComSet Class. Because the Institutional Class had moderately higher expenses, its performance was slightly worse than the BBH ComSet Class of the Fund would have realized for periods prior to December 1, 2001. Through December 31, 2003, the Cash Management Class of the Fund had slightly higher expenses than the BBH ComSet Class but had similar expenses from that date through March 29, 2007. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call 1-800-658-5811 or contact your account representative to obtain the Fund’s current seven-day yield.

About the Fund	4	Prospectus

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: (1/1/98 through 12/31/07) Lowest Quarterly Return: (1/1/98 through 12/31/07)	1.65% (3rd & 4th Quarter 2000) 0.24% (2nd Quarter 2004)

	Average Annual Total Return
	as of 12/31/07
	1 Year	5 Years	10 Years
Money Market Fund	5.28%	3.17%	3.88%
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00
Other Expenses	0.11
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.22%

Expense Reimbursement[2]	0.07
Net Expenses[3]	0.15%

1	The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.

2
The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2009 to the extent that Total Annual Fund Operating Expenses exceed 0.15%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after March 30, 2007 (the inception date of the BBH ComSet Class of the Fund). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the BBH ComSet Class of the Fund to exceed 0.15%.

3	The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

Prospectus	5	About the Fund

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2009, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$15
3 Years	$64
5 Years	$117
10 Years	$273
Portfolio Holdings
A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.
The Manager
The Fund has retained American Beacon Advisors, Inc. to serve as its Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2007, the Manager had approximately $60.9 billion of assets under management, including approximately $31.1 billion under active management and $29.7 billion as named fiduciary or financial advisor. Approximately $27.0 billion of the Manager’s total assets under management were related to AMR Corporation.
The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager develops the investment program for the Fund and serves as the sole investment advisor to the Fund. As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. A discussion of the Board’s consideration and approval of the Management Agreement between the Fund and the Manager is available in the Funds’ semi-annual report dated June 30, 2007.
The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Fund will engage in securities lending at this time. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.
The Manager has discretion to purchase and sell securities for the Fund in accordance with the Fund’s objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is

About the Fund	6	Prospectus

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of the Fund’s shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Fund. The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.
The Manager makes payments out of its own resources to BBH as compensation for administrative and shareholder services provided to the BBH ComSet Class of shares. These payments may create an incentive for BBH or its employees to recommend or sell shares of the Fund to you.
Valuation of Shares
The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. The Fund cannot guarantee that its NAV will always remain at $1.00 per share.
The NAV of BBH ComSet Class shares will be determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange (“Exchange”) is open for business. On days when the financial markets in which the Fund invests close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Fund is not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, the Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

Prospectus	7	About the Fund

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

About Your Investment

Purchase and Redemption of Shares
Eligibility
BBH ComSet Class shares are offered through Brown Brothers Harriman & Co. (“BBH”). Investor eligibility requirements are as follows:
BBH ComSet Class shares are offered exclusively through the BBH ComSet PlusSM money fund platform and through selected financial clearing house platforms to futures commission merchants, financial exchanges, financial clearing houses, broker dealers, and companies engaged in the business of investing in, trading, or market making financial and non-financial derivative contracts, securities and other financial contracts.
A minimum initial investment of at least $10 million is currently required for the BBH ComSet Class, along with the above eligibility requirements established by BBH.
Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, BBH may ask for articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. BBH is required by law to reject your new account application if the required identifying information is not provided.
Purchase Policies
Shares of the Fund are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time on each day on which the Exchange is open for business. If a purchase order is received in good order prior to the Fund’s deadline (5:00 p.m. Eastern Time or such other time that the Fund may designate for reasons that could include an early close of the stock and/or bond markets), the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund’s deadline, the purchase price will be the NAV per share determined on the following day that the Fund is open for business. The Fund has the right to reject any purchase order or cease offering shares at any time. In addition, the Fund may, in its discretion, accept orders on days when the Exchange is closed. Shares of the Fund are not offered and orders are not accepted on Columbus Day and Veterans Day. No sales charges are assessed on the purchase or sale of Fund shares.
An eligible institution or financial intermediary, on behalf of its customers, may arrange payment for Fund shares through BBH. An investor’s order will be priced at the NAV next calculated after the eligible institution or financial intermediary, as agent for the Fund, receives payment. The investor will be entitled to receive dividends beginning on the day payment is received.

About Your Investment	8	Prospectus

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

How to Purchase Shares
For assistance with purchasing shares, you may call 212-493-7888 or contact your account representative.
An investor who has an account with an eligible institution or a financial intermediary may place purchase orders for Fund shares through that eligible institution or financial intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that eligible institution or financial intermediary.
Redemption Policies
Shares of the Fund may be redeemed on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. Shares of the Fund continue to earn daily dividends declared prior to the business day that the Fund executes the redemption request on the books of the Fund. Wire proceeds from redemption requests received by 5:00 p.m. Eastern Time (or such other time that the Fund may designate for reasons that could include an early close of the stock and/or bond markets) will generally be transmitted to shareholders on the same day. In any event, proceeds from a redemption request will be transmitted to a shareholder by no later than the next business day after the receipt of a redemption request in good order.
The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is broadly restricted; (iii) when the SEC determines that a market emergency exists; or (iv) by order of the SEC for protection of the Fund’s shareholders.
Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.
In the event a shareholder purchases shares of the Fund through an eligible institution or financial intermediary, the Fund pays proceeds of a redemption to that eligible institution or financial intermediary on behalf of its clients on a date established by the eligible institution or financial intermediary.
How to Redeem Shares
For assistance with redeeming shares, you may call 212-493-7888 or contact your account representative.
Shareholders must redeem shares held by an eligible institution or a financial intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that eligible institution or financial intermediary.
General Policies
The Fund has authorized BBH to receive purchase and redemption orders on behalf of the Fund and to designate other eligible institutions or financial intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund is deemed to have received such orders when they are received by BBH

Prospectus	9	About Your Investment

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

or its designee. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by BBH or its designee.
Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.
Frequent Trading
The Fund is intended to serve as a short-term investment vehicle providing daily liquidity to shareholders. As such, the Fund’s Board of Trustees has determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for the Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing the Fund to underperform other similar money market funds.
Distributions and Taxes
The Fund distributes most or all of its net earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Dividends and distributions of realized net short-term capital gains are taxable as ordinary income; none of the Fund’s distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders’ “qualified dividend income” or net capital gains or for the dividends-received deduction available to corporations. However, the portion of the Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.
This is only a summary of some of the important federal income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Fund.

About the Fund	10	Prospectus

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

Additional Information

Distribution of Fund Shares
The BBH ComSet Class of the Fund does not incur any direct distribution expenses. However, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements to be used for the sale and distribution of Fund shares. In the event the BBH ComSet Class of the Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.
Shareholder Servicing Fees
The Fund compensates BBH out of the assets of the Fund for certain recordkeeping, administrative, and other shareholder services. These payments may create an incentive for BBH or its employees to recommend or sell shares of the Fund to you. These payments are described in more detail in the Fund’s Statement of Additional Information.
In addition, BBH may pay an eligible institution or financial intermediary compensation for certain recordkeeping, administrative, and other shareholder services provided by such eligible institution or financial intermediary to those of its clients that are shareholders of the Fund. These payments may create an incentive for such eligible institution or financial intermediary to recommend or sell shares of the Fund to you.
Master-Feeder Structure
The Fund operates under a master-feeder structure. This means that the Fund is a “feeder” fund that invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases securities for investment. The master-feeder structure works as follows:
The Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Fund determines that it is in the best interest of the Fund and its shareholders to do so. A change in the

About the Fund	11	Prospectus

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of the Fund could require the Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund. If the Fund withdraws its investment in its corresponding portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.
Portfolio Holdings
A complete listing of holdings for the Money Market Portfolio is made available on the Fund’s website on a monthly basis. A list of the Money Market Portfolio’s ten largest holdings is made available on the Fund’s website on a quarterly basis. The holdings information is generally posted to the website approximately thirty days after the end of each period. The Fund’s list of its complete holdings remains available on the website for six months, and the list of its ten largest holdings remains available on the website until the next quarter. To access the holdings information, go to www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on . . . ” menu on the home page.
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund’s financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is found in the Fund’s Annual Report, which you may obtain upon request.

About the Fund	12	Prospectus

BBH ComSet Class of the
American Beacon
Money Market Fund — (continued)

	Money Market
	Fund-BBH
	ComSet Class
	April 2 to
	December 31,
	2007
For a share outstanding throughout the period:
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment incomeA	0.04
Net realized gain on investments	—	B

Total income from investment operations	0.04

Less distributions:
Dividends from net investment income	(0.04)
Distributions from net realized gain on investments	—	B

Total distributions	(0.04)

Net asset value, end of period	$1.00

Total return	3.92	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,426,587
Ratios to average net assets (annualized)A:
Expenses, net of waivers	0.15%
Expenses, before waivers	0.21%
Net investment income, net of waivers	5.10%
Net investment income, before waivers	5.03%
A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $0.01 per share.

C	Not Annualized.

Prospectus	13	Additional Information

— Notes —

— Notes —

— Notes —

— Notes —

Additional Information

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or by contacting your account representative.
Annual Report/Semi-Annual Report
The Fund’s Annual and Semi-Annual Reports list the Fund’s actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund’s performance. The report of the Fund’s Independent Registered Public Accounting Firm is included in the Annual Report.
Statement of Additional Information (SAI)
The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).
To obtain more information about the Fund, contact BBH directly at:

By Telephone:	By Mail:
Call (212) 493-7888	Brown Brothers Harriman
FCM & Derivatives Banking Group
140 Broadway
New York, NY 10005

By E-mail:	On the Internet:
BBHComSet@BBH.com	Visit the Fund’s website at
www.americanbeaconfunds.com
Visit the SEC website at www.sec.gov
The SAI and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Fund Service Providers

CUSTODIAN TRANSFER AGENT INDEPENDENT REGISTERED DISTRIBUTOR State Street Bank Boston Financial PUBLIC A CCOUNTING FIRM Foreside Fund Services
and Trust Data Services Ernst & Young LLP Portland, Maine
Boston, Massachusetts Kansas City, Missouri Dallas, Texas

SEC File Number 811-4984
American Beacon Funds is a service mark of AMR Corporation. American Beacon Money Market Fund is a service mark of American Beacon Advisors, Inc.

Additional Information	Prospectus

STATEMENT OF ADDITIONAL INFORMATION
AMERICAN BEACON FUNDSSM
March 1, 2008

— AMR ClassSM—	— PlanAhead Class® —
— Institutional Class —	— Service Class —

Balanced Fund	International Equity Index Fund	Short-Term Bond Fund
Emerging Markets Fund	Large Cap Growth Fund	Small Cap Index Fund
Enhanced Income Fund	Large Cap Value Fund	Small Cap Value Fund
High Yield Bond Fund	Mid-Cap Value Fund	Small Cap Value Opportunity Fund
Intermediate Bond Fund	Money Market Fund	Treasury Inflation Protected Securities Fund
International Equity Fund	S&P 500 Index Fund	U.S. Government Money Market Fund

(each individually, a “Fund” and collectively, the “Funds”)
     This Statement of Additional Information (“SAI”) should be read in conjunction with an AMR Class, a PlanAhead Class, a Service Class, or an Institutional Class prospectus dated March 1, 2008 (individually, a “Prospectus”). Copies of any prospectus may be obtained without charge by calling (800) 388-3344 for an Institutional, PlanAhead or Service Class Prospectus or (817) 967-3509 for an AMR Class Prospectus or by visiting the Funds’ website at www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.
     The American Beacon Funds’ Annual Report to Shareholders for the period ended October 31, 2007, the American Beacon Funds’ Annual Report to Shareholders of the Money Market Fund and U.S. Government Money Market Fund for the period ended December 31, 2007, and the American Beacon Funds’ Annual Report to Shareholders of the International Equity Index Fund, S&P 500 Index Fund, and Small Cap Index Fund for the period ended December 31, 2007 and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. To request an Annual Report, free of charge, please call (800) 388-3344.

Organization and History of the Funds	2
Non-Principal Investment Strategies and Risks	3
Investment Restrictions	4
Temporary Defensive Position	9
Portfolio Turnover	9
Disclosure of Portfolio Holdings	9
Lending of Portfolio Securities	11
Trustees and Officers of the Trust and the Master Trust	11
Trustees and Officers of the Index LLC	15
Trustees and Officers of the Equity 500 Index Portfolio	23
Code of Ethics	25
Proxy Voting Policies	25
Control Persons and 5% Shareholders	25
Investment Advisory Agreements	32
Management, Administrative and Distribution Services	34
Other Service Providers	38
Portfolio Managers	38
Portfolio Securities Transactions	61
Redemptions in Kind	67
Net Asset Value	67
Tax Information	68
Description of the Trust	71
Financial Statements	72
Other Information	72

Appendix A: Proxy Voting Policy and Procedures for the Trust and Master Trust	A-1
Appendix B: Proxy Voting Policies – International Equity and Emerging Markets Fund Sub-Advisors	B-1
Appendix C: Proxy Voting Policies – Index Portfolios	C-1

ORGANIZATION AND HISTORY OF THE FUNDS
     Each Fund is a separate investment portfolio of the American Beacon Funds (the “Trust”), a no-load, open-end management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. All of the Funds are diversified except for the International Equity Index and Small Cap Index Funds. Each Fund (except the Enhanced Income, Intermediate Bond, International Equity Index, Small Cap Index, and Treasury Inflation Protected Securities Funds) is comprised of multiple classes of shares designed to meet the needs of different groups of investors. The Enhanced Income Fund offers only the PlanAhead Class of shares. The Intermediate Bond, International Equity Index Fund, Small Cap Index Fund, and Treasury Inflation Protected Securities Fund offer only the Institutional Class of shares. This SAI relates to the AMR, Institutional, PlanAhead and Service Classes of the Trust.
     The International Equity Index Fund, Money Market Fund, S&P 500 Index Fund, Small Cap Index Fund, and U.S. Government Money Market Fund operate under a master-feeder structure (the “Master-Feeder Funds”). Each Master-Feeder Fund invests all of its investable assets in a corresponding portfolio with a similar name and identical investment objective. The Money Market Fund and the U.S. Government Money Market Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (“Master Trust”), a separate investment company managed by American Beacon Advisors, Inc. (the “Manager”). The S&P 500 Index Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio (“Equity 500 Index Portfolio”), a portfolio of the State Street Master Funds that is managed by SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company (“State Street”). The International Equity Index Fund and the Small Cap Index Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the Quantitative Master Series LLC (“Index LLC”). The International Equity Index Fund invests all of its investable assets in the Master International Index Series (“International Index Series”). The Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series (“Small Cap Index Series”). The Index LLC is managed by BlackRock Advisors, LLC. BlackRock Advisors, LLC has a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”). BIM is responsible for the day-to-day management of the International Index Series and the Small Cap Index Series. BlackRock Advisors LLC and BIM (collectively, “BlackRock”) each is an indirect, wholly owned subsidiary of BlackRock, Inc. The Equity 500 Index Portfolio, the International Index Series, the Small Cap Index Series, and the portfolios of the Master Trust are referred to herein individually as a “Portfolio” and, collectively, the “Portfolios.”
     Effective March 1, 2005, the Trust, the Funds, the Master Trust, and the Manager underwent a name change. The former and current names of each are listed below.

Name Prior to March 1, 2005	Name as of March 1, 2005
American AAdvantage Funds	American Beacon Funds
American AAdvantage Balanced Fund	American Beacon Balanced Fund
American AAdvantage Emerging Markets Fund	American Beacon Emerging Markets Fund
American AAdvantage Enhanced Income Fund	American Beacon Enhanced Income Fund
American AAdvantage High Yield Bond Fund	American Beacon High Yield Bond Fund
American AAdvantage Intermediate Bond Fund	American Beacon Intermediate Bond Fund
American AAdvantage International Equity Fund	American Beacon International Equity Fund
American AAdvantage International Equity Index Fund	American Beacon International Equity Index Fund
American AAdvantage Large Cap Growth Fund	American Beacon Large Cap Growth Fund
American AAdvantage Large Cap Value Fund	American Beacon Large Cap Value Fund
American AAdvantage Mid-Cap Value Fund	American Beacon Mid-Cap Value Fund
American AAdvantage Money Market Fund	American Beacon Money Market Fund
American AAdvantage S&P 500 Index Fund	American Beacon S&P 500 Index Fund
American AAdvantage Short-Term Bond Fund	American Beacon Short-Term Bond Fund
American AAdvantage Small Cap Index Fund	American Beacon Small Cap Index Fund
American AAdvantage Small Cap Value Fund	American Beacon Small Cap Value Fund
American AAdvantage Treasury Inflation Protected Securities Fund	American Beacon Treasury Inflation Protected Securities Fund
American AAdvantage U.S. Government Money Market Fund	American Beacon U.S. Government Money Market Fund
AMR Investment Services Trust	American Beacon Master Trust
AMR Investment Services, Inc.	American Beacon Advisors, Inc.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS
     In addition to the investment strategies described in the Prospectuses, the Balanced Fund, the Emerging Markets Fund, the High Yield Bond Fund, the International Equity Fund, the International Equity Index Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Index Fund, the Small Cap Value Fund, the Small Cap Value Opportunity Fund, and the Treasury Inflation Protected Securities Fund each may:
Invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations (“Rating Organizations”) rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security. Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds’ debt allocations. These Funds, at the discretion of the Manager, BlackRock or the applicable sub-advisor, may retain a debt security that has been downgraded below the initial investment criteria. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any Rating Organization or, if unrated, are deemed to be of comparable quality by the applicable sub-advisor and traded publicly on a world market. The High Yield Bond Fund may invest more than 20% in investment grade debt securities and more than 25% in obligations rated in the fourth highest rating category.
Each Fund may (except where indicated otherwise):
1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. (The S&P 500 Index Fund, Small Cap Index Fund, and International Equity Index Fund (the “Index Funds”) will not engage in dollar rolls or purchase or sell securities on a forward commitment basis.) The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.
2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or exemptive relief granted by the Securities and Exchange Commission (“SEC”).
3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending (except the Index Funds), the Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Money Market Fund and U.S. Government Money Market Fund (the “Money

Market Funds”) do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.
4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager, SSgA FM, BlackRock, or the sub-advisors, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.
5. Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Money Market Funds will not invest more than 10% (and the other Funds will not invest more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager, SSgA FM, BlackRock, or the sub-advisor, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust’s Board of Trustees (“Board”), the Master Trust’s Board of Trustees (“Master Trust Board”), the Equity 500 Index Portfolio Board or the Index LLC Board, as applicable, that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.
INVESTMENT RESTRICTIONS
     Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:
Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.
     All other fundamental and non-fundamental investment policies of each Master-Feeder Fund and its corresponding Portfolio are identical, except for the S&P 500 Index Fund and the Equity 500 Index Portfolio, as described under “Equity 500 Index Portfolio and S&P 500 Index Fund” below.
All Funds except the Index Funds
     Although the following discusses the investment policies of each Fund (except the Index Funds) and the Board, it applies equally to each Master Trust Portfolio and the Master Trust Board. Future references in this section to “Fund” shall include the Master Trust Portfolios.
     In addition to the investment objectives noted in the Prospectuses, the following nine restrictions have been adopted by each Fund and may be changed with respect to any such Fund only by the majority vote of that Fund’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders’ meeting or (b) more than 50% of the shares of the Fund. Except as noted otherwise below, whenever a Master-Feeder Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Master-Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Master-Feeder Fund’s votes representing that Master-Feeder Fund’s shareholders not voting will be voted by the Board in the same proportion as those Master-Feeder Fund shareholders who do, in fact, vote. On any matter for which a vote of interests of an Index LLC Portfolio is sought, with respect to which either the International Equity Index Fund or Small Cap Index Fund is entitled to vote, the Trust will either seek instructions from the holders of the relevant Fund’s shares and vote on the matter in accordance with such instructions, or the Trust will vote the interests of the Index LLC Portfolio held by it in the same proportion as the vote of all other interest holders of such Index LLC Portfolio.
No Fund may:
1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).
3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.
4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.
5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.
6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.
7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund’s total assets.
8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio of the Master Trust, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.
The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuers of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).
     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.
     The following non-fundamental investment restrictions apply to each Fund and Portfolio (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to a Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:
1. Invest more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or
2. Purchase securities on margin or effect short sales, except that (i) a Fund or Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, and (ii) the High Yield Bond Fund may effect short sales.
     Each Fund and each Portfolio of the Master Trust may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, a Fund or Portfolio of the Master Trust may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio (the “Money Market Portfolios”). A Fund or Portfolio of the Master Trust may incur duplicate advisory or management fees when investing in another mutual fund.
Index LLC Portfolios, Small Cap Index Fund and International Equity Index Fund
     Although the following discusses the investment policies of each Index LLC Portfolio and the Index LLC Board, identical policies have been adopted by the Small Cap Index Fund and International Equity Index Fund and the Board.

     The following investment restrictions are “fundamental policies” of the Index LLC Portfolios and may be changed with respect to each Portfolio or Fund only by the majority vote of the Portfolio’s or Fund’s outstanding interests or shares, respectively, as defined above. Whenever a Fund is requested to vote on a change in the fundamental policy of its Portfolio, the applicable Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund’s votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote. Neither Index LLC Portfolio may:
1. Make any investment inconsistent with the Portfolio’s classification as a non-diversified company under the 1940 Act.
2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Portfolio may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.
3. Make investments for the purpose of exercising control or management.
4. Purchase or sell real estate, except that, to the extent permitted by law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
5. Make loans to other persons, except that (i) the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Index LLC’s Registration Statement, as they may be amended from time to time; and with respect only to the Index LLC (iii) as may otherwise be permitted by an exemptive order issued to the Index LLC by the Securities and Exchange Commission.
6. Issue senior securities to the extent such issuance would violate applicable law.
7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio’s investment policies as set forth in the Index LLC’s Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, forward commitment transactions and similar investment strategies.
8. Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.
9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Index LLC’s Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.
     In addition, although each Index LLC Portfolio is classified as a non-diversified fund under the 1940 Act and is not subject to the diversification requirements of the 1940 Act, each Portfolio must comply with certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Tax Code”), to enable the Fund that invests therein to satisfy the tax diversification requirements that apply to that Fund. To ensure that the Index LLC Portfolios satisfy these requirements, the Index LLC’s Limited Liability Company Agreement requires that each Index LLC Portfolio be managed in compliance with these requirements as though they were applicable to the Portfolios. Whether these requirements are satisfied will be determined at the Portfolio level and not at the Fund level, based in part upon a pronouncement the Index LLC received from the Internal Revenue Service (“IRS”) of general application that entitles funds that invest in an Index LLC Portfolio to “look through” the shares of the Portfolio to its underlying investments for purposes of these diversification requirements.
     In addition, the Index LLC has adopted non-fundamental restrictions that may be changed by the Index LLC Board without shareholder approval. Under the non-fundamental restrictions, an Index LLC Portfolio may not:
(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Portfolios’ shares are owned by another investment company that is part of the same group of investment companies as the Portfolios.
(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Index LLC’s Registration Statement.
(c) Invest in securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Index LLC Board has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.
(d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.
(e) Change its policy of investing, under normal circumstances, at least 80% of its assets in securities or other financial instruments in, or correlated with, its target index without providing shareholders with at least 60 days prior written notice of such change.
     Except with respect to restriction 7, if a percentage restriction on the investment use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.
     For purposes of investment restriction 2, each Portfolio uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries.
     The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Index LLC has adopted an investment policy pursuant to which neither Portfolio will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of: (i) the market value of OTC options currently outstanding that are held by such Portfolio, (ii) the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio, and (iii) margin deposits on the Portfolio’s existing OTC options on futures contracts exceeds 15% of the total assets of the Portfolio, taken at market value, together with all other assets of such Portfolio that are deemed to be illiquid or are not otherwise readily marketable. However, if the OTC options are sold by a Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealer is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of any Portfolio and may be amended by the Index LLC Board without the approval of the Portfolio’s interest holders. However, the Index LLC Board will not change or modify this policy prior to the change or modification by the SEC staff of its position.
     Portfolio securities of each Index LLC Portfolio generally may not be purchased from, sold or loaned to BlackRock or its affiliates or any of their directors, trustees, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act. Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) with BlackRock, the Index LLC Portfolios are prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates, except for brokerage transactions permitted under the 1940 Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the 1940 Act. See “Portfolio Securities Transactions.”
Equity 500 Index Portfolio and S&P 500 Index Fund
     The following investment restrictions are “fundamental policies” of the Equity 500 Index Portfolio and the S&P 500 Index Fund, and may be changed with respect to the Portfolio or the Fund only by the majority vote of the Portfolio’s or Fund’s outstanding interests or shares, respectively, as defined above. Except where noted otherwise, the fundamental investment restrictions of the Equity 500 Index Portfolio and the S&P 500 Index Fund are

substantially the same. Whenever the S&P 500 Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund’s votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote.
The Equity 500 Index Portfolio and S&P 500 Index Fund may not:
1. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings). The S&P 500 Index Fund may borrow money in an amount not more than 1/3 of the current value of its net assets as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.
2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.
3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The S&P 500 Index Fund may not purchase or sell interests in oil, gas or mineral leases.
4. Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.
5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. The S&P 500 Index Fund may not make loans to other persons except: (a) through the lending of the Fund’s portfolio securities and provided that any such loans not exceed 30% of the Fund’s net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.
6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio’s total assets would be invested in any one industry.
9. Issue any class of securities that is senior to the Portfolio’s beneficial interests, to the extent prohibited by the 1940 Act, provided that, for the S&P 500 Index Fund, collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.
     In addition, it is contrary to the Portfolio’s present policy, which may be changed without interest holder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Portfolio, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.
TEMPORARY DEFENSIVE POSITION
     While assuming a temporary defensive position, a Fund or Portfolio may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.
PORTFOLIO TURNOVER
Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that a Fund or Portfolio sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase a Fund’s or a Portfolio’s transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the Treasury Inflation Protected Securities Fund decreased from 259% for the fiscal year ended December 31, 2006 to 139% for the fiscal year ended December 31, 2007. The decrease was the result of a larger asset base due to significant inflows late in the year.  While these inflows increased buying activity, selling activity did not materially increase and when coupled with a larger asset base, a lower turnover rate was generated.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Funds and Portfolios of the Master Trust publicly disclose portfolio holdings information as follows:
1.	a complete list of holdings for each Fund and Portfolio on an annual and semi-annual basis in the reports to shareholders and publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

2.	a complete list of holdings for each Fund and Portfolio as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.	a complete list of holdings for each Fund (excluding the Index Funds) and Portfolio as of the end of each month on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of the month;

4.	ten largest holdings for each Fund (excluding the Index Funds and Money Market Funds) as of the end of each calendar quarter on the Funds’ website (www.americanbeaconfunds.com) and in sales materials approximately fifteen days after the end of the calendar quarter; and

5.	ten largest holdings for the Index Funds, Money Market Funds, and Portfolios as of the end of each calendar quarter on the Funds’ website (www.americanbeaconfunds.com) and in sales materials approximately thirty days after the end of the calendar quarter.
     Occasionally, certain interested parties – including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others – may request portfolio holdings information that has not yet been publicly disclosed by the Funds or Portfolios. As a policy, the non-Money Market Funds control the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders.
Third Party Service Providers. The Master Trust Portfolios and the Funds have ongoing arrangements with third party service providers that require access to holdings to provide services necessary to the Portfolios’ and Funds’ operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The service providers have a duty to keep the Funds’ and Portfolios’ nonpublic information confidential either through written contractual arrangements with the Manager, the Funds or the Portfolios or by the nature of their role with respect to the Funds and Portfolios. The Portfolios and Funds have determined that selective and complete disclosure of holdings information to Fund counsel, auditors and the following service providers fulfills a legitimate business purpose and is in the best interest of shareholders: State Street, Metropolitan West Securities, LLC (“MetWest”) and Brown Brothers Harriman & Co. (“BBH”). State Street serves as the Trust’s custodian, accountant, securities lending agent, and pricing agent. State Street has access to complete Fund holdings on a daily basis with no lag. MetWest serves as the securities lending agent to the High Yield Bond Fund and has access to the complete list of holdings of that Fund on a daily basis with no lag. BBH serves as the securities lending agent to the International Equity Fund and has access to the complete list of holdings of that Fund on a daily basis with no lag.
     Certain third parties are provided with non-public information on particular holdings (not a complete list). These third parties include: broker-dealers, borrowers of the Funds’ portfolio securities, and issuers (or their agents). Broker-dealers utilized by the Funds and Portfolios in the process of purchasing and selling portfolio securities receive limited holdings information on a current basis with no lag. Potential borrowers of the Funds’ securities receive information pertaining to the Funds’ securities available for loan. Such information is provided on a current basis with no lag. From time to time, an issuer (or its agent) may contact the Funds and Portfolios requesting confirmation of ownership of the issuer’s securities. Such holdings information is provided to the issuer (or its agent) as of the date requested. The Funds and Portfolios do not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information. However, the Funds and Portfolios would not continue to utilize a third party that the Manager determined to have misused non-public holdings information.
Rating and Ranking Organizations. The Funds and Portfolios have ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Funds. The Funds and Portfolios have determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Funds and Portfolios have the following arrangements with rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Organization	Frequency of Disclosure	Lag
Bloomberg	Quarterly	Day following disclosure on Funds’ website
Lipper/Reuters	Monthly	5 business days
Moody’s Investors Service	Weekly (money market funds)	1 business day
Morningstar	Monthly	Day following disclosure on Funds’ website
Standard & Poor’s Ratings Services	Weekly (money market funds)	1 business day
Standard & Poor’s Ratings Services	Monthly (all other funds)	2 business days
Thomson Financial Research	Quarterly	Day following disclosure on Funds’ website
     The rating and ranking organizations receiving non-money market fund holdings information prior to disclosure on the Funds’ website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Funds and Portfolios withhold disclosure of non-money market fund holdings information until the day following disclosure on the Funds’ website.
Money Market Funds. The Manager has determined that selective disclosure of nonpublic holdings information for the Money Market Portfolios does not pose a significant risk of harm to shareholders of the Money Market Funds. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Money Market Portfolios, the Money Market Funds and their shareholders. Therefore, selective disclosure of holdings information for the Money Market Portfolios is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of a Money Market Portfolio’s holdings would not be in the best interests of shareholders of the corresponding Money Market Fund. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Money Market Portfolios under certain circumstances.
Non-Money Market Funds. For the non-Money Market Funds, selective disclosure of nonpublic portfolio holdings information to parties other than rating and ranking organizations or service providers must meet all of the following conditions:
1.	Recipients of portfolio holdings information must agree in writing to keep the information confidential and not to trade based on the information;

2.	Holdings may only be disclosed as of a month-end date;

3.	No compensation may be paid to the Funds, the Portfolios, the Manager or any other party in connection with the disclosure of information about portfolio securities; and

4.	A member of the Manager’s Compliance Department must approve requests for holdings information.

     In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Funds, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style of the Fund for which holdings have been requested (e.g. passive versus active management), and any other factors it deems relevant. In its analysis, the Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure and any violations of the Holdings Policy during the period.
     The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an “ongoing arrangement” and thus requires disclosure in the SAI.
LENDING OF PORTFOLIO SECURITIES
     The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Funds remain the owner of the loaned securities and continue to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Funds also have the right to terminate a loan at any time. The Funds do not have the right to vote on securities while they are on loan. However, it is the Funds’ policy to attempt to terminate loans in time to vote those proxies that the Funds determine are material to their interests. Loans of portfolio securities may not exceed 33-1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). The Funds will receive collateral consisting of cash, U.S. Government securities [or irrevocable letters of credit] which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Funds will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Funds will also bear the risk of any decline in value of securities acquired with cash collateral. The Funds will minimize this risk by limiting the investment of cash collateral to money market funds or similar private investment vehicles, repurchase agreements or other high quality instruments with short maturities.
TRUSTEES AND OFFICERS OF THE TRUST AND THE MASTER TRUST
     The Board provides broad supervision over the Trust’s affairs. The Manager is responsible for the management of Trust assets, and the Trust’s officers are responsible for the Trust’s operations. The Trustees and officers of the Trust and Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-three funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.

Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement*

Douglas G. Herring ** (50)	Trustee since 2006 President since 2007 Executive Vice President from 2006-2007	President (2006-Present) and CEO (2008-Present, American Beacon Advisors, Inc.; Vice President and Controller, American Airlines, Inc. (1998-2006); Chairman (2003-Present) and Director (1995-Present), American Airlines Federal Credit Union; Trustee, American Beacon Mileage Funds (2006-Present); Trustee, American Beacon Select Funds (2006-Present); Director, American Beacon Global Funds SPC (2006-Present); Director, American Beacon Global Funds plc (2007-Present).

William F. Quinn** (60)	Trustee since 1987 Executive Vice President since 2007 President from 1987 to 2007	Chairman (2006-Present), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-Present); Director, Crescent Real Estate Equities, Inc. (1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member , New York Stock Exchange Pension Managers Advisory Committee (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee, American Beacon Mileage Funds (1995-Present); Trustee, American Beacon Select Funds (1999-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds, plc (2007-Present).

Alan D. Feld** (71)	Trustee since 1996	Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, The University of Texas M.D. Anderson Cancer Center; Member, Board of Visitors, Zale Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present).

Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (63)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline (47)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (64)	Trustee since 2004	Senior Vice President and General Counsel, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Stephen D. O’Sullivan (72)	Trustee of Trust since 1987 and Master Trust since 1995	Consultant (1994-Present); Trustee, American Beacon Mileage Funds (1995-Present); Trustee, American Beacon Select Funds (1999-Present).

R. Gerald Turner (62) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas 75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American Beacon Select Funds (2001-Present).

Kneeland Youngblood (52) 300 Crescent Court Suite 1380 Dallas, Texas 75201	Trustee since 1996 Chairman since 2005	Managing Partner, Pharos Capital Group, LLC (a private equity firm) (1998-Present); Director, Energy Future Holdings Corp. (2007-Present); Director, Burger King Corporation (2004-Present); Director, Gap Inc. (2006-Present); Trustee, City of Dallas, Texas Employee Retirement Fund (2004-Present); Director, Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign Relations (1995-Present); Trustee, St. Mark’s School of Texas (2002-Present);; Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust, (1996-Present).

OFFICERS
Term One Year

Rosemary K. Behan (49)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, Enforcement Division, Securities and Exchange Commission (1995 – 2004).

Brian E. Brett (47)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Wyatt Crumpler (41)	VP since 2007	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present).

Michael W. Fields (54)	VP of Trust since 1989 and Master Trust since 1995	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Global Funds plc (2007-Present).

Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONTINUED)

Rebecca L. Harris (41)	Treasurer since 1995	Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (36)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O’Sullivan.

**	Messrs. Herring, Quinn and Feld and Herring are deemed to be “interested persons” of the Trust and Master Trust, as defined by the 1940 Act. Mr. Herring is President and CEO of the Manager. Mr. Quinn is Chairman of the Manager. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s and Master Trust’s sub-advisors.

     The Trust has an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline, Mr. O’Sullivan and Mr. Herring. Mr. Youngblood, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are “interested persons” of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; (d) to oversee the Trust’s compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trust’s compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trust’s Chief Compliance Officer in connection with his or her implementation of the Trust’s Compliance Program. The Audit and Compliance Committee met four times during the fiscal years ended October 31, and December 31, 2007.
     The Trust has a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld, Turner, Herring and Quinn. Mr. Youngblood, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met three times during the fiscal years ended October 31, and December 31, 2007.
     The Trust has an Investment Committee that is comprised of Messrs. Bogart, Massman and Quinn. Mr. Youngblood, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met four times during the fiscal years ended October 31, and December 31, 2007.

     The Trustees who owned shares of any Fund are listed in the following tables with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2007.

INTERESTED
	Herring	Quinn	Feld
Balanced	None	Over $100,000	None
Emerging Markets	Over $100,000	Over $100,000	None
Enhanced Income	None	Over $100,000	None
High Yield Bond	None	Over $100,000	None
Intermediate Bond	None	Over $100,000	None
International Equity	Over $100,000	Over $100,000	None
International Equity Index	None	None	None
Large Cap Growth	$50,001- $100,000	None	None
Large Cap Value	Over $100,000	Over $100,000	None
Mid-Cap Value	Over $100,000	Over $100,000	None
Money Market	None	None	None
S&P 500 Index	None	None	None
Short-Term Bond	None	Over $100,000	None
Small Cap Index	None	None	None
Small Cap Value	$50,001-$100,000	Over $100,000	None
Small Cap Value Opportunity	$50,001-$100,000	None	None
Treasury Inflation Protected Secs.	None	$50,001-$100,000	None

U.S. Gov’t Money Market	None	None	Over $100,000
Trust on an Aggregate Basis	Over $100,000	Over $100,000	Over $100,000
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000	Over $100,000	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	O’Sullivan	Turner	Youngblood
Balanced	None	None	$10,001-$50,000	None	None	$1-$10,000
Emerging Markets	None	None	None	$10,001-$50,000	None	None
Enhanced Income	None	None	None	None	None	None
High Yield Bond	None	None	None	None	None	None
Intermediate Bond	None	None	None	None	None	None
International Equity	None	$50,001-$100,000	$50,001-$100,000	$10,001-$50,000	None	None
International Equity Index	None	None	None	None	None	None
Large Cap Growth	None	None	None	$10,001-$50,000	None	None
Large Cap Value	None	None	None	$10,001-$50,000	None	None
Mid-Cap Value	None	None	None	None	$10,001-$50,000	None
Money Market	Over $100,000	None	None	None	None	None
S&P 500 Index	None	None	None	None	None	None
Short-Term Bond	None	None	None	$50,001-$100,000	None	None
Small Cap Index	None	None	None	None	None	None
Small Cap Value	$10,001-$50,000	$1-$10,000	$10,001-$50,000	None	Over $100,000	None
Small Cap Value Opportunity	None	None	None	None	None	None
Treasury Inflation Protected Secs.	None	None	None	None	None	None
U.S. Gov’t Money Market	None	None	None	None	None	None
Trust on an Aggregate Basis	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	$1-$10,000
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	$1-$10,000

     As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the Master Trust (collectively, the “Trusts”), Mr. Feld and the non-interested Trustees (other than Mr. O’Sullivan) receive:
•	free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee’s spouse);

•	reimbursement equal to the income tax on the value of the free air travel;

•	cash payment for the amount that a Trustee’s annual flight service charges and income tax reimbursements are below $40,000 (effective January 1, 2006);

•	$1,000 for each Board meeting attended (effective January 1, 2005); and

•	$1,000 for each Committee meeting attended (effective January 1, 2005).
Mr. O’Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to January 1, 2006, Mr. O’Sullivan received an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Effective January 1, 2006, Mr. O’Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and $1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended October 31, 2007. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

		Pension or
		Retirement Benefits
	Aggregate	Accrued as Part of	Total Compensation
	Compensation From	the Trust’s	From the Trusts
Name of Trustee	the Trust	Expenses	(23 funds)
INTERESTED TRUSTEES
William F. Quinn	$0	$0	$0
Douglas G. Herring	$0	$0	$0
Alan D. Feld	$26,357	$0	$50,768

NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$24,761	$0	$47,693
Brenda A. Cline	$26,747	$0	$51,519
Richard A. Massman	$26,477	$0	$50,999
Stephen D. O’ Sullivan	$24,920	$0	$48,000
R. Gerald Turner	$25,663	$0	$49,431
Kneeland Youngblood	$32,015	$0	$61,666

The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. Alternatively, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson retired from the Trust effective February 28, 2002 and currently serves as Trustee Emeritus to the Trusts. During the fiscal year ended October 31, 2007, Mr. Fortson did not utilize flight benefits and so no Trust compensation is reported.
     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.
TRUSTEES AND OFFICERS OF THE INDEX LLC
     The Board of Directors of the Index LLC consists of thirteen individuals, eleven of whom are not “interested persons” of the Index LLC as defined in the Investment Company Act (the “non-interested Directors”). The Directors are responsible for the oversight of the operations of the Index LLC and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The non-interested Directors have retained independent legal counsel to assist them in connection with their duties.
     The Board has four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.
     The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (chair), Herbert I. London and Frederick W. Winter, all of whom are non-interested Directors. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Index LLC’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The

Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Index LLC; (3) review the conduct and results of each independent audit of the Index LLC’s financial statements; (4) review with the independent auditor any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Index LLC and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Index LLC’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (7) oversee policies, procedures and controls regarding valuation of the Index LLC’s investments; and (8) resolve any disagreements between Index LLC management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee.
     The members of the Governance and Nominating Committee (the “Governance Committee”) are Matina Horner (chair), Cynthia A. Montgomery, Robert C. Robb and Frederick W. Winter, all of whom are non-interested Directors. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Directors of the Index LLC and recommend non-interested Director nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Director compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Director made by Index LLC shareholders as it deems appropriate. Index LLC shareholders who wish to recommend a nominee should send nominations to the Secretary of the Index LLC that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee.
     The members of the Compliance Committee are Joseph Platt (chair), Cynthia A. Montgomery and Robert C. Robb, all of whom are non-interested Directors. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Index LLC, the fund-related activities of BlackRock and the Index LLC’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Index LLC and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Index LLC’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Index LLC’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee.
     The members of the Performance Oversight Committee (the “Performance Committee”) are David O. Beim (chair), Toby Rosenblatt (vice chair), Ronald W. Forbes, Rodney D. Johnson and Herbert I. London, all of whom are non-interested Directors, and Richard S. Davis, who is an interested Director. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Index LLC’s investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review the Index LLC’s investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Index LLC’s investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Committee.
     Prior to November 1, 2007, the Board then in office had two standing committees, an Audit Committee and a Nominating Committee, each of which consisted of all of the non-interested Directors then in office. During the fiscal year ended December 31, 2007, the Audit Committee met four times and the Nominating Committee met once.
     Certain biographical and other information relating to the Directors are set forth below, including their address, year of birth, their principal occupations for at least the last five years, the term of office and length of time served, the total number of investment companies overseen in the complex of funds advised by the Manager or its affiliates (“BlackRock-advised funds”) and any public directorships.

Number of
		Term of		BlackRock-
		Office(b)		Advised
	Positions(s)	and		Funds and
	Held	Length		Portfolios
Name, Address(a) and	with the	of Time	Principal Occupation(s)	Overseen by	Public
Year of Birth	Index LLC	Served	During Past Five Years	Director	Directorships
Non-Interested Directors:
David O. Beim (1940)(c)	Director	Director since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA from 1997 to 2001; Chairman of Wave Hill Inc., from 1990 to 2006; Trustee of Phillips Exeter Academy from 2002 to present.	35 registered investment companies consisting of 81 portfolios	None

Ronald W. Forbes (1940)(d)	Director	Director since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.	35 registered investment companies consisting of 81 portfolios	None

Dr. Matina Horner (1939)(e)	Director	Director since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund (TIAA-CREF) from 1989 to 2003.	35 registered investment companies consisting of 81 portfolios	N Star (electric & gas utility)

Rodney D. Johnson (1941)(d)	Director	Director since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to present; Director, Fox Chase Cancer Center from 2002 to present; Member of the Archdiocesan Investment Committee of the Archidocese of Philadelphia from 2003 to present.	35 registered investment companies consisting of 81 portfolios	None

Herbert I. London (1939)	Director	Director since 2002	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005; and Professor thereof from 1980 to 2005; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Chairman of the Board of Directors of Vigilant Research, Inc. since 2006; Member of the Board of Directors for Grantham University since 2006;	35 registered investment companies consisting of 81 portfolios	AIMS Worldwide, Inc. (marketing)

Number of
		Term of		BlackRock-
		Office(b)		Advised
	Positions(s)	and		Funds and
	Held	Length		Portfolios
Name, Address(a) and	with the	of Time	Principal Occupation(s)	Overseen by	Public
Year of Birth	Index LLC	Served	During Past Five Years	Director	Directorships
Director of AIMS Worldwide, Inc. since 2006; Director of Reflex Security since 2006; Director of InnoCentive, Inc. since 2006; Director, Cerego, LLC since 2005; Director, Damon Corp. from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993.

Cynthia A. Montgomery (1952)	Director	Director since 2007	Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Associate Professor, Graduate School of Business Administration, University of Michigan from 1979 to 1985; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	35 registered investment companies consisting of 81 portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. (1947)(f)	Director	Director since 2007	Partner, Amarna Corporation, LLC, (private investment company) from 2002 to present; Director, Jones and Brown (Canadian Insurance Broker) since 1998; Director, Greenlight Re Ltd. (reinsurance company) since 2004; Partner, Amarna Financial Company (private investment company) from 2005 to present; Former Director from 1990 to 1997 and Executive Vice President, Johnson and Higgins.	35 registered investment companies consisting of 81 portfolios	Greenlight Capital Re, Ltd. (reinsurance)

Robert C. Robb, Jr. (1945)	Director	Director since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981; former Trustee, Medical College of Pennsylvania/Hahnemann University from 1998 to 2002; former Trustee, EQK Realty Investors from 1994 to 2000; former Director, Tamaqua Cable Products Company from 1981 to 1998; former Director, Brynwood Partners from 1984 to 1998; former Director, PNC Bank from 1994 to 1998; former Director, Provident National Bank from 1983 to 1993; former Director, Brinks, Inc. from 1981 to 1986.	35 registered investment companies consisting of 81 portfolios	None

Toby Rosenblatt	Director	Director since 2007	President since 1999 and Vice President - General Partner since 1990,	35 registered investment companies	A.P. Pharma, Inc. (specialty pharmaceutical)

Number of
		Term of		BlackRock-
		Office(b)		Advised
	Positions(s)	and		Funds and
	Held	Length		Portfolios
Name, Address(a) and	with the	of Time	Principal Occupation(s)	Overseen by	Public
Year of Birth	Index LLC	Served	During Past Five Years	Director	Directorships
(1938)(g)			Founders Investments Ltd.(private investments); Director, Forward Management, LLC since 2007; Director, ReFlow Management, LLC since 2007; Trustee, SSR Funds from 1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	consisting of 81 portfolios

Kenneth L. Urish (1951)(h)	Director	Director since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department from 2001 to present; Trustee, The Holy Family Foundation from 2001 to present; Former Director, Inter-Tel from 2006 to present; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to present.	35 registered investment companies consisting of 81 portfolios	None

Frederick W. Winter (1945)	Director	Director since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business — University of Pittsburgh from 2005 to the present and Dean from 1997 to 2005; Director, Alkon Corporation from 1992 to present; Director, Indotronix International from 2004 to present; Director, Tippman Sports from 2005 to present.	35 registered investment companies consisting of 81 portfolios	None

Interested Directors:

Richard S. Davis (1945)	Director	Director since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research mutual funds (“SSR Funds”) from 2000 to 2005; Senior Vice President, Metropolitan Life Insurance Company from 1999 to 2000; Chairman SSR Realty from 2000 to 2004.	185 registered investment companies consisting of 292 portfolios	None

Henry Gabbay (1947)	Director	Director since 2007	Consultant, BlackRock, Inc. since 2007; Managing Director, BlackRock, Inc. from 1989 to June, 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond	184 registered investment companies consisting of 291 portfolios	None

Number of
		Term of		BlackRock-
		Office(b)		Advised
	Positions(s)	and		Funds and
	Held	Length		Portfolios
Name, Address(a) and	with the	of Time	Principal Occupation(s)	Overseen by	Public
Year of Birth	Index LLC	Served	During Past Five Years	Director	Directorships
Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the BlackRock Fund complex from 1989 to 2006.

(a)	Unless otherwise indicated, the address of each Director is 40 East 52nd Street, New York, New York 10022.

(b)	Each Director holds office until his or her successor is elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Index LLC’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.

(c)	Chair of the Performance Committee.

(d)	Co-Chair of the Board of Directors.

(e)	Chair of the Governance Committee.

(f)	Chair of the Compliance Committee.

(g)	Vice-Chair of the Performance Committee.

(h)	Chair of the Audit Committee.
     Certain biographical and other information relating to the officers of the Index LLC is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised funds overseen and any public directorships:

Number of
		Term of		BlackRock-
	Position(s)	Office(b)	Principal	Advised
	Held with	and Length	Occupation(s)	Funds and
Name, Address(a)	the Index	of Time	During	Portfolios	Public
and Year of Birth	LLC	Served	Past Five Years	Overseen	Directorships
Donald C. Burke (1960)	President and Chief Executive Officer	President and Chief Executive Officer since 2007	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997; Vice President and Secretary of IQ Funds since 2004.	195 registered investment companies consisting of 302 portfolios	None

Anne Ackerley (1962)	Vice President	Vice President since 2007	Managing Director, BlackRock, Inc. since May 2000; First Vice President and Operating Officer, Mergers and Acquisitions Group from 1997 to 2000; First Vice President and Operating Officer, Public Finance Group from 1995 to 1997, and	185 registered investment companies consisting of 292 portfolios	None

Number of
		Term of		BlackRock-
	Position(s)	Office(b)	Principal	Advised
	Held with	and Length	Occupation(s)	Funds and
Name, Address(a)	the Index	of Time	During	Portfolios	Public
and Year of Birth	LLC	Served	Past Five Years	Overseen	Directorships
First Vice President, Emerging Markets Fixed Income Research from 1994 to 1995, Merrill Lynch & Co.

Howard Surloff (1965)	Secretary	Secretary since 2007	Managing Director, of BlackRock Inc., and General Counsel of US Funds at BlackRock, Inc since 2006; General Counsel (US) Goldman Sachs Asset Management from 1993 to 2006.	185 registered investment companies consisting of 292 portfolios	None

Brian P. Kindelan (1959)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Chief Compliance Officer and Anti-Money Laundering Compliance Officer since 2007	Managing Director and Senior Counsel since January 2005; Director and Senior Counsel from 2001 to 2004, and Vice President and Senior Counsel from 1998 to 2000, BlackRock, Inc.; Senior Counsel, PNC Bank Corporation from May 1995 to April 1998.	185 registered investment companies consisting of 292 portfolios	None

Neal J. Andrews (1966)	Chief Financial Officer	Chief Financial Officer since 2007	Managing Director of Administration and Operations Group, BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. from 1992 to 2006.	185 registered investment companies consisting of 292 portfolios	None

Jay M. Fife (1970)	Treasurer	Treasurer since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. since 2006; Assistant Treasurer of certain funds advised by MLIM or its affiliates from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	185 registered investment companies consisting of 292 portfolios	None

(a)	Unless otherwise indicated, the address of each officer is 40 East 52nd Street, New York, New York 10022.

(b)	Each officer is elected by and serves at the pleasure of the Board of Directors of the Index LLC.
     Each non-interested Director is paid as compensation an annual retainer of $150,000 per year for his or her services as Director to the BlackRock-advised funds, including the Index LLC, and a $25,000 Board meeting fee to be paid for each Board meeting up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meeting. In addition, the Co-Chairs of the Board of Directors are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid an additional annual retainer of $25,000. The Vice-Chair of the Performance Committee is paid an additional annual retainer of $25,000. The Index LLC compensates the Chief Compliance Officer for his services as its Chief Compliance Officer. The Index LLC may also pay a portion of the compensation of certain members of the staff of the Chief Compliance Officer.
     The following table sets for the compensation earned by the non-interested Directors and Chief Compliance Officer for the fiscal year ended December 31, 2007, and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2007.

			Aggregate
			Compensation from
	Aggregate	Estimated Annual	the Fund and Other
	Compensation from	Benefits Upon	BlackRock
Name of Directors	the Index LLC(a)	Retirement	Advised Funds
David O. Beim	None	None	$180,570
Ronald W. Forbes(c)	None	None	$235,183
Dr. Martina Horner(d)	None	None	$226,015
Rodney D. Johnson(c)	None	None	$143,151
Herbert I. London	None	None	$250,136
Cynthia A. Montgomery	None	None	$171,433
Joseph P. Platt, Jr.(e)	None	None	$139,817
Robert C. Robb, Jr.	None	None	$128,151
Toby Rosenblatt(f)	None	None	$226,015
Kenneth L. Urish(g)	None	None	$139,817
Frederick W. Winter	None	None	$128,151
Compliance Officer Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	None(h)	None	$0(h)

(a)	For the fiscal year ended December 31, 2007, the Index LLC paid aggregate compensation of $— to all Directors then holding such office.

(b)	Chair of the Performance Committee.

(c)	Co-Chair of the Board of Directors.

(d)	Chair of the Governance Committee.

(e)	Chairman of the Compliance Committee.

(f)	Vice-Chair of the Performance Committee.

(g)	Chair of the Audit Committee.
     Information relating to each Directors share ownership in the Index LLC and in all BlackRock-advised funds that are overseen by the respective Director (“Supervised Funds”) as of December 31, 2007 is set forth in the chart below:

Aggregate Dollar
	Range of Equity	Aggregate Dollar Range of Equity
	Securities in	Securities in Supervised
Name of Director	the Index LLC	Funds
Interested Directors:
Richard S. Davis	None	Over $100,000
Henry Gabbay	None	Over $100,000
Non-Interested Directors:
David O. Beim	None	$50,001-$100,000
Ronald W. Forbes	None	Over $100,000
Dr. Martina Horner	None	Over $100,000
Rodney D. Johnson	None	Over $100,000
Herbert I. London	None	Over $100,000
Cynthia A. Montgomery	None	Over $100,000
Joseph P. Platt, Jr.	None	Over $100,000

Aggregate Dollar
	Range of Equity	Aggregate Dollar Range of Equity
	Securities in	Securities in Supervised
Name of Director	the Index LLC	Funds
Robert C. Robb, Jr.	None	Over $100,000
Toby Rosenblatt	None	Over $100,000
Kenneth L. Urish	None	None
Frederick W. Winter	None	None
     Additional information regarding the management of the Index Portfolios may be found in the Part B of the Registration Statement for the Quantitative Master Series LLC, SEC File No. 811-7885. Shareholders may access this information on the SEC’s website at www.sec.gov.
TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO
     The Equity 500 Index Portfolio Board is responsible for generally overseeing the Equity 500 Index Portfolio’s business. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

				Number of
				Funds in
				Fund	Other
	Position(s)	Term of Office		Complex	Directorships
Name, Address, and Date	Held with	and Length of	Principal Occupation	Overseen	Held by
of Birth (“DOB”)	Trust	Time Served	During Past Five Years	by Trustee	Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/00	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	18	Trustee, State Street Institutional Investment Trust; Trustee, Scottish Widows Investment Partnership Trust; Director, the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee	Term: Indefinite Elected: 2/00	Trustee of Old Mutual South Africa Master Trust (investments) (1995 – present); Chairman emeritus, Children’s Hospital (1984 – present); Director, Boston Plan For Excellence (non-profit), (1994 – present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 – 1999). Mr. Boyan retired in 1999.	18	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee	Term: Indefinite Elected: 2/00	President, SpenceCare International LLC (1998 – present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus	18	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director,

Number of
Funds in
				Fund	Other
	Position(s)	Term of Office		Complex	Directorships
Name, Address, and Date	Held with	and Length of	Principal Occupation	Overseen	Held by
of Birth (“DOB”)	Trust	Time Served	During Past Five Years	by Trustee	Trustee
			Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); Trustee, Eastern Enterprise (utilities) (1988 – 2000).		IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee	Term: Indefinite Elected: 2/00	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	18	Trustee, State Street Institutional Investment Trust

Officers:

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB June 24, 1965	President	Term: Indefinite Elected: 4/05	President, SSgA Funds Management, Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisers (March 2000 – 2006).	18	President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares, State Street Master Funds, State Street Institutional Trust and Trustee, Select Sector SPDR Trust

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001 – 2002); President, UAM Fund Services 1995 – 2001).	—	—

     The By-Laws of the Equity 500 Index Portfolio provide that it shall indemnify each person who is or was a Trustee of the Equity 500 Index Portfolio against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings, if the person in good faith and reasonably believes that his or her conduct was in the Equity 500 Index Portfolio’s best interest. The Equity 500 Index Portfolio, at its expense, provides liability insurance for the benefit of its Trustees and officers.
     Each Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting. The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2007.

	Aggregate	Pension or Retirement	Estimated Annual	Total Compensation from
	Compensation	Benefits Accrued as Part	Benefits Upon	Trust and Fund Complex
Name/Position	from Trust	of Trust Expenses	Retirement	Paid to Trustees
William L. Boyan, Trustee	$30,000	$0	$0	$30,000
Michael F. Holland, Trustee	$30,000	$0	$0	$30,000

	Aggregate	Pension or Retirement	Estimated Annual	Total Compensation from
	Compensation	Benefits Accrued as Part	Benefits Upon	Trust and Fund Complex
Name/Position	from Trust	of Trust Expenses	Retirement	Paid to Trustees
Rina K. Spence, Trustee	$30,000	$0	$0	$30,000
Douglas T. Williams, Trustee	$30,000	$0	$0	$30,000
     The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee of the State Street Master Funds as of December 31, 2007.

Aggregate Dollar Range of Equity
	Dollar Range of	Securities in All Registered Investment
	Equity Securities in	Companies Overseen by Trustee in
Name of Trustee	the Trust	Family of Investment Companies
William L. Boyan	None	None
Michael F. Holland	None	None
Rina K. Spence	None	None
Douglas T. Williams	None	None
CODE OF ETHICS
     The Manager, the Trust, SSgA FM, BlackRock and the sub-advisors have each adopted a Code of Ethics (“Code”) under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, the Manager’s and Trust’s Codes require employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.
PROXY VOTING POLICIES
     From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the “Policy”) that sets forth guidelines and procedures designed to ensure that the Manager and sub-advisors vote such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds’ shareholders and the Manager, the sub-advisors or their affiliates. Please see Appendix A for a copy of the Policy, as amended. Each Fund’s proxy voting record for the most recent year ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC’s website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.
     As noted in the Policy, proxy voting for the Funds that invest primarily in the securities of foreign issuers has been delegated to such Funds’ sub-advisors. The International Equity and Emerging Markets Funds have each adopted the proxy voting policies and procedures of their respective sub-advisors for the portion of each Fund’s assets under management by that sub-advisor. Each sub-advisor’s proxy voting policy and procedures are summarized (or included in their entirety) in Appendix B.
     The proxy voting policy for each Index Portfolio is included in Appendix C.
CONTROL PERSONS AND 5% SHAREHOLDERS
Set forth below are the entities or persons that own more than 5% of the outstanding shares of a Fund or Class as of January 31, 2008, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of a Fund may be deemed to control that Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. The Trustees and officers of the Trusts, as a group, own more than 1% of the following classes of each Fund’s shares outstanding: Emerging Markets Fund (Institutional Class) 15.73% and Mid-Cap Value Fund (Institutional Class) 10.07%. All Trustees and officers of the Trusts, as a group, own less than 1% of all other classes of each Fund’s shares outstanding.

		Institutional	PlanAhead	Service	AMR
Balanced Fund	Total Fund	Class	Class	Class	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	78%				100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

C.R. Smith Museum		11%
P.O. Box 619617 DFW Airport, TX 75261-9617

		Institutional	PlanAhead		Service		AMR
Balanced Fund	Total Fund	Class	Class		Class		Class
Charles Schwab & Co. *			26	%*
9601 E. Panorama Circle Englewood, CO 80112

Fidelity Investments Institutional Operations Co. Inc.*			6	%*
100 Magellan Way KW1C Covington, KY 41015

National Financial Services Corp.*			13	%*
200 Liberty Street New York, NY 10281

Wachovia Bank FBO*					12	%*
1525 West WT Harris Blvd Charlotte, NC 28288

Saxon and Co.*					79	%*
P.O. Box 7780-1888 Philadelphia, PA 19182-0001

Orchard Trust Company*		58%*
8515 E Orchard Road Greenwood VLG, CO 80111-5002

Standard Insurance Company		5%
P11D ATTN Separate Account A 1100 SW 6th Avenue Portland, OR 97204-1020

Taynik & Co.			16%
c/o Investors Bank & Trust 200 Clarendon Street Boston, MA 02116-5021

Massachusetts Mutual Insurance Co.			16%
1295 State Street Springfield, MA 01111-0001

*	Denotes record owner of Fund shares only

		Institutional	PlanAhead		AMR
Emerging Markets Fund	Total Fund	Class	Class		Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	90%				100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

Akin, Gump, Strauss, Hauer & Feld Co-Mingled Qualified Plan Partnership		39%
1700 Pacific Ave. Ste. 4100 Dallas, TX 75201

William F. and Doreen J. Quinn		15%
1108 Loch Lomond Ct. Arlington, TX 76012

National Financial Services Corp.*			24	%*
200 Liberty Street New York, NY 10281

Wells Fargo Bank N.A.*		22%*
P.O. Box 1533 Minneapolis, MN 55480-1533

Charles Schwab & Co. Inc.*			10	%*
101 Montgomery Street San Francisco, CA 94104

Stuart and Toni Holden Family Trust		6%
UA DTD 06/06/1997 10102 Angelo View Drive Beverly Hills, CA 90210-2038

*	Denotes record owner of Fund shares only

Enhanced Income Fund	Total Fund	PlanAhead Class
Benefit Trust Company	99%	99%
5901 College Blvd Suite 100 Overland Park, KS 66211-1834

*	Denotes record owner of Fund shares only

			Institutional		PlanAhead		AMR
High Yield Bond Fund	Total Fund		Class		Class		Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	38%						100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

Charles Schwab & Co. Inc.*	17	%*	19	%*	62	%*
101 Montgomery Street San Francisco, CA 94104

Sabre Legacy Plan*	11	%*	23	%*
c/o Fidelity Management Trust Co. 82 Devonshire St, # 21M Boston, MA 02109

National Financial Services Corp.*	7	%*	11	%*	16	%*
200 Liberty St. New York, NY 10281

Ameritrade Inc.*			6	%*
P.O. Box 2226 Omaha, NE 68103-2226

*	Denotes record owner of Fund shares only

Intermediate Bond Fund	Total Fund	Institutional Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	99%	99%
4333 Amon Carter Boulevard Fort Worth, TX 76155

*	Denotes record owner of Fund shares only

			Institutional		PlanAhead		Service		AMR
International Equity Fund	Total Fund		Class		Class		Class		Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	21%								100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

Charles Schwab & Co. Inc.*	17	%*	35	%*
101 Montgomery Street San Francisco, CA 94104

National Financial Services Corp.*	11	%*			35	%*
200 Liberty Street New York, NY 10281

National Financial Services Corp.*			8	%*
P.O. Box 3908 New York, NY 10163-3908

Charles Schwab & Co.*	9	%*			27	%*
9601 E. Panorama Circle Englewood, CO 80112

Fidelity Investments Institutional Operations Co. Inc.*	5	%*			16	%*
100 Magellan Way KW1C Covington, KY 41015

Saxon and Co*			5	%*			28	%*
P.O. Box 7780-1888 Philadelphia, PA 19182

Trustlynx & Co.*							13	%*
P.O. Box 173736 Denver, CO 80217-3736

SEI Private Trust Co.							48%
One Freedom Valley Drive Oaks, PA 19456

		Institutional	PlanAhead	Service	AMR
International Equity Fund	Total Fund	Class	Class	Class	Class
Nabank & Co*		5%*
P.O. Box 2180 Tulsa, OK 74101-2180

*	Denotes record owner of Fund shares only

		Institutional
International Equity Index Fund	Total Fund	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	75%	75%
4333 Amon Carter Boulevard Fort Worth, TX 76155

Mac & Co.	13%	13%
FBO Texas Utilities Inc. P.O. Box 3198 Pittsburgh, PA 15230-3198

National Financial Services Corp. *	9%*	9%*
P.O. Box 3908 New York, NY 10163-3908

*	Denotes record owner of Fund shares only

		Institutional	PlanAhead	AMR
Large Cap Growth Fund	Total Fund	Class	Class	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	100%			100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

National Financial Services Corp.*		98%*
P.O. Box 3908 New York, NY 10163-3908

*	Denotes record owner of Fund shares only

			Institutional		PlanAhead		Service		AMR
Large Cap Value Fund	Total Fund		Class		Class		Class		Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	10%								100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

National Financial Services Corp.*			10	%*
P.O. Box 3908 New York, NY 10163-3908

Charles Schwab & Co. Inc.*			7	%*
101 Montgomery St San Francisco, CA 94104

National Financial Services Corp.*	17	%*			29	%*
200 Liberty Street New York, NY 10281

Charles Schwab & Co.*	10	%*			17	%*
9601 E. Panorama Circle. Englewood, CO 80112

Fidelity Investments Institutional Operations Co. Inc.*	23	%*	25	%*	27	%*
100 Magellan Way KW1C Covington, KY 41015

Wachovia Bank*							46	%*
1525 West WT Harris Blvd. Charlotte, NC 28288-0001

Saxon and Co.*							11	%*
P.O. Box 7780-1888 Philadelphia, PA 19182-0001

Massachusetts Mutual Insurance Co.							19%
1295 State Street Springfield, MA 01111-0001

		Institutional	PlanAhead	Service	AMR
Large Cap Value Fund	Total Fund	Class	Class	Class	Class
Taynik & Co.				7%
c/o Investors Bank & Trust 200 Clarendon Street Boston, MA 02116-5021

*	Denotes record owner of Fund shares only

		Institutional	PlanAhead	Service	AMR
Mid-Cap Value Fund	Total Fund	Class	Class	Class	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	65%				100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

William F. and Doreen J. Quinn		7%
1108 Loch Lomond Ct. Arlington, TX 76012

Charles Schwab & Co.*		21%*
101 Montgomery St San Francisco, CA 94104-4151

National Financial Services Corp.*			8%*
200 Liberty Street New York, NY 10281-1003

Citistreet Retirement Services			14%
Baylor Health 403(b) 1 Heritage Drive Quincy, MA 02171-2105

Citistreet Retirement Services	23%		76%
Baylor Health 401(k) 1 Heritage Drive Qunicy, MA 02171-2105

American Beacon Advisors				100%
4151 Amon Carter Blvd. Fort Worth, TX 76155

*	Denotes record owner of Fund shares only

			Institutional	PlanAhead
Money Market Fund	Total Fund		Class	Class
Union Bank TR Nominee*	11	%*	86%*
P.O. Box 85484 San Diego, CA 92186-5484

Luther King Capital Management	.			8%
615 E. Michigan Street Milwaukee, WI 53202-5210

Benefit Trust Company				65%
5901 College Blvd Suite 100 Overland Park, KS 66211-1834

Nationwide Trust Company				11%
FBO Bremer Profit Sharing 401(k) Plan P.O. Box 1412 Austin, TX 78767-1412

Westfield Employee Retirement Savings Plan				10%*
Nationwide Trust Company Trustee* P.O. Box 1412 Austin, TX 78767-1412

Goldman Sachs Global Cash Services*	18	%*
71 South Wacker Drive, Suite 500 Chicago, IL 60606-4673

Brown Brothers Harriman & Co.*	54	%*
140 Broadway New York, NY 10005-1108

*	Denotes record owner of Fund shares only

		Institutional	PlanAhead
S&P 500 Index Fund	Total Fund	Class	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	93%	98%
4333 Amon Carter Boulevard Fort Worth, TX 76155

Charles Schwab & Co. *			11	%*
9601 E. Panorama Circle Englewood, CO 80112

National Financial Services Corp.*			10	%*
200 Liberty Street New York, NY 10281

Ameritrade Inc.*			30	%*
P.O. Box 2226 Omaha, NE 68103-2226

Merrill Lynch Pierce Fenner & Smith Inc			10%
4800 Deer Lake Drive East Jacksonville, FL 32246-6484

*	Denotes record owner of Fund shares only

		Institutional	PlanAhead
Short-Term Bond Fund	Total Fund	Class	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	92%	97%
4333 Amon Carter Boulevard Fort Worth, TX 76155

National Financial Services Corp.*			24	%*
200 Liberty Street New York, NY 10281

Fidelity Investments Institutional Operations Co. Inc.*			9	%*
100 Magellan Way KW1C Covington, KY 41015

Charles Schwab & Co.			6	%*
9601 E. Panorama Circle Englewood, CO 80112

Merrill Lynch Pierce Fenner & Smith Inc			33%
4800 Deer Lake Drive East Jacksonville, FL 32246-6484

*     Denotes record owner of Fund shares only

		Institutional
Small Cap Index Fund	Total Fund	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	97%	97%
4333 Amon Carter Boulevard Fort Worth, TX 76155

*     Denotes record owner of Fund shares only

			Institutional	PlanAhead	Service	AMR
Small Cap Value Fund	Total Fund		Class	Class	Class	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies	12%					100%
4333 Amon Carter Boulevard Fort Worth, TX 76155

Charles Schwab & Co.*	9	%*	6%*	15%*
101 Montgomery Street San Francisco, CA 94104

Saxon and Co.*					7%*
P.O. Box 7780-1888 Philadelphia, PA 19182-0001

			Institutional		PlanAhead		Service	AMR
Small Cap Value Fund	Total Fund		Class		Class		Class	Class
Fidelity Investments Institutional Operations Co. Inc.*	29	%*	30	%*	39	%*
100 Magellan Way KW1C Covington, KY 41015
Fidelity Investments Institutional Operations Co. Inc.* 100 Magellan Way KW1C Covington, KY 41015	29	%*	30	%*	39	%*
National Financial Services Corp.* P.O. Box 3908 New York, NY 10163-3908	7	%*	5	%*	11	%*
Hartford Life Separate Account P.O. Box 2999 Hartford, CT 06104-2999							10%
Mellon Financial C/F Florida Retirement Systems PEORP P.O. Box 3198 Pittsburgh, PA 15230-3198			8%
Reliance Trust Company FBO Metlife NAV Plans 8515 E. Orchard Road Greenwood Village, CO 80111-5002							24%
AIG Federal Savings Bank C/F Care Alliance Future Saver 403B Plan 2929 Allen Pkwy. Houston, TX 77019-2118							8%
Vanguard Fiduciary Trust Company* P.O. Box 2600 Valley Forge, PA 19482-2600					5	%*

*	Denotes record owner of Fund shares only

			Institutional		PlanAhead
Small Cap Value Opportunity Fund	Total Fund		Class		Class
American Beacon Advisors, Inc. P.O. Box 619003 Dallas, TX 75261-9003	19%		19%
National Financial Services Corp.* P.O. Box 3908 New York, NY 10163-3908	7	%*	7	%*
Trustlynx & Co.* P.O. Box 173736 Denver, CO 80217-3736	27	%*	27	%*
Wilmington Trust Company* P.O. Box 8971 Wilmington, DE 19899-8880	14	%*	14	%*
Charles Schwab & Co.* 101 Montgomery Street San Francisco, CA 94104	8	%*	8	%*
National Financial Services Corp.* 200 Liberty Street New York, NY 10281-1003					18%*
Kenneth Charles Debose IRA 7712 Freeport PL Broken Arrow, OK 74104-2711					6%
Daniel P. Garton 9962 Rockbrook Drive Dallas, TX 75220-2043	11%		11%

Michelle Lisa Kern & William K. Kern 127 Sequams LN W West Islip, NY 11795-4548					9%
SEI Private Trust Company* 1 Freedom Valley Drive Oaks, PA 19456					36%
Sandra L. Incontro IRA P.O. Box 31759 Saint Louis, MO 63131-0759					9%

*	Denotes record owner of Fund shares only

		Institutional
Treasury Inflation Protected Securities Fund	Total Fund	Class
Employee Benefit Plans of AMR Corporation and its subsidiary companies 4333 Amon Carter Boulevard Fort Worth, TX 76155	93%	93%

*	Denotes record owner of Fund shares only

U.S. Government Money Market Fund	Total Fund	PlanAhead Class
Muir & Co. c/o Frost National Bank P.O. Box 2479 San Antonio, TX 78298-2479	8%	81%
Edward Mingo IRA 8821 Cortile Drive Las Vegas, NV 89134		15%
Maril & Co. FBO INTRUST Bank NA 11270 W. Park Place, Suite 400 Milwaukee, WI 53224-3638	31%
RBC Dain Rauscher FBO Anne S. Feld 4235 Bordeaux Dallas, TX 75205-3717	34%
RBC Dain Rauscher FBO Alan D. Feld c/o Akin, Gump, Hauer & Feld 1700 Pacific Ave., Suite 4100 Dallas, TX 75201-4624	10%
RBC Dain Rauscher Custodian Alan D. Feld IRA c/o Akin, Gump, Hauer & Feld 1700 Pacific Ave., Suite 4100 Dallas, TX 75201-4624	11%

*	Denotes record owner of Fund shares only
INVESTMENT ADVISORY AGREEMENTS
     The Funds’ sub-advisors are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment advisor has “the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.” Persons and entities affiliated with each sub-advisor are considered affiliates for the portion of Fund assets managed by that sub-advisor.

Nature of Controlling
Sub-Advisor	Controlling Person/Entity	Basis of Control	Person/Entity’s Business
Barrow, Hanley, Mewhinney & Strauss, Inc.	Old Mutual Asset Managers (US) LLC	Parent Co.	Financial Services
Brandywine Global Investment Management, LLC	Legg Mason, Inc.	Parent Co.	Financial Services
Calamos Advisors LLC	Calamos Asset Management, Inc.	Parent Co.	Financial Services
Causeway Capital Management LLC	Sarah H. Ketterer and Harry W.	Officers and	Financial Services
	Hartford	Owners	Financial Services
Dreman Value Management, LLC	Dreman Family 1988 Trust, Holly A.	Majority Owners	Financial Services
Dreman, Carlyn S. McCaffrey,
Solomon B. Dreman
	David N. Dreman, F. James	Minority Owners
Hutchinson, Lee Delaporte, Boris
Onefater, Mark Roach, E. Clifton
Hoover, Jr.
Franklin Advisers, Inc.	Franklin Resources, Inc.	Parent Co.	Financial Services
Goldman Sachs Asset Management, L.P.	The Goldman Sachs Group, Inc.	Parent Co.	Financial Services
Hotchkis and Wiley Capital Management, LLC	HWCap Holdings, LLC	Majority Owner	Financial Services
	Stephens -H&W	Minority Owner	Financial Services
Lazard Asset Management LLC	Lazard Freres & Co. LLC	Parent Co.	Financial Services

Nature of Controlling
Sub-Advisor	Controlling Person/Entity	Basis of Control	Person/Entity’s Business
Metropolitan West Capital Management, LLC	Evergreen Investment Company, Inc.	Majority Owner	Financial Services
	Principals of Metropolitan West	Minority Owners	Financial Services
Capital Management, LLC
Morgan Stanley Investment Management Inc.	Morgan Stanley	Parent Co.	Financial Services
Morgan Stanley Investment Management Company*
NISA Investment Advisors, LLC	Jess Yawitz	Minority Owner	Financial Services
	William Marshall	Minority Owner	Financial Services
Opus Capital Group, LLC	Jakki L. Haussler, Len A. Haussler.	Officers and Owners	Financial Services
Jonathon M. Detter and
Kevin P. Whelan
PanAgora Asset Management, Inc.	Putnam Investments	Majority Owner	Financial Services
	Nippon Life Insurance	Minority Owner	Financial Services
Post Advisory Group, LLC	Principal Global Investors, LLC	Majority Owner	Financial Services
	Post Advisory Group, Inc.	Minority Owner	Financial Services
	Carl Goldsmith	Minority Owner	Financial Services
	Scott Klein	Minority Owner	Financial Services
	Allan Schweitzer	Minority Owner	Financial Services
	Kathy Choi	Minority Owner	Financial Services
		Minority Owner	Financial Services
Pzena Investment Management, LLC	Richard Pzena	Minority Owner	Financial Services
	John Goetz	Minority Owner	Financial Services
	William Lipsey	Minority Owner	Financial Services
	Pzena Investment Management, Inc.	Minority Owner	Financial Services
	A. Rama Krishna	Minority Owner	Financial Services
SSgA Funds Management, Inc.	State Street Corporation	Parent Co.	Financial Services
Templeton Investment Counsel, LLC	Franklin Resources, Inc.	Parent Co.	Financial Services
The Boston Company Asset Management, LLC	Bank of New York Mellon Corporation	Parent Co.	Financial Services
The Renaissance Group LLC	Affiliated Managers Group, Inc.	Majority Owner	Financial Services

*	Morgan Stanley Investment Management Inc. (“MSIM Inc.”) may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliated investment adviser.
     Prior to March 1, 2006, the International Equity Fund invested all of its investable assets in a corresponding Portfolio of the Master Trust. Accordingly, the sub-advisors to this Fund received a fee on behalf of the Portfolio, and not the Fund, prior to March 1, 2006. The following table reflects the fees paid to the sub-advisors from the Portfolios or Funds (as applicable) for the fiscal years ended October 31, 2005, 2006 and 2007:

	Investment Advisory	Investment Advisory	Investment Advisory
Sub-Advisor	Fees for 2005	Fees for 2006	Fees for 2007
Barrow, Hanley, Mewhinney & Strauss, Inc. (4)	$2,386,768	$3,208,580	$5,819,565
Brandywine Global Investment Management, LLC (8)	$5,594,538	$7,427,040	$10,351,546
Brown Brothers Harriman & Co. (5, 12)	$20,070	$23,515	$28,214
Calamos Advisors LLC (3)	$152,999	$157,789	$148,482
Causeway Capital Management LLC	$1,177,467	$1,364,824	$1,653,295
Franklin Advisers, Inc. (10)	N/A	$12,499	$247,248
Goldman Sachs Asset Management, L.P.	$146,475	$154,749	$205,305
Hotchkis and Wiley Capital Management, LLC	$1,954,121	$2,491,036	$2,760,303
Independence Investment LLC (1)	N/A	N/A	N/A
J.P. Morgan Investment Management Inc. (9)	$128,223	$105,456	$ N/A
Lazard Asset Management LLC	$1,633,739	$1,913,491	$2,087,209
Metropolitan West Capital Management, LLC	$536,427	$1,536,615	$4,119,882
Morgan Stanley Investment Management Inc.	$444,061	$558,406	$779,942
NISA Investment Advisors, LLC (5)	$12,018	$14,037	$21,835
Opus Capital Group, LLC (7)	$1,008,285	$1,922,188	$2,167,844
PanAgora Asset Management, Inc. (11)	N/A	$6,467	$64,181
Post Advisory Group, LLC (2)	$1,558,984	$1,324,168	$981,073
Pzena Investment Management, LLC (5)	$166,576	$195,066	$473,164
Templeton Investment Counsel, LLC	$1,803,785	$2,079,743	$2,370,755
The Boston Company Asset Management, LLC (6)	$3,289,077	$4,489,233	$5,350,294
The Renaissance Group LLC (9)	N/A	$24,159	$206,064

(1)	As of October 24, 2003, Independence Investment LLC ceased to serve as a sub-advisor to the International Equity Fund.

(2)	Prior to October 21, 2003, this firm was named MW Post Advisory Group, LLC.

(3)	As of July 1, 2003, Calamos Advisors LLC became a sub-advisor to the Enhanced Income Fund.

(4)	Barrow, Hanley, Mewhinney & Strauss, Inc. became a sub-advisor to the Mid-Cap Value Fund on June 30, 2004 and to the Small Cap Value Fund on September 18, 2003.

(5)	As of June 30, 2004, Pzena Investment Management, LLC became a sub-advisor to the Mid-Cap Value Fund, and Brown Brothers Harriman & Co. and NISA Investment Advisors, LLC became sub-advisors to the Treasury Inflation Protected Securities Fund.

(6)	As of September 27, 2004, The Boston Company Asset Management, LLC became a sub-advisor to the International Equity and Small Cap Value Funds.

(7)	Opus Capital Group, LLC became a sub-advisor to the Small Cap Value Fund on January 31, 2005. Prior to May 19, 2006, this firm was named Opus Capital Management, Inc.

(8)	Prior to May 1, 2006, this firm was named Brandywine Asset Management, LLC.

(9)	As of September 28, 2006, J.P. Morgan Investment Management Inc. was replaced by The Renaissance Group LLC as a sub-advisor to the Large Cap Growth Fund.

(10)	As of September 18, 2006, Franklin Advisers, Inc. became sub-advisor to the High Yield Bond Fund.

(11)	As of March 31, 2006, PanAgora Asset Management, Inc. became sub-advisor to the Small Cap Value Opportunity Fund.

(12)	As of November 30, 2007, Brown Brothers Harriman & Co. no longer served as a sub-advisor to the Treasury Inflation Protected Securities Fund.

     Effective August 31, 2005, Dreman Value Management, LLC and Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. were added as sub-advisors to the Small Cap Value Fund. As of October 31, 2007, Small Cap Value Fund assets had not been allocated to these sub-advisors. As of March 1, 2008, SsgA Funds Management, Inc. no longer served as sub-advisor to the Small Cap Value Fund and it was not allocated assets prior to that date. The Manager has agreed to pay an annualized advisory fee to these Small Cap Value Fund sub-advisors according to the following schedules.

Dreman Value Management, LLC	Metropolitan West Capital Management, LLC
0.55% on all assets under management	0.50% on the first $75 million in assets
0.45% on the next $75 million in assets
0.40% on assets over $150 million
     To the extent that MSIM Inc. delegates certain of its investment advisory services to MSIM Company, MSIM Inc. compensates MSIM Company from the investment advisory fee paid to MSIM Inc. by the Manager on behalf of the Emerging Markets Fund. References to MSIM Inc. throughout the remainder of this SAI refer to both MSIM Inc. and MSIM Company.
     Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days’ nor more than sixty (60) days’ written notice to the sub-advisor, or by the sub-advisor upon sixty (60) days’ written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.
     Foreside Fund Services, LLC (“Foreside”), located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.
MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES
The Manager
     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts’ operations. This includes:
•	complying with reporting requirements;

•	corresponding with shareholders;

•	maintaining internal bookkeeping, accounting and auditing services and records; and

•	supervising the provision of services to the Trusts by third parties.
     In addition to its oversight of the sub-advisors and the Index Portfolio advisors, the Manager invests the portion of all Fund assets that the sub-advisors determine to be allocated to high quality short-term debt obligations, except for the High Yield Bond Fund, the Index Funds, and the Treasury Inflation Protected Securities Fund.

     The Funds are responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds’ existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by sub-advisors to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisors; and any extraordinary expenses of a nonrecurring nature.
     The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI, some of which are no longer operational. With the exception of the Index Funds, the TIPS Fund and the Money Market Funds, the Funds have a fiscal year end of October 31st. Management fees for the Funds with fiscal years ended October 31 were approximately as follows: 2005, $29,965,000, of which approximately $22,481,000 was paid by the Manager to the other sub-advisors; 2006, $39,475,000, of which approximately $29,085,000 was paid by the Manager to the other sub-advisors; and 2007, $56,151,000, of which approximately $40,429,000 was paid by the Manager to the other sub-advisors. Management fees in the amount of approximately $0, $0 and $0 were waived/reimbursed by the Manager during the fiscal years ended October 31, 2005, 2006, and 2007.
     The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. The Money Market Funds have a fiscal year end of December 31st. Management fees for these Funds for the fiscal years ended December 31, 2005, 2006, and 2007 were approximately $7,087,000, $10,940,000 and $16,873,000. Because these Funds are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived or reimbursed by the Manager in relation to these Funds. The TIPS Fund has a fiscal year end of December 31st. Management fees for this Fund for the fiscal period ended December 31, 2005 were approximately $60,555, of which approximately $31,940 was paid by the Manager to the sub-advisors. Management fees for the TIPS Fund for the fiscal year ended December 31, 2006 were approximately $69,164,of which approximately $37,742 was paid by the Manager to the sub-advisors. Management fees for the TIPS Fund for the fiscal year ended December 31, 2007 were approximately $121,667, of which approximately $55,211 was paid by the Manager to the sub-advisors.
     Under the Management Agreement, the Manager presently monitors the services provided by BlackRock to the Index LLC Portfolios and by SSgA FM to the Equity 500 Index Portfolio. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interests of the shareholders of any of the Index Funds to withdraw its investment from the corresponding Portfolio, the Manager would become responsible for directly managing the assets of that Index Fund. In such an event, the Index Fund would pay the Manager an annual fee of up to 0.10% of the Index Fund’s average net assets, accrued daily and paid monthly.
     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the Funds with fiscal years ended October 31 were approximately as follows: 2005, $11,443,000; 2006, $18,505,000; and 2007, $30,468,000. Administrative services fees for the Index Funds, TIPS Fund, and the Money Market Funds for the fiscal years ended December 31, 2005, 2006, and 2007 were approximately $1,245,000, $1,249,000 and $2,886,000, respectively.
     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid up to 0.25% per annum of the average daily net assets of the Service Class of each Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Service Class advertising material and sales literature. Certain sub-advisors contribute a percentage of their advisory fees to the Manager to support the Funds’ distribution activities. The Manager will receive distribution fees from the Service Class regardless of the amount of the Manager’s actual expenses related to distribution efforts on behalf of the Service Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Service Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 2005, 2006, and 2007 were approximately $88,000, $221,000 and $389,000, respectively.

     The Manager receives compensation for administrative and oversight functions with respect to securities lending of all of the Funds, except for the Index Funds. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 2005, $650,000; 2006, $673,000; and 2007, $1,091,684. The Money Market Portfolios and the TIPS Fund do not engage in securities lending, so the Manager received no related compensation for the fiscal years ended December 31, 2005, 2006, and 2007.
     The PlanAhead and Service Classes have each adopted a Service Plan (collectively, the “Plans”). The Plans provide that each Fund’s PlanAhead and Service Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead and Service Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund’s “Other Expenses” in the Table of Fees and Expenses in the PlanAhead and Service Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. Thus, the Manager may realize a profit or a loss based upon its actual servicing-related expenditures for the Service Class. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers. Service fees for the Funds with fiscal years ended October 31 were approximately as follows: 2005, $5,370,000; 2006, $9,709,000; and 2007, $17,583,000. Service fees for the S&P 500 Index Fund and the Money Market Funds for the fiscal years ended December 31, 2005, 2006 and 2007 were approximately $766,000, $629,000 and $371,000, respectively.
     The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.
     The Manager may pay additional compensation and/or provide incentives (out of its own resources and not as an expense of the Funds) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”). The amount of these revenue sharing payments is determined at the discretion of the Manager from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.
     Such revenue sharing payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation: advertising and marketing campaigns for the Funds; granting personnel of the Manager reasonable access to a Financial Intermediary’s personnel responsible for recommending the Funds; allowing the Manager’s personnel to attend conferences; periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; and explaining to clients the features and characteristics of the Funds. In addition, the Manager may provide financial assistance to Financial Intermediaries by sponsoring conferences. The Manager may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.
     Receipt of, or the prospect of receiving, this additional compensation may influence a Financial Intermediary’s recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of a Fund.
     In addition to the compensation described above, the Manager may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Manager may differ depending on the Fund. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.

     The Manager is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Manager benefits from the incremental management and other fees paid to the Manager by the Funds with respect to those assets.
BlackRock
     Under the terms of the Index LLC’s investment advisory agreement with BlackRock, BlackRock provides the Index LLC with investment advisory and management services. Subject to the supervision of the Index LLC Board, BlackRock is responsible for the actual management of each Index LLC Portfolio and reviews each Portfolio’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with BlackRock.
     The investment advisory agreement obligates BlackRock to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Index LLC connected with investment and economic research, trading and investment management of the Index LLC, as well as the fees of all Directors who are affiliated persons of BlackRock or any of their affiliates. The Index LLC Portfolios and their corresponding Funds each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Index LLC Portfolios or Directors of the LLC who are not officers, directors or employees of BlackRock, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and meetings of shareholders, officers and Trustees of the Index LLC Portfolios or Directors of the LLC, and any extraordinary expenses.
     For the years ended December 31, 2005, 2006 and 2007, BlackRock earned, net of waivers, $29,126, $0 and $75,363 as compensation for investment advisory services provided to the International Index Series. For the years ended December 31, 2005, 2006 and 2007, BlackRock earned, net of waivers, $4,974, $38,496 and $59,594 as compensation for investment advisory services provided to the Small Cap Index Series.
     BlackRock provides administrative services to the Index LLC. The Investment Advisory Agreement obligates BlackRock to provide certain administrative services to the Index LLC and to pay all compensation of and furnish office space for officers and employees of the Index LLC as well as the fees of all Directors who are affiliated persons of BlackRock or any of their affiliates. Each Index LLC Portfolio pays, or causes to be paid, all other expenses incurred in its operation, including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing, and mailing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, SEC fees, expenses of registering the shares under federal, state or foreign laws, fees and actual out-of-pocket expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Index LLC Portfolios. FAM Distributors, Inc. and BlackRock Distributors, Inc. will pay certain of the expenses of the Index LLC Portfolios incurred in connection with the offering of their shares.
     Pursuant to a Subadministration Agreement between BlackRock and the Manager, BlackRock provides certain other administrative services to the Manager. These services include the maintenance and provision of various records related to the Small Cap Index Series and the International Index Series. For these services, BlackRock receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee for each Fund will be reduced by the total expense ratio of its corresponding Index Portfolio, net of any fee waivers. For the years ended December 31, 2005, 2006, and 2007, BlackRock earned $23,294, $41,453, and $94,237 as compensation under the Subadministration Agreement.
SSgA FM and State Street
     Under the terms of the Equity 500 Index Portfolio’s Investment Advisory Agreement with SSgA FM, SSgA FM manages the Equity 500 Index Portfolio subject to the supervision and direction of the Equity 500 Index Portfolio Board. Subject to such policies as the Equity 500 Index Portfolio Board may determine, SSgA FM furnishes a continuing investment program for the Equity 500 Index Portfolio and makes investment decisions on its behalf. SSgA FM places all orders for purchases and sales of the Equity 500 Index Portfolio’s investments.

     SSgA FM bears all expenses in connection with the performance of services under the Agreement. The S&P 500 Index Fund and the Equity 500 Index Portfolio each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Trustees of the Trust who are not officers, directors or employees of SSgA FM, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and meetings of shareholders, officers and Trustees of the Equity 500 Index Portfolio or Trustees of the Trust, and any extraordinary expenses.
     State Street provides administrative services to the Equity 500 Index Portfolio. Under the Administration Agreement between the Equity 500 Index Portfolio and State Street, State Street is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. State Street generally will assist in all aspects of the Portfolio’s operations; supply and maintain office facilities (which may be in State Street’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
     For the years ended December 31, 2005, 2006 and 2007, the Equity 500 Index Portfolio paid $1,125,000, $1,146,000 and $1,357,000, respectively, in total compensation to SSgA FM and State Street for investment advisory, administrative and other services. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of these fees.
OTHER SERVICE PROVIDERS
     State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. State Street also serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio. The J.P. Morgan Chase Bank, New York, New York, serves as custodian for the assets of the International Index Series. Merrill Lynch Trust Company, Plainsboro, New Jersey, serves as the custodian for the assets of the Small Cap Index Series. Financial Data Services, Inc., Jacksonville, Florida, is the transfer agent for the Index LLC. The independent registered public accounting firm for the Funds, the Master Trust and the Equity 500 Index Portfolio is Ernst & Young LLP, Dallas, Texas and Boston, Massachusetts. The independent registered public accounting firm for the Master International Index Series and the Master Small Cap Index Series, two of the series of the Index Trust, is Deloitte & Touche LLP, Princeton, New Jersey.
PORTFOLIO MANAGERS
     The portfolio managers to the non-Money Market Funds and the Index Portfolios (the “Portfolio Managers”) have responsibility for the day-to-day management of accounts other than the Funds and Portfolios. Information regarding these other accounts has been provided by each Portfolio Manager’s firm and is set forth below. The number of accounts and assets is shown as of October 31, 2007, except for the Portfolio Managers at BlackRock Advisors, LLC, NISA Investment Advisors, LLC, and SSgA Funds Management, Inc. — Equity 500 Index Portfolio, whose accounts and assets are shown as of December 31, 2007.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled		Registered	Other Pooled
Investment Advisor and	Investment	Investment	Other	Investment	Investment	Other
Portfolio Manager	Companies	Vehicles	accounts	Companies	Vehicles	accounts
American Beacon Advisors, Inc.
Kirk L. Brown	N/A	N/A	2 ($4.8 bil)	N/A	N/A	N/A
Wyatt Crumpler	N/A	N/A	3($14.2 bil)	N/A	N/A	N/A
Michael W. Fields	N/A	N/A	9 ($16.4 bil)	N/A	N/A	N/A
Douglas G. Herring	N/A	N/A	3($14.2 bil)	N/A	N/A	N/A
Gyeong Kim	N/A	N/A	1 ($29 mil)	N/A	N/A	N/A
Adriana R. Posada	N/A	N/A	2 ($7.1 bil)	N/A	N/A	N/A
Patrick A. Sporl	N/A	N/A	1 ($29 mil)	N/A	N/A	N/A
Cynthia Thatcher	N/A	N/A	1 ($2.3 bil)	N/A	N/A	N/A

Barrow, Hanley, Mewhinney & Strauss, Inc.
James P. Barrow	11 ($37.9 bil)	2 ($415.4 mil)	29 ($3.1 bil)	3 ($37.4 bil)	N/A	N/A
Mark Giambrone	8 ($4.1 bil)	2 ($415.4 mil)	20 ($1.3 bilil)	1 ($3.8 bil)	N/A	N/A
James S. McClure	3 ($489.0 mil)	1 ($5.0 mil)	16 ($753.3 mil)	N/A	N/A	N/A
John P. Harloe	3 ($489.0 mil)	1 ($5.0 mil)	16 ($753.3 mil)	N/A	N/A	N/A
John S. Williams	15 ($223.8 mil)	2 ($92.3 mil)	87 ($4.2 bil)	N/A	N/A	3 ($1.4 bil)
David R. Hardin	15 ($223.8 mil)	2 ($92.3 mil)	87 ($4.2 bil)	N/A	N/A	3 ($1.4 bil)
J. Scott McDonald	15 ($223.8 mil)	2 ($92.3 mil)	87 ($4.2 bil)	N/A	N/A	3 ($1.4 bil)
Mark C. Luchsinger	15 ($223.8 mil)	2 ($92.3 mil)	87 ($4.2 bil)	N/A	N/A	3 ($1.4 bil)
Deborah A. Petruzzelli	15 ($223.8 mil)	2 ($92.3 mil)	87 ($4.2 bil)	N/A	N/A	3 ($1.4 bil)

BlackRock Advisors, LLC
Jeffrey L. Russo	20 ($22.3 bil)	27 ($19.6 bil)	26 ($39.0 bil)	N/A	N/A	2 ($4.2 bil)
Debra L. Jelilian	25 ($24.5 bil)	18 ($10.6 bil)	22 ($35.5 bil)	N/A	N/A	1 ($3.6 bil)

Brandywine Global Investment Management, LLC
Henry Otto	1 ($189.1 mil)	4 ($34.3 mil)	65 ($3.2 bil)	N/A	N/A	6 ($864.4 mil)
Steve Tonkovich	1 ($189.1 mil)	4 ($34.3 mil)	65 ($3.2 bil	N/A	N/A	6 ($864.4 mil)
Paul Lesutis	1 ($24.6 mil)	2 ($136.9 mil)	83 ($5.7 bil)	N/A	N/A	2 ($70.1 mil)
Earl Gaskins	1 ($24.6 mil)	2 ($136.9 mil)	83 ($5.7 bil)	N/A	N/A	2 ($70.1 mil)
Steve Smith	1 ($198.2 mil)	16 ($4.6 bil)	95 ($15.8 bil)	N/A	1 ($100.9 mil)	16 ($4.2 bil))

Calamos Advisors, LLC
John P. Calamos, Sr.	22 ($35.1 bil)	4 ($297.6 mil)	22,371 ($11.3 bil)	1 ($565.8 mil)	2 ($148.7 mil)	N/A
Nick P. Calamos	22 ($35.1 bil)	4 ($297.6 mil)	22,371 ($11.3 bil)	1 ($565.8 mil)	2 ($148.7 mil)	N/A
John P. Calamos, Jr.	20 ($34.7 bil)	4 ($297.6 mil)	22,371 ($11.3 bil)	1 ($565.8 mil)	2 ($148.7 mil)	N/A
John Hillenbrand	19 ($33.1 bil)	3 ($242.2 mil)	22,371 ($11.3 bil)	1 ($565.8 mil)	1 ($93.3 mil)	N/A
Steve Klouda	19 ($33.1 bil)	3 ($242.2 mil)	22,371 ($11.3 bil)	1 ($565.8 mil)	1 ($93.3 mil)	N/A
Jeff Scudieri	19 ($33.1 bil)	3 ($242.2 mil)	22,371 ($11.3 bil)	1 ($565.8 mil)	1 ($93.3 mil)	N/A
Jon Vacko	19 ($33.1 bil)	3 ($242.2 mil)	22,371 ($11.3 bil)	1 ($565.8 mil)	1 ($93.3 mil)	N/A

Causeway Capital Management LLC
Sarah H. Ketterer	3 ($6.5 bil)	7 ($2.0 bil)	62 ($9.0 bil)	N/A	N/A	2 ($0.7 bil)
Harry W. Hartford	3 ($6.5 bil)	7 ($2.0 bil)	67 ($9.0 bil)	N/A	N/A	2 ($0.7 bil)
James A. Doyle	3 ($6.5 bil)	7 ($2.0 bil)	65 ($9.0 bil)	N/A	N/A	2 ($0.7 bil)
Jonathan P. Eng	3 ($6.5 bil)	7 ($2.0 bil)	62 ($9.0 bil)	N/A	N/A	2 ($0.7 bil)
Kevin Durkin	3 ($6.5 bil)	7 ($2.0 bil)	59 ($9.0 bil)	N/A	N/A	2 ($0.7 bil)

Dreman Value Management, LLC
David N. Dreman	22 ($17.2 bil)	9 ($478.4 mil)	210($3 bil)	N/A	4 ($85.5 mil)	N/A
E. Clifton Hoover, Jr.	17 ($15.8 bil)	N/A	189 ($2.8 bil)	N/A	N/A	N/A
Mark Roach	13 ($3.6 bil)	N/A	21 ($141.3 mil)	N/A	N/A	N/A

Franklin Advisers, Inc.
Eric Takaha	4 ($2.9 bil)	N/A	3 ($40.4 mil)	N/A	N/A	N/A
Chris Molumphy	2 ($3.4 bil)	N/A	N/A	N/A	N/A	N/A
Glenn Voyles	1 ($253.5 mil)	N/A	N/A	N/A	N/A	N/A

Goldman Sachs Asset Management, L.P.
Mark Carhart	68 ($29.2 bil)	46 ($22.4 bil)	727 ($82.5 bil)	N/A	7 ($2.0 bil)	39 ($12.4 bil)
Robert C. Jones	68 ($29.2 bil)	46 ($22.4 bil)	727 ($82.5 bil)	N/A	7 ($2.0 bil)	39 ($12.4 bil)
Andrew Alford	68 ($29.2 bil)	46 ($22.4 bil)	727 ($82.5 bil)	N/A	7 ($2.0 bil)	39 ($12.4 bil)
Melissa Brown	68 ($29.2 bil)	46 ($22.4 bil)	727 ($82.5 bil)	N/A	7 ($2.0 bil)	39 ($12.4 bil)

Hotchkis and Wiley Capital Management, LLC
Patty McKenna	14 ($15.6 bil)	4 ($773.7 mil)	153 ($14.8 bil)	1 ($2.6 bil)	1 ($286.1 mil)	7 ($1.2 bil)
Sheldon Lieberman	14 ($15.6 bil)	4 ($773.7 mil)	153 ($14.8 bil)	1 ($2.6 bil)	1 ($286.1 mil)	7 ($1.2 bil)

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled		Registered	Other Pooled
Investment Advisor and	Investment	Investment	Other	Investment	Investment	Other
Portfolio Manager	Companies	Vehicles	accounts	Companies	Vehicles	accounts
George Davis	14 ($15.6 bil)	4 ($773.7 mil)	153 ($14.8 bil)	1 ($2.6 bil)	1 ($286.1 mil	7 ($1.2 bil)
Stan Majcher	14 ($15.6 bil)	4 ($773.7 mil))	153 ($14.8 bil)	1 ($2.6 bil)	1 ($286.1 mil	7 ($1.2 bil)
David Green	14 ($15.6 bil)	4 ($773.7 mil))	153 ($14.8 bil)	1 ($2.6 bil)	1 ($286.1 mil	7 ($1.2 bil)
Jim Miles	14 ($15.6 bil))	4 ($773.7 mil)	153 ($14.8 bil)	1 ($2.6 bil)	1 ($286.1 mil	7 ($1.2 bil)
Judd Peters	14 ($15.6 bil)	4 ($773.7 mil)	153 ($14.8 bil)	1 ($2.6 bil)	1 ($286.1 mil)

Lazard Asset Management LLC
John Reinsberg	11 ($4.2 bil)	24 ($0.4 bil)	1119 ($2.5 bil)	N/A	N/A	N/A
Michael A. Bennett	8 ($3.7 bil))	15 ($0.1 bil)	1072 ($20.2 bil)	N/A	N/A	N/A
Michael G. Fry	8 ($3.7 bil)	57 ($2.1 bil)	1273 ($20.4 bil)	N/A	N/A	N/A
Gabrielle Boyle	8 ($3.7 bil)	76 ($4.1 bil)	1347 ($19.0 bil)	N/A	N/A	N/A
Michael Powers	8 ($3.7 bil)	59 ($1.0 bil)	1345 ($18.6 bil)	N/A	N/A	N/A

Metropolitan West Capital Management, LLC
Investment Team (Howard Gleicher, Gary W. Lisenbee, Samir Sikka, David M. Graham, Jeffrey Peck, Jay Cunningham)	10 ($2.0 bil)	63 ($2.5 bil)	402 ($2.7 bil)	N/A	N/A	1 ($35.9 mil)

Morgan Stanley Investment Management Inc.
Ruchir Sharma	9 ($13.3 bil)	7 ($8.1 bil)	12 ($9.4 bil)	N/A	N/A	2 ($1.3 bil)
Paul Psaila	5 ($5.8 bil)	1 ($624 mil)	12 ($1.2 bil)	N/A	N/A	N/A )
James Cheng	9 ($9.3 bil)	N/A	N/A	N/A	N/A	1 ($1.1 bil)
Eric Carlson	4 ($5.1 bil)	N/A	N/A	N/A	N/A	N/A
William Scott Piper	3 ($1.5 bil)	N/A	4 ($2.7 bil)	N/A	N/A	2 ($1.6 bil)
Ana Cristina Piedrahita	4 ($5.3 bil)	N/A	4 ($2.7 bil)	N/A	N/A	2 ($1.6 bil)

NISA Investment Advisors, LLC
Jess Yawitz	N/A	N/A	85 ($37.2 bil)	N/A	N/A	6 ($1.1 bil)
William Marshall	N/A	N/A	85 ($37.2 bil)	N/A	N/A	6 ($1.1 bil)
Ken Lester	N/A	N/A	79 ($29.2 bil)	N/A	N/A	6 ($1.1 bil)
Anthony Pope	N/A	N/A	74 ($29.2 bil)	N/A	N/A	4 ($1.1 bil)
Note: The number of accounts reflects the number of clients; NISA manages multiple portfolios for several clients.

Opus Capital Group, LLC
Len A. Haussler	1 ($165 mil)	N/A	219 ($840 mil)	N/A	N/A	1 ($41 mil)
Kevin P. Whelan	1 ($165 mil)	N/A	219 ($840 mil)	N/A	N/A	1 ($41 mil)
Jonathon M. Detter	1 ($165 mil)	N/A	219 ($840 mil)	N/A	N/A	1 ($41 mil)

PanAgora Asset Management, Inc.

Richard T. Wilk	2 ($615.0 mil)	10 ($59 .0 mil)	15 ($2.8 bil)	N/A	N/A	N/A
John W. Griffin	1 ($10.0 mil)	10 ($59.0 mil)	15 ($2.8 bil)	N/A	N/A	N/A
George D. Mussalli	10 ($886.0mil)	17 ($1.4 bil)	70 ($9.5bil)	N/A	N/A	N/A

Post Advisory Group, LLC
Larry Post	5 ($1.4 bil)	9 ($2 bil)	61 ($8.1 bil)	N/A	7 ($1.7 bil)	16 ($1.5 bil)
Allan Schweitzer (co-manager)	5 ($1.4 bil)	9 ($2 bil)	61 ($8.1 bil)	N/A	7 ($1.7 bil)	16 ($1.5 bil)

Pzena Investment Management, LLC
Richard S. Pzena	9 ($9.0 bil)	116 ($3.0 bil)	413 ($12.3 bil)	N/A	N/A	11 ($2.0 bil))
John Goetz	11 ($9.1 bil)	130 ($4.4 bil)	536 ($14.4 bil)	N/A	N/A	11 ($2.0 bil))
Manoj Tandon	N/A	1 ($11.2 bil)	14 ($517.9 mil)	N/A	N/A	N/A

SSgA Funds Management, Inc. — Equity 500 Index Portfolio (1)
John Tucker	44 ($31.1 bil)	384 ($289.1 bil)	106 ($95.0 bil)	N/A	N/A	N/A
Karl Schneider	44 ($31.1 bil)	384 ($289.1 bil)	106 ($95.0 bil)	N/A	N/A	N/A

SSgA Funds Management, Inc. — Small Cap Value Fund
Ric Thomas	9 ($1.2 bil)	42 ($51.9 bil)	63 ($32.1 bil)	N/A	37 ($50.7 bil)*	27 ($17.1 bil)
Chuck Martin	9 ($1.2 bil)	42 ($51.9 bil)	63 ($32.1 bil)	N/A	37 ($50.7 bil)*	27 ($17.1 bil)

	Number of Other Accounts Managed		Number of Accounts and Assets for Which
	and Assets by Account Type		Advisory Fee is Performance-Based
Name of	Registered	Other		Registered	Other Pooled
Investment Advisor	Investment	Investment	Other	Investment	Investment	Other
and Portfolio Manager	Companies	Vehicles	accounts	Companies	Vehicles	accounts
Templeton Investment Counsel, LLC
Gary Motyl	2 ($7.5 bil)	N/A	14 ($6.4 bil)	N/A	N/A	N/A

The Boston Company Asset Management, LLC
D. Kirk Henry	11 ($4.86 bil)	8 ($4.96 bil)	55 ($16.76 bil)	N/A	N/A	1 ($323.0 mil)
Clifford A. Smith	11 ($4.86 bil)	8 ($4.96 bil)	55 ($16.76 bil)	N/A	N/A	1 ($323.0 mil)
Warren Skillman	11 ($4.86 bil)	8 ($4.96 bil)	55 ($16.76 bil)	N/A	N/A	1 ($323.0 mil)
Carolyn M. Kedersha	11 ($4.86 bil)	8 ($4.96 bil)	55 ($16.76 bil)	N/A	N/A	1 ($323.0 mil)
Joseph M. Corrado	4 ($1.7 bil)	3 ($143.0 mil)	19 ($1.23 bil)	N/A	N/A	N/A
Stephanie K. Brandaleone	4 ($1.7 bil)	3 ($143.0 mil)	19 ($1.23 bil)	N/A	N/A	N/A
Edward R. Walter	4 ($1.7 bil)	3 ($143.0 mil)	19 ($1.23 bil)	N/A	N/A	N/A

The Renaissance Group LLC
Michael E. Schroer	1 ($53.3 mil)	N/A	721 ($6.1 bil)	N/A	N/A	N/A
Conflicts of Interest
          As noted in the table above, the Portfolio Managers manage accounts other than the Funds and Portfolios. This side-by-side management may present potential conflicts between a Portfolio Manager’s management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the Manager, each sub-advisor and investment advisor to the Index Portfolios of any foreseeable material conflicts of interest that may arise from the concurrent management of Funds and other accounts as of the end of each Fund’s most recent fiscal year. The information regarding potential conflicts of interest of the sub-advisors was provided by each firm.
          The Manager The Manager’s Portfolio Managers are responsible for managing one or more of the Funds and other accounts, including separate accounts and unregistered funds. The Manager typically assigns Funds and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the Portfolio Managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of Portfolio Managers to cross securities between a Fund and a separate account and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.
          Portfolio Managers of the Manager with responsibility for the non-Money Market Funds are also responsible for managing, among other accounts, the pension assets for AMR Corporation and its subsidiaries (“AMR Pension Accounts”). These Portfolio Managers oversee fixed income assets managed internally by the Manager as well as equity and fixed income assets managed externally by sub-advisors who invest the assets of the Funds and AMR Pension Accounts. The same investment process and overall investment strategies are used for both the Funds and the AMR Pension Accounts. Potential conflicts of interest may occur when the Manager’s Portfolio Managers allocate Fund assets to internal fixed income Portfolio Managers rather than external Portfolio Managers, since the Manager has the potential to earn more fees under this scenario. This potential conflict of interest is disclosed to the Board in connection with the process of approving the Manager as an investment advisor to the Funds.
          Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund(s)). Barrow manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

          BlackRock. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.
          BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Index LLC Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Index LLC Portfolios. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to an Index LLC Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to an Index LLC Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for an Index LLC Portfolio. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
          As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.
          Brandywine Global Investment Management, LLC (“Brandywine Global”) Brandywine Global does not foresee any potentially material conflicts of interest as a result of concurrent management of the Balanced, Large Cap Value and Small Cap Value Funds and other accounts. Brandywine Global follows the same buy and sell discipline for all stocks across all portfolios, subject to client specific restrictions. All portfolios are managed in the same manner by the investment team. Portfolios may differ slightly due to differences in available cash, contributions and withdrawals.
          Calamos Advisors LLC (“Calamos”) Calamos does not foresee any potentially material conflicts of interest as a result of concurrent management of the Enhanced Income Fund and other accounts.
          Potential conflicts that could arise include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material, and Calamos has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment advisor.
          Causeway Capital Management LLC (“Causeway”) In addition to providing subadvisory services to a segment of the International Equity Fund (the “Fund Segment”), Causeway provides investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts, wrap fee programs, and other institutions (collectively, the “Other Accounts”). Causeway manages accounts in three main investment strategies — (i) international and global value equity (including American Depositary Receipt, concentrated, select, and socially responsible sub-strategies), (ii) emerging markets equity, and (iii) international market neutral equity. Causeway manages the Fund Segment in its international value equity strategy.

          Causeway is the investment adviser and sponsor of two mutual funds (“Causeway International Value Fund”) and “Causeway Emerging Markets Fund,” together “Causeway Mutual Funds”) and certain privately-offered commingled vehicles. Causeway has seed investments in the Causeway Mutual Funds. All of the Portfolio Managers of the Fund Segment have personal investments in Causeway International Value Fund and one Portfolio Manager has a personal investment in Causeway Emerging Markets Fund. Certain other Causeway employees, owners and/or affiliates also have personal investments in the Causeway Mutual Funds. The Portfolio Managers of the Fund Segment each own a portion of Causeway’s equity, and Ms. Ketterer and Mr. Hartford own controlling equity stakes in Causeway.
          Certain Causeway marketing and client service employees earn commissions based on revenues from Causeway’s investment advisory services to Other Accounts introduced or serviced by such employees. Causeway’s Portfolio Managers and employees from time to time invest in securities for their personal accounts that Causeway has also recommended to clients including the Fund Segment. Causeway may invest client assets in securities of companies who may be clients of the firm, broker-dealers or banks used by Causeway to effect transactions for client accounts, or vendors who provide products or services to Causeway. Causeway may execute transactions for clients through broker-dealers who may also provide consulting, advisory or other services to clients of Causeway. Causeway will vote proxies of companies who are also investment advisory clients of the firm. Approximately 10% of Causeway is owned by Evercore Investments L.L.C., which is affiliated with companies in the venture capital, private equity and investment banking businesses.
          In managing the Other Accounts in the international value equity strategy, Causeway uses an investment strategy similar to that used in managing the Fund Segment, subject to certain variations in investment restrictions. Causeway purchases and sells securities for the Fund Segment that it may also recommend to Other Accounts. Causeway may at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. The Other Accounts in the value equity strategy pay higher management fee rates than the Fund Segment or pay performance-based fees to Causeway.
          Causeway manages one separate account in its international market neutral equity strategy. This strategy includes investments in long and short positions in stocks, and it may invest in long or short positions in stocks held long by the Fund Segment and Other Accounts. It is Causeway’s policy, however, that it will not take short positions in securities that, at the time of the intended short sale, are held long by the Fund Segment or other clients of Causeway. The market neutral separate account pays management fees of 1% per annum plus a 20% performance-based fee. The portfolio managers of the market neutral strategy receive incentive compensation based on the performance of the market neutral account. However, none of the Portfolio Managers of the Fund Segment is a portfolio manager of the market neutral strategy.
          Actual or potential conflicts of interest may arise from Causeway’s management responsibilities with respect to Other Accounts and the other relationships described above. These responsibilities may, among other things, provide incentives to portfolio managers to devote unequal time and attention across client accounts, and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has adopted a Code of Ethics in compliance with Rule 17j-1 under the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act of 1940. The Code of Ethics, among other things, restricts the personal investing activities of employees of Causeway who have access to investment recommendations made to clients (“Access Persons”). The Code of Ethics imposes additional, more onerous, restrictions on employees who render investment advice (“Investment Personnel”). Among other things, the Code:
•	requires preclearance of trades through Compliance clearing officers, including for the Fund Segment and any other mutual funds advised or subadvised by Causeway,

•	prohibits new purchases of stocks held in client accounts,

•	imposes a seven day blackout for Investment Personnel on securities being transacted for client accounts,

•	imposes a 60-day short-term trading profit prohibition for Investment Personnel,

•	prohibits market timing in the Fund Segment or any other funds advised or subadvised by Causeway,

•	imposes a 60-day short-term trading profit prohibition for all employees investing in the Fund Segment or other funds advised or subadvised by Causeway, and

•	requires duplicate broker statements to be delivered to Causeway’s Compliance department.

          There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
          Dreman Value Management, LLC (“Dreman”) Dreman manages clients’ accounts using a contrarian value investment strategy. For both its strategies, Dreman utilizes a model portfolio and rebalances client accounts whenever changes are made to the model portfolio. In addition, Dreman aggregates its trades and allocates the trades to all client accounts in an equitable manner. Dreman strongly believes aggregating its orders protect all clients from being disadvantaged by price or time execution. The model portfolio approach and the trade aggregation policy of Dreman eliminates any potential or apparent conflicts of interest that could arise when a Portfolio Manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Dreman does not receive any performance-based fees from any of its accounts with the exception of hedge funds that are managed by an affiliated entity. However, the hedge funds are treated like any other client account and trades done for the hedge fund are generally aggregated with trades done for Dreman’s regular client accounts. Dreman’s investment professionals are compensated in the same manner for all client accounts irrespective of the type of account.
          Franklin Advisers, Inc. (“Franklin”) The management of multiple funds, including the High Yield Bond Fund and other accounts may give rise to potential conflicts of interest if the High Yield Bond Fund and other accounts have different objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin seeks to manage such competing interests for the time and attention of Portfolio Managers by having Portfolio Managers focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment strategies that are used in connection with the management of the High Yield Bond Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the High Yield Bond Fund may outperform the securities selected for the High Yield Bond Fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the High Yield Bond Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Franklin seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
          The structure of a Portfolio Manager’s compensation may give rise to potential conflicts of interest. A Portfolio Manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a Portfolio Manager’s marketing or sales efforts and his or her bonus.
          Finally, the management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While Franklin has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by Portfolio Managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
          Franklin has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
          Goldman Sachs Asset Management, L.P. (“GSAM”) GSAM’s Portfolio Managers are responsible for managing the Large Cap Growth Fund as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A Portfolio Manager may manage a separate account or other pooled investment vehicle that may have materially higher fee arrangements than the Large Cap Growth Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.
          GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

          Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) The Balanced (equity portion), Large Cap Value and Small Cap Value Funds are managed by Hotchkis’ investment team (“Investment Team”). The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. Hotchkis may be restricted from purchasing more than a limited percentage of the outstanding shares of a company. If a company is a viable investment for more than one investment strategy, Hotchkis has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.
          Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay Hotchkis performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for Hotchkis to favor such accounts in making investment decisions and allocations, Hotchkis has adopted polices and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.
          Since all accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy.
          Lazard Asset Management LLC (“Lazard”) Lazard’s Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.
          Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the International Equity Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.
          Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual Portfolio Manager’s time dedicated to each account, Lazard periodically reviews each Portfolio Manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the Fund.
          A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Additionally, Lazard currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.
          Metropolitan West Capital Management, LLC (“MetWest Capital”) MetWest Capital’s Portfolio Managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.
          The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a fund’s advisor or sub-advisor will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.
          As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging MetWest Capital). The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.
In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above. It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.
          Morgan Stanley Investment Management Inc. (“MSIM Inc.”) Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, MSIM Inc. may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent MSIM Inc. has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in MSIM Inc.’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If MSIM Inc. manages accounts that engage in short sales of securities of the type in which the Fund invests, MSIM Inc. could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. MSIM Inc. has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
          NISA Investment Advisors, LLC (“NISA”) NISA provides similar services to accounts other than the TIPS Fund. The advice given and timing of services to the TIPS Fund may not necessarily relate to, and may differ from, the advice given and/or timing of NISA’s services to other accounts. Securities purchased for the TIPS Fund are generally limited to inflation-indexed securities issued by the U.S. Treasury or other U.S. Government Agency. NISA believes that the market for such securities, particularly those held in the TIPS Fund, is sufficiently liquid to accommodate transactions for the Fund and other accounts managed by NISA with little market impact.

          Opus Capital Group, LLC (“Opus”) Opus does not foresee any potentially material conflicts of interest as a result of concurrent management of the Small Cap Value Fund and other accounts.
          PanAgora Asset Management, Inc. (“PanAgora”) PanAgora’s portfolio management team is responsible for managing the Fund and other accounts, including separate accounts and unregistered funds. PanAgora typically assigns Funds and accounts with similar investment strategies to the same team to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by PanAgora in an account and certain trading practices used by the portfolio management team (e.g., cross trades between the Fund and another account and allocation of aggregated trades). PanAgora has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, PanAgora has adopted policies limiting its ability to cross securities between the Fund and a separate account and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.
          Post Advisory Group, LLC (“Post”) Post advises client portfolios and funds, whose accounts may purchase or sell the same securities. In addition, Post may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to its other client accounts. Post may also manage funds and accounts that may purchase or sell the same securities. In managing such funds and accounts, conflicts of interest may arise. Post’s investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post over time, and to ensure compliance with appropriate regulatory requirements.
          Potential conflicts of interest may exist in instances in which Post determines that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies or restrictions, while other accounts managed by Post may hold or take the opposite position in the security in accordance with those accounts’ investment objectives, strategies and restrictions.
          To the extent permitted by applicable law, Post may aggregate the trade orders of certain managed accounts.
          Post’s policies and procedures are intended to result in fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transaction costs that may be incurred in doing so. Post’s policies and procedures are also intended to be consistent with its duty to seek the best execution obtainable under the circumstances for all accounts under its management.
          Post’s key principals may face demands on their time in order to manage their accounts. Such key principals will devote the amount of time that each of them deems to be necessary to carry out the investment activities of the accounts. While serving as key principals, such key principals will engage in the same or similar trading strategies for the accounts managed by Post. Such key principals receive salaries and other compensation from their employment with Post, and Post may receive fees and other compensation for the services it provides.
          Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities of the accounts under Post’s management. Post’s Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.
          Pzena Investment Management, LLC (“Pzena”) In Pzena’s view, conflicts of interest may arise in managing the Mid-Cap Value Fund’s portfolio investment, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
          The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all mid cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.
          If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts that are designed to ensure each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations, each Account generally receives pro rata allocations of any hot issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or hot issue investment include the account having Financial Industry Regulatory Authority (“FINRA”) restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
          With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.
          Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy.
          Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
          SSgA FM A portfolio manager may be subject to potential conflicts of interest, because he or she is responsible for other accounts in addition to the Equity 500 Index Portfolio. Those conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.
          A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.
          Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of Equity 500 Index Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.
          A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources.

          Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.
          Templeton Investment Counsel, LLC (“Templeton”) The management of multiple funds, including the International Equity Fund and other accounts may give rise to potential conflicts of interest if the International Equity Fund and other accounts have different objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. Templeton seeks to manage such competing interests for the time and attention of Portfolio Managers by having Portfolio Managers focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment strategies that are used in connection with the management of the International Equity Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the International Equity Fund may outperform the securities selected for the International Equity Fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the International Equity Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Templeton seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
          The structure of a Portfolio Manager’s compensation may give rise to potential conflicts of interest. A Portfolio Manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a Portfolio Manager’s marketing or sales efforts and his or her bonus.
          Finally, the management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While Templeton has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by Portfolio Managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
          Templeton has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
          The Boston Company Asset Management, LLC (“TBCAM”) TBCAM has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at TBCAM. These conflicts may include, but are not limited to when a Portfolio Manager is responsible for the management of more than one account; the potential arises for the Portfolio Manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a Portfolio Manager has a financial incentive to favor one account over another. This disclosure statement is not intended to cover all of the conflicts that exist within TBCAM, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of TBCAM. Further, the Chief Compliance Officer of TBCAM shall maintain a Conflicts Matrix that further defines the conflicts specific to TBCAM.
          New Investment Opportunities. A Portfolio Manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.
➢	TBCAM has policies that require a Portfolio Manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
     Compensation. A Portfolio Manager may favor an account if the Portfolio Manager’s compensation is tied to the performance of that account rather than all accounts managed by the Portfolio Manager. If, for example, the Portfolio Manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the Portfolio Manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if TBCAM receives a performance-based advisory fee, the Portfolio Manager may favor that account, regardless of whether the performance of that account directly determines the Portfolio Manager’s compensation.
➢	The investment performance on specific accounts is not a factor in determining the Portfolio Manager’s compensation.
     Investment Objectives. Where different accounts managed by the same Portfolio Manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a Portfolio Manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.
➢	To mitigate the conflict in this scenario TBCAM has in places a restriction in the order management system and requires a written explanation from the Portfolio Manager before determining whether to lift the restriction. However, where a Portfolio Manager is responsible for accounts with differing investment objectives and policies, it is possible that the Portfolio Manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
     Trading. A Portfolio Manager could favor one account over another in the order in which trades for the accounts are placed. If a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.
➢	When a Portfolio Manager intends to trade the same security for more than one account, the policies of TBCAM generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, TBCAM will place the order in a manner intended to result in as favorable a price as possible for such client.
     Personal Interest. A Portfolio Manager may favor an account if the Portfolio Manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the Portfolio Manager held an interest in a mutual fund that was one of the accounts managed by the Portfolio Manager, the Portfolio Manager would have an economic incentive to favor the account in which the Portfolio Manager held an interest.
➢	All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.
     Outside Directorship. Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices. However, in view of the potential conflicts of interest and the possible liability for TBCAM, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.
➢	In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at TBCAM in a timely manner.
     Personal Trading. There is an inherent conflict where a Portfolio Manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of TBCAM’s clients.

➢	Subject to the personal Securities Trading Policy, employees of TBCAM may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

➢	Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio Managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.
     The Renaissance Group LLC (“Renaissance”) Renaissance does not foresee any potentially material conflicts of interest as a result of concurrent management of the Large Cap Growth Fund and other accounts.
Compensation
     The Portfolio Managers are compensated in various forms by their respective investment advisor. Following is a description provided by each investment advisor regarding the structure of and criteria for determining the compensation of each Portfolio Manager.
     The Manager Compensation of the Manager’s Portfolio Managers is comprised of base salary, annual cash bonus, and in some cases, stock appreciation rights awards. Each Portfolio Manager’s base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data. In addition, all Portfolio Managers participate in the Manager’s annual cash bonus plan. The amount of the total bonus pool is based upon several factors including (i) profitability of the Manager, (ii) return on equity of the Manager, and (iii) the relative investment performance of separate account assets managed for affiliates of the Manager. Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager’s level of responsibility. Portfolio Managers are encouraged to pursue a low-volatility management approach that will provide above average returns with below average volatility. Bonus awards reflect their success in achieving this goal and other individual performance goals. Additionally, the following Portfolio Managers participate in the Manager’s stock appreciation rights plan: Kirk L. Brown, Wyatt Crumpler, Michael W. Fields, Douglas G. Herring, Adriana R. Posada, and Patrick A. Sporl. Participation in this plan is offered to senior-level personnel of the Manager, including non-Portfolio Managers. As of the end of the Funds’ fiscal year, the valuation of stock appreciation rights was based upon the growth in the Manager’s estimated stockholder’s equity and earnings before taxes, depreciation, and amortization.
     Barrow In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.
     The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

     BlackRock BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Deferred Compensation Program.
     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.
     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:
     Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock (“LTIP awards”). Beginning in 2006, awards are granted under the plan in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock (“LTIP II awards”). Each portfolio manager has received awards under the LTIP.
     Deferred Compensation Program — A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of each portfolio manager is eligible to be paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years. Every portfolio manager participates in the deferred compensation program. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.
     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
     Annual discretionary incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to Ms. Jelilian and Mr. Russo the relevant benchmarks are the Russell 2000 Index and Morgan Stanley Capital International Europe Australasia Far East Index.
     The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.
     Brandywine Global All Portfolio Managers, analysts and traders receive a competitive base salary. In addition, from Brandywine Global’s profits, an initial bonus is paid quarterly and based on the performance of their investment strategies relative to the relevant peer-group universe over one-quarter, one-, three- and five-year time periods. The Lipper peer groups for the Balanced Fund, Large Cap Value Fund and Small Cap Value Fund are the Lipper Lipper Mixed-Asset Target Allocation Growth Funds Index, the Lipper Large-Cap Value Funds Index and the Lipper Small-Cap Value Funds Index, respectively. After this performance-based incentive compensation is allocated, profits associated with individual product groups are allocated as follows: a majority is retained within the group and the remainder is allocated to a pool shared by all groups. More subjective measurements of an individual’s contributions to the success of their product group and to the overall success of Brandywine Global are considered as part of the individual allocation decision. Brandywine Global believes this system achieves its goals of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering superior performance, growth and teamwork.
     Calamos The amounts paid to the Co-Chief Investment Officers (Co-CIOs) and senior strategy analysts and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by a third party analytical agency. They each receive compensation in the form of an annual base salary and a non-equity incentive plan award. Investment performance, as measured by the performance across all Calamos strategies with unique benchmarks for each strategy, is utilized to determine part of the discretionary target bonus. Also, due to their ownership and executive management positions with Calamos Advisors and its parent company, additional corporate objectives are utilized to determine the non-equity incentive plan award for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2007, additional corporate objectives included marketing effectiveness, as measured by year-end assets under management, redemption rates, and growth in assets under management as compared to the industry peer group; portfolio performance, as measured by risk-adjusted performance of the investment strategies managed by the company over a blended short- and long-term measurement period; revenue growth, measured by total investment management fees and growth in investment management fee revenues compared to the industry peer group percentages; operating income, as measured by (i) operating margin relative to the industry peer group and (ii) net income; and stockholder return relative to the industry peer group. The peer group for the Enhanced Income Fund is the Lipper Intermediate Investment Grade Index.
     Causeway Causeway provides subadvisory services to a segment of the International Equity Fund (the “Fund Segment”). Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of Causeway, respectively, and portfolio managers of the Fund Segment, receive annual salary and are entitled, as controlling owners of Causeway, to certain distributions of Causeway’s net profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin, also portfolio managers of the Fund Segment, receive salary, incentive compensation and distributions of firm net profit based on their ownership interests.
     Incentive compensation is paid in the discretion of Causeway’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and incentive compensation is not based on the specific performance of any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation for Messrs. Doyle, Eng and Durkin: individual research contribution, portfolio management contribution, group research contribution and client service contribution.
     Dreman Dreman has implemented a highly competitive compensation plan, which seeks to attract and retain exceptional Portfolio Managers who have demonstrated that they can consistently outperform the Small Cap Value Fund’s benchmark. The compensation plan is comprised of both a fixed component and a variable component. The variable component is determined by assessing the Portfolio Manager’s performance measured utilizing both quantitative and qualitative factors.
     Dreman’s Portfolio Managers are each paid a fixed base salary that is determined based on their job function and responsibilities. The base salary is deemed to be competitive with the marketplace and specifically with salaries in the financial services industry by utilizing various salary surveys compiled for the financial services industry, specifically investment advisory firms. The variable component of Dreman’s compensation plan which takes the form of a cash bonus combined with employee retention bonus units payable over time is designed to reward and retain investment professionals including Portfolio Managers and research analysts for their contributions to the Small Cap Value Fund’s performance relative to its benchmark, the Russell 2000® Value Index.
     Portfolio Managers may receive equity in the form of units or fractional units of membership interest in the firm or they may receive employee retention bonus units , which enable them to participate in the growth of the firm. Portfolio Managers also participate in the firm’s profit sharing plan, a defined contribution plan that allows the firm to contribute up to twenty-five percent of an employee’s total compensation, subject to various regulatory limitations, to each employee’s profit sharing account. Dreman maintains both a qualified and non-qualified profit sharing plan which benefits employees of the firm including both portfolio managers and research analysts. Contributions to Dreman’s profit sharing plan vest over a specified term. Finally, all employees of the firm, including investment professionals, receive additional fringe benefits in the form of subsidized medical and dental and group-term and life insurance coverage.
     The basis for determining the variable component of a Portfolio Manager’s total compensation is determined through a subjective process that evaluates performance against several quantitative and qualitative factors including the following:

     Quantitative factors:

(i)	Relative ranking of the portfolio’s performance against its peers in the one, three and five year pre-tax investment performance categories. The portfolio’s performance is evaluated against peers in its fund category and performance is ranked from one to four on a declining scale depending on the quartile in which the Portfolio Manager’s absolute performance falls. The Portfolio Manager is rewarded on a graduated scale for outperforming relative to his peers.

(ii)	Relative performance of the portfolio against the pre-determined indices for the product strategy against which the portfolio’s performance is measured. The Portfolio Manager is rewarded on a graduated scale for outperforming relative to the portfolio’s benchmark index.

(iii)	Performance of the portfolio measured through attribution analysis models, which analyze the Portfolio Manager’s contribution from both an asset allocation or sector allocation perspective and security selection perspective. This factor evaluates how the Portfolio Manager performs in linking performance with the client’s investment objective including investment parameters and risk and return objectives. This factor may include some qualitative characteristics.
     Qualitative factors:
(i)	Ability to work well with other members of the investment professional team and mentor junior members,

(ii)	Contributions to the organizational overall success with new product strategies, and

(iii)	Other factors such as contributing to the team in a leadership role and by being responsive to requests for assistance.
     Franklin Portfolio Managers and senior professional staff are compensated with a base salary, bonus in the form of cash and restricted stock, and a deferred profit sharing plan. A component of the overall compensation package is based on a percentage of top-line firm revenue. The Portfolio Managers are awarded individual bonuses on the basis of two main factors: the 1, 3, and 5-year performance of their portfolios relative to their benchmark(s) and in light of those with similar objectives and restrictions, and a subjective factor based on their other contributions to the organization. The benchmark for the High Yield Bond Fund is the JPMorgan Global High-Yield Index.
     GSAM GSAM and the GSAM Quantitative Investment Strategies Team’s (“QIS”) compensation packages for its Portfolio Managers are comprised of a base salary and performance bonus. The performance bonus is a function of each Portfolio Manager’s individual performance; his or her contribution to the overall performance of QIS Team strategies and annual revenues in the investment strategy which in part is derived from advisory fees and for certain accounts, performance based fees.
     The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the team’s pre-tax performance exceeded performance benchmarks over a one, three and five year period; (2) whether the Portfolio Manager managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. In addition the other factors that are also considered when the amount of performance bonus is determined: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team achieved top tier rankings and ratings; and (3) whether the team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for the Large Cap Growth Fund is the Russell 1000® Growth Index.
     GSAM and the QIS Team’s decision may also be influenced by the following: the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.
     In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all Portfolio Managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.
     Certain GSAM Portfolio Managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

     Hotchkis Hotchkis Portfolio Managers are compensated with a base salary and are eligible for an annual bonus. Some Portfolio Managers also are involved in client servicing, marketing and in the general management of Hotchkis and are evaluated and compensated based on these functions as well as their investment management activities.
     Hotchkis believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns. It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation. Compensation likewise is not tied to performance of the Funds or separate accounts, of specific industries within the Funds or separate accounts or to any type of asset or revenue related objective, other than to the extent that the overall revenues of Hotchkis attributable to such factors may affect the size of the Hotchkis’ overall bonus pool.
     Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of Hotchkis using annual evaluations, compensation surveys, feedback from other employees and advice from members of Hotchkis’ Executive Committee and Hotchkis’ Compensation Committee. The amount of the bonus usually is shaped by the total amount of Hotchkis’ bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income. The majority of the Portfolio Managers own equity in Hotchkis. Hotchkis believes that the ownership structure of the firm is a significant factor in ensuring a motivated and stable employee base.
     Lazard Lazard compensates the Portfolio Managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio Managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a Portfolio Manager’s compensation. All of the portfolios managed by a Portfolio Manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.
     Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.
     Variable bonus is based on the Portfolio Manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the Portfolio Manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions. The benchmark for the International Equity Fund is the Morgan Stanley Capital International Europe Australasia Far East Index.
     Portfolio Managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for Lazard. The plan offers permanent equity in Lazard to a significant number of its professionals, including Portfolio Managers, as determined by the Board of Directors of Lazard, from time to time. This plan gives certain Lazard employees a permanent equity interest in Lazard and an opportunity to participate in the future growth of Lazard.
     MetWest Capital The compensation structure for Portfolio Managers consists primarily of a base salary and an annual bonus. In addition, while Wachovia Corporation holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm and accordingly receive payments based on the profitability of the firm. Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year. Certain portfolio managers may have bonuses predetermined at certain amounts for certain periods of time.

     The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component. The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, MetWest Capital’s publicly traded parent company. The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.
     For calendar year 2008, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below. The benchmarks may change for purposes of calculating bonus compensation for calendar year 2009.

Portfolio Manager
Howard Gleicher	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index S&P 500 Index
Gary W. Lisenbee	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index Russell 2000 Index Russell 2000 Value Index S&P 500 Index
David M. Graham	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index S&P 500 Index
Jeffrey Peck	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index S&P 500 Index
Jay Cunningham	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index S&P 500 Index
     In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:
•	medical, dental, vision and prescription benefits,

•	life, disability and long-term care insurance,

•	before-tax spending accounts relating to dependent care, health care, transportation and parking, and

•	various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.
     These benefits are broadly available to MetWest Capital employees. Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.
     MSIM Inc. Portfolio Managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine Portfolio Manager compensation is applied across all funds/accounts managed by the Portfolio Managers.
  BASE SALARY COMPENSATION. Generally, Portfolio Managers receive base salary compensation based on the level of their position with the MSIM Inc.
  DISCRETIONARY COMPENSATION. In addition to base compensation, Portfolio Managers may receive discretionary compensation.
  Discretionary compensation can include:
•	Cash Bonus.

•	MSIM Inc’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by MSIM Inc. or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by MSIM Inc. or its affiliates; and/or (2) in Morgan Stanley stock units.
     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•	Investment performance. A Portfolio Manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the Portfolio Manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods. The benchmark for the Emerging Markets Fund is the Morgan Stanley Capital International Emerging Markets Index.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the Portfolio Manager.

•	Contribution to the business objectives of MSIM Inc..

•	The dollar amount of assets managed by the Portfolio Manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the Portfolio Manager is a member.
     NISA The salary and bonus for the Portfolio Managers is determined based on individual job performance, as well as the overall financial success of NISA. Similar compensation arrangements also apply to other senior professionals in other product and business areas of NISA. Many senior personnel, including the Portfolio Managers, have deferred compensation arrangements through a “Phantom Stock Ownership Plan.” Phantom Stock awards are granted periodically at the discretion of the Chairman and the President of NISA.

     Opus Opus compensates the Portfolio Managers with a combination of salary and annual bonus. Salaries are based on merit and market rates/conditions, and annual bonuses are based on merit and Opus’s overall profitability. Ownership of Opus is available to all employees based on their contribution to the firm. The Portfolio Managers have equity ownership in Opus.
     PanAgora There are no formulas that tie a Portfolio Manager’s incentive compensation to asset growth. All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses, which can exceed 100% of salary. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio Managers have specific goals including the investment performance of the accounts they manage and not revenue associated with those accounts.
     PanAgora’s average compensation of investment professionals is approximately:

•	Base salary 40%

•	Performance bonus 50%

•	Equity incentives 10%

     The performance bonus elements may comprise cash and/or equity incentives at the discretion of management. PanAgora does not have any fixed targets relating to those elements.
     Since 1997 the Putnam Equity Partnership has provided significant employee ownership at Putnam. Under the terms of the plan, up to 16% of the equity in Putnam may be issued in new, non-voting Putnam shares and distributed to Putnam and PanAgora professionals. Power Financial Corporation is committed to retaining Putnam’s and PanAgora’s key personnel to assure the ongoing stability of the organization. Power will create a new private equity plan similar to the one currently in place.
     Post The compensation for the senior investment professionals is comprised of base salary (50%), bonus pool (35%) and certain other performance incentives (15%). Incentives, in the form of an annual bonus, are determined based on the overall performance of the firm. One hundred percent of the performance incentives for portfolio managers and research analysts are based on their respective contribution to performance of the investment products rather than growth of assets.
     Pzena Portfolio Managers and other investment professionals at Pzena are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in Pzena as of December 31, 2007 of each Portfolio Manager to the Mid-Cap Value Fund was as follows:

Richard S. Pzena	Greater than 25% but less than 50%
John P. Goetz	Greater than 10% but less than 25%
Manoj Tandon	Less than 5%
     SSgA FM The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.
     Templeton All Portfolio Managers and senior professional staff are compensated with a base salary, bonus in the form of cash and restricted stock, and a deferred profit sharing plan. A component of the overall compensation package is based on a percentage of top-line firm revenue. The Portfolio Managers are awarded individual bonuses on the basis of three factors: their stock selection (both purchase and sale recommendations), the performance of their portfolios in light of those with similar objectives and restrictions, and a subjective factor based on their other contributions, superior client service, etc.
     TBCAM The Portfolio Managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards). Funding for the TBCAM Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. In general, bonus awards are based initially on TBCAM’s financial performance. However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted). In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee. The Portfolio Managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. A significant portion of the opportunity awarded is based upon the one, three, and five-year (three and five-year weighted more heavily) pre-tax performance of the Portfolio Manager’s accounts relative to the performance of the appropriate Lipper and Callan peer groups. The Lipper peer groups for the Small Cap Value Fund, International Equity Fund and Emerging Markets Fund are the Lipper Small-Cap Value Funds Index, the Lipper International Funds Index and the Lipper Emerging Markets Funds Index, respectively. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth or retention of the products managed. Awards are generally subject to management discretion and pool funding availability. Awards are paid in cash on an annual basis. However, some Portfolio Manager’s may receive a portion of their annual incentive award in deferred vehicles.
     For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product Portfolio Manager based upon sector contribution and other qualitative factors.
     All Portfolio Managers and analysts are also eligible to participate in the TBCAM Long Term Retention Incentive Plan. This plan provides for an annual award, payable in cash and/or BNY Mellon restricted stock (three-year cliff vesting period for both). The value of the cash portion of the award earns interest during the vesting period based upon the growth in TBCAM’s net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).
     Renaissance Renaissance compensates the Managing Partners (including the portfolio manager for the Large Cap Growth Fund) through a structure comprised of a percentage of the overall firm revenues and a 50% share of overall firm profits. Firm revenues are a function of the overall firm assets under management and the fee rates charged to those assets. Firm profits are the cash flows remaining after all compensation and firm operating expenses are paid. There is no difference in the methodology of compensation across the accounts that the partners manage.
Ownership of Funds
     Certain Portfolio Managers beneficially owned shares of one or more Funds as of the end of each Fund’s most recent fiscal year. A Portfolio Manager’s beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager’s immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The tables below set forth each Portfolio Manager’s beneficial ownership of the Fund(s) under that Portfolio Manager’s management as provided by each investment advisor. In the following tables, “N/A” indicates that the Portfolio Manager does not have responsibility for that Fund.

Name of Investment
Advisor and		Enhanced Income	Intermediate Bond	Short-Term Bond
Portfolio Manager	Balanced Fund	Fund	Fund	Fund
American Beacon Advisors, Inc.
Wyatt Crumpler	None	None	$10,001-$50,000	N/A
Michael W. Fields	None	None	None	None
Douglas G. Herring	None	None	None	N/A
Gyeong Kim	None	None	None	None
Adriana R. Posada	$10,001-$50,000	N/A	$10,001-$50,000	N/A
Patrick A. Sporl	None	None	None	None

Name of Investment
Advisor and		Enhanced Income	Intermediate Bond	Short-Term Bond
Portfolio Manager	Balanced Fund	Fund	Fund	Fund
Cynthia Thatcher	N/A	None	N/A	N/A

Name of Investment	Emerging	High Yield	Int’l	Large Cap	Mid-Cap	Small Cap	Small Cap
Advisor and	Markets	Bond	Equity	Value	Value	Value	Value Opp	TIPS
Portfolio Manager	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
American Beacon Advisors, Inc.
Kirk L. Brown	$100,001-$500,000	$10,001-$50,000	$100,001-$500,000	N/A	N/A	N/A	N/A	None
Wyatt Crumpler	$10,001-$50,000	None	$100,001-$500,000	$100,001-$500,000	$10,001-$50,000	$10,001-$50,000	None	None
Douglas G. Herring	$100,001-$500,000	None	$100,001-$500,000	$101,001-$500,000	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000	None
Adriana R. Posada	N/A	N/A	N/A	$100,001-$500,000	$10,001-$50,000	$50,001-$100,000	None	N/A

Name of Investment Advisor	S&P 500 Index	Small Cap Index	Int’l Equity	Large Cap Growth
and Portfolio Manager	Fund	Fund	Index Fund	Fund
American Beacon Advisors, Inc.
Wyatt Crumpler	None	None	None	$50,001-$100,000
Douglas G. Herring	None	None	None	$50,001-$100,000
Cynthia Thatcher	None	None	$50,001-$100,000	$50,001-$100,000

Name of Investment
Advisor and		Intermediate	Large Cap Value	Mid-Cap Value	Small Cap Value
Portfolio Manager	Balanced Fund	Bond Fund	Fund	Fund	Fund
Barrow, Hanley, Mewhinney & Strauss, Inc.		.
James P. Barrow	None	None	None	None	None
Mark Giambrone	None	None	None	None	None
James S. McClure	None	None	None	None	None
John P. Harloe	None	None	None	None	None
John S. Williams	None	None	None	None	None
David H. Hardin	None	None	None	None	None
J. Scott McDonald	None	None	None	None	None
Mark C. Luchsinger	None	None	None	None	None
Deborah A. Petruzzelli	None	None	None	None	None

Name of Investment
Advisor and	Balanced	Large Cap	Small Cap
Portfolio Manager	Fund	Value Fund	Value Fund
Brandywine Global Investment Management, LLC
Henry F. Otto	N/A	N/A	Over $1,000,000
Steven M. Tonkovich	N/A	N/A	$100,001 - $500,000
Paul R. Lesutis	None	None	N/A
Earl J. Gaskins	None	None	N/A
Stephen S. Smith	None	None	N/A

Name of Investment	BlackRock	BlackRock
Advisor and	Small Cap	Int’l Index
Portfolio Manager	Index Fund (1)	Fund (1)
BlackRock Advisors, LLC
Jeffrey L. Russo	None	None
Debra L. Jelilian	None	None

1	Individuals may not invest directly in the Index LLC Portfolios. The table represents each Portfolio Manager’s beneficial ownership of the BlackRock Small Cap Index and International Index Funds, feeder funds that, like the Small Cap Index Fund and International Equity Index Fund, invest all of their investable assets in the Index LLC Portfolios.

Name of Investment
Advisor and
Portfolio Manager	TIPS Fund
Brown Brothers Harriman & Co.
James J. Evans	None

Name of Investment
Advisor and	Enhanced
Portfolio Manager	Income Fund
Calamos Advisors LLC
John P. Calamos, Sr.	None
Nick P. Calamos	None
John P. Calamos Jr.	None
John Hillenbrand	None
Steve Klouda	None
Jeff Scudieri	None
Jon Vacko	None

Name of Investment
Advisor and	Int’l Equity
Portfolio Manager	Fund
Causeway Capital Management LLC
Sarah H. Ketterer	None
Harry W. Hartford	None
James A. Doyle	None
Jonathan Eng	None
Kevin Durkin	None

Name of Investment
Advisor and	Small Cap
Portfolio Manager	Value Fund
Dreman Value Management, LLC
David N. Dreman	None
E. Clifton Hoover, Jr.	None
Mark Roach	None

Name of Investment
Advisor and	High Yield
Portfolio Manager	Bond Fund
Franklin Advisers, Inc.
Eric Takaha	None
Chris Molumphy	None
Glenn Voyles	None

Name of Investment
Advisor and	Large Cap
Portfolio Manager	Growth Fund
Goldman Sachs Asset Management, L.P. (1)
Mark Carhart	None
Robert C. Jones	None
Andrew Alford	None
Melissa Brown	None

1	Due to Goldman Sachs Asset Management, L.P.’s (“GSAM”) internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.

Name of Investment
Advisor and	Balanced	Large Cap	Small Cap
Portfolio Manager	Fund	Value Fund	Value Fund
Hotchkis and Wiley Capital Management, LLC
George Davis	None	None	None
Patricia McKenna	None	None	N/A
Sheldon Lieberman	None	None	N/A
Stan Majcher	None	None	None
David Green	N/A	N/A	None
Jim Miles	N/A	N/A	None
Judd Peters	N/A	N/A	None

Name of Investment
Advisor and
Portfolio Manager	Int’l Equity Fund
Lazard Asset Management LLC
Gabrielle Boyle	None
Michael A. Bennett	None
John R. Reinsberg	None
Michael Powers	None
Michael G. Fry	None

Name of Investment
Advisor and	Large Cap	Small Cap Value
Portfolio Manager	Value Fund	Fund
Metropolitan West Capital Management, LLC
Howard Gleicher	None	N/A
Gary W. Lisenbee	None	None
David M. Graham	None	N/A
Jeffrey Peck	None	N/A
Jay Cunningham	None	N/A
Samir Sikka	None	N/A
Ellie Chizmarova	N/A	None

Name of Investment
Advisor and	Emerging
Portfolio Manager	Markets Fund
Morgan Stanley Investment Management Inc.
Ruchir Sharma	None
Paul Psaila	None
James Cheng	None

Eric Carlson	None
William Scott Piper	None
Ana Cristina Piedrahita	None

Name of Investment	Treasury Inflation
Advisor and	Protected
Portfolio Manager	Securities Fund
NISA Investment Advisors, LLC
Jess Yawitz	None
William Marshall	None
Anthony Pope	None

Ken Lester	None

Name of Investment
Advisor and	Small Cap
Portfolio Manager	Value Fund
Opus Capital Group, LLC
Len A. Haussler	$10,001-$50,000
Kevin P. Whelan	None
Jonathon M. Detter	Less than
$10,000

Name of Investment	Small Cap Value
Advisor and	Opportunity
Portfolio Manager	Fund
PanAgora Asset Management, Inc.
Richard T. Wilk	None
John W. Griffin	None
George D. Mussalli	None

Name of Investment
Advisor and	High Yield
Portfolio Manager	Bond Fund
Post Advisory Group, LLC
Lawrence A. Post	None
Allan Schweitzer	$1-$10,000

Name of Investment
Advisor and	Mid-Cap
Portfolio Manager	Value Fund
Pzena Investment Management, LLC
Richard S. Pzena	None
John P. Goetz	None
Manoj Tandon	None

Name of Investment
Advisor and	Equity 500	Small Cap
Portfolio Manager	Index Portfolio	Value Fund
SSgA Funds Management, Inc.
Ric Thomas	N/A	None
Chuck Martin	N/A	None
John Tucker	None	N/A
Karl Schneider	None	N/A

Name of Investment
Advisor and
Portfolio Manager	Int’l-Equity Fund
Templeton Investment Counsel, LLC
Gary Motyl	$500,001-$1,000,000

Small
Name of Investment			Cap
Advisor and	Emerging	Int’l Equity	Value
Portfolio Manager	Markets Fund	Fund	Fund
The Boston Company Asset Management, LLC
Kirk Henry	None	None	N/A
Clifford A. Smith	N/A	None	N/A
Warren Skillman	None	N/A	N/A
Carolyn M. Kedersha	None	N/A	N/A
Joseph M. Corrado	N/A	N/A	None
Stephanie K. Brandaleone	N/A	N/A	None
Edward R. Walter	N/A	N/A	None

Name of Investment
Advisor and	Large Cap
Portfolio Manager	Growth Fund
The Renaissance Group LLC
Michael E. Schroer	None
PORTFOLIO SECURITIES TRANSACTIONS
     In selecting brokers or dealers to execute particular transactions, the Manager, SSgA FM, BlackRock and the sub-advisors are authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio’s net asset value), and other information provided to the applicable Fund or Portfolio, to the Manager, SSgA FM, BlackRock and/or to the sub-advisors (or their affiliates), provided, however, that the Manager, SSgA FM, BlackRock or the sub-advisor determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager, SSgA FM, BlackRock and the sub-advisors are also authorized to cause a Fund or Portfolio to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager, SSgA FM, BlackRock or the sub-advisors, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager, SSgA FM, BlackRock or the sub-advisor exercises investment discretion. The fees of the sub-advisors are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, Master Trust Board, the Index LLC Board, or the Equity 500 Index Portfolio Board, as applicable, the Manager, BlackRock, SSgA FM, or the sub-advisors (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Supplemental investment research obtained from such broker-dealers might be used by BlackRock in servicing all of its accounts, and all such research might not be used by BlackRock in connection with the Index LLC Portfolios.
All Funds except the Index Funds
     Although the following discusses transactions in each Fund and the Board, it applies equally to each Master Trust Portfolio and the Master Trust Board. Future references in this section to “Fund” shall include the Master Trust Portfolios.
     The Manager and each sub-advisor will place its own orders to execute securities transactions that are designed to implement the applicable Fund’s investment objective and policies. In placing such orders, each sub-advisor will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board and the Master Trust Board, as appropriate, a sub-advisor of a Fund, or its affiliated broker- dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Fund’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund’s cash flows. High portfolio activity increases a Fund’s transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.
     The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each sub-advisor is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each sub-advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Funds may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.
     The Funds and the Portfolios of the Master Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a sub-advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund or Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds and Portfolios. Neither the Manager nor any of the sub-advisors receive any benefits from the commission recapture program. A sub-advisor’s participation in the brokerage commission recapture program is optional. Each sub-advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the sub-advisor’s obligation to seek the best execution available. For the fiscal year ended October 31, 2007, the following Funds received the amounts shown as a result of participation in the commission recapture program:

Amount Received
Fund	(in thousands)
Balanced	$27
International Equity	$121
Large Cap Growth	$18
Large Cap Value	$570
Mid-Cap Value	$30
Small Cap Value	$215
Small Cap Value Opportunity	$1
     For the fiscal years ended October 31, 2005, 2006 and 2007, the following brokerage commissions were paid by the Funds and Portfolios, as applicable. Fluctuations in brokerage commissions from year to year were primarily due to increases or decreases in Fund assets. Shareholders of these Funds bear only their pro-rata portion of such expenses.

Fund (or Portfolio)	2005	2006	2007
Balanced	$218,293	$203,864	$150,180
Emerging Markets	$294,570	$399,102	$485,654
Enhanced Income	$10,759	$11,853	$6,538
International Equity (1)	$2,669,559	$2,911,921	$2,219,221
Large Cap Growth	$59,189	$55,946	$23,684
Large Cap Value	$881,044	$3,496,195	$3,333,302
Mid-Cap Value	$287,493	$73,864	$82,734
Small Cap Value	$4,757,005	$3,896,085	$2,345,939
Small Cap Value Opportunity (2)	N/A	$3,998	$16,621

(1)	Prior to March 1, 2006, this Fund invested in a corresponding Portfolio of the Master Trust. As such, commissions were paid by the Portfolio prior to that date.

(2)	The Fund commenced operations on March 31, 2006.

     For the fiscal year ended October 31, 2007, the Funds directed $990,633,706 in transactions to brokers in part because of research services provided and paid $2,683,780 in commissions on such transactions.
     During the fiscal year ended October 31, 2005, the following commissions were paid to affiliated brokers:

Portfolio	Broker	Affiliated With	Commission
Large Cap Growth	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$1110
Large Cap Growth	Spear, Leeds & Kellogg	Goldman Sachs Asset Management, L.P.	$751
Emerging Markets	JM Morgan Stanley Secs. Private Ltd	Morgan Stanley Investment Management Inc.	$29,742
Small Cap Value	Southwest Securities	Principal Underwriter to the Trust	$22,047
     The percentages of total commissions of the Large Cap Growth Fund, Emerging Markets Fund, and Small Cap Value Fund paid to affiliated brokers in 2005 were 3.14%, 0.05%, and 0.46%, respectively. The transactions represented 5.30%, 0.04%, and 0.23% of the Large Cap Growth Fund, Emerging Markets Fund, and Small Cap Value Fund’s total dollar value of portfolio transactions for the fiscal year ended October 31, 2005.
     During the fiscal year ended October 31, 2006, the following commissions were paid to affiliated brokers:

Portfolio	Broker	Affiliated With	Commission
Large Cap Growth	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$262
Emerging Markets	JM Morgan Stanley Secs. Ltd	Morgan Stanley Investment Management Inc	$50
     The percentages of total commissions of the Large Cap Growth Fund and the Emerging Markets Fund paid to affiliated brokers in 2006 were 1.84% and 0.01%, respectively. The transactions represented 0.17% of the Large

Cap Growth Fund and 0.04% of the Emerging Markets Fund’s total dollar value of portfolio transactions for the fiscal year ended October 31, 2006.
     During the fiscal year ended October 31, 2007, the following commissions were paid to affiliated brokers:

Portfolio	Broker	Affiliated With	Commission
Large Cap Growth	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$1,020
Emerging Markets	JM Morgan Stanley Secs. Ltd	Morgan Stanley Investment Management Inc	$326
     The percentages of total commissions of the Large Cap Growth Fund and the Emerging Markets Fund paid to affiliated brokers in 2007 were 4.13% and 0.07%, respectively. The transactions represented 0.61% of the Large Cap Growth Fund and 0.05% of the Emerging Markets Fund’s total dollar value of portfolio transactions for the fiscal year ended October 31, 2007.
     The following table lists each Fund that as of the end of its fiscal year held securities issued by a broker-dealer (or by its parent) through which the Fund regularly executes transactions.

		Aggregate
		Value of
Regular Broker-Dealers	Fund	Securities
Bank of America Corp.	Balanced	$24,865,000
	Enhanced Income	$1,153,000
	High Yield Bond	$10,000,000
	Intermediate Bond	$1,037,000
	Large Cap Value	$205,290,000
	Money Market	$590,353,000
Bank of New York Mellon	Balanced	$4,000
Corp.	Large Cap Growth	$215,000
	Money Market	$589,755,000
Bear Stearns Cos., Inc.	Balanced	$13,831,000
	Intermediate Bond	$1,310,000
	Large Cap Value	$97,974,000
Citigroup, Inc.	Balanced	$22,526,000
	Enhanced Income	$1,301,000
	Intermediate Bond	$1,458,000
	Large Cap Value	$174,653,000
	Short Term Bond	$1,977,000
Credit Suisse Group	Balanced	$755,000
	Enhanced Income	$503,000
	Intermediate Bond	$352,000
	International Equity	$26,170,000
	Short-Term Bond	$1,994,000
	Money Market	$277,319,000
Deutsche Bank	Money Market	$590,040,000
Goldman Sachs Group, Inc.	Balanced	$7,559,000
	Enhanced Income	$494,000
	Intermediate Bond	$455,000
	Large Cap Value	$47,130,000
	Short-Term Bond	$1,021,000
	Money Market	$590,000,000
Investment Technology Group, Inc.	Small Cap Value	$11,271,000
JP Morgan Chase & Co.	Balanced	$15,491,000
	Enhanced Income	$681,000
	Intermediate Bond	$524,000
	Large Cap Growth	$343,000
	Large Cap Value	$189,128,000
	Money Market	$295,016,000
	Short-Term Bond	$$2,094,000
Lehman Brothers Holdings,	Balanced	$3,257,000
Inc.	Enhanced Income	$662,000
	Intermediate Bond	$244,000
	Money Market	$590,000,000
	Short-Term Bond	$1,551,000
Merrill Lynch & Co., Inc.	Balanced	$3,776,000
	Enhanced Income	$230,000
	Intermediate Bond	$175,000
	Large Cap Growth	$722,000
	Large Cap Value	$31,247,,000
	Money Market	$154,709,000
	Short-Term Bond	$2,503,000
Morgan Stanley Dean	Balanced	$4,211,000
Witter & Co.	Large Cap Growth	$800,000
	Large Cap Value	$103,527,000
	Money Market	$68,905,000
Index LLC Portfolios
     Subject to policies established by the Board of Directors, BlackRock is primarily responsible for the execution of the Index LLC Portfolios’ portfolio transactions and the allocation of brokerage. BlackRock does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Index LLC Portfolios, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BlackRock generally seeks reasonable trade execution costs, an Index LLC Portfolio does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, BlackRock may select a broker based partly upon brokerage or research services provided to BlackRock and its clients, including an Index LLC Portfolio. In return for such services BlackRock may cause an Index LLC Portfolio to pay a higher commission than other brokers would charge if BlackRock determines in good faith that the commission is reasonable in relation to the services provided.
     Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). BlackRock believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Index LLC Portfolios.
     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation of investments. Examples of research-oriented services for which BlackRock might pay with Index LLC Portfolio commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for BlackRock’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by an Index LLC Portfolio to BlackRock are not reduced as a result of BlackRock’s receipt of research services. In some cases BlackRock may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs BlackRock makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BlackRock will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BlackRock faces a potential conflict of interest, but BlackRock believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.
     From time to time, an Index LLC Portfolio may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BlackRock with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
     BlackRock does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for an Index LLC Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BlackRock neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.
     Each Index LLC Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by an Index LLC Portfolio in the form of Depositary Receipts, or other securities convertible into foreign equity securities. Depositary Receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Index LLC Portfolio are redeemable on a daily basis in U.S. dollars, each Index LLC Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on an Index LLC Portfolio’s portfolio strategies.
     Each Index LLC Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with an Index LLC Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Index

LLC Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Index LLC Portfolios will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of an Index LLC Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, an Index LLC Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors that either comply with rules adopted by the Commission or with interpretations of the Commission staff.
     Each Index LLC Portfolio has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Index LLC Portfolio also has retained an affiliated entity of BlackRock as the securities lending agent (the “lending agent”) for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, on behalf of an Index LLC Portfolio, invest cash collateral received by the Index LLC Portfolio for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by BlackRock or its affiliates, or in a private investment company managed by the lending agent. If an Index LLC Portfolio acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Index LLC Portfolio’s expenses, and indirectly, the expense of such other entities. However, in accordance with the exemptive order, the manager to the private investment company will not charge any advisory fees with respect to shares purchased by an Index LLC Portfolio. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by BlackRock’s waiver of a portion of its advisory fee.
     Section 11(a) of the Securities Exchange Act of 1934, as amended, generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for an Index LLC Portfolio in any of its portfolio transactions executed on any securities exchange of which it is a member, appropriate consents have been obtained from the Index LLC and annual statements as to aggregate compensation will be provided to the Index LLC.
     The Directors of the Index LLC have considered the possibility of seeking to recapture for the benefit of the Index LLC brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by each Index LLC Portfolio to BlackRock. After considering all factors deemed relevant, the Directors of the Index LLC made a determination not to seek such recapture. The Directors of the Index LLC will reconsider this matter from time to time.
     Because of different objectives or other factors, a particular security may be bought for one or more funds or clients advised by BlackRock or its affiliates (collectively, “clients”) when one or more clients of BlackRock or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve an Index LLC Portfolio or other clients or funds for which BlackRock or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of BlackRock or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
     For the fiscal years ended December 31, 2005, 2006 and 2007, the Small Cap Index Series paid brokerage commissions of $92,896, $146,505 and $0, respectively, and paid $217 in commissions to Merrill Lynch in 2007. For the fiscal years ended December 31, 2005, 2006 and 2007, the International Index Series paid brokerage commissions of $107,738, $161,040 and $69,153, respectively, and paid $37,152 and $69,153 in commissions to Merrill Lynch in 2006 and 2007, respectively. Shareholders of the Small Cap Index and International Equity Index Funds bear only their pro-rata portion of the brokerage commissions.

Equity 500 Index Portfolio
     SSgA FM places all orders for purchases and sales of the Equity 500 Index Portfolio’s investments. SSgA FM does not currently use the Equity 500 Index Portfolio’s assets for, or participate in, third party soft dollar arrangements, although SSgA FM may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. SSgA FM does not “pay up” for the value of any such proprietary research. SSgA FM may aggregate trades with clients of its affiliate, State Street Global Advisors (“SSgA”), whose commission dollars may be used to generate soft dollar credits. Although SSgA FM’s clients’ commissions are not used for third party soft dollars, the clients may benefit from the soft dollar products/services received by SSgA..
     Affiliates of SSgA FM may receive brokerage commissions from the Equity 500 Index Portfolio in accordance with procedures adopted by the Equity 500 Index Portfolio Board under the 1940 Act, which procedures require periodic review of these transactions.
     In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of SSgA FM’s other clients. Investment decisions for the Equity 500 Index Portfolio and for SSgA FM’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.
     For the fiscal years ended December 31, 2005, 2006, and 2007, the Equity 500 Index Portfolio paid brokerage commissions in the amount of $217,862, $130,766 and $254,741, respectively. For the fiscal years ended December 31, 2005, 2006 and 2007, the Equity 500 Index Portfolio paid $0, $0 and $0, respectively, in commissions to State Street Global Markets LLC, an affiliated broker of SSgA FM. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of the brokerage commissions.
REDEMPTIONS IN KIND
     Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. For the Master-Feeder Funds, redemptions in kind would be paid through distributions of securities held by the applicable Fund’s corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.
NET ASSET VALUE
     It is the policy of the Money Market Funds to attempt to maintain a constant net asset value per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Funds’ corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Portfolios may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as “P-1” by Moody’s and “F-1” by Fitch, and have received the next highest short-term rating by other Rating Organizations, such as “A-2” by Standard & Poor’s and “P-2” by Moody’s. See “Ratings of Municipal Obligations” and “Ratings of Short-Term Obligations” for further information concerning ratings.

TAX INFORMATION
Taxation of the Funds
     To continue to qualify for treatment as a regulated investment company under the Tax Code (“RIC”), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:
•	Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity, Emerging Markets and International Equity Index Funds) foreign currencies, or certain other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies and (2) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”);

•	Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”); and

•	Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss and, in the case of the International Equity, Emerging Markets and International Equity Index Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”).

     Each Master-Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio’s assets and to earn the income on that share for purposes of determining whether the Master-Feeder Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions — including distributions by the non-Money Market Funds of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (as described below under “Taxation of the Funds’ Shareholders”) — as taxable dividends to the extent of the Fund’s earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be taxable at the rate for net capital gain (a maximum of 15% through 2010). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
     Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
     See the part of the next section entitled “Taxation of Certain Investments” for a discussion of the tax consequences to each Fund of certain investments and strategies it or, in the case of a Master-Feeder Fund, its corresponding Portfolio may employ. For easier reading, the term “Portfolio” is used throughout that part (where the context permits) to refer to both a Portfolio (the tax consequences to which generally would “flow-through” to its corresponding Master-Feeder Fund) and a non-Master-Feeder Fund (i.e., a Fund that invests directly instead of through a corresponding Portfolio, to which the tax consequences thus would apply directly).
Taxation of the Portfolios
     The Portfolios and their Relationship to the Master-Feeder Funds. Each Portfolio is classified as a separate partnership for federal tax purposes that is not a “publicly traded partnership” treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio’s income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.
     Because each Master-Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio’s assets and to earn a proportionate share of its corresponding Portfolio’s income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Master-Feeder Fund will be able to satisfy all those requirements.
     Distributions to a Master-Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund’s recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund’s basis in its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund’s entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Master-Feeder Fund’s basis in its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund’s share of the Portfolio’s net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund’s share of the Portfolio’s losses.
     Taxation of Certain Investments. A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Master-Feeder Fund would have to take into account its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Master-Feeder Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or the proceeds of redemption of a portion of the Master-Feeder Fund’s interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio’s cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Master-Feeder Fund’s investment company taxable income and/or net capital gain.
     If a Portfolio acquires stock in a foreign corporation that is a “passive foreign investment company” (“PFIC”) and holds the stock beyond the end of the year of acquisition, its corresponding Master-Feeder Fund will be subject to federal income tax on the Fund’s share of a portion of any “excess distribution” the Portfolio receives on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ “qualified dividend income” mentioned above. A Master-Feeder Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a “qualified electing fund”; however, the requirements for that election are difficult to satisfy. The Portfolios currently do not intend to acquire securities in issuers that are considered PFICs.
     Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Portfolios that are permitted to invest therein realize in connection therewith. In general, any Fund’s share of (1) gains from the disposition of foreign currencies and (2) gains from options, futures and forward contracts derived with respect to its (or its corresponding Portfolio’s) business of investing in securities or foreign currencies will be treated as qualifying income under the Income Requirement.
     Dividends and interest the International Equity Fund, the Emerging Markets Fund, and the International Index Series receive, and gains they realize, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively, “foreign taxes”) that would reduce the yield and/or total return on their securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.
     A Portfolio may invest in certain futures contracts (other than “securities futures contracts,” as defined in section 1234B(c) of the Tax Code) and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — and certain foreign currency options and forward contracts that will be “section 1256 contracts.” Any section 1256 contracts a Portfolio holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Master-Feeder Fund that invests in such a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain such a Fund recognizes, without in either case increasing the cash available to it.
     Section 988 of the Tax Code also may apply to a Portfolio’s forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.
     Offsetting positions a Portfolio enters into or holds in any actively traded option, futures or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) losses realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a Portfolio’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).
     When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.
     If a Portfolio has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Portfolio or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Portfolio transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
     The TIPS Fund invests in inflation-indexed securities (also known as inflation-protected securities), on which principal is adjusted based on changes in an inflation index such as the Consumer Price Index. Net positive adjustments to principal value as a result of an increase in the index are taxable as ordinary income in the year of the adjustment, rather than at maturity when the principal is repaid. Net negative adjustments to principal value as a result of a decrease in the index can be deducted to the extent of the Fund’s interest income from the security for the current and previous taxable years, with any excess being carried forward to future taxable years. The Fund intends to distribute dividends to its shareholders on a quarterly basis that include both interest income and net income representing principal adjustments. Net negative principal adjustments near the end of a taxable year may cause all or a portion of the dividends distributed earlier in the year to be treated as a return of capital.
Taxation of the Funds’ Shareholders
     Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.
     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution, so if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and (except for an exempt-interest dividend) receive some portion of the price back as a taxable distribution even thought it represents in part a return of invested capital.
     If more than 50% of the value of the total assets of the International Equity Fund, Emerging Markets Fund or International Equity Index Fund (including, as applicable, the share of its corresponding Portfolio’s total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to its share of any foreign and U.S. possessions income taxes paid by it or, as applicable, its corresponding Portfolio. If a Fund makes this election, it will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend the Fund pays that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either use the foregoing information in calculating the foreign tax credit against his federal income tax or, alternatively, deduct the taxes deemed paid by him in computing his taxable income. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the Fund’s (or the Fund’s share of the Portfolio’s) income from foreign and U.S. possessions sources and foreign taxes paid. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.
     The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.
DESCRIPTION OF THE TRUST
     The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.
     The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR Corporation, (iii) members of the Trust’s Board of Trustees, and (iv) any shareholders that the Manager transfers to the Institutional Class upon termination of the class of shares in which the shareholders were originally invested. The PlanAhead Class was created to give individuals and other smaller investors an opportunity to invest in the American

Beacon Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets. The Service Class was created for individuals and other smaller investors investing in the Funds through third party intermediaries. The expense structure of the Service Class allows for payments to these intermediaries for providing shareholder services.
     The Balanced, Emerging Markets, Enhanced Income, High Yield Bond, Intermediate Bond, International Equity, Large Cap Growth, Large Cap Value, Mid-Cap Value, Short-Term Bond, Small Cap Value, Small Cap Value Opportunity, and Treasury Inflation Protected Securities Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each sub-advisor is carefully chosen by the Manager through a rigorous screening process.
FINANCIAL STATEMENTS
     The audited financial statements of the following Funds, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Funds’ Annual Report to Shareholders for the period ended October 31, 2007.

Balanced Fund	International Equity Fund	Small Cap Value Fund
Emerging Markets Fund	Large Cap Growth Fund	Small Cap Value Opportunity Fund
Enhanced Income Fund	Large Cap Value Fund	Treasury Inflation Protected Securities
High Yield Bond Fund	Mid-Cap Value Fund
Intermediate Bond Fund	Short-Term Bond Fund
The audited financial statements of the following Funds and Portfolios, including the reports of the independent registered public accounting firms (Ernst & Young LLP for the Funds and Equity 500 Index Portfolio and Deloitte & Touche LLP for the Portfolios of the Index LLC), are incorporated by reference to the American Beacon Funds’ Annual Report to Shareholders of the International Equity Index Fund, S&P 500 Index Fund and Small Cap Index Fund for the period ended December 31, 2007.

International Equity Index Fund	Equity 500 Index Portfolio
S&P 500 Index Fund	Master International Index Series
Small Cap Index Fund	Master Small Cap Index Series
The audited financial statements of the following Funds and Portfolios, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Funds’ Annual Report to Shareholders of the Money Market Fund and U.S. Government Money Market Fund for the period ended December 31, 2007.

Money Market Fund	Money Market Portfolio
U.S. Government Money Market Fund	U.S. Government Money Market Portfolio
OTHER INFORMATION
     For easier reading, the term “Portfolio” is used throughout this section to refer to both a Portfolio and a non-Master Feeder Fund, unless stated otherwise.
     Asset-Backed Securities — Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios’ rating and quality requirements. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios’ rating and quality requirements.
     The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

     Bank Deposit Notes — Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.
     Bankers’ Acceptances — Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
     Borrowing Risks — The Portfolios may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund’s NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund’s return.
     Callable Securities – A Portfolio may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Portfolio would lose the income that would have been earned to maturity on that security, and the proceeds received by the Portfolio may be invested in securities paying lower coupon rates. Thus, a Portfolio’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a Portfolio’s total return.
     Cash Equivalents — Cash equivalents include certificates of deposit, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.
     Certificates of Deposit — Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.
     Commercial Paper — Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.
     Convertible Securities — Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, the Manager considers some convertible securities to be equity equivalents.
     Cover — Transactions using forward contracts, futures contracts, options on futures contracts and written options (“Financial Instruments”) expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.
     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio’s assets to cover or to segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.
     Debentures — Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.
     Depositary Receipts — American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) — ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. EDRs are in bearer form and traded in European securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Portfolio may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Portfolio to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security. Please see “Foreign Securities” below for a description of the risks associated with investments in foreign securities.
     Derivatives — Generally, a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).
     Dollar Rolls — A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.
     Emerging Market Risks — The Emerging Markets Fund invests in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve significantly higher risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.
     Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.
     The economies of emerging market countries may be based predominately on only a few industries or may be dependent on revenues from participating commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.
     Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
     Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.
     Eurodollar and Yankeedollar obligations — Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.
     Exchange-Traded Funds — A Portfolio may purchase shares of exchange-traded funds (ETFs). ETFs trade like a common stock and usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Typically, a Portfolio would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.
     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. Therefore, a Portfolio ‘s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described below.
     Foreign Debt Securities — The High Yield Bond Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See “Eurodollar and Yankeedollar Obligations” for a further discussion of these risks.
     Foreign Securities — A Portfolio may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce each Portfolio’s rights as an investor.
     A Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers’ acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although each Portfolio endeavors to achieve the most favorable net results on portfolio transactions.
     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.
     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.
     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.
     Forward Foreign Currency Exchange Contracts — The International Equity Fund, International Index Series, and Emerging Markets Fund (the “International Portfolios”) may enter into forward foreign currency exchange contracts (“forward currency contracts”). A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
     Forward currency contracts may serve as long hedges – for example, an International Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges – for example, an

International Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.
     The International Portfolios may enter into forward currency contracts to sell a foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency. In addition, the International Portfolios may use forward currency contracts when BlackRock or a sub-advisor wishes to “lock in” the U.S. dollar price of a security when the Portfolio is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.
     The International Portfolios may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.
     The International Portfolios may seek to hedge against changes in the value of a particular currency by using forward currency contracts on another foreign currency or a basket of currencies, the value of which BlackRock or the applicable sub-advisor believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.
     In addition, an International Portfolio may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Portfolio owned securities denominated in a foreign currency that BlackRock or a sub-advisor believed would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as “cross hedging.” Use of a different foreign currency magnifies a Portfolio’s exposure to foreign currency exchange rate fluctuations.
     The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.
     Sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought, respectively. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.
     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
     Full Faith and Credit Obligations of the U.S. Government — Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.
     Futures Contracts — Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The use of futures contracts by the Equity 500 Index Portfolio and Index LLC Portfolios is explained further under “Index Futures Contracts and Options on Index Futures Contracts.”
     The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.
     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit “initial deposit” consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
     Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Portfolio’s obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.
     Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolios intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.
     Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.
     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
     If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.
     To the extent that a Portfolio enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission (“CFTC”)), the aggregate initial margin will not exceed 5% of the liquidation value of a Portfolio’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio’s assets that are at risk in futures contracts.
     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by SSgA FM, BlackRock or a sub-advisor may still not result in a successful transaction.
     In addition, futures contracts entail risks. Although SSgA FM, BlackRock or a sub-advisor may believe that use of such contracts will benefit a particular Portfolio, if that investment advisor’s investment judgment about the general direction of, for example, an index is incorrect, a Portfolio’s overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.
     General Obligation Bonds — General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.
     Illiquid Securities — Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
     In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, that Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio’s illiquidity. The Manager or the sub-advisor, as applicable, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.
     Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     Index Futures Contracts and Options on Index Futures Contracts — The Balanced Fund, Emerging Markets Fund, International Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Value Opportunity Fund, Index LLC Portfolios, and Equity 500 Index Portfolio (the “Portfolios”) may invest in index futures contracts, options on index futures contracts and options on securities indices.
     Index Futures Contracts - U.S. futures contracts trade on exchanges that have been designated “contracts markets” by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets.
     At the same time a futures contract on an index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment (“initial deposit”). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract’s face value. Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required.
     Options on Index Futures Contracts - The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.
     The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio’s holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio’s losses or gains from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.
     The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.
     The amount of risk a Portfolio assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.
     The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolios may maintain maximum equity exposure. Each Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.
     Futures Contracts on Stock Indices - The Portfolios may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (“Index Futures Contracts”). This investment technique is used only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios.
     In general, each transaction in Index Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios’ investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Index Futures Contracts may not be achieved or a loss may be realized.
     Transactions in Index Futures Contracts involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.
     Brokerage costs will be incurred and “margin” will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolios. Each Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Portfolio’s total assets.

     Options on Securities Indices - The Portfolios may write (sell) covered call and put options to a limited extent on an index (“covered options”) in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolios may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Portfolios.
     By writing a covered call option, the Portfolios forgo, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a put option, the Portfolios, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.
     Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.
     When each Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires unexercised on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.
     The Portfolios have adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Portfolios’ activities in index options also may be restricted by the requirements of the Tax Code with which the Master-Feeder Funds must comply to continue to qualify as a RIC.
     The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.
     Because options on securities indices require settlement in cash, SSgA FM, BlackRock or the sub-advisor may be forced to liquidate portfolio securities to meet settlement obligations.
     Options on Stock Indices - A Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.
     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.
     Inflation-Indexed Securities — Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation.
     In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments. The U.S. Treasury guarantees to repay at least the original principal value at maturity for inflation-indexed securities issued directly by the U.S. Government. However, inflation-indexed securities of other issuers may or may not have the same principal guarantee and may repay an amount less than the original principal value at maturity.
     Changes in market expectations for real interest rates may result in volatility in the Treasury Inflation Protected Securities Fund’s share price. There can be no assurance that the designated inflation index for an inflation-indexed security will accurately reflect the real inflation rate.
     Interfund Lending — Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
     The credit facility will reduce the Funds’ potential borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lending. Although the credit facility will reduce the Funds’ need to borrow from banks, the Funds remain free to establish lines of credit or other borrowing arrangements with banks.
     Junk Bonds — Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by the Rating Organizations. For example, Moody’s and Standard & Poor’s rates them below Baa and BBB, respectively. Please see “Ratings of Long-Term Obligations” below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.
     Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.
     Loan Participation Interests — Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.
     Loan Transactions — Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.
     Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index LLC Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index LLC Board, as appropriate, to vote proxies.
     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index LLC Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as “qualified” loan transactions.
     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index LLC Board, as appropriate. The Money Market Funds do not currently engage in securities lending.
     Mortgage-Backed Securities — Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.
     Collateralized Mortgage Obligations (“CMOs”) — CMOs and interests in real estate mortgage investment conduits (“REMICs”) are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.
     Mortgage Pass-Through Securities - Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). They are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations.
     Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
     (1) GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”) — GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the “modified pass-through” mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.
     (2) FHLMC Mortgage Participation Certificates (“Freddie Macs”) — Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.
     (3) FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”) — Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.
     (4) Mortgage-Related Securities Issued by Private Organizations — Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.
     Municipal Lease Obligations (“MLOs”) — MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation.
     Options — The Enhanced Income Fund may purchase and sell put options and call options on securities and foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the NASDAQ National Market System. The Fund will only write (sell) covered call and put options. For a further description, see “Cover.”
     An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.
     By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. By writing a put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security or currency below the exercise price.
     The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.
     When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.
     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.
     Other Investment Company Securities — A Portfolio at times may invest in shares of other investment companies, including other investment companies of the Trust. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Portfolio becomes a shareholder of that investment company. As a result, Portfolio shareholders indirectly will bear the Portfolio’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Portfolio shareholders directly bear in connection with the Portfolio’s own operations. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.
     Preferred Stock — A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
     Private Activity Bonds — PABs are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. PABs are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. See “Tax Information – Taxation of the Funds’ Shareholders.”
     Ratings of Long-Term Obligations — The Portfolio utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The High Yield Bond Fund’s sub-advisor will monitor the Fund’s holdings on a continuous basis to assess those factors not reflected in the credit rating. Therefore, the achievement of the High Yield Bond Fund’s investment objective will be more dependent on the sub-advisor’s research abilities than if the High Yield Bond Fund invested primarily in higher-rated securities.
     The four highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody’s to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody’s states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations that are rated A by Moody’s possess many favorable investment attributes and are considered “upper medium-grade obligations.” Obligations that are rated Baa by Moody’s are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
     Moody’s ratings of Ba, B, Caa, Ca and C are considered below investment grade. A rating of Ba by Moody’s denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody’s generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody’s assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody’s to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody’s are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody’s also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.
     The four highest Standard & Poor’s ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor’s are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
     Standard & Poor’s ratings of BB, B, CCC, CC, C and D are considered below investment grade. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     Fitch’s four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
     Fitch’s ratings of BB or lower are considered below investment grade. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.
     The four highest ratings for long-term obligations by Dominion Bond Rating Service Limited (“DBRS”) are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events. Obligations rated A are of satisfactory credit quality and are considered more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies. Obligations rated BBB are of adequate credit quality. They are more susceptible to adverse changes in economic and financial conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.
     DBRS’ ratings of BB or lower are considered speculative. A rating of BB indicates that the degree of protection afforded principal and interest is uncertain, particularly during periods of economic recession. A B rating signifies a reasonable high level of uncertainty that exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity. Obligations rated CCC, CC and C are considered very highly speculative and are in danger of default of interest and principal. In practice, there is little difference between the C to CCC categories, with CC and C normally used to lower ranking debt of companies where the senior debt is rated in the CCC to B range. A rating of D indicates obligations in default of either interest or principal.
     Standard & Poor’s and Fitch apply indicators (such as “+” and “-”) and DBRS adds “high” or “low” to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.
     Ratings of Municipal Obligations — Moody’s ratings for state and municipal short-term obligations are designated Moody’s Investment Grade or “MIG” with variable rate demand obligations being designated as “VMIG.” A VMIG rating may also be assigned to commercial paper programs that are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.
     Standard & Poor’s uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.
     Ratings of Short-Term Obligations — The rating P-1 is the highest short-term rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7)

financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor’s have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer’s short-term obligation is rated A-1, A-2, or A-3.
     Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.
     Repurchase Agreements — A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements are generally for a short period of time, usually less than a week.
     Each Portfolio may enter into repurchase agreements with any bank that is a member of the Federal Reserve System or registered broker-dealer who, in the opinion of the Manager, the sub-advisor, the Equity 500 Index Portfolio Board or the Index LLC Board, as applicable, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index LLC Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index LLC Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.
     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.
     Reverse Repurchase Agreements — The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
     Resource Recovery Obligations — Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.
     Revenue Obligations — Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.
     Rights and Warrants — Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.
     Section 4(2) Securities — Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.
     The Board, the Master Trust Board, the Equity 500 Index Portfolio Board, the Index LLC Board, and the applicable sub-advisor will carefully monitor the Portfolios’ investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.
     Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations — Separately traded registered interest and principal securities or “STRIPS” and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio investing in STRIPs will take into account as income a portion of the difference between these obligations’ purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.
     Short Sales — In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager, BlackRock or a sub-advisor may sell a security a Portfolio does not own, or in an amount greater than the Portfolio owns (i.e., make short sales). With respect to the Index Portfolios, such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities’ weightings in the target index. Generally, to complete a short sale transaction, a Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed. If the price at the time of replacement is more than the price at which the security was sold by the Portfolio, the Portfolio will incur a loss. Conversely, the Portfolio will realize a gain if the price of the security decreases between selling short and replacement. Although the Portfolio’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Until the security is replaced, the Portfolio is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Portfolio replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.
     Swap Agreements — The Treasury Inflation Protected Securities Fund may invest in interest rate swap agreements to increase or decrease its exposure to interest rate changes. Considered a derivative, a swap agreement is a two-party contract entered into primarily by institutional investors for periods ranging from a few weeks to more than one year whereby the two parties agree to exchange payments based on changes in the value of a specified index, rate or other instrument. In an interest rate swap, one party agrees to exchange with another party its commitment to pay or receive interest. For example, a party may exchange floating rate interest payments for fixed rate interest payments with respect to a designated principal amount.
     Typically, the payment dates for both parties are the same, so the agreement will usually call for the two payments to be netted against each other, and the net amount only is paid to the party entitled to the higher amount. Therefore, the Fund’s rights/obligations with regard to such swap agreements will be limited to the net amount to be received/paid under the terms of the agreement.
     The Treasury Inflation Protected Securities Fund may also enter caps, floors and collars, which are particular variations on swap agreements. The purchaser of an interest rate cap agrees to pay a premium to the seller in return for the seller paying interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate exceeds a predetermined level. Conversely, the seller of an interest rate floor agrees to pay interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate falls below a predetermined level. A collar combines a cap and selling a floor, establishing a predetermined range of interest rates within which each party agrees to make payments.
     The use of swap agreements requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. If a sub-advisor to the Fund incorrectly forecasts interest rate changes, interest rate swaps based upon those expectations may result in losses for the Fund. The counterparty to a swap agreement may default on its obligations to the Fund. To mitigate this risk, the Fund will only enter swap agreements with counterparties considered by the Manager or applicable sub-advisor to be at minimum risk of default. In addition, swaps may be considered illiquid investments; see “Illiquid Securities” for a description of liquidity risk. The swaps market is relatively new and unregulated. The introduction of new regulation or other developments may affect the Fund’s ability to receive payments or complete its obligations under existing swap agreements.
     Synthetic Convertible Securities — The sub-advisor to the Enhanced Income Fund may create a “synthetic” convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to a true convertible security, the character of a synthetic convertible security allows the combination of components representing more than one issuer, when the investment advisor believes that such a combination would better promote the Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
     The Fund faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the Fund also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.
     The Fund may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.
     Tax, Revenue or Bond Anticipation Notes — Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.
     Terrorism Risks — Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolios’ operations.
     U.S. Government Securities — U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.
     U.S. Treasury Obligations — U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.
     Variable or Floating Rate Obligations — A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.
     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:
     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
     (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
     As used above, an obligation is “subject to a demand feature” when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days’ notice or at specified intervals not exceeding one year and upon no more than 30 days’ notice.
     Variable Rate Auction and Residual Interest Obligations — Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.
     When-Issued and Forward Commitment Transactions — These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. These transactions enable a Portfolio to “lock-in” what the Manager, BlackRock, SSgA FM, or the sub-advisor, as applicable, believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Portfolio may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.
     Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

APPENDIX A
PROXY VOTING POLICY AND PROCEDURES FOR THE TRUST AND MASTER TRUST
AMERICAN BEACON MASTER TRUST
AMERICAN BEACON FUNDS
AMERICAN BEACON MILEAGE FUNDS
AMERICAN BEACON SELECT FUNDS
PROXY VOTING POLICY AND PROCEDURES
Last Amended March 8, 2007
Preface
     Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Funds”). Therefore, these Proxy Voting Policy and Procedures (the “Policy”) have been adopted by the Funds.
     The Funds are managed by American Beacon Advisors, Inc. (the “Manager”). The Manager has retained a proxy voting consultant (the “Consultant”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the “Domestic Funds”), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the “Subadvisers”). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the “International Funds”) has been delegated by the International Funds’ Boards of Trustees to the subadvisers for those funds (“International Subadvisers”). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.
     For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, “shareholders”). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders’ interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.
Domestic Funds — Procedures
     1. Voting —The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.
          Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds’ shareholders and will propose changes to the Policy when appropriate.
     2. Conflicts of Interest - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds’ distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Manager will monitor the Fund’s holdings against the list of affiliated persons and will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

APPENDIX A
          a. Proxies for Affiliated Funds - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager’s interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees’ recommendations in the proxy statement.
          b. Business / Personal Connections of the Manager - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.
          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          c. Business / Personal Connections of the Subadvisers — Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser’s disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser’s disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser’s recommendation regarding the proxy proposal.
     3. Securities on Loan - The Consultant will notify the Manager before the record date about the occurrence of a future shareholder meeting. The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of voting such shares in accordance with the Policy, based on factors including the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to a Fund as a result of recalling the shares on loan.
Domestic Funds — Policies
     1. Routine Proposals - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:
          A. Location of annual meeting
          B. Employee stock purchase plan
          C. Appointment of auditors
          D. Corporate strategy
          E. Director indemnification and liability protection
          F. Reincorporation
     The Funds’ policy is to support management on these routine proposals.

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APPENDIX A
     2. Social, Political and Environmental Proposals - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management. Financial interests of the shareholders are the only consideration for proxy voting decisions.
     3. Shareholder Equality Proposals - Issues that do not discriminate against certain shareholders will be supported. Non-discriminatory proposals include:
          A. Anti-greenmail - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.
          B. Fair price provisions - Provisions that guarantee an equal price to all shareholders will be supported.
     4. Non-routine proposals - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders’ investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.
     Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board’s recommendations.
     Management’s record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.
     The following are specific issues that directly impact the financial interest of the shareholders.
          A. Board of Directors
               a. Uncontested elections - The Funds will support management’s slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.
               b. Contested elections - will be evaluated on a case-by-case basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.
               c. Independent compensation committee - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will support proposals for independent compensation committees.
               d. Independent nominating committee — The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO’s business judgment. Therefore, the Funds will support proposals for independent nominating committees.
               e. Classified boards - A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds’ policy is to support classified boards.
               f. Cumulative voting - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do not support cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director

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APPENDIX A
with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.
               g. Independent boards — The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders’ long-term interests. Board members who are independent are more likely to protect shareholders’ interests than company executives or other insiders. An “independent director” is defined as an individual who has had no personal or business relationship with management, as defined by the relevant exchange. While the Funds’ policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company’s long-term prospects. If the board is less than 75% independent, the Funds will withhold their vote for non-CEO board members that are not independent.
               h. Separate chairman, CEO positions - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders’ interests, evaluating the performance of the CEO, and is accountable to the shareholders.
               Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will support the company’s recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a case-by-case basis.
               i. Minimum director stock / fund ownership - proponents contend that a director’s interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.
               Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.
               The Funds will not support proposals for minimum director stock ownership.
               j. Majority vote to elect directors — Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals. Opponents argue that because of the “holdover” provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director. Proponents maintain that a resignation policy approach still leaves such a director technically “elected” and puts the onus on other board members to take action against one of their colleagues.
               The Funds will support proposals for a majority vote requirement to elect directors.
               k. Increase/decrease size of board — The board and management are in the best position to determine the structure for the board. If the board is independent, the Funds will support proposals to increase or decrease the size of the board if the board will be comprised of at least 5 but no more than 20 members. Outside of this range, the Funds will vote against a change in the size of a board of directors.
               l. Limit number of boards served — The board and management are in the best position to determine the structure for the board. The Funds will not support proposals to limit the number of boards a director may serve on.
               m. Term limits — Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings. The board should be free to identify the individuals who will best serve the shareholders. Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically

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APPENDIX A
limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.
               The Funds will not support proposals to institute term limits.
          B. Executive / Director compensation
               a. Incentive/Stock option plans (establish, amend, add) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management’s interests with shareholders toward a goal of increasing shareholder value, better returns usually result.
               Opponents contend that incentive/stock option plans may dilute the shareholders’ claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.
               If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally support these plans. However, the Funds will not support plans that permit:
•	Dilution in excess of the company’s peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

•	Repricing/replacing underwater options
               b. Discounted stock options - options that may be exercised at prices below the stock’s fair market value on the award date. Sometimes called non-qualified options, these options are granted “in-the-money” or immediately exercisable for a profit. The Funds do not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives’ interests with those of the shareholders.
               c. Exchange of underwater options - options with an exercise price higher than the market price are considered “underwater” and, needless to say, unattractive. The Funds do not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will support the exchange of underwater options that do not result in a financial gain to the participants.
               d. Cap or limit executive and director pay - The Funds will not support capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.
               e. Link pay to performance - Proponents contend that by linking pay to performance management’s interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will support proposals to link pay to performance.
               f. Golden parachute provisions - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.
               However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.
               Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company.

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APPENDIX A
Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will support golden parachute provisions.
               g. Expensing stock options - Proponents argue that expensing stock options would more accurately reflect the company’s earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.
               Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company’s financial statements.
               The Funds will support management’s recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.
               h. Executive incentive bonus plans — Section 162(m) of the Internal Revenue Code prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan. To maintain compliance, these performance-based plans require shareholder approval every five years.
               Cash bonus plans can be an important part of an executive’s overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company’s stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company’s corporate tax obligation.
               Generally, the Funds will support these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.
               i. Supplemental executive retirement plans (SERPs) — Supplemental executive retirement plans (SERPs) are provide supplemental retirement benefits for executives in excess of IRS compensation limitations. SERPs are unfunded plans and payable out of the company’s general assets. The ability of a company to offer a SERP could affect the company’s ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers.
               Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.
               Generally, the Funds will support SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.
          C. RIC Contracts and Policies
               a. Investment Advisory Contracts — All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds’ shareholders.
               b. Distribution Plans — All proposals pertaining to a RIC’s distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

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APPENDIX A
               c. Fundamental Objectives / Policies — All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.
          D. Confidential voting — The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will not support confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.
          E. Supermajority-voting provisions — Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.
          Opponents contend that supermajority-voting provisions detract from a simple majority’s power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.
          The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.
          F. Anti-takeover proposals — Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board’s role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.
               a. Poison pills (Shareholder rights plans) - protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.
               b. Preemptive rights - enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will support preemptive rights.
               c. Fair pricing provisions - require that if offers are not approved by the board, the bidder must pay the same “fair” price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent “two-tiered” offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will support fair pricing provisions.
               d. Dual class voting provisions - create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will not support dual class voting provisions.                                                                           G. Stock related proposals
               a. Increase authorized common/preferred stock - A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for “general corporate purposes.” However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

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APPENDIX A
               If the board is independent, the Funds will support increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, the Funds will not support increases in common/preferred stock.
               b. Targeted share placements - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.
               Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder’s proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.
               All situations regarding targeted share placements will be reviewed on a case-by-case basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.
          H. Mergers, Acquisitions, Restructurings - These transactions involve fundamental changes in the structure and allocation of a company’s assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.
          All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.
     5. Other Business — The Funds will support management with respect to “Other Business.”
     6. Adjourn Meeting — The Funds will support management with respect to proposals to adjourn the shareholder meeting.
All other issues will be decided on a case-by-case basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.
Issues requiring analysis on a case-by-case basis will be voted according to the Consultant’s recommendation when the Funds own less than 1% of the company’s outstanding shares and less than $3 million of the company’s market capitalization.
International Funds — Procedures
     1. Voting — The International Funds’ Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers’ policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.
     2. Conflicts of Interest - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.
          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board

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APPENDIX A
of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.
All Funds — Other Procedures
     1. Recordkeeping — Records of all votes will be maintained by a) the Consultant for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes for the Domestic Funds will be maintained by the Manager and the Consultant. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.
     2. Disclosure — The Manager, in conjunction with the Consultant, will compile the Funds’ proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund’s Statement of Additional Information (“SAI”). In each Fund’s annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds’ website (if applicable), and c) on the SEC’s website in the SAI. The SAI and shareholder reports will also disclose that the Funds’ proxy voting record is available by toll-free telephone request (or on the Funds’ website) and on the SEC’s website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.
     3. Board Oversight - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

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APPENDIX B
PROXY VOTING POLICIES – INTERNATIONAL EQUITY AND EMERGING MARKETS FUND SUB-ADVISORS
Causeway Capital Management LLC
Summary of Proxy Voting Policies and Procedures
     Causeway votes proxies solely in the best interests of the client in accordance with its Proxy Voting Policies and Procedures. Causeway votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally opposes cumulative voting and votes against anti-takeover mechanisms and attempts to classify boards of directors. Causeway votes other matters — including equity-based compensation plans — on a case-by-case basis.
     Causeway’s interests may conflict with the client on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s Chief Operating Officer in consultation with the General Counsel decides if a vote involves a material conflict of interest. If so, Causeway will either (i) obtain instructions or consent from the client on voting, (ii) vote in accordance with a “for” or “against” or “with management” guideline if one applies, or (iii) if no such guideline applies, will follow the recommendation of a third party proxy voting consultant unaffiliated with Causeway, such as Institutional Shareholder Services.
     Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, a client’s non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
Lazard Asset Management LLC
Summary of Proxy Voting Policies
A. Introduction
     As a fiduciary, Lazard Asset Management LLC (“Lazard”) is obligated to vote proxies in the best interests of its clients. Lazard has adopted a written policy (the “Policy”) that is designed to ensure that it satisfies its fiduciary obligation. Lazard has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interest, and within the framework of that Policy.
     Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, Lazard’s policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, Lazard must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.
B. Administration and Implementation of Proxy Voting Process
     Lazard’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee consisting of senior Lazard officers. To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

APPENDIX B
     Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the “Approved Guidelines”). These Approved Guidelines provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. Lazard believes that its portfolio managers and global research analysts with knowledge of the company (“Portfolio Management”) are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management’s recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee’s final determination. The Manager of ProxyOps may also consult with Lazard’s Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.
C. Types of Proposals
     Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Lazard’s Proxy Committee has developed Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted and an Approved Guideline will be adopted if appropriate.
D. Conflicts of Interest
     Lazard’s Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard defers to the recommendation provided by an independent source, Institutional Shareholder Services (“ISS”). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS’s thorough analysis and recommendation designed to further long-term shareholder value. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a third independent source is not available, Lazard will follow the recommendation of ISS’s Proxy Advisor Service.
The Bank of New York Mellon Corporation (parent company of The Boston Company Asset Management, LLC)
Summary of Proxy Voting Policy and Procedures
     Adviser, through its participation on BNY Mellon’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Adviser seeks to act solely in the best financial and economic interest of the applicable client. Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Adviser generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Adviser will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Adviser will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.
     Adviser recognizes its duty to vote proxies in the best interests of its clients. Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

APPENDIX B
     All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.
     In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.
     Adviser will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, Adviser will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.
     Morgan Stanley Investment Management Inc.
     Proxy Voting Policy And Procedures
     I. POLICY STATEMENT
Introduction — Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
Proxy Research Services - Institutional Shareholder Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

APPENDIX B
Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.
II. GENERAL PROXY VOTING GUIDELINES
To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.
We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.
A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:
•	Approval of financial statements and auditor reports.

•	General updating/corrective amendments to the charter.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We may oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.
B. Board of Directors
1.	Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:
a.	We withhold or vote against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director’s consulting arrangements with the company, or material business relationships between the director’s employer and the company, also impair independence. Market standards

APPENDIX B
notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committees.

c.	We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.

e.	We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

f.	We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.
2.	Board independence: We generally support proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.	Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

6.	Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

7.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

8.	Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

9.	Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

APPENDIX B
C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.
D. Changes in legal and capital structure. We generally vote in favor of management proposals for technical and administrative changes to a company’s charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.
1.	We generally support the following:
•	Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.

•	Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

•	Proposals to authorize share repurchase plans.

•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Proposals to effect stock splits.

•	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Proposals for higher dividend payouts.
2.	We generally oppose the following (notwithstanding management support):
•	Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•	Proposals to create “blank check” preferred stock.

•	Proposals relating to changes in capitalization by 100% or more.
E. Takeover Defenses and Shareholder Rights
1.	Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).
2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

APPENDIX B
3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.
F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.
G. Executive and Director Remuneration.
1.	We generally support the following proposals:
•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.

4.	Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations generally will not be supported.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally

APPENDIX B
oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.
I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.
III. ADMINISTRATION OF POLICY
The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the “Corporate Governance Team”). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.
The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.
The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.
A. Committee Procedures
The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).
The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.
Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable.  Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ.  Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available.  If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.
B. Material Conflicts of Interest
In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).
The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment

APPENDIX B
Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.
C. Identification of Material Conflicts of Interest
A potential material conflict of interest could exist in the following situations, among others:
1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).
If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:
1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.
2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.
3.	If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.
D. Proxy Voting Reporting
The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.
The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.
MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.
MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX B
APPENDIX A
The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).
Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:
1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.
APPENDIX B
The following procedures apply to the portion of the Van Kampen Dynamic Credit Opportunities Fund (“VK Fund”) sub advised by Avenue Europe International Management, L.P. (“Avenue”). (The portion of the VK Fund managed solely by Van Kampen Asset Management will continue to be subject to MSIM’s Policy.)
1.	Generally: With respect to Avenue’s portion of the VK Fund, the Board of Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser’s involvement in the voting process of Avenue’s portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue’s portion of the Fund.

2.	Voting Guidelines: All proxies, with respect to Avenue’s portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM’s Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board’s authority.

3.	Administration: The VK Board or its subcommittee will meet on an ad hoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a

APPENDIX B
summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.
Templeton Investment Counsel, LLC
Proxy Voting Policies & Procedures
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Investment Counsel, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.	The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

[1]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[2]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation

APPENDIX B

4.	An Access Person[3] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

5.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[4] of such director or trustee, also serves as an officer or director of the issuer; or

6.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[4]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

APPENDIX B
contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The

APPENDIX B
Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and

APPENDIX B
other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The

APPENDIX B

Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

9.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

10.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

11.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

12.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

14.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

APPENDIX B

15.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

APPENDIX C
PROXY VOTING POLICIES AND PROCEDURES – INDEX PORTFOLIOS
Quantitative Master Series LLC (“Index LLC”)
The Index LLC’s Board of Directors has delegated to the Index LLC investment adviser authority to vote all proxies relating to the Index LLC’s portfolio securities. The Index LLC investment adviser has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Index LLC’s portfolios. Pursuant to these Proxy Voting Procedures, the Index LLC investment adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Index LLC portfolio and its shareholders, and to act in a manner that the Index LLC investment adviser believes is most likely to enhance the economic value of the securities held by the Index LLC portfolio. The Proxy Voting Procedures are designed to ensure that the Index LLC investment adviser considers the interests of its clients, including the Index LLC portfolios, and not the interests of Index LLC investment adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Index LLC investment adviser’s interest and those of the Index LLC investment adviser’s clients are properly addressed and resolved.
In order to implement the Proxy Voting Procedures, the Index LLC investment adviser has formed a Proxy Voting Committee (the “Committee”). The Committee, a subcommittee of the BlackRock’s Equity Investment Policy Oversight Committee (“EIPOC”), is comprised of a senior member of the BlackRock’s equity management group who is also a member of EIPOC, one or more other senior investment professionals appointed by EIPOC, portfolio managers and investment analysts appointed by EIPOC and any other personnel EIPOC deems appropriate The Committee will also include two non-voting representatives from the Index LLC investment adviser’s Legal department appointed by the Index LLC investment adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Index LLC investment adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Index LLC investment adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Index LLC investment adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including an Index LLC portfolio, that have delegated proxy voting authority to the Index LLC investment adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Index LLC investment adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.
The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Index LLC investment adviser believes that certain proxy voting issues require investment analysis – such as approval of mergers and other significant corporate transactions – akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Index LLC investment adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for the Index LLC portfolio (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Index LLC investment adviser will generally seek to vote proxies over which the Index LLC investment adviser exercises voting authority in a uniform manner for all the Index LLC investment adviser’s clients, the Committee, in conjunction with an Index LLC portfolio’s portfolio manager, may determine that the Index LLC portfolio’s specific circumstances require that its proxies be voted differently.
To assist the portfolio investment adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the portfolio investment adviser by ISS include in-depth research, voting recommendations (although the Index LLC investment adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Index LLC portfolio in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

APPENDIX C
The Index LLC investment adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Index LLC investment adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Index LLC investment adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of an Index LLC portfolio.
From time to time, the Index LLC investment adviser may be required to vote proxies in respect of an issuer where an affiliate of the Index LLC investment adviser (each, an “Affiliate”), or a money management or other client of the Index LLC investment adviser (each, a “Client”) is involved. The Proxy Voting Procedures and the Index LLC investment adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Index LLC investment adviser’s clients.
In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by EIPOC (with advice from the Secretary of the Committee), consisting solely of Committee members selected by EIPOC. EIPOC shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Index LLC investment adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Index LLC investment adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Index LLC investment adviser’s normal voting guidelines or, on matters where the Index LLC investment adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Index LLC investment adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Index LLC investment adviser’s fiduciary duties.
In addition to the general principles outlined above, the Index LLC investment adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Index LLC investment adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in an Index LLC portfolio’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.
The Index LLC investment adviser has adopted specific voting guidelines with respect to the following proxy issues:
•	Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

•	Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may

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look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

•	Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

•	Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

•	Routine proposals related to requests regarding the formalities of corporate meetings.

•	Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

•	Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
Information about how the Index LLC voted proxies relating to securities held in the Index LLC’s portfolio during the most recent 12-month period ended June 30 is available without charge (1) at www.BlackRock.com and (2) on the Commission’s web site at http://www.sec.gov.
State Street Master Funds
State Street Institutional Investment Trust
Proxy Voting Policy and Procedures
Introduction
SSgA Funds Management, Inc. (“FM”) seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio’s holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).
Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:
1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

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4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.
Process
The SSgA FM Manager of Corporate Governance is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.
In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Governance is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.
All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.
However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.
In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios’ holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.
FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. SSgA votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.
Voting
For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.
Management Proposals
I.	Generally, SSgA votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.
•	Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA based on the particular facts and circumstances) number of other boards(other than those affiliated with the issuers)

•	Approval of auditors

•	Directors’ and auditors’ compensation

•	Directors’ liability and indemnification

•	Discharge of board members and auditors

•	Financial statements and allocation of income

•	Dividend payouts that are greater than or equal to country and industry standards

•	Authorization of share repurchase programs

•	General updating of or corrective amendments to charter

•	Change in Corporation Name

•	Elimination of cumulative voting

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II.	Generally, SSgA votes in support of management on the following items, which have potentially substantial financial or best-interest impact:
•	Capitalization changes which eliminate other classes of stock and voting rights

•	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

•	Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific — ranging from 5% to 20%) of the outstanding shares

•	Elimination of “poison pill” rights

•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•	Stock option plans which are incentive based and not excessive

•	Other stock-based plans which are appropriately structured

•	Reductions in super-majority vote requirements

•	Adoption of anti-“greenmail” provisions
III.	Generally, SSgA votes against management on the following items, which have potentially substantial financial or best interest impact:
•	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders

•	Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Elimination of Shareholders’ Right to Call Special Meetings

•	Establishment of classified boards of directors

•	Reincorporation in a state which has more stringent anti-takeover and related provisions

•	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

•	Excessive compensation

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

•	Adjournment of Meeting to Solicit Additional Votes

•	“Other business as properly comes before the meeting” proposals which extend °blank check” powers to those acting as proxy

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.
IV.	SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA generally votes as follows:
•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

•	Against offers when there are prospects for an enhanced bid or other bidders

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value
Shareholder Proposals
Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. SSgA believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.
I.	Generally, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:
•	Requirements that auditors attend the annual meeting of shareholders

•	The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues

•	Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

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•	Mandates that amendments to bylaws or charters have shareholder approval

•	Mandates that shareholder-rights plans be put to a vote or repealed

•	Establishment of confidential voting

•	Expansions to reporting of financial or compensation-related information, within reason

•	Repeals of various anti-takeover related provisions

•	Reduction or elimination of super-majority vote requirements

•	Repeals or prohibitions of “greenmail” provisions

•	‘Opting-out” of business combination provisions

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

•	Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

•	Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

•	Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•	Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee
II.	SSgA votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:
•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•	Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

•	Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

•	Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model

•	Proposal asking companies to adopt full tenure holding periods for their executives

•	Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee
Shareholder Activism
We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.
Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.
In addition, FM monitors “target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA’s Investment Committee.
As an active shareholder, FM’s role is to ensure that corporate policies serve the best interests of the corporation’s investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

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Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.
Potential Conflicts
As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.
As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.
When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM’s pre-determined policy would eliminate FM’s discretion on the particular issue and hence avoid the conflict.
In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.
Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not FM’s, best interests.
Recordkeeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1)	FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
Disclosure of Client Voting Information
Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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STATEMENT OF ADDITIONAL INFORMATION
March 1, 2008

AMERICAN BEACON FUNDSSM	AMERICAN BEACON MILEAGE FUNDSSM
(formerly known as American AAdvantage Funds)	(formerly known as American AAdvantage Mileage Funds)

Cash Management Class	Mileage Class®
Money Market Fund	Money Market Mileage Fund
U.S. Government Money Market Fund

(each individually, a “Fund” and collectively, the “Funds”)
     This Statement of Additional Information (“SAI”) should be read in conjunction with a Cash Management Class or a Mileage Class prospectus dated March 1, 2008 (individually, a “Prospectus”), copies of which may be obtained without charge by calling (800) 388-3344 for a Cash Management or a Mileage Class Prospectus or by visiting www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.
     The American Beacon Money Market Funds’ and the American Beacon Money Market Mileage Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2007 and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. To request an Annual Report, free of charge, please call (800) 388-3344.

Organization and History of the Funds	1
Non-Principal Investment Strategies and Risks	2
Investment Restrictions	3
Disclosure of Portfolio Holdings	4
Trustees and Officers of the Trusts and the Master Trust	5
Code of Ethics	9
Proxy Voting Policies	9
Control Persons and 5% Shareholders	10
Management, Administrative and Distribution Services	11
Other Service Providers	13
Portfolio Securities Transactions	13
Redemptions in Kind	13
Net Asset Value	13
Tax Information	13
Description of the Trusts	15
Financial Statements	15
Other Information	15
Appendix A: Proxy Voting Policy and Procedures for the Trusts	A-1
ORGANIZATION AND HISTORY OF THE FUNDS
     Each Fund is a separate investment portfolio of either the American Beacon Funds (the “Beacon Trust”) or the American Beacon Mileage Funds (the “Mileage Trust”). The Beacon Trust and the Mileage Trust (collectively the “Trusts”) are no-load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund constitutes a separate investment portfolio with a distinct purpose and strategy. A Fund may consist of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates only to the Cash Management Class of the Beacon Trust and the Mileage Class of the Mileage Trust.
     Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a “Portfolio” and, collectively, the “Portfolios”) of the American Beacon Master Trust (the “Master Trust”), a separate investment company managed by American Beacon Advisors, Inc. (the “Manager”).
     Effective March 1, 2005, the names of the Funds, the Beacon Trust, the Mileage Trust, the Master Trust, and the Manager changed. The former and current names of each are listed below.

Name Prior to March 1, 2005	Name as of March 1, 2005
American AAdvantage Money Market Fund	American Beacon Money Market Fund
American AAdvantage U.S. Government Money Market Fund	American Beacon U.S. Government Money Market Fund
American AAdvantage Money Market Mileage Fund	American Beacon Money Market Mileage Fund
American AAdvantage Funds	American Beacon Funds
American AAdvantage Mileage Funds	American Beacon Mileage Funds
AMR Investment Services Trust	American Beacon Master Trust
AMR Investment Services, Inc.	American Beacon Advisors, Inc.
NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS
Each Fund may:
1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.
2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or exemptive relief granted by the Securities and Exchange Commission (“SEC”).
3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.
4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.
5. Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), and resold to

2

qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees (“Master Trust Board”), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.
INVESTMENT RESTRICTIONS
     Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:
Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.
     All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the Master Trust Board, it applies equally to each Fund and the Beacon Trust’s Board of Trustees (“Beacon Board”) and the Mileage Trust’s Board of Trustees (“Mileage Board”), as applicable.
     In addition to the investment objectives noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders’ meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund’s votes representing that Fund’s shareholders not voting will be voted by the Beacon Board and the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.
No Portfolio of the Master Trust may:
1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.
2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).
3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.
4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Portfolio’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.
5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.
6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts,

3

forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.
7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio’s total assets.
8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.
The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).
     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.
     The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:
1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or
2. Purchase securities on margin or effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).
     All Funds and Portfolios of the Master Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, each Money Market Fund or the Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the U.S. Government Money Market Portfolio and each U.S. Government Money Market Fund or the U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio. A Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Portfolios publicly disclose portfolio holdings information as follows:
1.	a complete list of holdings for each Portfolio on an annual and semi-annual basis in the reports to shareholders and in publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

2.	a complete list of holdings for each Portfolio as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.	a complete list of holdings for each Portfolio as of the end of each month on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and

4.	ten largest holdings for each Portfolio as of the end of each calendar quarter on the Funds’ website (www.americanbeaconfunds.com) and in sales materials approximately thirty days after the end of the calendar quarter.
     Occasionally, certain interested parties — including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others — may request portfolio holdings information that has not yet been publicly disclosed by the Portfolios. The Funds and Portfolios have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of nonpublic holdings information for the Portfolios does not pose a significant risk of harm to Fund shareholders. Because of the nature

4

of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Portfolios, the Funds and their shareholders. Therefore, selective disclosure of holdings information for the Portfolios is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of Portfolio holdings would not be in the best interests of Fund shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Portfolios under certain circumstances.
Third Party Service Providers. The Portfolios have ongoing arrangements with a variety of third party service providers that require access to Portfolio holdings to provide services necessary to the Portfolios’ and Funds’ operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The Portfolios have determined that selective and complete disclosure of holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: custodian and sub-custodian banks, auditors, securities lending agents, pricing services, consultants, financial intermediaries, the distributor and Fund counsel. The service providers have a duty to keep the Portfolios’ nonpublic information confidential either through written contractual arrangements with the Portfolios, the Funds or the Manager or by the nature of their role with respect to the Portfolios and Funds.
     Certain third parties are provided with non-public information on particular holdings (not a complete list). These third parties include: broker-dealers, borrowers of the Funds’ portfolio securities, and issuers (or their agents). Broker-dealers utilized by the Funds and Portfolios in the process of purchasing and selling portfolio securities receive limited holdings information on a current basis with no lag. Potential borrowers of the Funds’ securities receive information pertaining to the Funds’ securities available for loan. Such information is provided on a current basis with no lag. From time to time, an issuer (or its agent) may contact the Funds and Portfolios requesting confirmation of ownership of the issuer’s securities. Such holdings information is provided to the issuer (or its agent) as of the date requested. The Funds and Portfolios do not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information. However, the Funds and Portfolios would not continue to utilize a third party that the Manager determined to have misused non-public holdings information.
Rating and Ranking Organizations. The Portfolios have ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Funds. The Portfolios have determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Portfolios have arrangements with the following rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Bloomberg	Morningstar
Lipper/Reuters	Standard & Poor’s Ratings Services
Moody’s Investors Service	Thomson Financial Research
     The rating and ranking organizations receiving holdings information prior to disclosure on the Funds’ website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Portfolios withhold disclosure of holdings information until the day following disclosure on the Funds’ website.
TRUSTEES AND OFFICERS OF THE TRUSTS AND THE MASTER TRUST
     The Beacon Board, the Mileage Board and the Master Trust Board provide broad supervision over each Trust’s affairs. The Manager is responsible for the management and the administration of each Trust’s assets, and each Trust’s officers are responsible for the respective Trust’s operations. The Trustees and officers of the Trusts and the Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-three funds in the fund complex that includes the Master Trust, the Beacon Trust, the Mileage Trust, and the American Beacon Select Funds.

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Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES
Term
Lifetime of Trust until removal, resignation or retirement*

Douglas G. Herring** (50)	Trustee since 2006 President since 2007 Executive Vice President from 2006 to 2007	President (2006-Present) and CEO (2008-Present), American Beacon Advisors, Inc.; Vice President and Controller, American Airlines, Inc. (1998-2006); Chairman (2003-Present) and Director (1995-Present), American Airlines Federal Credit Union; Trustee, American Beacon Select Funds (2006-Present); Director, American Beacon Global Funds SPC (2006-Present); Director, American Beacon Global Funds plc (2007-Present).

William F. Quinn** (60)	Trustee of Beacon Trust since 1987 and Master and Mileage Trusts since 1995 Executive Vice President since 2007 President from 1987 to 2007	Chairman (2006-Present), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-Present); Director, Crescent Real Estate Equities, Inc. (1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member, New York Stock Exchange Pension Manager Committee (1997-1998, 2000-2002, 2006-Present); Chairman (2007-Present) and Vice Chairman (2004-2007) Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee, American Beacon Select Funds (1999-Present); Trustee, Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Alan D. Feld** (71)	Trustee since 1996	Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, The University of Texas M.D. Anderson Cancer Center; Member, Board of Visitors, Zale Lipshy Hospital; Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
Term
Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (63)	Trustee since 2004	Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); Board Member, Baylor University Medical Center Foundation (1992-2004); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline (47)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (64)	Trustee since 2004	Senior Vice President and General Counsel, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American Beacon Select Funds (2004-Present.

Stephen D. O’Sullivan (72)	Trustee of Beacon Trust since 1987 and Master and Mileage Trusts since 1995	Consultant (1994-Present); Trustee, American Beacon Select Funds (1999-Present).

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Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONTINUED)
R. Gerald Turner (62) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas 75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Select Funds (2001-Present).

Kneeland Youngblood (52) 100 Crescent Court Suite 1740 Dallas, Texas 75201	Trustee since 1996 Chairman since 2005	Managing Partner, Pharos Capital Group, LLC (a private equity firm) (1998-Present); Director, Energy Future Holdings Corp. (2007-Present); Director, Burger King Corporation (2004-Present); Director, Gap Inc. (2006-Present); Trustee, City of Dallas, Texas Employee Retirement Fund (2004-Present); Director, Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign Relations (1995-Present); Trustee, St. Mark’s School of Texas (2002-Present); Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-Present).

OFFICERS
Term
One Year
Rosemary K. Behan (49)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Enforcement Attorney (2002-2004) and Branch Chief (2000-2002), Securities and Exchange Commission.

Brian E. Brett (47)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Wyatt Crumpler (41)	VP since 2007	Vice President, Trust Investments, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting (2004-2007), Director of IT Strategy and Finance (2002-2004), American Airlines, Inc.

Michael W. Fields (54)	VP since 1989	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Rebecca L. Harris (41)	Treasurer since 1995	Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (36)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O’Sullivan.

**	Messrs. Herring, Quinn and Feld and are deemed to be “interested persons” of the Beacon Trust, Mileage Trust and Master Trust, as defined by the 1940 Act. Mr. Herring is President and CEO of the Manager. Mr. Quinn is Chairman of the Manager. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Master and Beacon Trusts’ sub-advisors.

     The Trusts have an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline, Mr. O’Sullivan and Mr. Herring. Mr. Youngblood, as Chairman of the Trusts, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are “interested persons” of the Trusts, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts’ Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trusts and the Funds and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trusts’ financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trusts’ independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trusts’ independent auditors; (d) to oversee the Trusts’ compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trusts’ compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trusts’ Chief

7

Compliance Officer in connection with his or her implementation of the Trusts’ Compliance Program. The Audit and Compliance Committee met four times during the fiscal year ended December 31, 2007.
     The Trusts have a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld, Turner, Herring and Quinn. Mr. Youngblood, as Chairman of the Trusts, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met three times during the fiscal year ended December 31, 2007.
     The Trusts have an Investment Committee that is comprised of Messrs. Bogart, Massman and Quinn. Mr. Youngblood, as Chairman of the Trusts, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met four times during the fiscal year ended December 31, 2007.
     The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) the Trusts as a whole, and all registered investment companies overseen by the Trustees within the same family of investment companies as of the calendar year ended December 31, 2007.

INTERESTED
	Herring	Quinn	Feld
Money Market	None	None	None
U.S. Gov’t Money Market	None	None	Over $100,000
Beacon Trust on an Aggregate Basis	Over $100,000	Over $100,000	Over $100,000
Money Market Mileage	None	Over $100,000	None
Mileage Trust on an Aggregate Basis	None	Over $100,000	None
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000	Over $100,000	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	O’Sullivan	Turner	Youngblood
Money Market	Over $100,000	None	None	None	None	None
U.S. Gov’t Money Market	None	None	None	None	None	None
Beacon Trust on an Aggregate Basis	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	$1 - $10,000
Money Market Mileage	None	None	None	None	None	None
Mileage Trust on an Aggregate Basis	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	$1-$10,000
     As compensation for their service to the Trusts, the American Beacon Select Funds (the “Select Funds”) and the Master Trust, Mr. Feld and the non-interested Trustees (other than Mr. O’Sullivan) receive:
•	free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee’s spouse);

•	reimbursement equal to the income tax on the value of the free air travel;

•	cash payment for the amount that a Trustee’s annual flight service charges and income tax

8

reimbursements are below $40,000 (effective January 1, 2006);

•	$1,000 for each Board meeting attended (effective January 1, 2005); and

•	$1,000 for each Committee meeting attended (effective January 1, 2005).
Mr. O’Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to January 1, 2006, Mr. O’Sullivan received an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Effective January 1, 2006, Mr. O’Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and $1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended December 31, 2007. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

			Pension or	Total Compensation
			Retirement Benefits	From the Trusts,
	Aggregate	Aggregate	Accrued as Part of	Select Funds and
	Compensation From	Compensation From	the Trusts’	Master Trust (23
Name of Trustee	the Beacon Trust	the Mileage Trust	Expenses	Funds)
INTERESTED TRUSTEES
Douglas G. Herring	$0	$0	$0	$0
William F. Quinn	$0	$0	$0	$0
Alan D. Feld	$25,921	$38	$0	$49,244

NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$25,105	$37	$0	$47,693
Brenda A. Cline	$27,118	$40	$0	$51,519
Richard A. Massman	$26,591	$39	$0	$50,517
Stephen D. O’Sullivan	$25,266	$37	$0	$48,000
R. Gerald Turner	$26,475	$39	$0	$50,297
Kneeland Youngblood	$33,621	$49	$0	$63,873

The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. Alternatively, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson retired from the Trusts effective February 28, 2002 and currently serves as Trustee Emeritus to the Trusts. During the fiscal year ended December 31, 2007, Mr. Fortson did not utilize flight benefits and so no Trust compensation is reported.
     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.
CODE OF ETHICS
     The Manager and the Trusts have each adopted a Code of Ethics (“Code”) under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.
PROXY VOTING POLICIES
     From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the “Policy”) that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy

9

includes procedures to address potential conflicts of interest between the Funds’ shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. Each Fund’s proxy voting record for annual periods ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC’s website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.
CONTROL PERSONS AND 5% SHAREHOLDERS
     Set forth below are the entities or persons that own more than 5% of the outstanding shares of a Fund or Class as of January 31, 2008, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of a Fund may be deemed to control that Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. The Trustees and officers of the Trusts, as a group, own 5.31% of the fund shares outstanding for the Money Market Fund (Mileage Class) and 65.24% of the fund shares outstanding for the U.S. Government Money Market Fund (Cash Management Class). All Trustees and officers, as a group, own less than 1% of all other classes of each funds shares outstanding.

Money Market Fund	Total Fund		Cash Mgmt. Class
SEI Trust Company *			7	%*
1 Freedom Valley Dr. Oaks, PA 19456
Goldman Sachs Global Cash Services*	18	%*	65	%*
71 South Wacker Drive, Suite 500 Chicago, IL 60606-4673
Custodial Trust Company*			5	%*
101 Carnegie Center Princeton, NJ 08540-6231
Union Bank TR Nominee*	11	%*
P.O. Box 85484 San Diego, CA 92186-5484
Brown Brothers Harriman & Co.*	54	%*
140 Broadway New York, NY 10005-1108

*	Denotes record owner of Fund shares only

Money Market Mileage Fund	Total Fund	Mileage Class
William F. Quinn &	5%	5%
Doreen J. Quinn 1108 Loch Lomond Ct. Arlington, TX 76012-2726
Steven D. Blecher	5%	5%
19 Horseguard Lane Scarsdale, NY 10583-2310
Coleman M. Brandt &	7%	7%
Grace L. Brandt 240 Riverside Blvd., Apt. 12A New York, NY 10069-1030
See More Light Trust/DBPP	5%	5%
P. O. Box 4383 Scottsdale, AZ 85261-4383

U.S. Government Money Market Fund	Total Fund	Cash Mgmt. Class
Maril & Co. FBO INTRUST Bank NA	31%	35%
11270 W. Park Place, Suite 400 Milwaukee, WI 53224-3638
Muir & Co.	8%
c/o Frost National Bank P.O. Box 2479 San Antonio, TX 78298-2479
RBC Dain Rauscher FBO	34%	37%
Anne S. Feld

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U.S. Government Money Market Fund	Total Fund	Cash Mgmt. Class
4235 Bordeaux Dallas, TX 75205-3717
RBC Dain Rauscher FBO	10%	11%
Alan D. Feld c/o Akin, Gump, Hauer & Feld 1700 Pacific Ave., Suite 4100 Dallas, TX 75201-4624
RBC Dain Rauscher Custodian	11%	13%
Alan D. Feld IRA 1700 Pacific Ave., Suite 4100 Dallas, TX 75201-4624

MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES
     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts’ operations. This includes:
•	complying with reporting requirements;

•	corresponding with shareholders;

•	maintaining internal bookkeeping, accounting and auditing services and records; and

•	supervising the provision of services to the Trusts by third parties.
     Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds’ existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisors to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisors; and any extraordinary expenses of a nonrecurring nature.
     As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2005, 2006 and 2007 were approximately $7,087,000, $10,908,000 and $15,926,000. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.
     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the last three fiscal years were approximately as follows. These amounts include payments by funds and classes of the Beacon Trust not included in this SAI.

	Fiscal Years Ended December 31,
	2005	2006	2007
Beacon Trust	$926,000	$885,000	$1,483,000
Mileage Trust	$2,977,000	$2,674,000	$978,000

     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Trust Fund for distribution-related services, including costs of advertising and American Airlines® AAdvantage® travel award program miles (“AAdvantage Miles”)1. The Manager will receive these fees regardless of the amount of the Manager’s actual expenses related to distribution efforts on behalf of the Mileage Trust Funds. Thus, the Manager

1   American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

11

may realize a profit or a loss based upon its actual distribution-related expenditures for the Mileage Trust Funds. The Manager anticipates that the distribution plan will benefit shareholders by providing the means for shareholders to receive AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2005, 2006, and 2007 were approximately $1,170,000, $1,071,000 and $434,000, respectively. During the fiscal years ended December 31, 2005, 2006 and 2007, the Manager waived distribution fees in the amount of approximately $51,600, $59,900 and $16,702, respectively.
     The Cash Management Class has adopted an Administrative Services Plan (the “Plan”). The Plan provides that each Fund’s Cash Management Class will pay 0.07% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Cash Management Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund’s “Other Expenses” in the Table of Fees and Expenses in the Cash Management Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plan. The primary expenses expected to be incurred under the Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.
     The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.
     Foreside Fund Services, LLC, located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds’ shares and, as such, receives a fee from the Manager for distributing shares of the Beacon and Mileage Trusts and the Select Funds.
          The Manager may pay additional compensation and/or provide incentives (out of its own resources and not as an expense of the Funds) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”). The amount of these revenue sharing payments is determined at the discretion of the Manager from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.
          Such revenue sharing payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation: advertising and marketing campaigns for the Funds; granting personnel of the Manager reasonable access to a Financial Intermediary’s personnel responsible for recommending the Funds; allowing the Manager’s personnel to attend conferences; periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; and explaining to clients the features and characteristics of the Funds. In addition, the Manager may provide financial assistance to Financial Intermediaries by sponsoring conferences. The Manager may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.
          Receipt of, or the prospect of receiving, this additional compensation may influence a Financial Intermediary’s recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of a Fund.
          In addition to the compensation described above, the Manager may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Manager may differ depending on the Fund. Because some subaccounting fees are directly related to the number of accounts and assets for

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which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.
          The Manager is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Manager benefits from the incremental management and other fees paid to the Manager by the Funds with respect to those assets.
OTHER SERVICE PROVIDERS
     The transfer agent for the Trust is State Street Bank and Trust Company (“State Street”), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. The independent registered public accounting firm for the Funds and the Master Trust is Ernst & Young LLP, located in Dallas, Texas.
PORTFOLIO SECURITIES TRANSACTIONS
     In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio’s net asset value), and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.
REDEMPTIONS IN KIND
     Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund’s corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.
NET ASSET VALUE
     It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund’s corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds’ corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Master Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two nationally recognized statistical rating organizations (“Rating Organizations”), such as “P-1” by Moody’s Investors Service, Inc. (“Moody’s”) and “F-1” by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as “A-2” by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and “P-2” by Moody’s. See “Ratings of Municipal Obligations” and “Ratings of Short-Term Obligations” for further information concerning ratings.
TAX INFORMATION
Taxation of the Funds
     To continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

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°	Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or certain other income derived with respect to its business of investing in such stock, securities or currencies, and (2) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”);

°	Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”); and

°	Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss) and net tax-exempt interest (“Distribution Requirement”).

     Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio’s assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as taxable dividends to the extent of the Fund’s earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be taxable at the rate for net capital gain (a maximum of 15% through 2010). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
     Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
Taxation of the Portfolios
     Each Portfolio is classified as a separate partnership for federal tax purposes that is not a “publicly traded partnership” treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio’s income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.
     Because each Fund is deemed to own a proportionate share of its corresponding Portfolio’s assets and to earn a proportionate share of its corresponding Portfolio’s income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.
     Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund’s recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund’s basis in its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund’s entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund’s basis in its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund’s share of the Portfolio’s net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund’s share of the Portfolio’s losses.
Taxation of the Funds’ Shareholders
     Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by

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those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and (except for “exempt-interest dividends,” as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.
     If Fund shares are sold or exchanged at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.
          Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income plus 50% of their benefits exceeds certain base amounts.
          The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.
DESCRIPTION OF THE TRUSTS
     The Beacon Trust, organized on January 16, 1987, and the Mileage Trust, organized on February 22, 1995, are entities of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Each Trust has not engaged in any other business.
     The Cash Management Class was created for institutional investors. The following individuals are eligible for purchasing shares of the Cash Management Class with an initial investment below the minimums of $10 million for the Money Market Fund and $2 million for the U.S. Government Money Market Fund: (i) employees of the Manager, (ii) officers and directors of AMR Corporation and (iii) members of the Trusts’ Board of Trustees. The Mileage Class was created for individual investors wishing to receive AAdvantage Miles.
FINANCIAL STATEMENTS
     The audited financial statements of the Money Market Fund and U.S. Government Money Market Fund and the Portfolios, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Funds’ Annual Report to Shareholders for the period ended December 31, 2007. The audited financial statements of the Money Market Mileage Fund and the Portfolios, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Mileage Funds’ Annual Report to Shareholders for the period ended December 31, 2007.
OTHER INFORMATION
     Asset-Backed Securities — Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit -card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios’ rating and quality requirements. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios’ rating and quality requirements.
     The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as

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a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.
     Bank Deposit Notes — Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.
     Bankers’ Acceptances — Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
     Callable Securities — A Portfolio may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Portfolio would lose the income that would have been earned to maturity on that security, and the proceeds received by the Portfolio may be invested in securities paying lower coupon rates. Thus, a Portfolio’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a Portfolio’s total return.
     Cash Equivalents — Cash equivalents include certificates of deposit, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.
     Certificates of Deposit — Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.
     Commercial Paper — Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.
     Derivatives — Generally, a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).
     Dollar Rolls — A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.
     Eurodollar and Yankeedollar obligations — Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In

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addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.
     Full Faith and Credit Obligations of the U.S. Government — Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.
     General Obligation Bonds — General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.
     Illiquid Securities — Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
     In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, that Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio’s illiquidity. The Manager or the sub-advisor, as applicable, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.
     Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     Interfund Lending — Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
     The credit facility will enhance the ability of the Funds to earn higher rates of interest on their short-term lending.
     Loan Participation Interests — Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when

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due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.
     Loan Transactions — Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.
     Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Master Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Master Trust Board to vote proxies.
     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Master Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as “qualified” loan transactions.
     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Master Trust Board.
     Mortgage-Backed Securities — Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.
     Collateralized Mortgage Obligations (“CMOs”) — CMOs and interests in real estate mortgage investment conduits (“REMICs”) are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.
     Mortgage Pass-Through Securities - Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). They are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

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     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations.
     Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
     (1) GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”) — GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the “modified pass-through” mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.
     (2) FHLMC Mortgage Participation Certificates (“Freddie Macs”) — Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.
     (3) FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”) — Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.
     (4) Mortgage-Related Securities Issued by Private Organizations — Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

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     Municipal Lease Obligations (“MLOs”) — MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation.
     Other Investment Company Securities — A Portfolio at times may invest in shares of other investment companies, including other investment companies of the Trust. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Portfolio becomes a shareholder of that investment company. As a result, Portfolio shareholders indirectly will bear the Portfolio’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Portfolio shareholders directly bear in connection with the Portfolio’s own operations. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.
     Private Activity Bonds — PABs are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. PABs are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.
     Ratings of Long-Term Obligations — The Portfolio utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations.
     The two highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody’s to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody’s states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody’s also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.
     The two highest Standard & Poor’s ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
     The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited (“DBRS”) are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.
     Standard & Poor’s and Fitch apply indicators (such as “+” and “-”) and DBRS adds “high” or “low” to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.
     Ratings of Municipal Obligation s -Moody’s ratings for state and municipal short-term obligations are designated Moody’s Investment Grade or “MIG” with variable rate demand obligations being designated as “VMIG.” A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

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     Standard & Poor’s uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.
     Ratings of Short-term Obligations — The rating P-1 is the highest short-term rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor’s have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer’s short-term obligation is rated A-1, A-2, or A-3.
     Fitch Ratings’ short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.
     Repurchase Agreements — A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements are generally for a short period of time, usually less than a week.
     Each Portfolio may enter into repurchase agreements with any bank that is a member of the Federal Reserve System or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Master Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Master Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.
     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk

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that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.
     Reverse Repurchase Agreements — The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
     Resource Recovery Obligations — Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.
     Revenue Obligations — Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.
     Section 4(2) Securities — Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.
     The Master Trust Board and the Manager will carefully monitor the Portfolio’s investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.
     Tax, Revenue or Bond Anticipation Notes — Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.
     Terrorism Risks — Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolios’ operations.
     U.S. Government Securities — U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S.

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Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.
     U.S. Treasury Obligations — U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.
     Variable or Floating Rate Obligations — A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.
     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:
     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
     (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
     As used above, an obligation is “subject to a demand feature” when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days’ notice or at specified intervals not exceeding one year and upon no more than 30 days’ notice.
     Variable Rate Auction and Residual Interest Obligations — Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.
     When-Issued and Forward Commitment Transactions — These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. These transactions enable a Portfolio to “lock-in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Portfolio may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices.

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Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.
     Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

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APPENDIX A
PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS
AMERICAN BEACON MASTER TRUST
AMERICAN BEACON FUNDS
AMERICAN BEACON MILEAGE FUNDS
AMERICAN BEACON SELECT FUNDS
PROXY VOTING POLICY AND PROCEDURES
Last Amended March 8, 2007
Preface
     Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Funds”). Therefore, these Proxy Voting Policy and Procedures (the “Policy”) have been adopted by the Funds.
     The Funds are managed by American Beacon Advisors, Inc. (the “Manager”). The Manager has retained a proxy voting consultant (the “Consultant”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the “Domestic Funds”), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the “Subadvisers”). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the “International Funds”) has been delegated by the International Funds’ Boards of Trustees to the subadvisers for those funds (“International Subadvisers”). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.
     For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, “shareholders”). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders’ interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.
Domestic Funds — Procedures
     1. Voting —The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.
          Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds’ shareholders and will propose changes to the Policy when appropriate.
     2. Conflicts of Interest - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds’ distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Manager will monitor the Fund’s holdings against the list of affiliated persons and will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

APPENDIX A
          a. Proxies for Affiliated Funds - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager’s interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees’ recommendations in the proxy statement.
          b. Business / Personal Connections of the Manager - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.
          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          c. Business / Personal Connections of the Subadvisers — Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser’s disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser’s disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser’s recommendation regarding the proxy proposal.
     3. Securities on Loan - The Consultant will notify the Manager before the record date about the occurrence of a future shareholder meeting. The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of voting such shares in accordance with the Policy, based on factors including the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to a Fund as a result of recalling the shares on loan.
Domestic Funds — Policies
     1. Routine Proposals - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:
A.	Location of annual meeting

B.	Employee stock purchase plan

C.	Appointment of auditors

D.	Corporate strategy

E.	Director indemnification and liability protection

F.	Reincorporation
     The Funds’ policy is to support management on these routine proposals.

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APPENDIX A
     2. Social, Political and Environmental Proposals - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management. Financial interests of the shareholders are the only consideration for proxy voting decisions.
     3. Shareholder Equality Proposals - Issues that do not discriminate against certain shareholders will be supported. Non-discriminatory proposals include:
          A. Anti-greenmail - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.
          B. Fair price provisions - Provisions that guarantee an equal price to all shareholders will be supported.
     4. Non-routine proposals - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders’ investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.
     Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board’s recommendations.
     Management’s record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.
     The following are specific issues that directly impact the financial interest of the shareholders.
          A. Board of Directors
               a. Uncontested elections - The Funds will support management’s slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.
               b. Contested elections - will be evaluated on a case-by-case basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.
               c. Independent compensation committee - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will support proposals for independent compensation committees.
               d. Independent nominating committee — The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO’s business judgment. Therefore, the Funds will support proposals for independent nominating committees.
               e. Classified boards - A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds’ policy is to support classified boards.
               f. Cumulative voting - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do not support cumulative voting. Directors have the fiduciary responsibility

A-3

APPENDIX A
to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.
               g. Independent boards — The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders’ long-term interests. Board members who are independent are more likely to protect shareholders’ interests than company executives or other insiders. An “independent director” is defined as an individual who has had no personal or business relationship with management, as defined by the relevant exchange. While the Funds’ policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company’s long-term prospects. If the board is less than 75% independent, the Funds will withhold their vote for non-CEO board members that are not independent.
               h. Separate chairman, CEO positions - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders’ interests, evaluating the performance of the CEO, and is accountable to the shareholders.
               Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will support the company’s recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a case-by-case basis.
               i. Minimum director stock / fund ownership - proponents contend that a director’s interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.
               Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.
               The Funds will not support proposals for minimum director stock ownership.
               j. Majority vote to elect directors — Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals. Opponents argue that because of the “holdover” provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director. Proponents maintain that a resignation policy approach still leaves such a director technically “elected” and puts the onus on other board members to take action against one of their colleagues.
               The Funds will support proposals for a majority vote requirement to elect directors.
               k. Increase/decrease size of board — The board and management are in the best position to determine the structure for the board. If the board is independent, the Funds will support proposals to increase or decrease the size of the board if the board will be comprised of at least 5 but no more than 20 members. Outside of this range, the Funds will vote against a change in the size of a board of directors.
               l. Limit number of boards served — The board and management are in the best position to determine the structure for the board. The Funds will not support proposals to limit the number of boards a director may serve on.
               m. Term limits — Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings. The board should be free to identify the individuals who will best serve the shareholders. Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically

A-4

APPENDIX A
limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.
               The Funds will not support proposals to institute term limits.
          B. Executive / Director compensation
               a. Incentive/Stock option plans (establish, amend, add) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management’s interests with shareholders toward a goal of increasing shareholder value, better returns usually result.
               Opponents contend that incentive/stock option plans may dilute the shareholders’ claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.
               If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally support these plans. However, the Funds will not support plans that permit:
•	Dilution in excess of the company’s peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

•	Repricing/replacing underwater options
               b. Discounted stock options - options that may be exercised at prices below the stock’s fair market value on the award date. Sometimes called non-qualified options, these options are granted “in-the-money” or immediately exercisable for a profit. The Funds do not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives’ interests with those of the shareholders.
               c. Exchange of underwater options - options with an exercise price higher than the market price are considered “underwater” and, needless to say, unattractive. The Funds do not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will support the exchange of underwater options that do not result in a financial gain to the participants.
               d. Cap or limit executive and director pay - The Funds will not support capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.
               e. Link pay to performance - Proponents contend that by linking pay to performance management’s interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will support proposals to link pay to performance.
               f. Golden parachute provisions - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.
               However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.
               Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company.

A-5

APPENDIX A
Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will support golden parachute provisions.
               g. Expensing stock options - Proponents argue that expensing stock options would more accurately reflect the company’s earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.
               Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company’s financial statements.
               The Funds will support management’s recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.
               h. Executive incentive bonus plans — Section 162(m) of the Internal Revenue Code prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan. To maintain compliance, these performance-based plans require shareholder approval every five years.
               Cash bonus plans can be an important part of an executive’s overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company’s stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company’s corporate tax obligation.
               Generally, the Funds will support these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.
               i. Supplemental executive retirement plans (SERPs) — Supplemental executive retirement plans (SERPs) provide supplemental retirement benefits for executives in excess of IRS compensation limitations. SERPs are unfunded plans and payable out of the company’s general assets. The ability of a company to offer a SERP could affect the company’s ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers.
               Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.
               Generally, the Funds will support SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.
               C. RIC Contracts and Policies
               a. Investment Advisory Contracts — All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds’ shareholders.
               b. Distribution Plans — All proposals pertaining to a RIC’s distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

A-6

APPENDIX A
               c. Fundamental Objectives / Policies — All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.
          D. Confidential voting — The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will not support confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.
          E. Supermajority-voting provisions — Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.
               Opponents contend that supermajority-voting provisions detract from a simple majority’s power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.
          The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.
          F. Anti-takeover proposals — Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board’s role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.
               a. Poison pills (Shareholder rights plans) - protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.
               b. Preemptive rights - enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will support preemptive rights.
               c. Fair pricing provisions - require that if offers are not approved by the board, the bidder must pay the same “fair” price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent “two-tiered” offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will support fair pricing provisions.
               d. Dual class voting provisions - create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will not support dual class voting provisions.
          G. Stock related proposals
               a. Increase authorized common/preferred stock - A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for “general corporate purposes.” However, an abundance of authorized but unissued shares can

A-7

APPENDIX A
become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.
               If the board is independent, the Funds will support increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, the Funds will not support increases in common/preferred stock.
               b. Targeted share placements - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.
               Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder’s proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.
               All situations regarding targeted share placements will be reviewed on a case-by-case basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.
          H. Mergers, Acquisitions, Restructurings - These transactions involve fundamental changes in the structure and allocation of a company’s assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.
          All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.
     5. Other Business — The Funds will support management with respect to “Other Business.”
     6. Adjourn Meeting — The Funds will support management with respect to proposals to adjourn the shareholder meeting.
All other issues will be decided on a case-by-case basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.
Issues requiring analysis on a case-by-case basis will be voted according to the Consultant’s recommendation when the Funds own less than 1% of the company’s outstanding shares and less than $3 million of the company’s market capitalization.
     International Funds — Procedures
          1. Voting — The International Funds’ Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers’ policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.
          2. Conflicts of Interest - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.

A-8

APPENDIX A
               If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.
   All Funds — Other Procedures
     1. Recordkeeping — Records of all votes will be maintained by a) the Consultant for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes for the Domestic Funds will be maintained by the Manager and the Consultant. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.
     2. Disclosure — The Manager, in conjunction with the Consultant, will compile the Funds’ proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund’s Statement of Additional Information (“SAI”). In each Fund’s annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds’ website (if applicable), and c) on the SEC’s website in the SAI. The SAI and shareholder reports will also disclose that the Funds’ proxy voting record is available by toll-free telephone request (or on the Funds’ website) and on the SEC’s website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.
     3. Board Oversight - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

A-9

STATEMENT OF ADDITIONAL INFORMATION
AMERICAN BEACON FUNDSSM
(formerly known as the American AAdvantage Funds)
MONEY MARKET FUND
– BBH ComSet Class –
March 1, 2008
     This Statement of Additional Information (“SAI”) should be read in conjunction with a BBH ComSet Class prospectus dated March 1, 2008 (individually, a “Prospectus”), copies of which may be obtained without charge by calling (800) 658-5811 or by visiting www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.
     The American Beacon Money Market Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2007 and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. To request an Annual Report free of charge, please call (800) 658-5811.
TABLE OF CONTENTS (Will correct page #s after all changes in)

Organization and History of the Fund	1
Non-Principal Investment Strategies and Risks	2
Investment Restrictions	3
Disclosure of Portfolio Holdings	4
Trustees and Officers of the Trust and the Master Trust	5
Code of Ethics	10
Proxy Voting Policies	10
Control Persons and 5% Shareholders	10
Management and Administrative Services	11
Other Service Providers	11
Portfolio Securities Transactions	12
Redemptions in Kind	12
Net Asset Value	12
Tax Information	12
Description of the Trust	14
Financial Statements	14
Other Information	14
Appendix A: Proxy Voting Policy and Procedures for the Trusts	A-1
ORGANIZATION AND HISTORY OF THE FUND
     The American Beacon Money Market Fund (the “Fund”) is a separate investment portfolio of the American Beacon Funds (the “Trust”). The Trust is a no-load, open-end, diversified management investment company. The Trust was organized as a Massachusetts business trust on January 16, 1987. The Fund constitutes a separate investment portfolio with a distinct purpose and strategy and consists of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates only to the BBH ComSet Class of the Fund.
     The Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. The Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (the “Portfolio”) of the American Beacon Master Trust (the “Master Trust”), a separate investment company managed by American Beacon Advisors, Inc. (the “Manager”).
     Effective March 1, 2005, the names of the Fund, the Trust, the Master Trust, and the Manager changed. The former and current names of each are listed below.

APPENDIX A

Name Prior to March 1, 2005	Name as of March 1, 2005
American AAdvantage Money Market Fund	American Beacon Money Market Fund
American AAdvantage Funds	American Beacon Funds
AMR Investment Services Trust	American Beacon Master Trust
AMR Investment Services, Inc.	American Beacon Advisors, Inc.
NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS
The Fund may:
1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.
2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or exemptive relief granted by the Securities and Exchange Commission (“SEC”).
3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Fund does not currently engage in securities lending nor does the Manager anticipate that it will do so in the near future.
4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.
5. Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Fund will not invest more than 10% of its net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees (“Master Trust Board”), that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.

2

INVESTMENT RESTRICTIONS
     The Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:
Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.
     All other fundamental and non-fundamental investment policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the Master Trust Board, it applies equally to the Fund and the Trust’s Board of Trustees (the “Board”).
     In addition to the investment objective noted in the Prospectus, the following nine restrictions have been adopted by the Portfolio and may be changed only by the majority vote of the Portfolio’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders’ meeting or (b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund’s votes representing the Fund’s shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.
     The Portfolio of may not:
1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.
2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).
3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.
4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Portfolio’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.
5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.
6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.
7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio’s total assets.
8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except as described below) provided that: (i) this limitation does not apply to obligations issued or

3

guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.
The Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).
     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.
     The following non-fundamental investment restrictions apply to the Fund and Portfolio and may be changed with respect to the Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. Neither the Fund nor Portfolio may:
1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or
2. Purchase securities on margin or effect short sales (except that the Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).
     The Fund and Portfolio may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, the Fund or the Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio of the Master Trust. The Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Portfolio publicly discloses portfolio holdings information as follows:
1.	a complete list of holdings for the Portfolio on an annual and semi-annual basis in the reports to shareholders and in publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

2.	a complete list of holdings for the Portfolio as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.	a complete list of holdings for the Portfolio as of the end of each month on the Fund’s website (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and

4.	ten largest holdings for the Portfolio as of the end of each calendar quarter on the Fund’s website (www.americanbeaconfunds.com) and in sales materials approximately thirty days after the end of the calendar quarter.

     Occasionally, certain interested parties – including individual investors, institutional investors, intermediaries that distribute shares of the Fund, third-party service providers, rating and ranking organizations, and others – may request portfolio holdings information that has not yet been publicly disclosed by the Portfolio. The Fund and Portfolio have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of nonpublic holdings information for the Portfolio does not pose a significant risk of harm to Fund shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Portfolio, the Fund and their shareholders. Therefore, selective disclosure of holdings information for the Portfolio is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of Portfolio holdings would not be in the best interests of Fund shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Portfolio under certain circumstances.
Third Party Service Providers. The Portfolio has ongoing arrangements with a variety of third party service providers that require access to Portfolio holdings to provide services necessary to the Portfolio’s and Fund’s operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The Portfolio has determined that selective and complete disclosure of holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: custodian and sub-custodian banks, auditors, securities lending agents, pricing services, consultants, financial intermediaries, the distributor and Fund counsel. The service providers have a duty to keep the Portfolio’s nonpublic information confidential either through written contractual arrangements with the Portfolio, the Fund or the Manager or by the nature of their role with respect to the Portfolio and Fund.
     Certain third parties are provided with non-public information on particular holdings (not a complete list). These third parties include: broker-dealers, borrowers of the Fund’s portfolio securities, and issuers (or their agents). Broker-dealers utilized by the Fund and Portfolio in the process of purchasing and selling portfolio securities receive limited holdings information on a current basis with no lag. Potential borrowers of the Fund’s securities receive information pertaining to the Fund’s securities available for loan. Such information is provided on a current basis with no lag. From time to time, an issuer (or its agent) may contact the Fund and Portfolio requesting confirmation of ownership of the issuer’s securities. Such holdings information is provided to the issuer (or its agent) as of the date requested. The Fund and Portfolio do not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information. However, the Fund and Portfolio would not continue to utilize a third party that the Manager determined to have misused non-public holdings information.
     Rating and Ranking Organizations. The Portfolio has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund. The Portfolio has determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. The Portfolio has arrangements with the following rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Bloomberg	Morningstar
Lipper/Reuters	Standard & Poor’s Ratings Services
Moody’s Investors Service	Thomson Financial Research
     The rating and ranking organizations receiving holdings information prior to disclosure on the Fund’s website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Portfolio withholds disclosure of holdings information until the day following disclosure on the Fund’s website.
TRUSTEES AND OFFICERS OF THE TRUST AND THE MASTER TRUST
     The Board and the Master Trust Board provide broad supervision over the affairs of the Trust and the Master Trust (individually, a “Trust” and collectively, the “Trusts”). The Manager is responsible for the management and the administration of each Trust’s assets, and each Trust’s officers are responsible for the respective Trust’s operations. The Trustees and officers of the Trust and the Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-three funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.

5

Position, Term of Office
	and Length of Time	Principal Occupation(s) During Past 5 Years
Name, Age and Address	Served with each Trust	and Current Directorships
INTERESTED TRUSTEES
Term
Lifetime of Trust until removal, resignation or retirement*

Douglas G. Herring** (50)	Trustee since 2006 President since 2007 Executive Vice President from 2006 to 2007	President (2006-Present) and CEO (2008-Present), American Beacon Advisors, Inc.; Vice President and Controller, American Airlines, Inc. (1998-2006); Chairman (2003-Present) and Director (1995-Present), American Airlines Federal Credit Union; Trustee, American Beacon Mileage Funds (2006-Present); Trustee, American Beacon Select Funds (2006-Present); Director, American Beacon Global Funds SPC (2006-Present); Director, American Beacon Global Funds plc (2007-Present).

William F. Quinn** (60)	Trustee of the Trust since 1987 and the Master Trust since 1995 Executive Vice President since 2007 President of the Trust from 1987 to 2007 and the Master Trust from 1995 to 2007	Chairman (2006-Present), CEO (2006-2007), President (1986-2006), Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-Present); Director, Crescent Real Estate Equities, Inc. (1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member of Advisory Board, Southern Methodist University Cox School of Business (1999-2002); Member of Pension Managers Advisory Committee, New York Stock Exchange (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee (1995-Present) and President (1987-2007), American Beacon Mileage Funds; Trustee (1999-Present) and President (1987-2007), American Beacon Select Funds; Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Alan D. Feld** (71)	Trustee since 1996	Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, The University of Texas M.D. Anderson Cancer Center; Member, Board of Visitors, Zale Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present).

Position, Term of
	Office and Length of Time	Principal Occupation(s) During Past 5 Years
Name, Age and Address	Served with each Trust	and Current Directorships
NON-INTERESTED TRUSTEES

Term
Lifetime of Trust until removal, resignation or retirement*
W. Humphrey Bogart (63)	Trustee since 2004	Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); Board Member, Baylor University Medical Center Foundation (1992-2004); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

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Principal Occupation(s) During Past 5 Years
Name, Age and Address	Term	and Current Directorships
NON-INTERESTED TRUSTEES (Continued)
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (47)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (64)	Trustee since 2004	Senior Vice President and General Counsel, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Stephen D. O’Sullivan (72)	Trustee of the Trust since 1987 and the Master Trust since 1995	Consultant (1994-Present); Trustee, American Beacon Mileage Funds (1995-Present); Trustee, American Beacon Select Funds (1999-Present);

R. Gerald Turner (62) 225 Perkins Admin. Bldg. Southern Methodist University Dallas, Texas 75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American Beacon Select Funds (2001-Present).

Kneeland Youngblood (52) 100 Crescent Court Suite 1740 Dallas, Texas 75201	Trustee since 1996 Chairman since 2005	Managing Partner, Pharos Capital Group, LLC (a private equity firm) (1998-Present); Director, Energy Future Holdings Corp. (2007-Present); Director, Burger King Corporation (2004-Present); Director, Gap Inc. (2006-Present); Trustee, City of Dallas, Texas Employee Retirement Fund (2004-Present); Director, Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign Relations (1995-Present); Trustee, St. Mark’s School of Texas (2002-Present); Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present).

Position, Term of Office
	and Length of Time	Principal Occupation(s) During Past 5 Years
Name, Age and Address	Served with each Trust	and Current Directorships
OFFICERS
Term
One Year

Rosemary K. Behan (49)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Enforcement Attorney (2002-2004) and Branch Chief (2000-2002), Securities and Exchange Commission.

Brian E. Brett (47)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Wyatt Crumpler (41)	VP since 2007	Vice President, Trust Investments, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting, (2004-2007); Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

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Position, Term of
	Office and Length of Time	Principal Occupation(s) During Past 5 Years
Name, Age and Address	Served with each Trust	and Current Directorships
OFFICERS (Continued)
Term
One Year

Michael W. Fields (54)	VP since 1989	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Rebecca L. Harris (41)	Treasurer since 1995	Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (36)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O’Sullivan.

**	Messrs. Herring, Quinn and Feld are deemed to be “interested persons” of the Beacon Trust, Mileage Trust and Master Trust, as defined by the 1940 Act. Mr. Herring is President and CEO of the Manager. Mr. Quinn is Chairman of the Manager. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s sub- advisors.

     The Trusts have an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline, Mr. O’Sullivan and Mr. Herring. Mr. Youngblood, as Chairman of the Trusts, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are “interested persons” of the Trusts, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts’ Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trusts and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trusts’ financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trusts’ independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trusts’ independent auditors; (d) to oversee the Trusts’ compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trusts’ compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trusts’ Chief Compliance Officer in connection with his or her implementation of the Trusts’ Compliance Program. The Audit and Compliance Committee met four times during the fiscal year ended December 31, 2007.
     The Trusts have a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld, Turner, Herring and Quinn. Mr. Youngblood, as Chairman of the Trusts, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met three times during the fiscal year ended December 31, 2007.
     The Trusts have an Investment Committee that is comprised of Messrs. Bogart, Massman, and Quinn. Mr. Youngblood, as Chairman of the Trusts, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and any designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision

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regarding compensation. The Investment Committee met four times during the fiscal year ended December 31, 2007.
     The Trustees who owned shares of the Fund are listed in the following table with the dollar range of their ownership in the Fund, the Trust and in all registered investment companies overseen by the director within the same as a whole as of the calendar year ended December 31, 2007.

INTERESTED
	Herring	Quinn	Feld
Money Market	None	None	None
Trust on an Aggregate Basis	Over $100,000	Over $100,000	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	O’Sullivan	Turner	Youngblood
Money Market	Over $100,000	None	None	None	None	None
Trust on an Aggregate Basis	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	$1 - $10,000
     As compensation for their service to the Trusts, the American Beacon Mileage Funds (the “Mileage Funds”), and the American Beacon Select Funds (the “Select Funds”), Mr. Feld and the non-interested Trustees (other than Mr. O’Sullivan) receive:
•	free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee’s spouse);

•	reimbursement equal to the income tax on the value of the free air travel;

•	cash payment for the amount that a Trustee’s annual flight service charges and income tax reimbursements are below $40,000 (effective January 1, 2006);

•	$1,000 for each Board meeting attended (effective January 1, 2005); and

•	$1,000 for each Committee meeting attended (effective January 1, 2005).
Mr. O’Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O’Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and $1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended December 31, 2007. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

	Aggregate	Pension or Retirement	Total Compensation From the
	Compensation	Benefits Accrued as Part	Trusts, Mileage Funds, and
Name of Trustee	From the Trust	of the Trust’s Expenses	Select Funds (23 Funds)
INTERESTED TRUSTEES
Douglas G. Herring	$0	$0	$0
William F. Quinn	$0	$0	$0
Alan D. Feld	$25,921	$0	$49,244

NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$25,105	$0	$47,693
Brenda A. Cline	$27,118	$0	$51,519
Richard A. Massman	$26,591	$0	$50,517
Stephen D. O’Sullivan	$25,266	$0	$48,000
R. Gerald Turner	$26,475	$0	$50,297
Kneeland Youngblood	$33,621	$0	$63,873
The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. Alternatively, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Board at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson retired from the Trusts effective February 28, 2002 and currently serves as Trustee Emeritus to the Trusts. During the fiscal year ended December 31, 2007, Mr. Fortson did not utilize flight benefits and so no Trust compensation is reported.

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     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.
CODE OF ETHICS
     The Manager and the Trusts have each adopted a Code of Ethics (“Code”) under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.
PROXY VOTING POLICIES
     From time to time, the Fund may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the “Policy”) that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Fund’s shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. The Fund’s proxy voting record for annual periods ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC’s website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.
CONTROL PERSONS AND 5% SHAREHOLDERS
     Set forth below are the entities or persons that owned more than 5% of the outstanding shares of the Fund or Class as of January 31, 2008, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of the Fund may be deemed to control the Fund. The actions of an entity or person that controls the Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over the Fund or large redemptions by a control person could cause the Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund.

	Total		BBH
	Fund		Class
Brown Brothers Harriman & Co.*	54	%*	100%*
140 Broadway New York, NY 10005-1108

Union Bank TR Nominee**	11	**
P.O. Box 85484 San Diego, CA 92186-5484

Goldman Sachs Global Cash Services**	18	%**
71 South Wacker Drive, Suite 500 Chicago, IL 60606-4637

*	Denotes custodian/record owner of Fund shares only

*	Denotes record owner of Fund shares only

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MANAGEMENT AND ADMINISTRATIVE SERVICES
     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts with office space, office equipment and personnel necessary to manage and administer the Trusts’ operations. This includes:
•	complying with reporting requirements;

•	corresponding with shareholders;

•	maintaining internal bookkeeping, accounting and auditing services and records; and

•	supervising the provision of services to the Trusts by third parties.
     The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisors to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisors; and any extraordinary expenses of a nonrecurring nature.
     As compensation for providing management services, the Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2005, 2006 and 2007 were approximately $6,807,000, $10,562,000 and $15,926,000. Because the Portfolio is advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolio.
     The BBH ComSet Class of the Fund has adopted an Administrative Services Plan (the “Plan”). The Plan provides that the Fund’s BBH ComSet Class will pay 0.08% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of BBH ComSet Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of the Fund’s “Other Expenses” in the Table of Fees and Expenses in the BBH ComSet Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plan. The primary expenses expected to be incurred under the Plan are shareholder servicing and recordkeeping fees paid to Brown Brothers Harriman (“BBH”). BBH may make payments out of its own resources to an eligible institution or financial intermediary as compensation for certain recordkeeping, administrative and other shareholder services provided by such eligible institution or financial intermediary to those of its clients that are shareholders of the Fund. These payments may create an incentive for such eligible institution or financial intermediary to recommend or sell shares of the Fund to you.
     The Manager may contractually agree from time to time to waive fees and/or reimburse expenses for the BBH ComSet Class of the Fund in order to maintain a competitive expense ratio. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.
     Foreside Fund Services, LLC, located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Fund’s shares and, as such, receives a fee from the Manager for distributing shares of the Trust, the Mileage Funds, and the Select Funds.
OTHER SERVICE PROVIDERS
     The transfer agent for the Trust is State Street Bank and Trust Company (“State Street”), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial

11

Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolio and the Fund. The independent registered public accounting firm for the Trusts is Ernst & Young LLP, located in Dallas, Texas.
PORTFOLIO SECURITIES TRANSACTIONS
     In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund or Portfolio’s net asset value), and other information provided to the Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.
REDEMPTIONS IN KIND
     Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.
NET ASSET VALUE
     It is the policy of the Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Master Trust Board to be of high quality with minimal credit risks. The Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two nationally recognized statistical rating organizations (“Rating Organizations”), such as “P-1” by Moody’s Investors Service, Inc. (“Moody’s”) and “F-1” by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as “A-2” by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and “P-2” by Moody’s. See “Ratings of Short-Term Obligations” for further information concerning ratings.
TAX INFORMATION
Taxation of the Fund
     To continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), the Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

°	Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock securities, foreign currencies or certain other income derived with respect to its business of investing in such stock, securities or currencies and (2) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”);

°	Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”); and

12

°	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss) and net tax exempt interest (“Distribution Requirement”).

     The Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio’s assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as taxable dividends to the extent of the Fund’s earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be taxable at the rate for net capital gain (a maximum of 15% through 2010). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
     The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
Taxation of the Portfolio
     The Portfolio is classified as a separate partnership for federal tax purposes that is not a “publicly traded partnership” treated as a corporation. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio’s income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.
     Because the Fund is deemed to own a proportionate share of the Portfolio’s assets and to earn a proportionate share of the Portfolio’s income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.
     Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund’s recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund’s basis in its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund’s entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund’s basis in its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund’s share of the Portfolio’s net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund’s share of the Portfolio’s losses.
Taxation of the Fund’s Shareholders
     Dividends or other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.
     If Fund shares are sold or exchanged at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.
     The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

13

DESCRIPTION OF THE TRUST
          The Trust, organized on January 16, 1987, is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.
FINANCIAL STATEMENTS
          The audited financial statements of the Fund and the Portfolio, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Funds’ Annual Report to Shareholders for the period ended December 31, 2007.
OTHER INFORMATION
     Asset-Backed Securities — Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit -card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio’s rating and quality requirements.
     The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.
     Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.
     Bankers’ Acceptances-Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
     Callable Securities – A Portfolio may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Portfolio would lose the income that would have been earned to maturity on that security, and the proceeds received by the Portfolio may be invested in securities paying lower coupon rates. Thus, a Portfolio’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a Portfolio’s total return.

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     Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.
     Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.
     Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.
     Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).
     Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.
     Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.
     Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.
     Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.
     These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
     In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely

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will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio’s illiquidity. The Manager, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.
     Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. The Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     Interfund Lending-Pursuant to an order issued by the SEC, the Fund may participate in a credit facility whereby it, under certain conditions, is permitted to lend money directly to other funds of the Trust for temporary purposes. The credit facility can provide a borrowing fund with significant savings at times when the cash position of a fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
     The credit facility will enhance the ability of the funds to earn higher rates of interest on their short-term lending.
     Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.
     Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.
     Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Master Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Master Trust Board to vote proxies.

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     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Master Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as “qualified” loan transactions.
     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Master Trust Board.
     Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.
     Collateralized Mortgage Obligations (“CMOs”)-CMOs and interests in real estate mortgage investment conduits (“REMICs”) are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.
     Mortgage Pass-Through Securities-Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). They are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.
Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations.
Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
     (1) GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”)-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the “modified pass-through” mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make

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payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.
     (2) FHLMC Mortgage Participation Certificates (“Freddie Macs”)-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.
     (3) FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”)-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.
     (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.
     Other Investment Company Securities — The Portfolio at times may invest in shares of other investment companies, including other investment companies of the Trust. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Portfolio becomes a shareholder of that investment company. As a result, Portfolio shareholders indirectly will bear the Portfolio’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Portfolio shareholders directly bear in connection with the Portfolio’s own operations. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.
     Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations.
     The two highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody’s to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody’s states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody’s also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.
     The two highest Standard & Poor’s ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
     The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a

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very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited (“DBRS”) are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.
     Standard & Poor’s and Fitch apply indicators (such as “+” and ”-”) and DBRS adds “high” or “low” to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.
     Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor’s have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer’s short-term obligation is rated A-1, A-2, or A-3.
     Fitch Ratings’ short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.
     Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements generally are for a short period of time, usually less than a week.
     The Portfolio may enter into repurchase agreements with any bank that is a member of the Federal Reserve System or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Master Trust Board.

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The Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Master Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.
     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.
     Reverse Repurchase Agreements-The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolio intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
     Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.
     The Master Trust Board and the Manager will carefully monitor the Portfolio’s investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.
     Terrorism Risks- Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect the Fund’s and Portfolio’s service providers and operations.
     U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.
     U.S. Treasury Obligations-U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S.

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Treasury; Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS; and inflation-indexed securities. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.
     Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.
     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:
     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by the Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by the Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     (3) A variable rate obligation that is subject to a demand feature will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
     (4) A floating rate obligation that is subject to a demand feature will be deemed by the Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
     As used above, an obligation is “subject to a demand feature” when the Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days’ notice or at specified intervals not exceeding one year and upon no more than 30 days’ notice.
     When-Issued and Forward Commitment Transactions-These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. These transactions enable the Portfolio to “lock-in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Portfolio may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.
     The Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

21

APPENDIX A
PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS
AMERICAN BEACON MASTER TRUST
AMERICAN BEACON FUNDS
AMERICAN BEACON MILEAGE FUNDS
AMERICAN BEACON SELECT FUNDS
PROXY VOTING POLICY AND PROCEDURES
Last Amended March 8, 2007
Preface
     Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Funds”). Therefore, these Proxy Voting Policy and Procedures (the “Policy”) have been adopted by the Funds.
     The Funds are managed by American Beacon Advisors, Inc. (the “Manager”). The Manager has retained a proxy voting consultant (the “Consultant”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the “Domestic Funds”), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the “Subadvisers”). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the “International Funds”) has been delegated by the International Funds’ Boards of Trustees to the subadvisers for those funds (“International Subadvisers”). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.
     For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, “shareholders”). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders’ interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.
Domestic Funds – Procedures
     1. Voting –The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.
          Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds’ shareholders and will propose changes to the Policy when appropriate.
     2. Conflicts of Interest – The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds’ distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Manager will monitor the Fund’s holdings against the list of affiliated persons and will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

APPENDIX A
          a. Proxies for Affiliated Funds – Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager’s interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees’ recommendations in the proxy statement.
          b. Business / Personal Connections of the Manager – The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.
          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.
          c. Business / Personal Connections of the Subadvisers – Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser’s disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser’s disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser’s recommendation regarding the proxy proposal.
     3. Securities on Loan – The Consultant will notify the Manager before the record date about the occurrence of a future shareholder meeting. The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of voting such shares in accordance with the Policy, based on factors including the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to a Fund as a result of recalling the shares on loan.
       Domestic Funds – Policies
     1. Routine Proposals – Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:
A. Location of annual meeting
B. Employee stock purchase plan
C. Appointment of auditors
D. Corporate strategy
E. Director indemnification and liability protection
F.Reincorporation
     The Funds’ policy is to support management on these routine proposals.

APPENDIX A
     2. Social, Political and Environmental Proposals – Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management. Financial interests of the shareholders are the only consideration for proxy voting decisions.
     3. Shareholder Equality Proposals – Issues that do not discriminate against certain shareholders will be supported. Non-discriminatory proposals include:
          A. Anti-greenmail – Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.
          B. Fair price provisions – Provisions that guarantee an equal price to all shareholders will be supported.
     4. Non-routine proposals – Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders’ investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.
     Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board’s recommendations.
     Management’s record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.
     The following are specific issues that directly impact the financial interest of the shareholders.
          A. Board of Directors
               a. Uncontested elections – The Funds will support management’s slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.
               b. Contested elections – will be evaluated on a case-by-case basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.
               c. Independent compensation committee – an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will support proposals for independent compensation committees.
               d. Independent nominating committee – The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO’s business judgment. Therefore, the Funds will support proposals for independent nominating committees.
               e. Classified boards – A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds’ policy is to support classified boards.
               f. Cumulative voting – Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do not support cumulative voting. Directors have the fiduciary responsibility

APPENDIX A
to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.
               g. Independent boards – The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders’ long-term interests. Board members who are independent are more likely to protect shareholders’ interests than company executives or other insiders. An “independent director” is defined as an individual who has had no personal or business relationship with management, as defined by the relevant exchange. While the Funds’ policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company’s long-term prospects. If the board is less than 75% independent, the Funds will withhold their vote for non-CEO board members that are not independent.
               h. Separate chairman, CEO positions – Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders’ interests, evaluating the performance of the CEO, and is accountable to the shareholders.
               Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will support the company’s recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a case-by-case basis.
               i. Minimum director stock / fund ownership – proponents contend that a director’s interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.
               Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.
               The Funds will not support proposals for minimum director stock ownership.
               j. Majority vote to elect directors – Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals. Opponents argue that because of the “holdover” provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director. Proponents maintain that a resignation policy approach still leaves such a director technically “elected” and puts the onus on other board members to take action against one of their colleagues.
               The Funds will support proposals for a majority vote requirement to elect directors.
               k. Increase/decrease size of board – The board and management are in the best position to determine the structure for the board. If the board is independent, the Funds will support proposals to increase or decrease the size of the board if the board will be comprised of at least 5 but no more than 20 members. Outside of this range, the Funds will vote against a change in the size of a board of directors.
               l. Limit number of boards served – The board and management are in the best position to determine the structure for the board. The Funds will not support proposals to limit the number of boards a director may serve on.
               m. Term limits – Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings. The board should be free to identify the individuals who will best serve the shareholders. Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically

APPENDIX A
limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.
               The Funds will not support proposals to institute term limits.
          B. Executive / Director compensation
               a. Incentive/Stock option plans (establish, amend, add) – proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management’s interests with shareholders toward a goal of increasing shareholder value, better returns usually result.
               Opponents contend that incentive/stock option plans may dilute the shareholders’ claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.
               If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally support these plans. However, the Funds will not support plans that permit:
•	Dilution in excess of the company’s peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

•	Repricing/replacing underwater options
               b. Discounted stock options – options that may be exercised at prices below the stock’s fair market value on the award date. Sometimes called non-qualified options, these options are granted “in-the-money” or immediately exercisable for a profit. The Funds do not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives’ interests with those of the shareholders.
               c. Exchange of underwater options – options with an exercise price higher than the market price are considered “underwater” and, needless to say, unattractive. The Funds do not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will support the exchange of underwater options that do not result in a financial gain to the participants.
               d. Cap or limit executive and director pay – The Funds will not support capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.
               e. Link pay to performance – Proponents contend that by linking pay to performance management’s interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will support proposals to link pay to performance.
               f. Golden parachute provisions – provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.
               However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.
               Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company.

APPENDIX A
Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will support golden parachute provisions.
               g. Expensing stock options – Proponents argue that expensing stock options would more accurately reflect the company’s earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.
               Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company’s financial statements.
               The Funds will support management’s recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.
               h. Executive incentive bonus plans – Section 162(m) of the Internal Revenue Code prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan. To maintain compliance, these performance-based plans require shareholder approval every five years.
               Cash bonus plans can be an important part of an executive’s overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company’s stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company’s corporate tax obligation.
               Generally, the Funds will support these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.
               i. Supplemental executive retirement plans (SERPs) – Supplemental executive retirement plans (SERPs) provide supplemental retirement benefits for executives in excess of IRS compensation limitations. SERPs are unfunded plans and payable out of the company’s general assets. The ability of a company to offer a SERP could affect the company’s ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers.
               Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.
               Generally, the Funds will support SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.
               C. RIC Contracts and Policies
               a. Investment Advisory Contracts – All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds’ shareholders.
               b. Distribution Plans – All proposals pertaining to a RIC’s distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

APPENDIX A
               c. Fundamental Objectives / Policies – All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.
          D. Confidential voting – The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will not support confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.
          E. Supermajority-voting provisions – Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.
               Opponents contend that supermajority-voting provisions detract from a simple majority’s power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.
               The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.
          F. Anti-takeover proposals – Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board’s role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.
               a. Poison pills (Shareholder rights plans) – protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.
               b. Preemptive rights – enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will support preemptive rights.
               c. Fair pricing provisions – require that if offers are not approved by the board, the bidder must pay the same “fair” price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent “two-tiered” offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will support fair pricing provisions.
               d. Dual class voting provisions – create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will not support dual class voting provisions.
          G. Stock related proposals
               a. Increase authorized common/preferred stock – A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for “general corporate purposes.” However, an abundance of authorized but unissued shares can

APPENDIX A
become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.
               If the board is independent, the Funds will support increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, the Funds will not support increases in common/preferred stock.
               b. Targeted share placements – the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.
               Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder’s proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.
               All situations regarding targeted share placements will be reviewed on a case-by-case basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.
          H. Mergers, Acquisitions, Restructurings – These transactions involve fundamental changes in the structure and allocation of a company’s assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.
          All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.
     5. Other Business – The Funds will support management with respect to “Other Business.”
     6. Adjourn Meeting – The Funds will support management with respect to proposals to adjourn the shareholder meeting.
     All other issues will be decided on a case-by-case basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.
     Issues requiring analysis on a case-by-case basis will be voted according to the Consultant’s recommendation when the Funds own less than 1% of the company’s outstanding shares and less than $3 million of the company’s market capitalization.
       International Funds – Procedures
     1. Voting – The International Funds’ Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers’ policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.
     2. Conflicts of Interest – Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.

APPENDIX A
     If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.
       All Funds – Other Procedures
     1. Recordkeeping – Records of all votes will be maintained by a) the Consultant for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes for the Domestic Funds will be maintained by the Manager and the Consultant. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.
     2. Disclosure – The Manager, in conjunction with the Consultant, will compile the Funds’ proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund’s Statement of Additional Information (“SAI”). In each Fund’s annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds’ website (if applicable), and c) on the SEC’s website in the SAI. The SAI and shareholder reports will also disclose that the Funds’ proxy voting record is available by toll-free telephone request (or on the Funds’ website) and on the SEC’s website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.
     3. Board Oversight – On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

AMERICAN BEACON FUNDS
PART C. OTHER INFORMATION
Item 23. Exhibits

(a)	Amended and Restated Declaration of Trust, dated November 1, 2004 – (xxii)

(b)	Bylaws – (iv)

(c)	Voting trust agreement — none

(d)(i)(A)	Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987#

(i)(B)	Supplement to Fund Management Agreement, dated August 1, 1994 – (iv)

(i)(C)	Supplement to Fund Management Agreement, dated August 1, 1995 – (iv)

(i)(D)	Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

(i)(E)	Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 — (i)

(i)(F)	Supplement to Fund Management Agreement, dated December 17, 1996 — (ii)

(i)(G)	Supplement to Fund Management Agreement, dated July 25, 1997 — (iii)

(i)(H)	Supplement to Fund Management Agreement, dated September 1, 1998 — (vi)

(i)(I)	Supplement to Fund Management Agreement, dated January 1, 1999 – (vii)

(i)(J)	Supplemental Terms and Conditions to the Management Agreement, dated – May 19, 2000 – (ix)

(i)(K)	Supplement to Fund Management Agreement, dated November 16, 2000 – (xi)

(i)(L)	Supplement to Fund Management Agreement, dated October 17, 2001 – (xiv)

(i)(M)	Supplement to Fund Management Agreement, dated May 28, 2002 – (xvi)

(i)(N)	Supplement to Fund Management Agreement, dated May 13, 2003 – (xix)

(i)(O)	Supplement to Fund Management Agreement, dated February 9, 2004 – (xxi)

(i)(P)	Supplement to Fund Management Agreement, dated February 17, 2006 – (xxvii)

(ii)(A)	Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 – (iv)

C- 1 -

(ii)(B)	Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 – (iv)

(ii)(C)	Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated March 1, 1999 – (vii)

(ii)(D)	Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 – (x)

(ii)(E)	Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 – (x)

(ii)(F)	Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 – (x)

(ii)(G)	Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 – (x)

(ii)(H)	Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated October 15, 2003 – (xx)

(ii)(I)	Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 – (xi)

(ii)(J)	Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 – (xiv)

(ii)(K)	Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 – (xiv)

(ii)(L)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2001 – (xvii)

(ii)(M)	Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 – (xv)

(ii)(N)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 1, 2003 – (xvii)

(ii)(O)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 – (xvii)

(ii)(P)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated January 1, 2003 – (xvii)

(ii)(Q)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 – (xvii)

(ii)(R)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated January 1, 2003 – (xvii)

(ii)(S)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 – (xvii)

(ii)(T)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc. f/k/a Morgan Stanley Dean Witter Investment Management Inc., dated January 1, 2003 – (xvii)

(ii)(U)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated January 1, 2003 – (xvii)

(ii)(V)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2003 – (xvii)

(ii)(W)	Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 – (xix)

(ii)(X)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 13, 2003 – (xix)

(ii)(Y)	Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P., dated March 28, 2003 – (xix)

(ii)(Z)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 1, 2003 – (xx)

(ii)(AA)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2003 – (xx)

(ii)(BB)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated June 30, 2004 – (xxi)

(ii)(CC)	Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 – (xxi)

(ii)(DD)	Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 – (xxi)

(ii)(EE)	Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 – (xxi)

(ii)(FF)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated August 27, 2004 – (xxii)

(ii)(GG)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated November 29, 2004 – (xxii)

(ii)(HH)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated February 9, 2004 – (xxii)

(ii)(II)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 30, 2004 – (xxii)

(ii)(JJ)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 – (xxii)

(ii)(KK)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 – (xxii)

(ii)(LL)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, LLC, dated August 27, 2004 – (xxii)

(ii)(MM)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated June 1, 2004 – (xxii)

(ii)(NN)	Investment Advisory Agreement between AMR Investment Services, Inc. and Opus Capital Management, Inc., dated January 31, 2005 – (xxiii)

(ii)(OO)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs Asset Management, L.P., dated February 9, 2005 – (xxiii)

(ii)(PP)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(QQ)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated February 9, 2004 – (xxiii)

(ii)(RR)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(SS)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management LLC, dated February 9, 2004 – (xxiii)

(ii)(TT)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(UU)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated February 9, 2004 – (xxiii)

(ii)(VV)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated February 9, 2004 – (xxiii)

(ii)(WW)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated February 9, 2004 – (xxiii)

(ii)(XX)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(YY)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated February 9, 2004 – (xxiii)

(ii)(ZZ)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management, LLC, dated August 30, 2005 – (xxiv)

(ii)(AAA)	Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC, dated August 30, 2005 – (xxiv)

(ii)(BBB)	Investment Advisory Agreement between American Beacon Advisors, Inc. and SSgA Funds Management, Inc., dated August 30, 2005 – (xxiv)

(ii)(CCC)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc. – (xxvii)

(ii)(DDD)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Franklin Advisors, Inc., dated September 12, 2006 – (xxviii)

(ii)(EEE)	Investment Advisory Agreement between American Beacon Advisors, Inc. and The Renaissance Group, LLC, dated September 2006 – (xxviii)

(ii)(FFF)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc., dated August 3, 2007 – (filed herewith)

(iii)(A)	Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 – (xv)

(iii)(B)	Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated May 13, 2003 – (xix)

(iii)(C)	Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated February 9, 2004 – (xx)

(iii)(D)	Amendment to Schedule A of the Administrative Services Agreement between the American Beacon Funds and American Beacon Advisors, Inc., dated May 17, 2007 – (xxx)

(iv)(A)	Administrative Services Plan for the Platinum Class – (iv)

(iv)(B)	Administrative Services Plan for the Cash Management Class – (xv)

(iv)(C)	Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 – (xvi)

(iv)(D)	Administrative Services Plan for the Brown Brothers Harriman Class, dated March 9, 2007 – (xxix)

(v)(A)	Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated July 31, 2000 – (ix)

(v)(B)	Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 – (xv)

(e)	Distribution Agreement among the American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and Foreside Fund Services, LLC, dated March 1, 2005 – (xxiii)

(e)(i)	Amendment to Distribution Agreement to update series of the funds and authorized persons, dated February 5, 2008 – filed herewith

(f)	Bonus, profit sharing or pension plans – none

(g)(i)	Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 – (v)

(ii)	Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 – (ix)

(iii)	Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 – (xvii)

(iv)	Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 – (xi)

(v)	Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 – (xvii)

(vi)	Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xix)

(vii)	Amendment to Custodian Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 – (xxi)

(viii)	Amendment to Custodian Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 — (xxvii)

(h)(i)	Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 — (v)

(ii)	Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 – (ix)

(iii)	Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 – (xvii)

(iv)	Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 – (xi)

(v)	Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 – (xvii)

(vi)	Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 – (v)

(vii)	Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 – (xi)

(viii)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 – (xii)

(ix)	Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 – (iv)

(x)	Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 – (vii)

(xi)	Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 – (ix)

(xii)	Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 – (xi)

(xiii)	Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 – (xvi)

(xiv)	Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 – (vii)

(xv)	Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 – (xv)

(xvi)	Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 – (xviii)

(xvii)	Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xix)

(xviii)	Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xix)

(xix)	Securities Lending Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated January 3, 2004 – (xx)

(xx)	Indemnity Agreement between Wachovia Bank, N.A. and American AAdvantage High Yield Bond Fund, dated January 13, 2004 – (xx)

(xxi)	Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 – (xxi)

(xxii)	Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 – (xxi)

(xxiii)	Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 – (xxi)

(xxiv)	Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 – (xxiv)

(xxv)	Amendment to Transfer Agency and Service Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xxvii)

(xxvi)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xxvii)

(xxvii)	Amendment to Transfer Agency Agreement regarding name change, dated March 26, 2004 – (xxviii)

(xxviii)	Amended and Restated Credit Agreement between American Beacon Funds, and American Beacon Advisors, Inc., dated January 31, 2008 – (filed herewith)

(i)	Opinion and consent of counsel – filed herewith

(j)	Consent of Independent Auditors – filed herewith

(k)	Financial statements omitted from prospectus — none

(l)	Letter of investment intent – (iv)

(m)(i)	Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes – (iv)

(ii)	Plan pursuant to Rule 12b-1 for the Platinum Class – (iv)

(iii)	Plan pursuant to Rule 12b-1 for the Service Class – (xviii)

(n)(i)	Amended and Restated Plan pursuant to Rule 18f-3 – (iv)

(ii)	Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 – (xv)

(iii)	Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 – (xix)

(p)(i)	Code of Ethics of Registrant, American Beacon Mileage Funds, American Beacon Select Funds and American Beacon Master Trust, dated April 25, 2007 – (filed herewith)

(ii)	Code of Ethics of American Beacon Advisors, Inc., dated April 25, 2007 – (filed herewith)

(iii)	Code of Ethics of State Street Master Funds, dated September 16, 2004 – (xxiii)

(iv)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated January, 2007 – (filed herewith)

(v)	Code of Ethics of Brandywine Asset Management, LLC, dated December 2006 – (filed herewith)

(vi)	Code of Ethics of Brown Brothers Harriman & Co., dated November 2006 – (xxviii)

(vii)	Code of Ethics of Calamos Advisors, LLC, dated December 2007 – (filed herewith)

(viii)	Code of Ethics of Causeway Capital Management LLC, dated January 2006 – (filed herewith)

(ix)	Code of Ethics of Dreman Value Management, LLC, — (filed herewith)

(x)	Code of Ethics of Franklin Advisors, Inc., dated May 2006 – (filed herewith)

(xi)	Code of Ethics of Goldman Sachs Asset Management, L.P., dated January 23, 2007 – (filed herewith)

(xii)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated May 2006 – (filed herewith)

(xiii)	Code of Ethics of Lazard Asset Management LLC, dated February 2006 – (filed herewith)

(xiv)	Code of Ethics of Metropolitan West Capital Management, LLC, dated October 4, 2006 – (filed herewith)

(xv)	Code of Ethics of Morgan Stanley Investment Management, dated December 2006 – (filed herewith)

(xvi)	Code of Ethics of NISA Investment Advisors, L.L.C., dated February 2007 – (filed herewith)

(xvii)	Code of Ethics of Opus Capital Management, Inc., dated January 2006 – (filed herewith)

(xviii)	Code of Ethics of PanAgora Asset Management, Inc., dated July 2006 — (filed herewith)

(xix)	Code of Ethics of Post Advisory Group, dated July 2006 – (filed herewith)

(xx)	Code of Ethics of Pzena Investment Management, LLC, dated December 25, 2007 – (filed herewith)

(xxi)	Code of Ethics of SSgA Funds Management, Inc., dated October 2005 – (xxviii)

(xxii)	Code of Ethics of Templeton Investments, dated May 2006 – (filed herewith)

(xxiii)	Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset Management, LLC, dated November 2007 – (filed herewith)

(xxiv)	Code of Ethics of The Renaissance Group, dated July 2007 – (filed herewith)

Other:	Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O’Sullivan, and Kneeland Youngblood) – (ii)

Powers of Attorney for Trustees (R. Gerald Turner) – (xiii)

Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline, and Richard A. Massman) – (xxii)

Powers of Attorney for Trustees of the Quantitative Master Series Trust – (xxiii)

Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio – (viii)

Powers of Attorney for Trustees of the Quantitative Master Series Trust – (xxx)

#	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i)	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii)	Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii)	Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv)	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi)	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii)	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii)	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix)	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi)	Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii)	Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xiv)	Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xv)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvi)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xvii)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xviii)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xix)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.

(xx)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.

(xxi)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004.

(xxii)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 15, 2004.

(xxiii)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2005.

(xxiv)	Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on September 30, 2005.

(xxv)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2005.

(xxvi)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2006.

(xxvii)	Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 31, 2006.

(xxviii)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2007.

(xxix)	Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 30, 2007.

(xxx)	Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on June 29, 2007.
Item 24. Persons Controlled by or under Common Control with Registrant
None.
Item 25. Indemnification
     Article XI, Section 2 of the Declaration of Trust of the Trust provides that:
(a)	Subject to the exceptions and limitations contained in paragraph (b) below:
               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;
               (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
     (b) No indemnification shall be provided hereunder to a Covered Person:
               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.
     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.
     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:
               (i) such Covered Person shall have provided appropriate security for such undertaking;
               (ii) the Trust is insured against losses arising out of any such advance payments; or

               (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.
     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.
Item 26. I. Business and Other Connections of Investment Manager
     American Beacon Advisors, Inc. (the “Manager”), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.
               II. Business and Other Connections of Investment Advisers
     The investment advisers listed below provide investment advisory services to the Trust.
     American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.
     Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.
     Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.
     Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563.
     Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.
     Dreman Value Management LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311.
     Franklin Advisers, inc., One Franklin Parkway, San Mateo, CA 94403.
     Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005.

     Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.
     Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.
     Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.
     Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.
     NISA Investment Advisors, LLC, 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105.
     Opus Capital Management, Inc., One West Fourth Street, Suite 415, Cincinnati, Ohio 45202.
     PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.
     Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.
     Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, New York 10036.
     Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.
     The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.
     The Renaissance Group LLC, The Baldwin Center, 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202.
     Information as to the officers and directors of each of the above investment advisers is included in that adviser’s current Form ADV filed with the SEC and is incorporated by reference herein.
Item 27. Principal Underwriter
     (a) Foreside Fund Services, LLC (“FFS”), the Trust’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
American Beacon Mileage Funds
American Beacon Select Funds
Bridgeway Funds, Inc.

Central Park Group Multi-Event Fund
Century Capital Management Trust
FocusShares Trust
Forum Funds
Henderson Global Funds
Hirtle Callahan Trust
Ironwood Series Trust
Monarch Funds
PNC Funds, Series of the Trust for Professional Managers
RevenueShares ETF Trust
Sound Shore Fund, Inc.
SPA ETF Trust
The CNL Funds
The Japan Fund, Inc.
Wintergreen Fund, Inc.
     (b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals is Two Portland Square, First Floor, Portland, Maine 04101.

Name	Position with Underwriter	Position with Trust
Mark S. Redman	President	None
Richard J. Berthy	Vice President and Treasurer	None
Nanette K. Chern	Chief Compliance Officer, Secretary and Vice President	None
Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President and Assistant Secretary	None
Item 28. Location of Accounts and Records
     The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust’s custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust’s transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust’s investment advisers at the addresses listed in Item 26 Part II above.
Item 29. Management Services
     All substantive provisions of any management-related service contract are discussed in Part A or Part B.
Item 30. Undertakings
Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on February 29, 2008. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

AMERICAN BEACON FUNDS
By:	/s/ Douglas G. Herring
Douglas G. Herring
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 70 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Douglas G. Herring	President and Trustee	February 29, 2008
Douglas G. Herring

William F. Quinn*	Executive Vice President	February 29, 2008
William F. Quinn	and Trustee

/s/ Rebecca L. Harris	Treasurer (Principal	February 29, 2008
Rebecca L. Harris	Financial Officer)

W. Humphrey Bogart*	Trustee	February 29, 2008
W. Humphrey Bogart

Brenda A. Cline*	Trustee	February 29, 2008
Brenda A. Cline

Alan D. Feld*	Trustee	February 29, 2008
Alan D. Feld

Richard A. Massman*	Trustee	February 29, 2008
Richard A. Massman

Stephen D. O’Sullivan*	Trustee	February 29, 2008
Stephen D. O’Sullivan

R. Gerald Turner*	Trustee	February 29, 2008
R. Gerald Turner

Kneeland Youngblood*	Trustee	February 29, 2008
Kneeland Youngblood

*By /s/ Douglas G. Herring
Douglas G. Herring, Attorney-In-Fact

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, American Beacon Master Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to American Beacon Master Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A as it relates to American Beacon Master Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on February 29, 2008. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

AMERICAN BEACON MASTER TRUST
By:	/s/ Douglas G. Herring
Douglas G. Herring
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 70 to the Registration Statement for the American Beacon Funds as it relates to American Beacon Master Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Douglas G. Herring	President and Trustee	February 29, 2008
Douglas G. Herring

William F. Quinn*	Executive Vice President	February 29, 2008
William F. Quinn	(Principal Executive Officer) and Trustee

/s/ Rebecca L. Harris	Treasurer (Principal	February 29, 2008
Rebecca L. Harris	Financial Officer)

W. Humphrey Bogart*	Trustee	February 29, 2008
W. Humphrey Bogart

Brenda A. Cline*	Trustee	February 29, 2008
Brenda A. Cline

Alan D. Feld*	Trustee	February 29, 2008
Alan D. Feld

Richard A. Massman*	Trustee	February 29, 2008
Richard A. Massman

Stephen D. O’Sullivan*	Trustee	February 29, 2008
Stephen D. O’Sullivan

R. Gerald Turner*	Trustee	February 29, 2008
R. Gerald Turner

Kneeland Youngblood* Trustee	Trustee	February 29, 2008
Kneeland Youngblood

*By /s/ Douglas G. Herring
Douglas G. Herring, Attorney-In-Fact

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Quantitative Master Series LLC has duly caused this Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A for the American Beacon Funds as it relates to the Quantitative Master Series LLC only to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on February 29, 2008. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

QUANTITATIVE MASTER SERIES LLC
By:	/s/ Donald C. Burke
Donald C. Burke, President and Chief
Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A for the American Beacon Funds as it relates to the Quantitative Master Series LLC only has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Burke* Donald C. Burke	President and Chief Executive Officer (Principal Executive Officer)	February 29, 2008

/s/ Neal J. Andrews	Chief Financial Officer	February 29, 2008

Neal J. Andrews	(Principal Financial and Accounting Officer)

David O. Beim*	Trustee	February 29, 2008

David O. Beim

Richard S. Davis*	Trustee	February 29, 2008

Richard S. Davis

Ronald W. Forbes*	Trustee	February 29, 2008

Ronald W. Forbes

Henry Gabbay*	Trustee	February 29, 2008

Henry Gabbay

Matina Horner*	Trustee	February 29, 2008

Matina Horner

Rodney D. Johnson*	Trustee	February 29, 2008

Rodney D. Johnson

Signature	Title	Date

Herbert I. London*	Trustee	February 29, 2008

Herbert I. London

Cynthia A. Montgomery*	Trustee	February 29, 2008

Cynthia A. Montgomery

Joseph P. Platt, Jr.*	Trustee	February 29, 2008

Joseph P. Platt, Jr.

Robert C. Cobb, Jr.*	Trustee	February 29, 2008

Robert C. Cobb, Jr.

Toby Rosenblatt*	Trustee	February 29, 2008

Toby Rosenblatt

Kenneth L. Urish*	Trustee	February 29, 2008

Kenneth L. Urish

Frederick W. Winter*	Trustee	February 29, 2008

Frederick W. Winter

*By /s/ Donald C. Burke
Donald C. Burke, Attorney-in-Fact

SIGNATURES
     This Registration Statement contains certain disclosures regarding State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the American Beacon Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on February 29, 2008. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS
By:	/s/ James E. Ross*
James E. Ross
President, State Street Master Funds

     This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on February 29, 2008. Each of the following persons is signing this Post-Effective Amendment No. 70 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/a/ James E. Ross*	Trustee and President (Principal Executive Officer), State Street Master Funds

James E. Ross

/s/ Gary L. French*	Treasurer (Principal Accounting Officer), State Street Master Funds

Gary L. French

William L. Boyan*	Trustee, State Street Master Funds

William L. Boyan

Michael F. Holland*	Trustee, State Street Master Funds

Michael F. Holland

Rina K. Spence*	Trustee, State Street Master Funds

Rina K. Spence

Douglas T. Williams*	Trustee, State Street Master Funds

Douglas T. Williams

*By:	/s/ Tim Walsh

Tim Walsh
as Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit
Number	Description

(d)(ii)(FFF)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc., dated August 3, 2007 – filed herewith

(e)(i)	Amendment to Distribution Agreement to update series of the funds and authorized persons, dated February 5, 2008 – filed herewith

(h)(xxiii)	Amended and Restated Credit Agreement between American Beacon Funds, and American Beacon Advisors, Inc., dated January 31, 2008 – filed herewith

(i)	Opinion and consent of counsel – filed herewith

(j)	Consent of Independent Auditors – filed herewith

(p)(i)	Code of Ethics of Registrant, American Beacon Mileage Funds, American Beacon Select Funds and American Beacon Master Trust, dated October 2, 2007 – filed herewith

(ii)	Code of Ethics of American Beacon Advisors, Inc., dated October 2, 2007 – filed herewith

(iv)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated January, 2007 – filed herewith

(v)	Code of Ethics of Brandywine Asset Management, LLC, dated December 2006 – filed herewith

(vii)	Code of Ethics of Calamos Advisors, LLC, dated December 2007 – filed herewith

(viii)	Code of Ethics of Causeway Capital Management LLC, dated January 2006 – filed herewith

(ix)	Code of Ethics of Dreman Value Management, LLC, — filed herewith

(x)	Code of Ethics of Franklin Advisors, Inc., dated May 2006 – filed herewith

(xi)	Code of Ethics of Goldman Sachs Asset Management, L.P., dated January 23, 2007 – filed herewith

(xii)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated May 2006 – filed herewith

(xiii)	Code of Ethics of Lazard Asset Management LLC, dated February 2006 – filed herewith

(xiv)	Code of Ethics of Metropolitan West Capital Management, LLC, dated October 4, 2006 – filed herewith

Exhibit
Number	Description

(xv)	Code of Ethics of Morgan Stanley Investment Management, dated December 2006 – filed herewith

(xvi)	Code of Ethics of NISA Investment Advisors, L.L.C., dated February 2007 – filed herewith

(xvii)	Code of Ethics of Opus Capital Management, Inc., dated January 2006 – filed herewith

(xviii)	Code of Ethics of PanAgora Asset Management, Inc., dated July 2006 — filed herewith

(xix)	Code of Ethics of Post Advisory Group, dated July 2006 – filed herewith

(xx)	Code of Ethics of Pzena Investment Management, LLC, dated December 25, 2007 – filed herewith

(xxii)	Code of Ethics of Templeton Investments, dated May 2006 – filed herewith

(xxiii)	Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset Management, LLC, dated November 2007 – filed herewith

(xxiv)	Code of Ethics of The Renaissance Group, dated July 2007 – filed herewith